UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Multi Asset Income Fund (formerly AllianzGI Retirement Income Fund)
AllianzGI Global Allocation Fund
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI Convertible Fund
AllianzGI Core Bond Fund
AllianzGI Core Plus Bond Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Europe Equity Dividend Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global High Yield Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI PerformanceFee Managed Futures Strategy Fund
AllianzGI PerformanceFee Structured US Equity Fund
AllianzGI PerformanceFee Structured US Fixed Income Fund
AllianzGI Preferred Securities and Income Fund
AllianzGI Real Estate Debt Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI Ultra Micro Cap Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2020 Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—89.8%

AllianzGI Advanced Core Bond	591,760	$8,491,758
AllianzGI Best Styles U.S. Equity (c)	147,737	2,827,689
AllianzGI Emerging Markets Small-Cap (b)	19,019	321,998
AllianzGI Global Dynamic Allocation (c)	1,543,860	30,259,658
AllianzGI Short Duration High Income (c)	39,687	587,365

Total Mutual Funds (cost—$40,421,780)		42,488,468

EXCHANGE-TRADED FUNDS—6.4%

iShares Floating Rate Bond	5,550	283,050
iShares TIPS Bond	3,758	424,166
iShares U.S. Preferred Stock	11,296	425,972
Vanguard Intermediate-Term Corporate Bond	7,041	588,064
Vanguard Mortgage-Backed Securities	24,775	1,273,683

Total Exchange-Traded Funds (cost—$3,000,565)		2,994,935

	Principal Amount (000s)	Value*

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,772,052; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,808,620 including accrued interest (cost—1,772,000)	$1,772	$1,772,000

Total Investments (cost—$45,194,345)—99.9%		47,255,403

Other assets less liabilities (d)—0.1%		64,644

Net Assets—100.0%		$47,320,047

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year Ultra U.S. Treasury Bond	15	9/19/18		$1,500		$1,924	$25,973
E-mini Russell 2000 Index	1	9/21/18		—	(f)	82	(1,944)
E-mini S&P 500 Index	11	9/21/18		1		1,497	(36,847)
Euro-Bund 10-Year Bond	1	9/6/18	EUR	100		190	769

							$(12,049)

Short position contracts:
Euro Currency	(2)	9/17/18		$(250)		$(293)	$2,407
Euro STOXX 50 Index	(1)	9/21/18	EUR	(—	)(f)	(40)	874
Mini MSCI Emerging Markets Index	(12)	9/21/18		$(1)		(638)	26,193
MSCI EAFE Index	(9)	9/21/18		(—	)(f)	(880)	28,475

							$57,949

							$45,900

(e)	At June 30, 2018, the Fund pledged $408,053 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.5%

AllianzGI Advanced Core Bond	593,930	$8,522,894
AllianzGI Best Styles U.S. Equity (c)	313,824	6,006,590
AllianzGI Emerging Markets Small-Cap (b)	20,421	345,728
AllianzGI Global Dynamic Allocation (c)	2,330,200	45,671,913
AllianzGI Short Duration High Income (c)	8,864	131,187

Total Mutual Funds (cost—$57,246,098)		60,678,312

EXCHANGE-TRADED FUNDS—0.6%

iShares Floating Rate Bond	2,536	129,336
iShares TIPS Bond	2,237	252,490

Total Exchange-Traded Funds (cost—$381,398)		381,826

	Principal Amount (000s)	Value*

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,698,050; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,736,275 including accrued interest (cost—$1,698,000)	$1,698	$1,698,000

Total Investments (cost—$59,325,496)—98.8%		62,758,138

Other assets less liabilities (d)—1.2%		768,264

Net Assets—100.0%		$63,526,402

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	3	9/21/18		$—	(f)	$247	$(5,833)
E-mini S&P 500 Index	24	9/21/18		1		3,266	(80,394)
Euro-Bund 10-Year Bond	1	9/6/18	EUR	100		190	256
SPI 200 Index	1	9/20/18	AUD	—	(f)	114	(650)

							$(86,621)

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(3)	9/19/18		$(300)		$(385)	$(5,607)
Euro Currency	(2)	9/17/18		(250)		(293)	2,407
Euro STOXX 50 Index	(5)	9/21/18	EUR	(—	)(f)	(198)	1,825
Mini MSCI Emerging Markets Index	(12)	9/21/18		$(1)		(638)	26,188

							$24,813

							$(61,808)

(e)	At June 30, 2018, the Fund pledged $813,227 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—96.1%

AllianzGI Advanced Core Bond	152,900	$2,194,118
AllianzGI Best Styles Global Equity (c)	395,825	6,586,527
AllianzGI Best Styles U.S. Equity (c)	492,531	9,427,035
AllianzGI Emerging Markets Small-Cap (b)	46,319	784,174
AllianzGI Global Dynamic Allocation (c)	2,598,439	50,929,402

Total Mutual Funds (cost—$65,002,244)		69,921,256

EXCHANGE-TRADED FUNDS—0.2%

iShares Floating Rate Bond (cost—$150,750)	2,955	150,705

	Principal Amount (000s)	Value*

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,824,053; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,861,672 including accrued interest (cost—$1,824,000)	$1,824	$1,824,000

Total Investments (cost—$66,976,994)—98.8%		71,895,961

Other assets less liabilities (d)—1.2%		839,713

Net Assets—100.0%		$72,735,674

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	7	9/21/18		$—	(f)	$577	$(13,609)
E-mini S&P 500 Index	28	9/21/18		1		3,810	(93,793)
SPI 200 Index	3	9/20/18	AUD	—	(f)	341	(286)

							$(107,688)

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(1)	9/19/18		$(100)		$(128)	$(1,869)
Euro Currency	(3)	9/17/18		(375)		(440)	3,610
Euro STOXX 50 Index	(11)	9/21/18	EUR	(—	)(f)	(436)	9,617
Mini MSCI Emerging Markets Index	(26)	9/21/18		$(1)		(1,382)	61,906
TOPIX Index	(1)	9/13/18	JPY	(10)		(156)	(862)

							$72,402

							$(35,286)

(e)	At June 30, 2018, the Fund pledged $881,439 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2035 Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.9%

AllianzGI Advanced Core Bond	103,036	$1,478,562
AllianzGI Best Styles Global Equity (c)	1,071,750	17,833,927
AllianzGI Best Styles U.S. Equity (c)	473,788	9,068,296
AllianzGI Emerging Markets Small-Cap (b)	38,066	644,453
AllianzGI Global Dynamic Allocation (c)	1,392,467	27,292,360

Total Mutual Funds (cost—$52,134,344)		56,317,598

	Principal Amount (000s)	Value*

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,528,045; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,562,647 including accrued interest (cost—$1,528,000)	$1,528	$1,528,000

Total Investments (cost—$53,662,344)—98.5%		57,845,598

Other assets less liabilities (d)—1.5%		856,743

Net Assets—100.0%		$58,702,341

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	11	9/21/18		$1		$906	$(21,386)
E-mini S&P 500 Index	24	9/21/18		1		3,266	(76,467)
SPI 200 Index	5	9/20/18	AUD	—	(f)	569	60

							$(97,793)

Short position contracts:
Euro Currency	(3)	9/17/18		$(375)		$(440)	$3,611
Euro STOXX 50 Index	(17)	9/21/18	EUR	(—	)(f)	(673)	13,590
Mini MSCI Emerging Markets Index	(29)	9/21/18		$(1)		(1,542)	66,489
TOPIX Index	(2)	9/13/18	JPY	(20)		(313)	1,798

							$85,488

							$(12,305)

(e)	At June 30, 2018, the Fund pledged $871,260 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2040 Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—96.0%

AllianzGI Best Styles Global Equity (c)	1,404,155	$23,365,146
AllianzGI Best Styles U.S. Equity (c)	494,075	9,456,597
AllianzGI Emerging Markets Small-Cap (b)	32,334	547,416
AllianzGI Global Dynamic Allocation (c)	874,035	17,131,087

Total Mutual Funds (cost—$46,537,964)		50,500,246

	Principal Amount (000s)	Value*

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,069,031; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,094,818 including accrued interest (cost—$1,069,000)	$1,069	$1,069,000

Total Investments (cost—$47,606,964)—98.0%		51,569,246

Other assets less liabilities (d)—2.0%		1,030,714

Net Assets—100.0%		$52,599,960

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	13	9/21/18		$1		$1,071	$(25,275)
E-mini S&P 500 Index	22	9/21/18		1		2,994	(69,767)
SPI 200 Index	6	9/20/18	AUD	—	(f)	682	(590)

							$(95,632)

Short position contracts:
Euro Currency	(3)	9/17/18		$(375)		$(440)	$3,611
Euro STOXX 50 Index	(19)	9/21/18	EUR	(—	)(f)	(752)	16,611
Mini MSCI Emerging Markets Index	(30)	9/21/18		$(2)		(1,595)	65,367
TOPIX Index	(2)	9/13/18	JPY	(20)		(313)	1,798

							$87,387

							$(8,245)

(e)	At June 30, 2018, the Fund pledged $1,083,152 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2045 Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.9%

AllianzGI Best Styles Global Equity (c)	1,091,529	$18,163,044
AllianzGI Best Styles U.S. Equity (c)	334,092	6,394,518
AllianzGI Emerging Markets Small-Cap (b)	19,083	323,069
AllianzGI Global Dynamic Allocation (c)	378,988	7,428,169

Total Mutual Funds (cost—$29,806,375)		32,308,800

	Principal Amount (000s)	Value*

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $709,021; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $723,448 including accrued interest (cost—$709,000)	$709	$709,000

Total Investments (cost—$30,515,375)—98.0%		33,017,800

Other assets less liabilities (d)—2.0%		687,601

Net Assets—100.0%		$33,705,401

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	10	9/21/18		$1		$824	$(19,442)
E-mini S&P 500 Index	14	9/21/18		1		1,905	(42,969)
SPI 200 Index	5	9/20/18	AUD	—	(f)	569	60

							$(62,351)

Short position contracts:
Euro Currency	(2)	9/17/18		$(250)		$(293)	$2,407
Euro STOXX 50 Index	(14)	9/21/18	EUR	(—	)(f)	(554)	12,240
Mini MSCI Emerging Markets Index	(21)	9/21/18		$(1)		(1,116)	47,728
TOPIX Index	(2)	9/13/18	JPY	(20)		(313)	1,798

							$64,173

							$1,822

(e)	At June 30, 2018, the Fund pledged $715,936 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2050 Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.1%

AllianzGI Best Styles Global Equity (c)	1,164,050	$19,369,797
AllianzGI Best Styles U.S. Equity (c)	317,517	6,077,284
AllianzGI Emerging Markets Small-Cap (b)	18,341	310,518
AllianzGI Global Dynamic Allocation (c)	294,300	5,768,281

Total Mutual Funds (cost—$29,190,401)		31,525,880

	Principal Amount (000s)	Value*

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,100,032; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,123,755 including accrued interest (cost—$1,100,000)	$1,100	$1,100,000

Total Investments (cost—$30,290,401)—98.4%		32,625,880

Other assets less liabilities (d)—1.6%		516,301

Net Assets—100.0%		$33,142,181

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	10	9/21/18		$1		$824	$(19,442)
E-mini S&P 500 Index	14	9/21/18		1		1,905	(42,969)
SPI 200 Index	5	9/20/18	AUD	—	(f)	569	60

							$(62,351)

Short position contracts:
Euro Currency	(2)	9/17/18		$(250)		$(293)	$2,407
Euro STOXX 50 Index	(15)	9/21/18	EUR	(—	)(f)	(594)	13,114
Mini MSCI Emerging Markets Index	(21)	9/21/18		$(1)		(1,116)	47,728
TOPIX Index	(2)	9/13/18	JPY	(20)		(313)	1,798

							$65,047

							$2,696

(e)	At June 30, 2018, the Fund pledged $538,494 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2055 Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.4%

AllianzGI Best Styles Global Equity (c)	604,842	$10,064,564
AllianzGI Best Styles U.S. Equity (c)	164,986	3,157,824
AllianzGI Emerging Markets Small-Cap (b)	9,619	162,848
AllianzGI Global Dynamic Allocation (c)	152,922	2,997,268

Total Mutual Funds (cost—$15,526,576)		16,382,504

	Principal Amount (000s)	Value*

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $423,012; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $434,069 including accrued interest (cost—$423,000)	$423	$423,000

Total Investments (cost—$15,949,576)—97.9%		16,805,504

Other assets less liabilities (d)—2.1%		358,774

Net Assets—100.0%		$17,164,278

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	5	9/21/18		$—	(f)	$412	$(9,721)
E-mini S&P 500 Index	7	9/21/18		—	(f)	953	(23,448)
SPI 200 Index	3	9/20/18	AUD	—	(f)	341	(305)

							$(33,474)

Short position contracts:
Euro Currency	(1)	9/17/18		$(125)		$(147)	$1,204
Euro STOXX 50 Index	(8)	9/21/18	EUR	(—	)(f)	(317)	6,994
Mini MSCI Emerging Markets Index	(11)	9/21/18		$(1)		(585)	27,235
TOPIX Index	(1)	9/13/18	JPY	(10)		(156)	(862)

							$34,571

							$1,097

(e)	At June 30, 2018, the Fund pledged $342,122 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

EUR—Euro

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Multi Asset Income Fund (formerly AllianzGI Retirement Income Fund)

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS—67.9%

AllianzGI Emerging Markets Debt (b)(c)	205,101	$2,697,075
AllianzGI Europe Equity Dividend (b)(c)	188,850	2,947,942
AllianzGI Global High Yield (b)(c)	102,227	1,508,869
AllianzGI High Yield Bond (b)(c)	108,989	929,673
AllianzGI Real Estate Debt (b)(c)	217,564	3,263,460
AllianzGI Short Duration High Income (b)(d)	372,506	5,513,087
Harvest Asian Bond (c)	117,513	1,118,728
PIMCO Income (b)(c)	536,600	6,433,830
PIMCO Preferred and Capital Security (b)(c)	425,758	4,274,613

Total Mutual Funds (cost—$29,006,250)		28,687,277

COMMON STOCK—13.2%

Equity Real Estate Investment Trusts (REITs)—8.1%
American Tower Corp.	975	140,566
Apple Hospitality REIT, Inc.	12,560	224,573
AvalonBay Communities, Inc.	750	128,917
Crown Castle International Corp.	1,347	145,234
Gaming and Leisure Properties, Inc.	3,906	139,835
Government Properties Income Trust	10,910	172,923
Hospitality Properties Trust	7,820	223,730
Iron Mountain, Inc.	3,959	138,605
Lexington Realty Trust	14,637	127,781
Mapletree Industrial Trust	164,000	232,074
Medical Properties Trust, Inc.	8,192	115,016
Omega Healthcare Investors, Inc.	5,141	159,371
QTS Realty Trust, Inc., Class A	3,220	127,190
Select Income REIT	8,000	179,760
Senior Housing Properties Trust	12,210	220,879
Simon Property Group, Inc.	1,216	206,951
STAG Industrial, Inc.	6,078	165,504
Uniti Group, Inc.	11,651	233,369
Welltower, Inc.	3,401	213,209
WP Carey, Inc.	1,940	128,719

		3,424,206

Mortgage Real Estate Investment Trusts (REITs)—4.5%
AGNC Investment Corp.	24,149	448,930
Annaly Capital Management, Inc.	20,413	210,050
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,361	362,630
Ladder Capital Corp.	15,118	236,143
New Residential Investment Corp.	12,141	212,346
Starwood Property Trust, Inc.	9,653	209,566
Two Harbors Investment Corp.	13,425	212,115

		1,891,780

Real Estate Management & Development—0.6%
DAMAC Properties Dubai Co. PJSC	172,000	96,140
Shenzhen Investment Ltd.	364,000	132,262

		228,402

Total Common Stock (cost—$5,457,817)		5,544,388

EXCHANGE-TRADED FUNDS—9.5%

Alerian	146,560	1,480,256
Invesco Senior Loan ETF	110,975	2,541,327

Total Exchange-Traded Funds (cost—$4,021,080)		4,021,583

	Principal Amount (000s)	Value*

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,656,048; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,692,868 including accrued interest (cost—$1,656,000)	$1,656	$1,656,000

Total Investments (cost—$40,141,147) (a)—94.5%		39,909,248

Other assets less liabilities (e)—5.5%		2,344,313

Net Assets—100.0%		$42,253,561

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $460,476, representing 1.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class R6 share.

Schedule of Investments

AllianzGI Multi Asset Income Fund (formerly AllianzGI Retirement Income Fund)

June 30, 2018 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Euro STOXX 50 Index	10	9/21/18	EUR	—	(g)	$396	$(9,008)
10-Year Ultra U.S. Treasury Bond	38	9/19/18	$	3,800		4,873	55,603
5-Year U.S. Treasury Note	41	9/28/18		4,100		4,658	17,867
E-mini S&P 500 Index	29	9/21/18		1		3,947	(85,773)
Euro Currency	6	9/17/18		750		880	(9,803)
Euro-Bund 10-Year Bond	5	9/6/18	EUR	500		949	8,367
Hang Seng Index	4	7/30/18	HKD	—	(g)	732	(580)
Mini MSCI Emerging Markets Index	7	9/21/18	$	—	(g)	372	(19,791)
SPI 200 Index	4	9/20/18	AUD	—	(g)	455	4,059
TOPIX Index	3	9/13/18	JPY	30		469	(8,006)
Toronto S&P 60 Index	2	9/20/18	CAD	—	(g)	293	3,442
U.S. Treasury Ultra Bond	12	9/19/18	$	1,200		1,915	28,102
United Kingdom Government 10-Year Gilt	3	9/26/18	GBP	300		487	1,698

							$(13,823)

Short position contracts:
2-Year U.S. Treasury Note	(44)	9/28/18	$	(8,800)		$(9,320)	$5,426
Dow Jones U.S. Real Estate Index	(54)	9/21/18		(5)		(1,727)	(20,860)

							$(15,434)

							$(29,257)

(f)	At June 30, 2018, the Fund pledged $935,495 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—92.4%

AllianzGI Advanced Core Bond	6,133,453	$88,015,050
AllianzGI Best Styles Global Equity (c)	8,098,215	134,754,304
AllianzGI Best Styles Global Managed Volatility	2,125,266	36,873,369
AllianzGI Emerging Markets Debt (b)	1,090,775	14,343,694
AllianzGI Emerging Markets Small-Cap (b)	273,550	4,631,198
AllianzGI International Growth (b)	1,021,708	18,952,678
AllianzGI PerformanceFee Managed Futures Strategy (c)(d)	1,500,000	14,205,000

Total Mutual Funds (cost—$292,727,757)		311,775,293

EXCHANGE-TRADED FUNDS—5.0%

iShares iBoxx $ Investment Grade Corporate Bond	87,950	10,076,431
iShares MBS	65,470	6,820,665

Total Exchange-Traded Funds (cost—$17,565,566)		16,897,096

	Principal Amount (000s)	Value*

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $6,641,194; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $6,776,294 including accrued interest (cost—$6,641,000)	$6,641	$6,641,000

Total Investments (cost—$316,934,323)—99.4%		335,313,389

Other assets less liabilities (e)—0.6%		1,858,070

Net Assets—100.0%		$337,171,459

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	34	9/28/18	$6,800	$7,202	$(2,182)
E-mini Russell 2000 Index	81	9/21/18	4	6,672	(157,482)
E-mini S&P 500 Index	168	9/21/18	8	22,862	(550,878)
Japanese Yen	30	9/17/18	38	3,400	(20,705)
MSCI EAFE Index	23	9/21/18	1	2,249	(73,537)

					$(804,784)

Short position contracts:
Euro Currency	(46)	9/17/18	$(5,750)	$(6,749)	$(22,679)
Mini MSCI Emerging Markets Index	(62)	9/21/18	(3)	(3,296)	77,044

					$54,365

					$(750,419)

(f)	At June 30, 2018, the Fund pledged $2,618,938 in cash as collateral for futures contracts.

Glossary:

EAFE—Europe, Australasia and Far East

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—79.8%

Brazil—4.3%
B3 S.A.—Brasil Bolsa Balcao	656	$3,461
Banco Bradesco S.A.	4,114	25,879
Banco do Brasil S.A.	8,100	59,876
Banco Santander Brasil S.A. UNIT	1,700	12,852
Braskem S.A. ADR	1,417	36,842
Cia de Saneamento de Minas Gerais—COPASA	1,200	12,700
Cosan Ltd., Class A	5,471	41,744
Fibria Celulose S.A.	3,200	59,917
JBS S.A.	4,600	11,038
Sao Martinho S.A.	1,200	5,527

		269,836

China—31.8%
Agricultural Bank of China Ltd., Class H	94,000	43,873
Alibaba Group Holding Ltd. ADR (e)	1,284	238,221
BAIC Motor Corp., Ltd., Class H (a)	7,000	6,663
Baidu, Inc. ADR (e)	160	38,880
Bank of China Ltd., Class H	158,000	78,356
Bank of Communications Co., Ltd., Class H	84,000	64,290
BYD Electronic International Co., Ltd.	8,500	11,573
China Communications Services Corp., Ltd., Class H	18,000	11,375
China Construction Bank Corp., Class H	100,000	91,504
China Everbright Bank Co., Ltd., Class H	47,000	20,164
China High Speed Transmission Equipment Group Co., Ltd.	6,000	9,246
China Huarong Asset Management Co., Ltd., Class H (a)	107,000	30,845
China Merchants Bank Co., Ltd., Class H	24,000	88,282
China Mobile Ltd.	1,500	13,309
China Petroleum & Chemical Corp., Class H	44,000	39,385
China Power International Development Ltd.	97,333	22,419
China Southern Airlines Co., Ltd., Class H	10,000	7,836
China Telecom Corp., Ltd., Class H	112,000	52,555
Chinasoft International Ltd. (e)	18,000	13,996
Chongqing Rural Commercial Bank Co., Ltd., Class H	69,000	40,955
CIFI Holdings Group Co., Ltd.	20,000	12,669
Geely Automobile Holdings Ltd.	14,000	36,021
Hollysys Automation Technologies Ltd.	563	12,465
Hua Hong Semiconductor Ltd. (a)	7,000	23,925
Huaneng Renewables Corp., Ltd., Class H	16,000	5,303
Industrial & Commercial Bank of China Ltd., Class H	213,000	158,864
Kingboard Laminates Holdings Ltd.	14,000	17,214
Nexteer Automotive Group Ltd.	19,000	27,947
Ping An Insurance Group Co. of China Ltd., Class H	8,500	77,840
Pou Sheng International Holdings Ltd.	18,000	3,437
Shenzhen Expressway Co., Ltd., Class H	26,000	25,476
Shenzhen Investment Ltd.	22,000	7,994
Sichuan Expressway Co., Ltd., Class H	14,000	4,240
Springland International Holdings Ltd.	37,000	9,884
Tencent Holdings Ltd.	9,650	484,578
Tianneng Power International Ltd.	28,700	44,549
Tongda Group Holdings Ltd.	80,000	16,168
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	12,740	15,448
XTEP International Holdings Ltd.	16,500	11,267
Yuzhou Properties Co., Ltd.	33,000	19,393

	Shares	Value*

Zhejiang Expressway Co., Ltd., Class H	20,000	$17,812
Zhongsheng Group Holdings Ltd.	12,500	37,425

		1,993,646

Colombia—1.3%
Almacenes Exito S.A.	1,161	6,417
Corp. Financiera Colombiana S.A. (e)	564	4,883
Ecopetrol S.A.	59,953	61,875
Grupo Aval Acciones y Valores S.A. ADR	717	5,944

		79,119

Czech Republic—0.3%
Moneta Money Bank AS (a)	4,984	17,100

Egypt—0.2%
Commercial International Bank Egypt SAE GDR	2,199	10,885

Hong Kong—0.0%
Tongda Hong Tai Holdings Ltd. (e)	2,000	372

Hungary—0.7%
Magyar Telekom Telecommunications PLC	8,154	11,597
MOL Hungarian Oil & Gas PLC	2,024	19,476
OTP Bank PLC	437	15,778

		46,851

India—0.4%
Tata Motors Ltd. ADR (e)	718	14,037
Wipro Ltd. ADR	2,734	13,096

		27,133

Indonesia—0.6%
Adaro Energy Tbk PT	54,300	6,775
Gudang Garam Tbk PT	1,100	5,154
Telekomunikasi Indonesia Persero Tbk PT ADR	999	25,984

		37,913

Korea (Republic of)—14.4%
Daelim Industrial Co., Ltd.	424	29,127
Doosan Heavy Industries & Construction Co., Ltd. (e)	249	3,499
GS Holdings Corp.	544	26,540
Hana Financial Group, Inc.	2,066	79,336
Hanil Cement Co., Ltd. (c)(d)	83	10,687
Hanwha General Insurance Co., Ltd.	767	4,492
KB Financial Group, Inc.	716	33,703
Korea Electric Power Corp. ADR	3,038	43,565
Korea Petrochemical Ind Co., Ltd.	115	25,822
LG Chem Ltd.	83	24,842
LG Corp.	1,000	64,649
Lotte Chemical Corp.	33	10,287
LS Corp.	237	15,957
S&T Motiv Co., Ltd.	144	4,258
S-Oil Corp.	134	13,159
Samsung Electronics Co., Ltd.	9,050	379,100
Samsung Electronics Co., Ltd. GDR	35	36,301
SK Hynix, Inc.	815	62,559
Woori Bank	2,243	32,716

		900,599

Malaysia—1.8%
Bermaz Auto Bhd.	15,140	8,246
CIMB Group Holdings Bhd.	10,800	14,561
Hong Leong Financial Group Bhd.	4,900	21,834
MISC Bhd.	3,700	5,421
Sunway Bhd.	17,675	6,778
Top Glove Corp. Bhd.	19,300	57,869

		114,709

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Mexico—2.9%
Alpek S.A.B de C.V.	9,000	$13,319
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	2,600	24,128
Grupo Lala S.A.B de C.V.	3,300	3,406
Industrias Bachoco S.A.B de C.V. ADR	806	46,450
Industrias Bachoco S.A.B de C.V., Ser. B	1,500	7,189
Ternium S.A. ADR	2,095	72,948
Vitro S.A.B de C.V., Ser. A	5,600	17,482

		184,922

Norway—0.3%
Bakkafrost P/F	351	19,452

Philippines—0.1%
DMCI Holdings, Inc.	23,600	4,643
San Miguel Corp.	1,350	3,487

		8,130

Russian Federation—1.3%
LUKOIL PJSC ADR	344	23,712
Magnitogorsk Iron & Steel Works PJSC GDR	444	3,897
MegaFon PJSC GDR	700	6,175
MMC Norilsk Nickel PJSC ADR	403	7,266
RusHydro PJSC ADR	5,912	6,176
Severstal PJSC GDR	348	5,068
X5 Retail Group NV GDR	1,158	30,583

		82,877

Singapore—0.2%
Accordia Golf Trust UNIT	4,600	2,075
Wing Tai Holdings Ltd.	6,500	9,481

		11,556

South Africa—3.5%
AVI Ltd.	3,606	28,443
Clicks Group Ltd.	2,581	36,853
Fortress REIT Ltd., Class A REIT	5,234	5,860
Investec Ltd.	1,341	9,391
Liberty Holdings Ltd.	4,895	41,508
Naspers Ltd., Class N	127	32,022
Raubex Group Ltd.	3,582	5,061
Redefine Properties Ltd. REIT	6,604	5,050
SPAR Group Ltd.	1,306	17,653
Super Group Ltd. (e)	3,534	9,027
Tiger Brands Ltd.	875	21,133
Tsogo Sun Holdings Ltd.	3,201	4,784

		216,785

Taiwan—8.7%
Accton Technology Corp.	7,000	20,184
AmTRAN Technology Co., Ltd.	9,000	4,071
Chicony Power Technology Co., Ltd.	5,025	8,459
China Motor Corp.	11,000	10,219
Compeq Manufacturing Co., Ltd.	46,000	48,732
First Financial Holding Co., Ltd.	42,840	28,924
Formosa Chemicals & Fibre Corp.	12,000	47,752
Grape King Bio Ltd.	2,000	15,071
Hon Hai Precision Industry Co., Ltd. GDR	2,780	15,034
Inventec Corp.	8,000	6,274
King Yuan Electronics Co., Ltd.	15,000	13,637
Lite-On Technology Corp.	26,439	31,946
Mitac Holdings Corp.	22,437	24,301
Powertech Technology, Inc.	6,800	19,710
Sinbon Electronics Co., Ltd.	5,479	14,953
Taiwan Cooperative Financial Holding Co., Ltd.	28,840	16,874
Taiwan Semiconductor Manufacturing Co., Ltd.	21,000	149,122

	Shares	Value*

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173	$6,325
Tong Yang Industry Co., Ltd.	3,000	4,616
Tripod Technology Corp.	3,000	8,239
United Microelectronics Corp. (c)(d)	36,000	20,171
Wistron Corp.	40,650	30,144

		544,758

Thailand—3.6%
Airports of Thailand PCL (c)(d)	35,000	66,536
GFPT PCL (c)(d)	5,400	1,953
PTT Global Chemical PCL (c)(d)	9,300	20,472
PTT PCL (c)(d)	62,000	89,638
Siam Cement PCL (c)(d)	1,250	15,608
Thai Union Group PCL (c)(d)	2,600	1,240
Thanachart Capital PCL (c)(d)	11,500	16,228
Tisco Financial Group PCL (c)(d)	6,100	15,452

		227,127

Turkey—2.2%
Akbank Turk AS	13,323	21,775
Arcelik AS	2,506	8,316
BIM Birlesik Magazalar AS	1,140	16,649
Petkim Petrokimya Holding AS	6,745	7,105
Soda Sanayii AS	44,556	60,114
Tofas Turk Otomobil Fabrikasi AS	3,122	16,339
Trakya Cam Sanayii AS	9,462	8,559

		138,857

United States—1.2%
China Biologic Products Holdings, Inc. (e)	364	36,156
First BanCorp (e)	5,027	38,457

		74,613

Total Common Stock (cost—$4,054,844)		5,007,240

PREFERRED STOCK—2.7%

Brazil—1.6%
Banco do Estado do Rio Grande do Sul S.A., Class B	3,100	11,798
Braskem S.A., Class A	600	7,858
Cia de Gas de Sao Paulo—COMGAS, Class A	500	7,652
Cia de Transmissao de Energia Eletrica Paulista	1,400	20,951
Metalurgica Gerdau S.A.	3,100	4,943
Petroleo Brasileiro S.A.	10,400	46,127

		99,329

Colombia—0.6%
Banco Davivienda S.A.	2,951	37,252

Korea (Republic of)—0.5%
Samsung Electronics Co., Ltd.	900	30,392

Total Preferred Stock (cost—$136,589)		166,973

	Units

WARRANTS—0.0%

Malaysia—0.0%
Sunway Bhd., expires 10/3/24, (e) (cost—$0)	2,272	199

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—7.2%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $449,013; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $458,184 including accrued interest (cost—$449,000)	$449	$449,000

Total Investments (cost—$4,640,433) (b)—89.7%		5,623,412

Other assets less liabilities (f)—10.3%		647,004

Net Assets—100.0%		$6,270,416

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $78,533, representing 1.3% of net assets.

(b)	Securities with an aggregate value of $3,607,186, representing 57.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $257,985, representing 4.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Depreciation
Long position contracts:
Mini MSCI Emerging Markets Index	6	9/21/18	$—	(h)	$319	$(19,904)
S&P CNX Nifty Index	31	7/26/18	—	(h)	663	(6,438)

						$(26,342)

(g)	At June 30, 2018, the Fund pledged $102,148 in cash as collateral for futures contracts.
(h)	Notional amount rounds to less than 500.

Glossary:

ADR—American Depositary Receipt

CNX—National Stock Exchange of India

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	17.6%
Internet Software & Services	12.2%
Technology Hardware, Storage & Peripherals	8.6%
Oil, Gas & Consumable Fuels	5.9%
Semiconductors & Semiconductor Equipment	4.7%
Chemicals	4.1%
Food Products	2.3%
Transportation Infrastructure	2.2%
Electronic Equipment, Instruments & Components	2.1%
Insurance	2.0%
Food & Staples Retailing	1.7%
Diversified Telecommunication Services	1.6%
Metals & Mining	1.5%
Automobiles	1.3%
Auto Components	1.3%
Industrial Conglomerates	1.2%
Electric Utilities	1.1%
Paper & Forest Products	1.0%
Specialty Retail	0.9%
Healthcare Equipment & Supplies	0.9%
Real Estate Management & Development	0.9%
Electrical Equipment	0.8%
Capital Markets	0.7%
Biotechnology	0.6%
Construction & Engineering	0.6%
Media	0.5%
Communications Equipment	0.5%
Independent Power Producers & Energy Traders	0.4%
IT Services	0.4%
Construction Materials	0.4%
Wireless Telecommunication Services	0.3%
Containers & Packaging	0.3%
Personal Products	0.2%
Water Utilities	0.2%
Household Durables	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2%
Multi-Line Retail	0.2%
Building Products	0.1%
Airlines	0.1%
Gas Utilities	0.1%
Hotels, Restaurants & Leisure	0.1%
Marine	0.1%
Tobacco	0.1%
Diversified Financial Services	0.1%
Repurchase Agreements	7.2%
Other assets less liabilities	10.3%

100.0%

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—97.2%

Australia—1.1%
BHP Billiton Ltd.	68,064	$1,703,099
BlueScope Steel Ltd.	42,948	548,127
Elders Ltd.	37,471	234,579
Flight Centre Travel Group Ltd.	14,590	686,809
Metcash Ltd.	235,325	453,879
Qantas Airways Ltd.	136,980	623,752
Rio Tinto Ltd.	10,838	669,629
Westpac Banking Corp.	71,525	1,553,306

		6,473,180

Austria—0.6%
Austria Technologie & Systemtechnik AG	6,383	117,904
Erste Group Bank AG (e)	34,506	1,438,552
EVN AG	15,600	290,861
OMV AG	10,655	602,622
POLYTEC Holding AG	9,614	137,646
Raiffeisen Bank International AG	10,445	320,028
UNIQA Insurance Group AG	30,222	277,658
voestalpine AG	13,469	619,346

		3,804,617

Belgium—0.0%
Recticel S.A.	15,205	172,463

Bermuda—0.1%
Bank of NT Butterfield & Son Ltd.	6,457	295,214

Brazil—0.7%
Engie Brasil Energia S.A.	67,500	596,149
Estacio Participacoes S.A.	46,600	293,132
Fibria Celulose S.A.	35,900	672,196
JBS S.A.	133,400	320,098
Sao Martinho S.A.	138,700	638,791
Smiles Fidelidade S.A.	5,900	79,159
Vale S.A.	113,419	1,451,190

		4,050,715

Canada—3.7%
AGF Management Ltd., Class B	36,529	193,391
BRP, Inc.	17,557	846,433
Canadian Apartment Properties REIT	11,302	366,489
Canadian Imperial Bank of Commerce	18,174	1,580,937
Canadian Tire Corp., Ltd., Class A	3,284	428,657
Chorus Aviation, Inc.	33,260	178,109
Cogeco Communications, Inc.	12,039	596,341
Colliers International Group, Inc.	4,626	351,951
Corus Entertainment, Inc., Class B	65,529	247,232
Dream Global Real Estate Investment Trust REIT	33,193	362,569
Dream Industrial Real Estate Investment Trust REIT	26,259	206,133
Exchange Income Corp.	14,334	349,341
Fairfax Financial Holdings Ltd.	1,674	938,021
Fortis, Inc.	18,091	578,240
Genworth MI Canada, Inc.	8,627	280,731
George Weston Ltd.	14,946	1,219,418
Husky Energy, Inc.	27,627	430,592
Industrial Alliance Insurance & Financial Services, Inc.	12,737	491,692
Killam Apartment REIT	30,375	346,113
Laurentian Bank of Canada	13,559	462,676
Linamar Corp.	10,238	450,202
Loblaw Cos., Ltd.	23,950	1,231,522
Magna International, Inc.	10,894	633,595
Manulife Financial Corp.	66,578	1,196,191
Martinrea International, Inc.	22,134	237,393
Methanex Corp.	6,471	457,570
National Bank of Canada	17,723	850,930

	Shares	Value*

Northview Apartment Real Estate Investment Trust REIT	16,295	$325,739
Power Corp. of Canada	18,629	417,174
Royal Bank of Canada	25,657	1,931,911
Russel Metals, Inc.	14,345	293,196
Teck Resources Ltd., Class B	20,387	519,348
Toronto-Dominion Bank	29,972	1,734,735
Transcontinental, Inc., Class A	62,628	1,454,404
West Fraser Timber Co., Ltd.	5,431	373,827

		22,562,803

China—4.2%
Agile Group Holdings Ltd.	156,909	266,972
Agricultural Bank of China Ltd., Class H	850,000	396,720
Alibaba Group Holding Ltd. ADR (e)	16,088	2,984,807
Anhui Conch Cement Co., Ltd., Class H	73,500	419,163
Bank of China Ltd., Class H	2,839,000	1,407,929
Bank of Communications Co., Ltd., Class H	545,961	417,856
Beijing Enterprises Holdings Ltd.	109,000	529,229
BOC Aviation Ltd. (a)	112,300	696,881
China CITIC Bank Corp., Ltd., Class H	1,081,000	675,139
China Construction Bank Corp., Class H	2,069,188	1,893,391
China Lumena New Materials Corp. (c)(d)(e)	60,228	1,152
China Southern Airlines Co., Ltd., Class H	260,846	204,401
China Yuchai International Ltd.	11,447	248,400
China Zhongwang Holdings Ltd.	390,000	206,010
CITIC Ltd.	301,000	423,429
Country Garden Holdings Co., Ltd.	214,000	375,141
Country Garden Services Holdings Co., Ltd. (e)	24,597	31,539
CSPC Pharmaceutical Group Ltd.	158,000	474,442
Fosun International Ltd.	141,000	264,092
Guangzhou Automobile Group Co., Ltd., Class H	473,991	461,151
Haier Electronics Group Co., Ltd.	204,000	695,990
Hua Hong Semiconductor Ltd. (a)	149,000	509,263
Industrial & Commercial Bank of China Ltd., Class H	2,110,000	1,573,722
Jiangsu Expressway Co., Ltd., Class H	234,000	278,643
Kingboard Chemical Holdings Ltd.	65,500	238,558
Nexteer Automotive Group Ltd.	150,000	220,635
Ping An Insurance Group Co. of China Ltd., Class H	127,000	1,163,025
Shanghai Industrial Holdings Ltd.	206,000	478,599
Sinotrans Ltd., Class H	214,000	112,514
Sinotruk Hong Kong Ltd.	159,000	260,656
SSY Group Ltd.	302,000	334,375
Tencent Holdings Ltd.	96,219	4,831,673
Tianneng Power International Ltd.	230,000	357,016
Uni-President China Holdings Ltd.	521,000	668,444
Want Want China Holdings Ltd.	457,000	406,377
Weichai Power Co., Ltd., Class H	315,000	432,772
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H (a)(e)	77,500	312,241
Yuzhou Properties Co., Ltd.	472,708	277,795
YY, Inc. ADR (e)	3,084	309,850

		25,839,992

Czech Republic—0.1%
Philip Morris CR AS	404	277,392

Denmark—0.1%
Orsted A/S (a)	13,146	794,296

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Finland—0.3%
Cramo Oyj	6,383	$148,126
Finnair Oyj	13,151	141,767
Stora Enso Oyj, Class R	33,675	656,055
UPM-Kymmene Oyj	25,418	905,010

		1,850,958

France—4.5%
Air France-KLM (e)	22,509	183,948
ArcelorMittal	29,253	853,478
Atos SE	6,068	825,107
AXA S.A.	67,386	1,646,495
Beneteau S.A.	8,394	157,247
Bouygues S.A.	31,191	1,340,214
Cie Generale des Etablissements Michelin SCA	11,000	1,330,758
CNP Assurances	30,749	698,603
Coface S.A. (e)	15,991	177,298
Derichebourg S.A.	21,233	133,890
Eiffage S.A.	9,399	1,021,140
Engie S.A.	88,949	1,360,608
Euronext NV (a)	4,828	305,939
Faurecia S.A.	8,403	597,339
Jacquet Metal Service S.A.	9,684	308,031
Kaufman & Broad S.A.	6,512	306,661
Kering S.A.	3,290	1,853,255
Klepierre S.A. REIT	18,400	691,345
L’Oreal S.A.	4,794	1,181,849
LVMH Moet Hennessy Louis Vuitton S.A.	4,738	1,573,105
Metropole Television S.A.	24,611	492,215
Orange S.A.	94,398	1,575,704
Peugeot S.A.	35,387	806,302
Renault S.A.	7,152	605,927
Sanofi	23,549	1,890,031
STMicroelectronics NV	20,325	451,282
Total S.A.	52,696	3,200,003
Vinci S.A.	20,001	1,919,918

		27,487,692

Germany—1.1%
Aroundtown S.A.	39,238	322,546
Bayer AG	14,236	1,563,448
Bayerische Motoren Werke AG	5,789	523,282
Covestro AG (a)	9,322	828,572
Deutsche Lufthansa AG	39,260	940,576
Deutsche Pfandbriefbank AG (a)	21,744	303,377
Elmos Semiconductor AG	10,991	289,202
Hella GmbH & Co. KGaA	2,832	158,131
HelloFresh SE (e)	19,586	298,944
Rheinmetall AG	2,425	266,804
S&T AG	12,322	315,687
Siltronic AG	2,111	299,975
Stroeer SE & Co. KGaA	2,715	163,918
Talanx AG (e)	14,373	523,602

		6,798,064

Greece—0.2%
FF Group (c)(d)(e)	19,365	108,550
Hellenic Petroleum S.A.	19,594	163,482
JUMBO S.A.	27,934	459,530
Motor Oil Hellas Corinth Refineries S.A.	12,967	260,457
Mytilineos Holdings S.A.	16,057	160,725

		1,152,744

Hong Kong—0.9%
AIA Group Ltd.	235,200	2,048,924
CK Asset Holdings Ltd.	110,000	870,794
Global Brands Group Holding Ltd. (e)	2,430,000	145,060
IT Ltd.	438,000	312,249

	Shares	Value*

Johnson Electric Holdings Ltd.	136,000	$396,055
Kerry Properties Ltd.	73,257	350,090
Techtronic Industries Co., Ltd.	126,500	702,567
VSTECS Holdings Ltd.	220,000	109,950
WH Group Ltd. (a)	260,000	210,388
Xinyi Glass Holdings Ltd.	201,708	244,660

		5,390,737

Hungary—0.2%
Magyar Telekom Telecommunications PLC	361,141	513,606
OTP Bank PLC	18,992	685,710

		1,199,316

Indonesia—0.3%
Bank Negara Indonesia Persero Tbk PT	1,053,445	517,621
Bank Tabungan Negara Persero Tbk PT	1,423,900	243,012
Gudang Garam Tbk PT	65,500	306,905
Indika Energy Tbk PT	488,300	116,318
Indo Tambangraya Megah Tbk PT	156,400	243,942
Mitra Adiperkasa Tbk PT	5,153,200	323,976

		1,751,774

Israel—0.2%
Bank Leumi Le-Israel BM	76,300	451,473
First International Bank of Israel Ltd.	13,998	292,693
Harel Insurance Investments & Financial Services Ltd.	24,265	182,201
Hilan Ltd.	13,889	305,364
Nova Measuring Instruments Ltd. (e)	8,810	240,073

		1,471,804

Italy—1.2%
Amplifon SpA	17,442	360,649
ASTM SpA	7,442	171,889
Cementir Holding SpA	21,925	173,151
CNH Industrial NV	104,623	1,105,183
DeA Capital SpA	203,834	304,486
Enel SpA	360,877	1,999,685
Immobiliare Grande Distribuzione SIIQ SpA REIT	26,173	210,347
Intesa Sanpaolo SpA (e)	294,651	852,505
Iren SpA	87,670	223,690
La Doria SpA	11,816	145,430
Mediobanca Banca di Credito Finanziario SpA	33,911	313,678
Prima Industrie SpA	3,889	165,745
Sesa SpA	6,062	198,636
Societa Iniziative Autostradali e Servizi SpA	16,774	251,641
Telecom Italia SpA (e)	1,261,661	934,740

		7,411,455

Japan—7.6%
Aisin Seiki Co., Ltd.	16,000	728,521
Asahi Glass Co., Ltd.	10,600	412,298
Asahi Group Holdings Ltd.	28,900	1,482,215
Canon, Inc.	52,000	1,705,159
Chubu Electric Power Co., Inc.	53,700	805,198
Daiwa House Industry Co., Ltd.	14,646	498,284
Don Quijote Holdings Co., Ltd.	14,200	681,581
Eizo Corp.	6,800	294,986
Electric Power Development Co., Ltd.	43,000	1,109,842
Exedy Corp.	5,926	183,417
FANUC Corp.	4,100	812,668
Fukuoka Financial Group, Inc. (e)	70,000	351,281
Goldcrest Co., Ltd.	15,100	245,282
Hitachi Ltd.	143,000	1,007,433
Honda Motor Co., Ltd.	83,200	2,439,506
Iida Group Holdings Co., Ltd.	56,600	1,089,638
ITOCHU Corp.	70,023	1,266,424

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Japan Airlines Co., Ltd.	14,783	$523,777
JFE Holdings, Inc.	18,400	347,534
JVC Kenwood Corp.	110,200	311,771
JXTG Holdings, Inc.	96,500	669,495
Keyence Corp.	1,800	1,015,226
Komatsu Ltd.	23,800	677,552
Mazda Motor Corp.	72,200	885,648
Mitsubishi Chemical Holdings Corp.	53,594	447,552
Mitsubishi Corp.	74,300	2,060,268
Mitsubishi UFJ Financial Group, Inc.	228,815	1,296,210
Mitsui & Co., Ltd.	114,100	1,900,025
Mitsui Sugar Co., Ltd.	16,100	499,004
Nidec Corp.	5,200	777,866
Nintendo Co., Ltd.	2,100	685,501
Nippon Road Co., Ltd.	3,700	190,082
Nippon Telegraph & Telephone Corp.	45,748	2,078,239
Nissan Motor Co., Ltd.	152,641	1,485,226
Nomura Real Estate Holdings, Inc.	18,943	419,414
ORIX Corp.	49,599	781,784
Pola Orbis Holdings, Inc.	28,600	1,256,841
Shin-Etsu Chemical Co., Ltd.	17,300	1,537,424
Shiseido Co., Ltd.	20,000	1,587,119
SoftBank Group Corp.	26,600	1,899,455
Sojitz Corp.	88,016	318,761
Sony Corp.	27,600	1,413,516
Sumitomo Electric Industries Ltd.	82,000	1,219,555
Teijin Ltd.	19,100	349,868
Tokyo Century Corp.	11,200	634,023
Toyota Motor Corp.	50,549	3,268,952
Toyota Tsusho Corp.	12,200	407,684

		46,059,105

Korea (Republic of)—2.0%
Dongwon Industries Co., Ltd.	2,076	637,650
GS Holdings Corp.	5,690	277,598
Hana Financial Group, Inc.	11,387	437,269
HDC Hyundai Development Co-Engineering & Construction (e)	1	48
Industrial Bank of Korea	24,383	336,284
ING Life Insurance Korea Ltd. (a)(e)	15,680	588,663
KB Financial Group, Inc.	13,482	634,621
KT Corp. ADR	13,138	174,473
LG Corp.	3,888	251,357
LG Electronics, Inc.	11,346	844,769
LG Uplus Corp.	26,413	331,749
Lotte Chemical Corp.	780	243,150
OCI Co., Ltd.	2,593	239,898
POSCO	2,108	621,986
Samsung Electronics Co., Ltd. GDR	2,687	2,807,915
Shinhan Financial Group Co., Ltd.	19,646	760,656
Shinsegae, Inc.	1,734	623,631
SK Hynix, Inc.	17,401	1,335,687
SK Telecom Co., Ltd.	2,513	525,241
Woori Bank	33,833	493,476

		12,166,121

Malaysia—0.5%
AirAsia Group Bhd.	305,900	226,725
CIMB Group Holdings Bhd.	484,000	652,546
Genting Bhd.	167,800	349,086
Hong Leong Bank Bhd.	144,300	650,569
Hong Leong Financial Group Bhd.	67,900	302,560
Tenaga Nasional Bhd.	218,700	792,877

		2,974,363

Mexico—0.2%
Alfa S.A.B de C.V., Class A	294,600	342,064
Banco del Bajio S.A. (a)	59,200	124,479
Grupo Financiero Banorte S.A.B de C.V., Class O	85,600	503,336

	Shares	Value*

Macquarie Mexico Real Estate Management S.A. de C.V. REIT	294,000	$291,628

		1,261,507

Netherlands—1.5%
ABN AMRO Group NV (a)	28,706	742,388
Aegon NV	69,015	412,062
AerCap Holdings NV (e)	10,830	586,444
AMG Advanced Metallurgical Group NV	4,116	230,177
ASML Holding NV	11,836	2,342,164
ASR Nederland NV	18,073	735,949
BE Semiconductor Industries NV	7,224	194,397
Koninklijke Ahold Delhaize NV	74,187	1,771,407
Koninklijke DSM NV	5,726	572,823
Koninklijke Volkerwessels NV	7,579	194,894
NN Group NV	22,724	921,604
Signify NV (a)	8,006	207,127

		8,911,436

New Zealand—0.1%
Air New Zealand Ltd.	251,572	540,571
Summerset Group Holdings Ltd.	61,600	319,001

		859,572

Norway—0.8%
Austevoll Seafood ASA	22,600	271,117
B2Holding ASA	72,607	151,283
Equinor ASA	40,060	1,059,289
Leroy Seafood Group ASA	21,272	143,294
Norsk Hydro ASA	126,148	753,008
Norwegian Finans Holding ASA (e)	26,484	293,197
Salmar ASA	7,148	299,814
Selvaag Bolig ASA	59,599	305,798
Sparebank 1 Nord Norge	31,643	236,212
SpareBank 1 SMN	34,730	359,692
Telenor ASA	38,450	787,475

		4,660,179

Peru—0.0%
Ferreycorp SAA	164,086	117,418

Philippines—0.3%
Cebu Air, Inc.	66,889	86,858
DMCI Holdings, Inc.	2,048,000	402,911
Globe Telecom, Inc.	9,740	281,062
Jollibee Foods Corp.	67,970	335,123
Metro Pacific Investments Corp.	1,714,000	147,765
San Miguel Corp.	48,130	124,322
Vista Land & Lifescapes, Inc.	2,079,900	238,814

		1,616,855

Qatar—0.0%
Ooredoo QPSC	13,029	260,241

Russian Federation—0.0%
Magnitogorsk Iron & Steel Works PJSC GDR	28,096	248,369

Singapore—0.4%
Bumitama Agri Ltd.	503,100	228,922
DBS Group Holdings Ltd.	60,500	1,176,545
Genting Singapore Ltd.	405,200	362,821
United Overseas Bank Ltd.	32,100	629,119

		2,397,407

South Africa—0.5%
Astral Foods Ltd.	29,852	621,152
Fortress REIT Ltd., Class A REIT	232,243	260,037
Naspers Ltd., Class N	7,467	1,882,758

		2,763,947

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Spain—1.0%
ACS Actividades de Construccion y Servicios S.A.	13,892	$560,486
Banco Santander S.A.	278,908	1,490,614
CaixaBank S.A.	131,192	564,688
International Consolidated Airlines Group S.A.	79,540	693,941
Papeles y Cartones de Europa S.A.	17,768	351,228
Repsol S.A.	90,669	1,769,775
Telefonica S.A.	99,877	847,699

		6,278,431

Sweden—0.7%
Ahlsell AB (a)	50,220	295,607
Dios Fastigheter AB	46,468	278,111
Hemfosa Fastigheter AB	25,155	293,819
Klovern AB, Class B	183,704	203,246
Sandvik AB	49,639	876,673
Scandi Standard AB	22,894	146,096
Swedbank AB, Class A	40,979	873,109
Volvo AB, Class B	95,172	1,512,580

		4,479,241

Switzerland—1.2%
Bobst Group S.A.	4,694	479,947
Lonza Group AG (e)	3,219	850,609
Novartis AG	39,667	3,004,812
Orascom Development Holding AG (e)	21,191	316,293
Straumann Holding AG	660	500,535
Swatch Group AG	15,171	1,309,968
Swiss Life Holding AG (e)	2,658	921,665

		7,383,829

Taiwan—1.4%
Chailease Holding Co., Ltd.	49,000	160,245
China Development Financial Holding Corp.	1,899,000	693,231
Globalwafers Co., Ltd.	41,000	678,793
Grand Pacific Petrochemical	296,000	283,982
Great Wall Enterprise Co., Ltd.	247,000	329,452
Hon Hai Precision Industry Co., Ltd.	564,000	1,536,937
Lien Hwa Industrial Corp.	221,000	273,445
Nanya Technology Corp.	257,000	697,618
Pou Chen Corp.	421,000	488,476
Powertech Technology, Inc.	52,000	150,725
Sino-American Silicon Products, Inc.	72,000	289,132
Synnex Technology International Corp.	236,000	355,865
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,878	1,567,620
Tripod Technology Corp.	76,000	208,713
Wistron Corp.	171,000	126,804
Yuanta Financial Holding Co., Ltd.	1,468,000	668,524

		8,509,562

Thailand—0.8%
Bangchak Corp. PCL (c)(d)	265,500	256,232
Banpu PCL (c)(d)	378,600	222,690
CP ALL PCL	327,700	726,278
Electricity Generating PCL (c)(d)	83,900	566,562
Indorama Ventures PCL	184,000	303,821
Kiatnakin Bank PCL (c)(d)	339,100	693,388
PTT Global Chemical PCL (c)(d)	276,900	609,528
PTT PCL (c)(d)	300,000	433,731
Siam Cement PCL (c)(d)	31,450	392,695
Thai Oil PCL (c)(d)	130,000	304,754
Thanachart Capital PCL (c)(d)	159,700	225,359
Tisco Financial Group PCL (c)(d)	96,700	244,947

		4,979,985

	Shares	Value*

Turkey—0.2%
Akbank Turk AS	217,763	$355,911
Eregli Demir ve Celik Fabrikalari TAS	121,203	268,804
TAV Havalimanlari Holding AS	50,295	246,168
Tekfen Holding AS	77,656	293,018
Turkiye Vakiflar Bankasi Tao	141,375	150,839
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (e)	13,949	64,555

		1,379,295

United Arab Emirates—0.1%
Aldar Properties PJSC	1,154,171	635,404

United Kingdom—5.0%
3i Group PLC	35,897	424,989
Anglo American PLC	63,791	1,416,219
Aviva PLC	142,577	946,011
Bellway PLC	9,488	374,831
Berkeley Group Holdings PLC	4,823	240,248
BP PLC	368,068	2,800,452
British American Tobacco PLC	43,929	2,212,852
British American Tobacco PLC ADR	18,582	937,462
BT Group PLC	532,433	1,527,414
Central Asia Metals PLC	41,341	136,775
Costain Group PLC	28,430	164,873
easyJet PLC	15,561	342,340
EI Group PLC (e)	138,056	265,041
Equiniti Group PLC (a)	43,259	140,414
Ferrexpo PLC	44,793	107,706
Firstgroup PLC (e)	338,534	370,845
GVC Holdings PLC	57,705	797,943
HSBC Holdings PLC	149,394	1,395,990
J Sainsbury PLC	123,540	522,793
JPJ Group PLC (e)	31,957	404,305
Keller Group PLC	45,309	604,400
Legal & General Group PLC	247,124	864,400
Lloyds Banking Group PLC	1,699,943	1,410,471
Morgan Sindall Group PLC	17,267	327,693
National Express Group PLC	152,711	806,329
Nomad Foods Ltd. (e)	11,710	224,715
Plus500 Ltd.	12,753	270,002
Renewables Infrastructure Group Ltd.	127,774	185,288
Rio Tinto PLC	35,184	1,939,289
Royal Dutch Shell PLC, Class A	18,868	654,803
Royal Dutch Shell PLC, Class B	106,153	3,801,658
Schroders PLC	5,644	184,107
Softcat PLC	19,909	200,879
Taylor Wimpey PLC	157,918	371,743
TUI AG	34,486	754,278
Vesuvius PLC	38,406	301,907
Vodafone Group PLC	697,914	1,690,551
Watkin Jones PLC	73,630	199,205

		30,321,221

United States—53.4%
Abbott Laboratories	42,802	2,610,494
AbbVie, Inc.	36,733	3,403,312
Abercrombie & Fitch Co., Class A	11,433	279,880
ACCO Brands Corp.	21,042	291,432
Adobe Systems, Inc. (e)	11,780	2,872,082
Advanced Energy Industries, Inc. (e)	4,998	290,334
Aflac, Inc.	33,023	1,420,649
Agilent Technologies, Inc.	19,307	1,193,945
Air Lease Corp.	9,163	384,571
Alcoa Corp. (e)	15,618	732,172
Align Technology, Inc. (e)	3,531	1,208,096
Allstate Corp.	17,770	1,621,868
Ally Financial, Inc.	14,636	384,488

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Alphabet, Inc., Class A (e)	3,112	$3,514,039
Alphabet, Inc., Class C (e)	3,325	3,709,536
Amazon.com, Inc. (e)	4,794	8,148,841
Amdocs Ltd.	9,112	603,123
American Equity Investment Life Holding Co.	16,908	608,688
American Express Co.	22,118	2,167,564
American Renal Associates Holdings, Inc. (e)	19,128	301,649
Ameriprise Financial, Inc.	6,091	852,009
AMETEK, Inc.	19,930	1,438,149
Antero Resources Corp. (e)	32,281	689,199
Anthem, Inc.	8,171	1,944,943
Apple, Inc.	62,989	11,659,894
Applied Materials, Inc.	24,728	1,142,186
Arch Coal, Inc., Class A	7,763	608,852
Archer-Daniels-Midland Co.	33,335	1,527,743
Arrow Electronics, Inc. (e)	6,250	470,500
At Home Group, Inc. (e)	8,346	326,746
AT&T, Inc.	163,100	5,237,141
Athene Holding Ltd., Class A (e)	27,585	1,209,326
Bank of America Corp.	177,422	5,001,526
Baxter International, Inc.	21,314	1,573,826
Becton Dickinson and Co.	7,146	1,711,896
Best Buy Co., Inc.	13,348	995,494
BGC Partners, Inc., Class A	46,572	527,195
Bio-Techne Corp.	4,263	630,711
BlackRock, Inc.	2,160	1,077,926
Boeing Co.	10,905	3,658,737
BorgWarner, Inc.	9,367	404,280
Broadcom, Inc.	6,262	1,519,412
Broadridge Financial Solutions, Inc.	13,069	1,504,242
Bruker Corp.	10,335	300,128
Bunge Ltd.	18,806	1,310,966
CA, Inc.	22,206	791,644
Cactus, Inc., Class A (e)	9,240	312,220
Caterpillar, Inc.	11,340	1,538,498
Celanese Corp., Ser. A	4,999	555,189
Centene Corp. (e)	5,914	728,664
CenterPoint Energy, Inc.	47,782	1,324,039
Central Garden & Pet Co., Class A (e)	10,451	422,952
Charles River Laboratories International, Inc. (e)	3,707	416,148
Chemours Co.	13,654	605,691
Chevron Corp.	33,487	4,233,761
Cigna Corp.	5,478	930,986
Cisco Systems, Inc.	88,394	3,803,594
Citigroup, Inc.	47,666	3,189,809
Citizens Financial Group, Inc.	22,652	881,163
CNA Financial Corp.	3,646	166,549
Cognizant Technology Solutions Corp., Class A	15,452	1,220,553
Comcast Corp., Class A	95,997	3,149,662
CONSOL Energy, Inc. (e)	6,354	243,676
Constellation Brands, Inc., Class A	7,862	1,720,756
Cooper Cos., Inc.	1,653	389,199
Cooper-Standard Holdings, Inc. (e)	2,294	299,757
Corcept Therapeutics, Inc. (e)	18,831	296,023
CVS Health Corp.	54,065	3,479,083
Danaher Corp.	17,701	1,746,735
Deere & Co.	9,233	1,290,773
Delta Air Lines, Inc.	7,880	390,375
Dillard’s, Inc., Class A	3,306	312,417
Dollar Tree, Inc. (e)	7,011	595,935
DowDuPont, Inc.	27,223	1,794,540
E*TRADE Financial Corp. (e)	11,089	678,203
Eastman Chemical Co.	16,228	1,622,151

	Shares	Value*

Eaton Corp. PLC	22,065	$1,649,138
Edison International	12,091	764,998
Electro Scientific Industries, Inc. (e)	19,499	307,499
Eli Lilly & Co.	30,543	2,606,234
Encompass Health Corp.	4,541	307,517
Entergy Corp.	18,432	1,489,121
Estee Lauder Cos., Inc., Class A	7,186	1,025,370
Exelon Corp.	42,552	1,812,715
Exxon Mobil Corp.	51,528	4,262,911
Facebook, Inc., Class A (e)	34,636	6,730,468
FedEx Corp.	7,489	1,700,452
Fidelity National Information Services, Inc.	11,365	1,205,031
First American Financial Corp.	5,227	270,340
FLIR Systems, Inc.	13,647	709,235
Ford Motor Co.	150,730	1,668,581
Freeport-McMoRan, Inc.	30,866	532,747
Gap, Inc.	13,141	425,637
Garmin Ltd.	12,404	756,644
Gates Industrial Corp. PLC (e)	36,888	600,168
General Motors Co.	78,857	3,106,966
Global Brass & Copper Holdings, Inc.	9,672	303,217
Goldman Sachs Group, Inc.	6,338	1,397,973
Haemonetics Corp. (e)	3,389	303,926
HCA Healthcare, Inc.	15,169	1,556,339
HEICO Corp., Class A	10,091	615,062
Herbalife Nutrition Ltd. (e)	11,326	608,433
Hewlett Packard Enterprise Co.	69,224	1,011,363
Hill-Rom Holdings, Inc.	3,366	293,986
Home Depot, Inc.	25,261	4,928,421
Honeywell International, Inc.	13,913	2,004,168
Horizon Pharma PLC (e)	17,835	295,348
HP, Inc.	108,928	2,471,576
Humana, Inc.	4,253	1,265,820
Illumina, Inc. (e)	4,315	1,205,136
Ingredion, Inc.	6,461	715,233
Intel Corp.	106,508	5,294,513
Inter Parfums, Inc.	5,569	297,941
Intuitive Surgical, Inc. (e)	4,653	2,226,367
Invesco Mortgage Capital, Inc. REIT	14,836	235,892
IQVIA Holdings, Inc. (e)	5,978	596,724
Jacobs Engineering Group, Inc.	6,958	441,763
Janus Henderson Group PLC	18,300	562,359
Johnson & Johnson	45,749	5,551,184
Jones Lang LaSalle, Inc.	4,113	682,717
JPMorgan Chase & Co.	61,101	6,366,724
Kansas City Southern	7,198	762,700
Kohl’s Corp.	7,311	532,972
Korn/Ferry International	3,757	232,671
Laboratory Corp. of America Holdings (e)	6,224	1,117,395
Lam Research Corp.	12,719	2,198,479
Lamb Weston Holdings, Inc.	11,383	779,849
Las Vegas Sands Corp.	13,834	1,056,364
Lear Corp.	4,499	835,959
Leidos Holdings, Inc.	11,262	664,458
Lennar Corp., Class A	9,368	491,820
LHC Group, Inc. (e)	5,153	441,045
Macy’s, Inc.	20,753	776,785
Magellan Health, Inc. (e)	6,179	592,875
ManTech International Corp., Class A	11,386	610,745
Marathon Petroleum Corp.	18,685	1,310,940
Mastercard, Inc., Class A	15,373	3,021,102
MCBC Holdings, Inc. (e)	12,300	356,085
McDonald’s Corp.	18,536	2,904,406
McGrath RentCorp	4,782	302,557
McKesson Corp.	10,746	1,433,516
MDC Holdings, Inc.	11,141	342,809
Mercer International, Inc.	28,751	503,142

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Merchants Bancorp	10,558	$301,220
Merck & Co., Inc.	53,277	3,233,914
Merit Medical Systems, Inc. (e)	7,179	367,565
Meritage Homes Corp. (e)	7,422	326,197
Micron Technology, Inc. (e)	33,557	1,759,729
Microsoft Corp.	104,820	10,336,300
MKS Instruments, Inc.	3,604	344,903
Mondelez International, Inc., Class A	33,983	1,393,303
Morgan Stanley	30,789	1,459,399
Motorola Solutions, Inc.	5,041	586,621
Netflix, Inc. (e)	8,558	3,349,858
New Residential Investment Corp. REIT	20,697	361,991
Nexeo Solutions, Inc. (e)	66,895	610,751
Nu Skin Enterprises, Inc., Class A	7,654	598,466
NVIDIA Corp.	11,466	2,716,295
Occidental Petroleum Corp.	25,523	2,135,765
ON Semiconductor Corp. (e)	32,738	727,929
Oracle Corp.	84,031	3,702,406
Orthofix International NV (e)	4,483	254,724
Oshkosh Corp.	2,390	168,065
Owens Corning	7,416	469,952
PACCAR, Inc.	14,536	900,651
PBF Energy, Inc., Class A	5,756	241,349
Penn Virginia Corp. (e)	3,620	307,302
Penumbra, Inc. (e)	2,086	288,181
PepsiCo, Inc.	34,125	3,715,189
PerkinElmer, Inc.	2,530	185,272
Pfizer, Inc.	109,257	3,963,844
PG&E Corp.	12,088	514,465
Phillips 66	9,369	1,052,232
PNC Financial Services Group, Inc.	13,310	1,798,181
Polaris Industries, Inc.	5,796	708,155
Procter & Gamble Co.	40,241	3,141,212
Progressive Corp.	17,392	1,028,737
Prudential Financial, Inc.	12,118	1,133,154
PulteGroup, Inc.	31,388	902,405
PVH Corp.	5,637	843,972
Quest Diagnostics, Inc.	7,222	793,987
RadNet, Inc. (e)	40,900	613,500
Red Hat, Inc. (e)	11,554	1,552,511
Reinsurance Group of America, Inc.	10,545	1,407,547
Reliance Steel & Aluminum Co.	2,302	201,517
Royal Caribbean Cruises Ltd.	4,297	445,169
Rudolph Technologies, Inc. (e)	8,644	255,862
Schweitzer-Mauduit International, Inc.	7,172	313,560
Service Corp. International	8,517	304,823
SMART Global Holdings, Inc. (e)	9,036	287,977
SP Plus Corp. (e)	8,617	320,552
Speedway Motorsports, Inc.	12,724	220,889
SS&C Technologies Holdings, Inc.	25,933	1,345,923
State Street Corp.	10,909	1,015,519
STERIS PLC	11,564	1,214,336
Stoneridge, Inc. (e)	13,107	460,580
Sutherland Asset Management Corp. REIT	12,764	207,415
SYNNEX Corp.	1,563	150,845
Synovus Financial Corp.	5,577	294,633
Target Corp.	18,701	1,423,520
TE Connectivity Ltd.	11,257	1,013,805
Teleflex, Inc.	2,628	704,856
Tenneco, Inc.	6,397	281,212
Texas Instruments, Inc.	30,102	3,318,745
Thermo Fisher Scientific, Inc.	10,792	2,235,455
Toll Brothers, Inc.	9,489	350,998
Total System Services, Inc.	9,234	780,458
Tower International, Inc.	9,675	307,665
TransUnion	12,751	913,482

	Shares	Value*

Triple-S Management Corp., Class B (e)	8,428	$329,198
Triton International Ltd.	6,012	184,328
Tyson Foods, Inc., Class A	22,949	1,580,039
UnitedHealth Group, Inc.	17,494	4,291,978
Valero Energy Corp.	11,049	1,224,561
Venator Materials PLC (e)	10,438	170,766
Verizon Communications, Inc.	73,908	3,718,311
Versum Materials, Inc.	4,870	180,920
VF Corp.	19,512	1,590,618
Virtu Financial, Inc., Class A	10,169	269,987
Visa, Inc., Class A	32,302	4,278,400
Vishay Intertechnology, Inc.	14,755	342,316
Vistra Energy Corp. (e)	56,730	1,342,232
Walgreens Boots Alliance, Inc.	28,351	1,701,485
Walmart, Inc.	30,618	2,622,432
Weight Watchers International, Inc. (e)	4,669	472,036
WellCare Health Plans, Inc. (e)	1,309	322,328
Wells Fargo & Co.	34,386	1,906,360
Western Asset Mortgage Capital Corp. REIT	19,647	204,722
Western Digital Corp.	5,293	409,731
Willscot Corp. (e)	20,237	299,508
Wynn Resorts Ltd.	2,734	457,508
Xcerra Corp. (e)	26,884	375,569
Xenia Hotels & Resorts, Inc. REIT	9,499	231,396
Xerox Corp.	13,164	315,936
Zebra Technologies Corp., Class A (e)	2,226	318,874
Zoetis, Inc.	13,703	1,167,359
Zumiez, Inc. (e)	11,455	286,948

		325,896,007

Total Common Stock (cost—$540,471,126)		592,944,711

PREFERRED STOCK—0.6%

Germany—0.2%
Henkel AG & Co. KGaA	4,943	630,720
Sixt SE	7,661	599,860

		1,230,580

Korea (Republic of)—0.4%
Samsung Electronics Co., Ltd.	69,650	2,352,003

Total Preferred Stock (cost—$2,799,291)		3,582,583

EXCHANGE-TRADED FUNDS—0.4%

iShares Core MSCI EAFE	18,797	1,191,166
iShares Core MSCI Emerging Markets	17,418	914,619
iShares Core S&P 500	1,074	293,256

Total Exchange-Traded Funds (cost—$2,493,963)		2,399,041

RIGHTS (e)—0.0%

Italy—0.0%
Intesa Sanpaolo SpA, expires 7/17/18 (c)(d)	294,651	3

Spain—0.0%
ACS Actividades de Construccion y Servicios S.A., expires 7/11/18	13,892	14,309
Repsol S.A., expires 7/6/18	90,669	51,470

		65,779

Total Rights (cost—$66,194)		65,782

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,486,043; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,519,240 including accrued interest (cost—$1,486,000)	$1,486	$1,486,000

Total Investments (cost—$547,316,574) (b)—98.4%		600,478,117

Other assets less liabilities (f)—1.6%		9,863,089

Net Assets—100.0%		$610,341,206

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,059,635, representing 1.0% of net assets.

(b)	Securities with an aggregate value of $225,014,339, representing 36.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $4,059,591, representing 0.7% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Depreciation
Long position contracts:
Mini MSCI Emerging Markets Index	17	9/21/18	$1		$904	$(46,619)
MSCI EAFE Index	5	9/21/18	—	(h)	489	(16,786)

						$(63,405)

(g)	At June 30, 2018, the Fund pledged $348,042 in cash as collateral for futures contracts.
(h)	Notional amount rounds to less than 500.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	9.4%
Oil, Gas & Consumable Fuels	5.5%
Semiconductors & Semiconductor Equipment	4.8%
Pharmaceuticals	4.0%
Insurance	3.9%
Technology Hardware, Storage & Peripherals	3.9%
Internet Software & Services	3.6%
Software	3.5%
Diversified Telecommunication Services	3.0%
Healthcare Providers & Services	2.9%
Healthcare Equipment & Supplies	2.5%
Automobiles	2.5%
IT Services	2.5%
Metals & Mining	2.3%
Food & Staples Retailing	2.3%
Food Products	2.2%
Internet & Catalog Retail	1.9%
Machinery	1.9%
Chemicals	1.8%
Capital Markets	1.6%
Electric Utilities	1.6%
Household Durables	1.6%
Trading Companies & Distributors	1.6%
Hotels, Restaurants & Leisure	1.5%
Auto Components	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Life Sciences Tools & Services	1.3%
Construction & Engineering	1.2%
Beverages	1.1%
Real Estate Management & Development	1.1%
Personal Products	1.1%
Media	1.1%
Multi-Line Retail	0.9%
Airlines	0.9%
Industrial Conglomerates	0.9%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Wireless Telecommunication Services	0.7%
Aerospace & Defense	0.7%
Household Products	0.7%
Independent Power Producers & Energy Traders	0.6%
Tobacco	0.6%
Paper & Forest Products	0.6%
Biotechnology	0.6%
Equity Real Estate Investment Trusts (REITs)	0.5%
Multi-Utilities	0.5%
Consumer Finance	0.4%
Commercial Services & Supplies	0.4%
Exchange-Traded Funds	0.4%
Leisure Equipment & Products	0.3%
Diversified Financial Services	0.3%

Road & Rail	0.3%
Air Freight & Logistics	0.3%
Professional Services	0.2%
Diversified Consumer Services	0.2%
Mortgage Real Estate Investment Trusts (REITs)	0.2%
Construction Materials	0.2%
Transportation Infrastructure	0.2%
Thrifts & Mortgage Finance	0.1%
Building Products	0.1%
Commercial Services	0.1%
Containers & Packaging	0.1%
Energy Equipment & Services	0.1%
Advertising	0.0%
Repurchase Agreements	0.2%
Other assets less liabilities	1.6%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—95.1%

Australia—2.7%
Alumina Ltd.	22,152	$45,841
Aristocrat Leisure Ltd.	3,501	79,954
Australian Pharmaceutical Industries Ltd.	36,421	45,778
Caltex Australia Ltd.	1,924	46,302
Crown Resorts Ltd.	3,011	30,043
CSR Ltd.	5,947	20,179
GrainCorp Ltd., Class A	2,617	14,858
Macquarie Group Ltd.	1,173	106,903
Metcash Ltd.	11,047	21,307
Orora Ltd.	20,131	53,170
OZ Minerals Ltd.	1,444	10,069
Qantas Airways Ltd.	19,559	89,064
Saracen Mineral Holdings Ltd. (e)	9,428	15,402
Sims Metal Management Ltd.	4,351	51,675
South32 Ltd.	15,607	41,676
Treasury Wine Estates Ltd.	2,486	31,940

		704,161

Austria—1.2%
Erste Group Bank AG (e)	1,828	76,209
Lenzing AG	117	14,084
Mayr Melnhof Karton AG	307	41,403
OMV AG	2,203	124,597
Telekom Austria AG (e)	282	2,351
voestalpine AG	1,245	57,249

		315,893

Belgium—0.4%
Euronav NV	2,702	24,763
KBC Group NV	235	18,048
UCB S.A.	947	74,236

		117,047

Brazil—0.2%
Banco Santander Brasil S.A. ADR	3,762	28,215
Vale S.A.	2,597	33,228

		61,443

Canada—0.4%
Canfor Corp. (e)	731	17,593
Toronto-Dominion Bank	1,411	81,641

		99,234

China—0.6%
Agricultural Bank of China Ltd., Class H	98,000	45,739
China Mengniu Dairy Co., Ltd. (e)	9,000	30,355
China Petroleum & Chemical Corp. ADR	363	32,612
China Resources Beer Holdings Co., Ltd.	6,000	29,055
Kingboard Chemical Holdings Ltd.	3,000	10,926

		148,687

Denmark—1.0%
Alm Brand A/S	7,920	77,619
Danske Bank A/S	3,914	121,936
Dfds A/S	299	19,032
Rockwool International A/S, Class B	41	15,982
Schouw & Co. AB	250	22,031
Topdanmark A/S	474	20,700

		277,300

Finland—0.7%
Cramo Oyj	530	12,300
Nokia Oyj	2,033	11,680
UPM-Kymmene Oyj	4,317	153,707

		177,687

France—10.5%
Aeroports de Paris	148	33,432
Airbus SE (e)	216	25,109
Alten S.A.	543	55,818
Amundi S.A. (a)	795	54,954
ArcelorMittal	2,152	62,786

	Shares	Value*

ArcelorMittal	751	$21,906
Arkema S.A.	122	14,396
Atos SE	618	84,034
AXA S.A.	1,642	40,120
BNP Paribas S.A.	4,477	276,933
Bouygues S.A.	2,769	118,978
Casino Guichard Perrachon S.A.	963	37,269
Christian Dior SE	145	60,560
Cie de Saint-Gobain	1,633	72,742
Dassault Aviation S.A.	18	34,226
Eiffage S.A.	635	68,989
Engie S.A.	8,397	128,445
Faurecia S.A.	992	70,518
ICADE REIT	406	38,029
Ipsen S.A.	192	30,031
Kaufman & Broad S.A.	340	16,011
LVMH Moet Hennessy Louis Vuitton S.A.	172	57,107
Orange S.A.	4,509	75,265
Peugeot S.A.	6,736	153,482
Rubis SCA	309	19,261
Safran S.A.	1,004	121,589
Sanofi	3,797	304,745
SCOR SE	328	12,130
Societe Generale S.A.	4,483	188,420
STMicroelectronics NV	2,618	58,128
Total S.A.	2,114	128,374
Ubisoft Entertainment S.A. (e)	1,039	113,571
Veolia Environnement S.A.	2,116	45,217
Vinci S.A.	1,312	125,940
Wendel S.A.	161	22,152

		2,770,667

Germany—5.2%
Adidas AG	217	47,245
BASF SE	783	74,752
Bayer AG	2,902	318,708
Bayerische Motoren Werke AG	1,238	111,906
Covestro AG (a)	1,644	146,124
Deutsche Lufthansa AG	2,983	71,465
Deutsche Post AG	3,821	124,145
Deutsche Telekom AG (e)	2,814	43,489
E.ON SE	13,359	142,333
Kloeckner & Co. SE	1,902	20,031
Linde AG	148	30,825
Merck KGaA	860	83,719
Rheinmetall AG	278	30,586
Siltronic AG	454	64,514
Wuestenrot & Wuerttembergische AG	2,698	55,256

		1,365,098

Greece—0.5%
Hellenic Petroleum S.A.	8,372	69,852
Mytilineos Holdings S.A.	5,418	54,232

		124,084

Hong Kong—3.7%
AIA Group Ltd.	30,200	263,085
BOC Hong Kong Holdings Ltd.	16,500	77,549
CK Asset Holdings Ltd.	19,000	150,410
CK Hutchison Holdings Ltd.	12,420	131,478
Henderson Land Development Co., Ltd.	6,600	34,804
Hongkong Land Holdings Ltd.	4,000	28,596
I-CABLE Communications Ltd. (e)	2,808	44
Jardine Matheson Holdings Ltd.	500	31,506
Kerry Properties Ltd.	3,000	14,337
Man Wah Holdings Ltd.	70,800	55,419
Shun Tak Holdings Ltd.	112,000	45,708
Sino Land Co., Ltd.	8,000	13,000
WH Group Ltd. (a)	109,500	88,606
Wheelock & Co., Ltd.	3,000	20,848
Xinyi Glass Holdings Ltd.	8,000	9,703

		965,093

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Hungary—0.1%
OTP Bank PLC	773	$27,909

Ireland—0.3%
CRH PLC	2,085	73,136
Kingspan Group PLC	377	18,861

		91,997

Israel—0.2%
Israel Discount Bank Ltd., Class A	16,619	48,556

Italy—4.1%
A2A SpA	23,808	41,210
Assicurazioni Generali SpA	3,692	61,723
Enel SpA	38,732	214,621
Eni SpA	12,636	234,289
ERG SpA	544	11,866
EXOR NV	457	30,581
Fiat Chrysler Automobiles NV (e)	8,674	163,629
Fiat Chrysler Automobiles NV (e)	2,951	55,744
Fincantieri SpA (e)	23,774	32,291
Hera SpA	7,857	24,448
Intesa Sanpaolo SpA (e)	26,648	77,100
Recordati SpA	1,298	51,433
Societa Cattolica di Assicurazioni SC	7,555	62,878
Telecom Italia SpA	39,550	25,738

		1,087,551

Japan—24.4%
Aeon Fantasy Co., Ltd.	200	11,658
Aisin Seiki Co., Ltd.	1,500	68,299
Alfresa Holdings Corp.	2,900	68,099
ANA Holdings, Inc.	3,200	117,417
AOI Electronics Co., Ltd.	1,400	45,232
Aoyama Trading Co., Ltd.	300	10,010
Asahi Glass Co., Ltd.	2,200	85,571
Asahi Group Holdings Ltd.	1,400	71,803
Asahi Kasei Corp.	11,300	143,300
Astellas Pharma, Inc.	8,100	123,270
Bandai Namco Holdings, Inc.	500	20,596
Brother Industries Ltd.	1,200	23,641
Dai-ichi Life Holdings, Inc.	5,900	105,006
Daiwa House Industry Co., Ltd.	3,100	105,468
Denso Corp.	1,600	78,071
Disco Corp.	400	68,097
Doutor Nichires Holdings Co., Ltd.	500	9,922
Fancl Corp.	1,300	65,037
FUJIFILM Holdings Corp.	4,000	156,011
H2O Retailing Corp.	800	12,748
Heiwado Co., Ltd.	1,700	42,340
Hitachi Ltd.	27,000	190,215
Hokuhoku Financial Group, Inc.	1,900	25,227
Honda Motor Co., Ltd.	3,900	114,352
Hosiden Corp.	3,200	26,822
Idemitsu Kosan Co., Ltd.	800	28,449
Japan Airlines Co., Ltd.	2,200	77,948
Kajima Corp.	7,000	54,087
Kamigumi Co., Ltd.	500	10,378
Kinden Corp.	3,500	57,083
Kirin Holdings Co., Ltd.	3,600	96,498
Komeri Co., Ltd.	300	7,612
Kurita Water Industries Ltd.	900	25,634
KYORIN Holdings, Inc.	1,300	26,980
Macnica Fuji Electronics Holdings, Inc.	700	11,737
Marubeni Corp.	17,500	133,234
Matsumotokiyoshi Holdings Co., Ltd.	1,000	44,874
Megmilk Snow Brand Co., Ltd.	1,500	40,072
MINEBEA MITSUMI, Inc.	3,000	50,555
Mitsubishi Chemical Holdings Corp.	14,600	121,921
Mitsubishi Corp.	8,100	224,605
Mitsubishi Gas Chemical Co., Inc.	2,100	47,455
Mitsubishi Tanabe Pharma Corp.	1,600	27,624
Mitsui & Co., Ltd.	10,500	174,849
Mizuho Financial Group, Inc.	102,500	172,660
Morinaga Milk Industry Co., Ltd.	1,600	59,794
NH Foods Ltd.	300	12,128

	Shares	Value*

Nintendo Co., Ltd.	300	$97,929
Nippon Electric Glass Co., Ltd.	2,400	66,528
Nippon Flour Mills Co., Ltd.	4,900	85,187
Nippon Telegraph & Telephone Corp.	2,600	118,113
Nippon Television Holdings, Inc.	2,700	45,508
Nishimatsu Construction Co., Ltd.	800	22,927
Nissan Motor Co., Ltd.	19,300	187,793
Nisshin Oillio Group Ltd.	2,000	60,039
Nisshin Seifun Group, Inc.	1,500	31,784
Nomura Holdings, Inc.	7,300	35,325
Obayashi Corp.	8,300	86,182
Okinawa Cellular Telephone Co.	1,800	72,114
Okumura Corp.	700	22,785
ORIX Corp.	5,900	92,996
Pola Orbis Holdings, Inc.	800	35,156
Prima Meat Packers Ltd.	7,000	40,462
Rohm Co., Ltd.	900	75,208
Seino Holdings Co., Ltd.	2,300	40,699
Sekisui Chemical Co., Ltd.	6,200	105,466
Shin-Etsu Chemical Co., Ltd.	800	71,095
Shindengen Electric Manufacturing Co., Ltd.	500	23,851
Shionogi & Co., Ltd.	1,800	92,365
Shiseido Co., Ltd.	800	63,485
SoftBank Group Corp.	700	49,986
Sojitz Corp.	12,000	43,459
Sompo Holdings, Inc.	3,400	137,190
Sony Corp.	3,700	189,493
Sumitomo Corp.	10,200	167,278
Sumitomo Electric Industries Ltd.	3,100	46,105
Sumitomo Forestry Co., Ltd.	400	6,045
Sushiro Global Holdings Ltd.	400	24,161
Taisei Corp.	2,000	110,139
Takeda Pharmaceutical Co., Ltd.	4,600	193,513
THK Co., Ltd.	1,100	31,407
Tohoku Electric Power Co., Inc.	1,400	17,105
Tokyo Broadcasting System Holdings, Inc.	500	11,213
Tokyo Electron Ltd.	1,000	171,653
Toppan Printing Co., Ltd.	3,000	23,469
Toyoda Gosei Co., Ltd.	500	12,655
Toyota Motor Corp.	2,700	174,606
Tsumura & Co.	400	12,916
Ulvac, Inc.	700	26,703
USS Co., Ltd.	1,700	32,321
Valor Holdings Co., Ltd.	1,700	38,726
Warabeya Nichiyo Holdings Co., Ltd.	2,200	50,468

		6,437,997

Korea (Republic of)—1.4%
Asiana Airlines, Inc. (e)	3,147	11,678
Douzone Bizon Co., Ltd.	317	17,617
Industrial Bank of Korea	2,208	30,452
LG Electronics, Inc.	1,290	96,047
POSCO	138	40,718
Samsung Electronics Co., Ltd. GDR	70	72,602
SK Hynix, Inc.	472	36,230
SK Innovation Co., Ltd.	125	22,641
SK Telecom Co., Ltd.	140	29,261

		357,246

Malaysia—0.1%
CIMB Group Holdings Bhd.	26,100	35,189

Mexico—0.2%
Wal-Mart de Mexico S.A.B De C.V.	20,400	53,845

Netherlands—2.7%
Aalberts Industries NV	728	34,777
AerCap Holdings NV (e)	957	51,822
ASR Nederland NV	1,397	56,887
BE Semiconductor Industries NV	2,163	58,206
ING Groep NV	6,665	95,673
Koninklijke DSM NV	1,498	149,858

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Koninklijke KPN NV	21,056	$57,255
Koninklijke Philips NV	733	31,056
Unilever NV	3,175	176,901

		712,435

New Zealand—0.6%
Air New Zealand Ltd.	24,662	52,993
Fonterra Co-operative Group Ltd. UNIT	17,136	63,145
New Zealand Refining Co., Ltd.	29,024	47,959

		164,097

Norway—1.9%
Austevoll Seafood ASA	2,179	26,140
Equinor ASA	8,078	213,603
Grieg Seafood ASA	728	7,654
Norsk Hydro ASA	10,347	61,764
Orkla ASA	3,848	33,666
SpareBank 1 SR Bank ASA	5,431	57,491
Telenor ASA	4,383	89,766

		490,084

Portugal—0.3%
Galp Energia SGPS S.A.	4,474	85,112

Russian Federation—0.4%
Novolipetsk Steel PJSC GDR	2,884	69,879
X5 Retail Group NV GDR	1,425	37,635

		107,514

Singapore—1.9%
DBS Group Holdings Ltd.	8,800	171,134
Oversea-Chinese Banking Corp., Ltd.	21,100	179,724
QAF Ltd.	64,800	43,476
Singapore Airlines Ltd.	2,300	18,012
UOL Group Ltd.	2,200	12,286
Venture Corp., Ltd.	6,100	79,697

		504,329

Spain—2.5%
Banco Santander S.A.	3,591	19,064
Banco Santander S.A.	14,735	78,751
Cia de Distribucion Integral Logista Holdings S.A.	839	21,653
CIE Automotive S.A.	1,985	58,410
Ence Energia y Celulosa S.A.	2,534	22,398
Endesa S.A.	1,333	29,315
Global Dominion Access S.A. (a)(e)	1,304	7,041
International Consolidated Airlines Group S.A.	13,235	115,468
Mapfre S.A.	5,645	16,967
Melia Hotels International S.A.	3,837	52,485
Red Electrica Corp. S.A.	2,212	44,939
Repsol S.A.	9,516	185,744

		652,235

Sweden—1.8%
Boliden AB	933	30,111
Electrolux AB, Ser. B	3,258	73,936
Loomis AB, Class B	773	26,781
Nobina AB (a)	11,074	84,443
SAS AB (e)	5,875	11,222
Svenska Cellulosa AB SCA, Class B	8,431	91,272
Volvo AB, Class B	10,622	168,817

		486,582

Switzerland—6.2%
Adecco Group AG	1,894	111,773
Baloise Holding AG	785	113,870
Bobst Group S.A.	565	57,769
Flughafen Zurich AG	262	53,308
Lonza Group AG (e)	174	45,979
Nestle S.A.	3,128	242,422
Novartis AG	3,144	238,161
OC Oerlikon Corp. AG (e)	4,600	70,080
Pargesa Holding S.A.	325	27,508

	Shares	Value*

Partners Group Holding AG	201	$146,940
Roche Holding AG	832	184,586
Sunrise Communications Group AG (a)(e)	504	40,953
Swiss Life Holding AG (e)	238	82,527

Zurich Insurance Group AG	724	214,108

		1,629,984

Taiwan—1.1%
China Development Financial Holding Corp.	101,000	36,870
Compeq Manufacturing Co., Ltd.	18,000	19,069
Formosa Chemicals & Fibre Corp.	22,000	87,545
Formosa Plastics Corp.	17,000	62,650
HannStar Display Corp.	140,000	41,771
Mitac Holdings Corp.	17,000	18,412
Nan Ya Plastics Corp.	8,000	22,849

		289,166

Thailand—0.2%
Kiatnakin Bank PCL (c)(d)	10,900	22,288
PTT PCL (c)(d)	19,800	28,626

		50,914

Turkey—0.1%
Pegasus Hava Tasimaciligi AS (e)	3,437	18,446

United Kingdom—17.5%
3i Group PLC	4,178	49,464
Anglo American PLC	4,680	103,900
AstraZeneca PLC	1,150	79,542
Barratt Developments PLC	5,353	36,288
Bellway PLC	1,534	60,602
Berkeley Group Holdings PLC	1,836	91,457
BP PLC	36,403	276,973
British American Tobacco PLC	1,239	62,413
Carnival PLC	2,228	127,341
Centrica PLC	26,952	55,963
Coca-Cola HBC AG (e)	3,598	119,758
Compass Group PLC	6,519	138,957
Computacenter PLC	727	13,851
Dart Group PLC	4,276	43,838
Direct Line Insurance Group PLC	21,725	98,038
Dixons Carphone PLC	12,009	29,470
Electrocomponents PLC	9,945	99,144
Experian PLC	3,509	86,562
Firstgroup PLC (e)	9,880	10,823
Galliford Try PLC	943	10,826
Glencore PLC	34,894	165,669
Hansteen Holdings PLC REIT	12,829	17,642
Highland Gold Mining Ltd.	12,810	24,163
HSBC Holdings PLC	25,120	234,730
IG Group Holdings PLC	2,503	28,382
Inchcape PLC	1,905	19,584
International Consolidated Airlines Group S.A.	3,918	34,286
Legal & General Group PLC	47,910	167,581
Lloyds Banking Group PLC	119,855	99,446
Man Group PLC	14,742	34,174
National Express Group PLC	16,032	84,651
OneSavings Bank PLC	10,539	56,872
Persimmon PLC	3,492	116,317
Plus500 Ltd.	1,827	38,681
Rio Tinto PLC	5,109	281,600
Royal Dutch Shell PLC, Class A	15,469	535,365
Royal Dutch Shell PLC, Class A	3,015	104,634
Royal Dutch Shell PLC, Class B	3,555	127,315
Smith & Nephew PLC	5,561	102,435
SSE PLC	3,128	55,837
Standard Life Aberdeen PLC	15,520	66,459
Tate & Lyle PLC	5,237	44,569
Taylor Wimpey PLC	33,958	79,938
TESCO PLC	57,396	194,205
TUI AG	5,963	130,423

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

TUI AG	1,015	$22,217
Vodafone Group PLC	28,417	68,834
WPP PLC	4,483	70,435

		4,601,654

Total Common Stock (cost—$23,702,252)		25,059,236

EXCHANGE-TRADED FUNDS—1.9%

iShares Core MSCI EAFE (cost—$520,424)	7,906	501,003

PREFERRED STOCK—0.5%

Germany—0.5%
Porsche Automobil Holding SE	574	36,446
Volkswagen AG	517	85,414

Total Preferred Stock (cost—$119,658)		121,860

RIGHTS (e)—0.0%

Italy—0.0%
Intesa Sanpaolo SpA, expires 7/17/18 (c)(d)	26,648	1

Spain—0.0%
Repsol S.A., expires 7/6/18	9,516	5,402

Total Rights (cost—$5,359)		5,403

	Principal Amount (000s)
Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $511,015; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $525,705 including accrued interest (cost—$511,000)	$511	511,000

Total Investments (cost-$24,858,693) (b)—99.4%		26,198,502

Other assets less liabilities—0.6%		157,155

Net Assets—100.0%		$26,355,657

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $422,121, representing 1.6% of net assets.

(b)	Securities with an aggregate value of $24,736,628, representing 93.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $50,915, representing 0.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	8.8%
Oil, Gas & Consumable Fuels	8.8%
Pharmaceuticals	7.0%
Insurance	6.0%
Metals & Mining	4.2%
Automobiles	4.0%
Food Products	3.8%
Chemicals	3.7%
Household Durables	3.5%
Trading Companies & Distributors	3.1%
Construction & Engineering	2.6%
Airlines	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.4%
Electronic Equipment, Instruments & Components	2.1%
Exchange-Traded Funds	1.9%
Machinery	1.8%
Food & Staples Retailing	1.8%
Capital Markets	1.7%
Diversified Telecommunication Services	1.7%
Multi-Utilities	1.7%
Real Estate Management & Development	1.4%
Electric Utilities	1.4%
Beverages	1.3%
Auto Components	1.3%
Personal Products	1.3%
Industrial Conglomerates	1.1%
Diversified Financial Services	1.1%
Technology Hardware, Storage & Peripherals	1.0%
Software	0.9%
Road & Rail	0.8%
Wireless Telecommunication Services	0.8%
Professional Services	0.8%
Paper & Forest Products	0.7%
Building Products	0.7%
Aerospace & Defense	0.7%
Textiles, Apparel & Luxury Goods	0.6%
IT Services	0.6%
Air Freight & Logistics	0.6%
Healthcare Equipment & Supplies	0.5%
Media	0.5%
Healthcare Providers & Services	0.4%
Transportation Infrastructure	0.4%
Containers & Packaging	0.4%
Construction Materials	0.4%
Household Products	0.4%
Specialty Retail	0.3%
Tobacco	0.2%
Thrifts & Mortgage Finance	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2%
Commercial Services & Supplies	0.2%
Life Sciences Tools & Services	0.2%
Auto Manufacturers	0.1%
Leisure Equipment & Products	0.1%
Distributors	0.1%
Gas Utilities	0.1%
Marine	0.1%
Multi-Line Retail	0.1%
Independent Power Producers & Energy Traders	0.0%
Communications Equipment	0.0%
Repurchase Agreements	1.9%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Aerospace & Defense—2.1%
Aerovironment, Inc. (a)	272	$19,429
Boeing Co.	4,991	1,674,530
Huntington Ingalls Industries, Inc.	1,694	367,242
Northrop Grumman Corp.	2,135	656,940

		2,718,141

Air Freight & Logistics—0.5%
Atlas Air Worldwide Holdings, Inc. (a)	704	50,477
FedEx Corp.	2,533	575,143

		625,620

Airlines—0.6%
Delta Air Lines, Inc.	8,046	398,599
JetBlue Airways Corp. (a)	15,600	296,088
SkyWest, Inc.	1,747	90,669
WestJet Airlines Ltd.	679	9,364

		794,720

Auto Components—0.5%
Dana, Inc.	3,837	77,469
Lear Corp.	1,648	306,215
Magna International, Inc.	3,274	190,416

		574,100

Automobiles—0.6%
General Motors Co.	20,102	792,019

Banks—4.7%
Bank of America Corp.	55,907	1,576,018
Bank of Nova Scotia	6,951	393,590
Canadian Imperial Bank of Commerce	4,304	374,400
Citigroup, Inc.	11,550	772,926
Citizens Financial Group, Inc.	11,613	451,746
JPMorgan Chase & Co.	13,089	1,363,874
Laurentian Bank of Canada	2,195	74,900
Regions Financial Corp.	26,744	475,508
Wells Fargo & Co.	9,483	525,738

		6,008,700

Beverages—1.3%
Coca-Cola Co.	711	31,184
Constellation Brands, Inc., Class A	2,848	623,342
PepsiCo, Inc.	8,983	977,979

		1,632,505

Biotechnology—2.4%
AbbVie, Inc.	14,249	1,320,170
Amgen, Inc.	3,000	553,770
Biogen, Inc. (a)	1,893	549,424
Gilead Sciences, Inc.	6,021	426,528
Myriad Genetics, Inc. (a)	6,436	240,513

		3,090,405

Building Products—0.2%
Owens Corning	3,876	245,622
Universal Forest Products, Inc.	1,527	55,919

		301,541

Capital Markets—1.9%
Ameriprise Financial, Inc.	2,330	325,920
Apollo Investment Corp.	9,727	54,179
Bank of New York Mellon Corp.	7,328	395,199
BlackRock, Inc.	865	431,670
E*TRADE Financial Corp. (a)	8,124	496,864
Morgan Stanley	14,057	666,302

		2,370,134

Chemicals—2.7%
Air Products & Chemicals, Inc.	3,901	607,503
Cabot Corp.	464	28,661
Chemours Co.	3,409	151,223
DowDuPont, Inc.	16,707	1,101,325

	Shares	Value*

LyondellBasell Industries NV, Class A	3,441	$377,994
Praxair, Inc.	4,664	737,612
Sherwin-Williams Co.	1,012	412,461
Trinseo S.A.	388	27,529

		3,444,308

Commercial Services & Supplies—1.0%
Brady Corp., Class A	666	25,674
Herman Miller, Inc.	1,379	46,748
KAR Auction Services, Inc.	5,753	315,264
Republic Services, Inc.	3,554	242,952
Transcontinental, Inc., Class A	2,489	57,802
Waste Management, Inc.	7,311	594,677

		1,283,117

Communications Equipment—1.9%
Applied Optoelectronics, Inc. (a)	1,571	70,538
Arista Networks, Inc. (a)	1,069	275,257
Ciena Corp. (a)	2,109	55,910
Cisco Systems, Inc.	42,545	1,830,711
Juniper Networks, Inc.	5,160	141,487

		2,373,903

Construction & Engineering—0.0%
WSP Global, Inc.	278	14,637

Consumer Finance—0.8%
Ally Financial, Inc.	11,760	308,935
Capital One Financial Corp.	5,977	549,286
Santander Consumer USA Holdings, Inc.	9,648	184,181
World Acceptance Corp. (a)	119	13,210

		1,055,612

Containers & Packaging—0.6%
Avery Dennison Corp.	3,481	355,410
CCL Industries, Inc., Class B	3,468	170,017
Packaging Corp. of America	1,679	187,695

		713,122

Diversified Consumer Services—0.2%
Career Education Corp. (a)	1,419	22,945
H&R Block, Inc.	7,348	167,388

		190,333

Diversified Financial Services—1.3%
Berkshire Hathaway, Inc., Class B (a)	8,320	1,552,928
Jefferies Financial Group, Inc.	5,079	115,496

		1,668,424

Diversified Telecommunication Services—2.2%
AT&T, Inc.	51,028	1,638,509
CenturyLink, Inc.	6,625	123,490
Verizon Communications, Inc.	19,670	989,598

		2,751,597

Electric Utilities—2.8%
American Electric Power Co., Inc.	8,990	622,558
Duke Energy Corp.	5,663	447,830
Emera, Inc.	4,984	162,260
Entergy Corp.	4,350	351,437
Exelon Corp.	12,419	529,049
NextEra Energy, Inc.	5,301	885,426
PG&E Corp.	5,243	223,142
PPL Corp.	13,495	385,282

		3,606,984

Electrical Equipment—0.4%
AMETEK, Inc.	6,231	449,629

Electronic Equipment, Instruments & Components—0.8%
Arrow Electronics, Inc. (a)	2,763	207,999
Corning, Inc.	18,731	515,290
Jabil Inc.	8,870	245,344

		968,633

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Energy Equipment & Services—0.0%
Nordic American Offshore Ltd.	282	$324

Equity Real Estate Investment Trusts (REITs)—0.8%
Dream Global Real Estate Investment Trust	4,708	51,426
Extra Space Storage, Inc.	4,319	431,079
Gaming and Leisure Properties, Inc.	8,631	308,990
Monmouth Real Estate Investment Corp.	948	15,670
Omega Healthcare Investors, Inc.	2,562	79,422
Ramco-Gershenson Properties Trust	2,742	36,222
Retail Properties of America, Inc., Class A	9,245	118,151

		1,040,960

Food & Staples Retailing—2.0%
Costco Wholesale Corp.	963	201,248
CVS Health Corp.	9,741	626,834
Empire Co., Ltd.	3,515	70,559
SpartanNash Co.	1,812	46,242
SUPERVALU, Inc. (a)	2,529	51,895
Sysco Corp.	8,217	561,139
Walmart, Inc.	10,923	935,555

		2,493,472

Food Products—1.3%
Archer-Daniels-Midland Co.	11,751	538,548
Campbell Soup Co.	8,505	344,793
Kraft Heinz Co.	3,868	242,988
Tyson Foods, Inc., Class A	6,766	465,839

		1,592,168

Gas Utilities—0.3%
Atmos Energy Corp.	3,742	337,304

Healthcare Equipment & Supplies—3.0%
Abbott Laboratories	18,769	1,144,721
Align Technology, Inc. (a)	1,888	645,960
Cooper Cos., Inc.	910	214,260
Cutera, Inc. (a)	1,108	44,652
Danaher Corp.	5,309	523,892
Hill-Rom Holdings, Inc.	1,023	89,349
Medtronic PLC	10,420	892,056
Merit Medical Systems, Inc. (a)	335	17,152
Orthofix International NV (a)	692	39,320
STERIS PLC	2,284	239,843

		3,851,205

Healthcare Providers & Services—5.1%
Aetna, Inc.	1,107	203,134
Anthem, Inc.	3,559	847,149
BioTelemetry, Inc. (a)	396	17,820
Centene Corp. (a)	5,909	728,048
Express Scripts Holding Co. (a)	6,257	483,103
Humana, Inc.	516	153,577
Laboratory Corp. of America Holdings (a)	2,892	519,201
McKesson Corp.	2,668	355,911
Patterson Cos., Inc.	12,149	275,418
Quest Diagnostics, Inc.	7,598	835,324
UnitedHealth Group, Inc.	7,956	1,951,925
Universal Health Services, Inc., Class B	958	106,760

		6,477,370

Hotels, Restaurants & Leisure—3.1%
Carnival Corp.	8,941	512,409
Darden Restaurants, Inc.	2,530	270,862
Las Vegas Sands Corp.	2,834	216,404
Marriott International, Inc., Class A	5,360	678,576
McDonald’s Corp.	7,406	1,160,446
Restaurant Brands International, Inc.	6,518	393,035
Royal Caribbean Cruises Ltd.	6,457	668,945

		3,900,677

	Shares	Value*

Household Durables—0.1%
Newell Brands, Inc.	5,299	$136,661

Household Products—0.4%
Procter & Gamble Co.	6,061	473,122

Independent Power Producers & Energy Traders—0.1%
Algonquin Power & Utilities Corp.	10,637	102,757
Capital Power Corp.	1,368	26,254

		129,011

Industrial Conglomerates—0.5%
3M Co.	2,878	566,160

Insurance—3.9%
Aflac, Inc.	14,361	617,810
Allstate Corp.	4,045	369,187
American Equity Investment Life Holding Co.	3,559	128,124
AmTrust Financial Services, Inc.	6,460	94,122
First American Financial Corp.	4,273	221,000
Lincoln National Corp.	3,707	230,761
Loews Corp.	9,150	441,762
Manulife Financial Corp.	23,742	426,567
Power Corp. of Canada	4,917	110,110
Power Financial Corp.	2,985	69,820
Principal Financial Group, Inc.	7,642	404,644
Progressive Corp.	10,177	601,969
Prudential Financial, Inc.	6,937	648,679
Torchmark Corp.	4,347	353,889
Universal Insurance Holdings, Inc.	6,239	218,989

		4,937,433

Internet & Catalog Retail—3.8%
Amazon.com, Inc. (a)	2,317	3,938,437
Netflix, Inc. (a)	2,084	815,740

		4,754,177

Internet Software & Services—4.9%
Alphabet, Inc., Class A (a)	1,130	1,275,985
Alphabet, Inc., Class C (a)	1,188	1,325,392
CoStar Group, Inc. (a)	561	231,485
Facebook, Inc., Class A (a)	17,171	3,336,669

		6,169,531

IT Services—3.2%
Accenture PLC, Class A	2,012	329,143
Amdocs Ltd.	1,498	99,153
Black Knight, Inc. (a)	6,566	351,609
CACI International, Inc., Class A (a)	838	141,245
DXC Technology Co.	2,355	189,837
International Business Machines Corp.	2,350	328,295
Mastercard, Inc., Class A	2,187	429,789
PayPal Holdings, Inc. (a)	9,920	826,038
Perspecta, Inc.	1,177	24,187
Total System Services, Inc.	5,379	454,633
Visa, Inc., Class A	6,815	902,647

		4,076,576

Life Sciences Tools & Services—0.3%
Luminex Corp.	1,321	39,009
PerkinElmer, Inc.	4,339	317,745

		356,754

Machinery—1.2%
Allison Transmission Holdings, Inc.	1,163	47,090
American Railcar Industries, Inc.	2,361	93,212
Caterpillar, Inc.	1,213	164,568
Deere & Co.	2,316	323,777
Ingersoll-Rand PLC	1,391	124,815
PACCAR, Inc.	1,090	67,536
Parker-Hannifin Corp.	298	46,443
Stanley Black & Decker, Inc.	3,277	435,218
WABCO Holdings, Inc. (a)	333	38,968
Xylem, Inc.	2,063	139,005

		1,480,632

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Media—0.7%
Cogeco Communications, Inc.	593	$29,374
Comcast Corp., Class A	16,492	541,103
Walt Disney Co.	3,250	340,632

		911,109

Metals & Mining—0.4%
IAMGOLD Corp. (a)	8,572	49,946
Kaiser Aluminum Corp.	686	71,420
Nucor Corp.	2,782	173,875
OceanaGold Corp.	9,229	25,623
Teck Resources Ltd., Class B	6,795	173,099

		493,963

Mortgage Real Estate Investment Trusts (REITs)—1.7%
AGNC Investment Corp.	16,598	308,557
Annaly Capital Management, Inc.	30,082	309,544
Anworth Mortgage Asset Corp.	5,962	29,631
ARMOUR Residential REIT, Inc.	8,739	199,336
Chimera Investment Corp.	14,445	264,055
CYS Investments, Inc.	9,895	74,212
Invesco Mortgage Capital, Inc.	8,433	134,085
MFA Financial, Inc.	21,403	162,235
MTGE Investment Corp.	5,353	104,919
New Residential Investment Corp.	8,481	148,333
New York Mortgage Trust, Inc.	2,737	16,449
Starwood Property Trust, Inc.	5,968	129,565
Two Harbors Investment Corp.	16,383	258,851

		2,139,772

Multi-Line Retail—0.2%
Target Corp.	3,744	284,993

Multi-Utilities—0.6%
CenterPoint Energy, Inc.	7,301	202,311
SCANA Corp.	1,659	63,904
WEC Energy Group, Inc.	7,826	505,951

		772,166

Oil, Gas & Consumable Fuels—6.1%
Andeavor	3,503	459,524
Canadian Natural Resources Ltd.	3,103	111,997
Cenovus Energy, Inc.	15,575	161,715
Chevron Corp.	5,907	746,822
Cimarex Energy Co.	522	53,108
EOG Resources, Inc.	4,103	510,536
Exxon Mobil Corp.	11,419	944,694
Husky Energy, Inc.	9,084	141,582
Marathon Petroleum Corp.	11,935	837,360
Occidental Petroleum Corp.	11,460	958,973
Pioneer Natural Resources Co.	1,857	351,419
Plains GP Holdings L.P., Class A	2,899	69,315
Scorpio Tankers, Inc.	11,371	31,953
Suncor Energy, Inc.	14,558	592,441
TransCanada Corp.	10,979	475,020
Valero Energy Corp.	11,219	1,243,402

		7,689,861

Paper & Forest Products—0.1%
Domtar Corp.	3,671	175,254

Personal Products—0.5%
Estee Lauder Cos., Inc., Class A	4,068	580,463

Pharmaceuticals—4.4%
Allergan PLC	2,863	477,319
Jazz Pharmaceuticals PLC (a)	2,132	367,344
Johnson & Johnson	18,371	2,229,137
Merck & Co., Inc.	6,087	369,481
Mylan NV (a)	4,358	157,498
Pfizer, Inc.	42,301	1,534,680
Zoetis, Inc.	5,644	480,813

		5,616,272

Professional Services—0.0%
Navigant Consulting, Inc. (a)	2,558	56,634

	Shares	Value*

Road & Rail—1.4%
Hertz Global Holdings, Inc. (a)	8,036	$123,272
Kansas City Southern	2,254	238,834
Norfolk Southern Corp.	866	130,653
Ryder System, Inc.	3,084	221,616
Union Pacific Corp.	7,514	1,064,584

		1,778,959

Semiconductors & Semiconductor Equipment—5.7%
Applied Materials, Inc.	14,847	685,783
Broadcom, Inc.	3,491	847,056
Cabot Microelectronics Corp.	2,678	288,046
Cirrus Logic, Inc. (a)	319	12,227
Intel Corp.	27,427	1,363,396
KLA-Tencor Corp.	4,604	472,048
Lam Research Corp.	3,430	592,876
Micron Technology, Inc. (a)	9,185	481,662
MKS Instruments, Inc.	1,149	109,959
NVIDIA Corp.	5,010	1,186,869
Rudolph Technologies, Inc. (a)	1,092	32,323
Texas Instruments, Inc.	9,855	1,086,514
Xcerra Corp. (a)	9,333	130,382

		7,289,141

Software—5.5%
Activision Blizzard, Inc.	7,021	535,843
Adobe Systems, Inc. (a)	3,841	936,474
Intuit, Inc.	1,890	386,136
Microsoft Corp.	41,510	4,093,301
Oracle Corp.	15,665	690,200
Take-Two Interactive Software, Inc. (a)	3,021	357,566

		6,999,520

Specialty Retail—1.8%
American Eagle Outfitters, Inc.	3,705	86,141
Best Buy Co., Inc.	6,592	491,631
Buckle, Inc.	2,945	79,220
Children’s Place, Inc.	1,225	147,980
GameStop Corp., Class A	3,794	55,279
Home Depot, Inc.	7,506	1,464,421

		2,324,672

Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.	30,256	5,600,688
HP, Inc.	22,358	507,303

		6,107,991

Textiles, Apparel & Luxury Goods—0.1%
PVH Corp.	1,132	169,483

Thrifts & Mortgage Finance—0.1%
Genworth MI Canada, Inc.	2,481	80,734
Walker & Dunlop, Inc.	1,140	63,441

		144,175

Tobacco—0.8%
Altria Group, Inc.	7,543	428,367
British American Tobacco PLC ADR	6,322	318,945
Philip Morris International, Inc.	3,464	279,683

		1,026,995

Trading Companies & Distributors—0.1%
Aircastle Ltd.	3,249	66,604
United Rentals, Inc. (a)	464	68,496

		135,100

Wireless Telecommunication Services—0.5%
Rogers Communications, Inc., Class B	6,831	324,442
T-Mobile U.S., Inc. (a)	5,176	309,266

		633,708

Total Investments (cost—$106,436,762)—99.0%		125,531,952

Other assets less liabilities (b)—1.0%		1,326,357

Net Assets—100.0%		$126,858,309

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2018 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Depreciation
Long position contracts:
E-mini S&P 500 Index	5	9/21/18	$—	(d)	$680	$(4,344)

(c)	At June 30, 2018, the Fund pledged $55,001 in cash as collateral for futures contracts.
(d)	Notional amount rounds to less than 500.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS & NOTES—84.1%

Apparel & Textiles—0.3%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	$2,340	$1,541,927

Auto Components—0.4%
Meritor, Inc. (a)(b),
3.25%, 10/15/37	2,165	2,150,388

Auto Manufacturers—2.0%
Navistar International Corp.,
4.75%, 4/15/19	4,060	4,194,305
Tesla, Inc.,
0.25%, 3/1/19	3,260	3,596,562
2.375%, 3/15/22	2,085	2,534,933

		10,325,800

Biotechnology—5.8%
AMAG Pharmaceuticals, Inc.,
3.25%, 6/1/22	1,380	1,412,248
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	3,620	3,665,974
1.50%, 10/15/20	600	713,774
Exact Sciences Corp.,
1.00%, 1/15/25	4,960	5,228,996
Illumina, Inc.,
0.50%, 6/15/21	4,960	6,555,190
Insmed, Inc.,
1.75%, 1/15/25	3,820	3,521,085
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	2,225	2,191,525
Ligand Pharmaceuticals, Inc. (a)(b),
0.75%, 5/15/23	4,350	4,510,084
PTC Therapeutics, Inc.,
3.00%, 8/15/22	1,725	1,717,193

		29,516,069

Building Materials—0.7%
Patrick Industries, Inc. (a)(b),
1.00%, 2/1/23	3,915	3,672,270

Commercial Services—1.9%
Euronet Worldwide, Inc.,
1.50%, 10/1/44	2,940	3,610,270
Square, Inc. (a)(b),
0.50%, 5/15/23	5,435	5,825,641

		9,435,911

Computers—3.1%
Lumentum Holdings, Inc.,
0.25%, 3/15/24	2,195	2,608,582
Nutanix, Inc. (a)(b),
zero coupon, 1/15/23	2,780	3,442,857
Pure Storage, Inc. (a)(b),
0.125%, 4/15/23	4,840	5,420,166
Western Digital Corp. (a)(b),
1.50%, 2/1/24	4,180	4,236,518

		15,708,123

Diversified Financial Services—1.4%
Air Lease Corp.,
3.875%, 12/1/18	2,255	3,259,104
Encore Capital Group, Inc.,
3.25%, 3/15/22	2,315	2,352,619
LendingTree, Inc.,
0.625%, 6/1/22	1,375	1,663,489

		7,275,212

Electric Utilities—0.4%
NRG Energy, Inc. (a)(b),
2.75%, 6/1/48	2,180	2,111,112

	Principal Amount (000s)	Value*

Electronics—1.1%
II-VI, Inc. (a)(b),
0.25%, 9/1/22	$4,800	$5,372,117

Energy-Alternate Sources—0.9%
NextEra Energy Partners L.P. (a)(b),
1.50%, 9/15/20	4,630	4,729,230

Engineering & Construction—0.5%
Dycom Industries, Inc.,
0.75%, 9/15/21	2,125	2,471,456

Entertainment—1.6%
Live Nation Entertainment, Inc. (a)(b),
2.50%, 3/15/23	4,830	5,013,120
Marriott Vacations Worldwide Corp. (a)(b),
1.50%, 9/15/22	2,960	2,996,260

		8,009,380

Equity Real Estate Investment Trusts (REITs)—1.0%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	4,395	5,113,710

Healthcare-Products—2.6%
Insulet Corp. (a)(b),
1.375%, 11/15/24	5,065	5,702,015
Quidel Corp.,
3.25%, 12/15/20	470	1,005,060
Wright Medical Group, Inc. (a)(b),
1.625%, 6/15/23	6,602	6,582,194

		13,289,269

Healthcare-Services—2.7%
Anthem, Inc.,
2.75%, 10/15/42	2,095	6,855,980
Molina Healthcare, Inc.,
1.125%, 1/15/20	1,475	3,578,968
Teladoc, Inc. (a)(b),
1.375%, 5/15/25	2,655	3,348,653

		13,783,601

Insurance—0.8%
AXA S.A. (a)(b),
7.25%, 5/15/21	3,625	3,795,455

Internet—10.6%
Altaba, Inc.,
zero coupon, 12/1/18	4,490	6,135,410
Booking Holdings, Inc.,
0.35%, 6/15/20	4,590	7,117,470
Ctrip.com International Ltd.,
1.00%, 7/1/20	3,440	3,627,139
IAC FinanceCo., Inc. (a)(b),
0.875%, 10/1/22	4,255	4,962,607
Okta, Inc. (a)(b),
0.25%, 2/15/23	2,350	2,912,458
Palo Alto Networks, Inc.,
zero coupon, 7/1/19	2,620	4,877,701
Q2 Holdings, Inc. (a)(b),
0.75%, 2/15/23	2,170	2,471,320
RingCentral, Inc. (a)(b),
zero coupon, 3/15/23	2,655	2,825,071
Twilio, Inc. (a)(b),
0.25%, 6/1/23	2,455	2,555,697
Twitter, Inc. (a)(b),
0.25%, 6/15/24	4,840	5,011,936
Wix.com Ltd. (a)(b),
zero coupon, 7/1/23	2,680	2,656,799
Zendesk, Inc. (a)(b),
0.25%, 3/15/23	3,020	3,277,238
Zillow Group, Inc.,
1.50%, 7/1/23	4,955	5,078,280

		53,509,126

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Iron/Steel—0.6%
Allegheny Technologies, Inc.,
4.75%, 7/1/22	$1,600	$3,040,800

IT Services—0.5%
GS Finance Corp. (Fidelity National Information Services, Inc.) (d)(e),
zero coupon, 6/5/23	2,180	2,529,977

Lodging—1.5%
Caesars Entertainment Corp.,
5.00%, 10/1/24	4,330	7,416,363

Machinery-Diversified—0.9%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	3,675	4,483,904

Media—2.6%
DISH Network Corp.,
2.375%, 3/15/24	2,835	2,507,155
3.375%, 8/15/26	5,540	5,379,872
Liberty Media Corp.,
1.00%, 1/30/23	2,205	2,584,355
2.125%, 3/31/48 (a)(b)	2,715	2,683,965

		13,155,347

Oil, Gas & Consumable Fuels—3.3%
Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	4,805	4,474,118
Oasis Petroleum, Inc.,
2.625%, 9/15/23	2,920	3,795,956
Oil States International, Inc. (a)(b),
1.50%, 2/15/23	3,765	3,935,653
Transocean, Inc.,
0.50%, 1/30/23	3,190	4,551,246

		16,756,973

Pharmaceuticals—7.0%
Clovis Oncology, Inc.,
1.25%, 5/1/25	1,225	1,131,933
2.50%, 9/15/21	1,205	1,301,516
DexCom, Inc. (a)(b),
0.75%, 5/15/22	3,785	4,398,408
Flexion Therapeutics, Inc.,
3.375%, 5/1/24	2,040	2,497,105
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	3,335	3,204,291
Jazz Investments I Ltd. (a)(b),
1.50%, 8/15/24	7,720	8,071,924
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	3,885	5,616,673
Sarepta Therapeutics, Inc. (a)(b),
1.50%, 11/15/24	2,325	4,481,647
Supernus Pharmaceuticals, Inc. (a)(b),
0.625%, 4/1/23	3,750	4,588,792

		35,292,289

Pipelines—1.3%
Cheniere Energy, Inc.,
4.25%, 3/15/45	7,975	6,353,675

Retail—0.5%
RH (a)(b),
zero coupon, 6/15/23	2,520	2,355,797

Semiconductors—8.6%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	1,450	2,882,077
Cypress Semiconductor Corp. (a)(b),
2.00%, 2/1/23	3,660	3,811,656
Intel Corp.,
3.25%, 8/1/39	2,360	5,655,971

	Principal Amount (000s)	Value*

Microchip Technology, Inc.,
1.625%, 2/15/27	$10,710	$12,499,984
Micron Technology, Inc., Ser. G,
3.00%, 11/15/43	4,065	7,330,667
Novellus Systems, Inc.,
2.625%, 5/15/41	545	2,830,141
ON Semiconductor Corp.,
1.625%, 10/15/23	3,415	4,332,494
Synaptics, Inc.,
0.50%, 6/15/22	2,460	2,441,988
Teradyne, Inc.,
1.25%, 12/15/23	1,160	1,546,979

		43,331,957

Software—13.6%
Akamai Technologies, Inc. (a)(b),
0.125%, 5/1/25	5,805	5,827,378
Alteryx, Inc. (a)(b),
0.50%, 6/1/23	3,455	3,760,926
Atlassian, Inc. (a)(b),
0.625%, 5/1/23	3,855	3,997,916
Avaya Holdings Corp. (a)(b),
2.25%, 6/15/23	3,850	3,762,051
Citrix Systems, Inc.,
0.50%, 4/15/19	2,535	3,687,145
Coupa Software, Inc. (a)(b),
0.375%, 1/15/23	1,735	2,599,951
Envestnet, Inc.,
1.75%, 12/15/19	2,545	2,686,291
1.75%, 6/1/23 (a)(b)	3,980	4,106,564
Everbridge, Inc.,
1.50%, 11/1/22	1,115	1,674,591
Five9, Inc. (a)(b),
0.125%, 5/1/23	2,265	2,376,916
Guidewire Software, Inc.,
1.25%, 3/15/25	2,950	3,009,628
MINDBODY, Inc. (a)(b),
0.375%, 6/1/23	4,340	4,373,605
MongoDB, Inc. (a)(b),
0.75%, 6/15/24	1,965	1,922,175
New Relic, Inc. (a)(b),
0.50%, 5/1/23	2,225	2,460,044
Nice Systems, Inc.,
1.25%, 1/15/24	1,785	2,374,095
Proofpoint, Inc.,
0.75%, 6/15/20	2,475	3,642,480
PROS Holdings, Inc. (a)(b),
2.00%, 6/1/47	2,660	2,631,868
RealPage, Inc.,
1.50%, 11/15/22	2,180	3,099,899
ServiceNow, Inc.,
zero coupon, 6/1/22	4,010	5,442,111
Workday, Inc. (a)(b),
0.25%, 10/1/22	4,790	5,040,421

		68,476,055

Telecommunications—1.9%
Ciena Corp.,
3.75%, 10/15/18	1,250	1,657,041
GCI Liberty, Inc. (a)(b),
1.75%, 9/30/46	3,190	3,298,288
GDS Holdings Ltd. (a)(b),
2.00%, 6/1/25	2,690	2,794,571
InterDigital, Inc.,
1.50%, 3/1/20	1,675	2,058,161

		9,808,061

Transportation—4.0%
Air Transport Services Group, Inc. (a)(b),
1.125%, 10/15/24	4,930	4,815,644

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Atlas Air Worldwide Holdings, Inc.,
1.875%, 6/1/24	$3,060	$4,064,368
Echo Global Logistics, Inc.,
2.50%, 5/1/20	5,605	5,823,511
Greenbrier Cos., Inc.,
2.875%, 2/1/24	4,745	5,484,010

		20,187,533

Total Convertible Bonds & Notes (cost—$385,031,488)		424,998,887

	Shares

CONVERTIBLE PREFERRED STOCK—12.2%

Banks—2.3%
Bank of America Corp., Ser. L (c),
7.25%	5,160	6,452,580
Wells Fargo & Co., Ser. L (c),
7.50%	4,015	5,056,732

		11,509,312

Diversified Financial Services—1.3%
2017 Mandatory Exchangeable Trust (a)(b),
5.188%, 12/1/20	20,505	2,663,667
AMG Capital Trust II,
5.15%, 10/15/37	63,885	3,825,115

		6,488,782

Electric Utilities—1.4%
NextEra Energy, Inc.,
6.123%, 9/1/19	126,845	7,242,849

Electronics—0.8%
Fortive Corp., Ser. A,
5.00%, 7/1/21	4,050	4,153,660

Equity Real Estate Investment Trusts (REITs)—1.0%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	4,655	5,000,993

Hand/Machine Tools—0.7%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	33,920	3,585,005

Healthcare-Products—2.1%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	169,375	10,483,042

Metal Fabricate/Hardware—0.7%
Rexnord Corp., Ser. A,
5.75%, 11/15/19	57,430	3,588,226

Oil, Gas & Consumable Fuels—1.9%
Hess Corp.,
8.00%, 2/1/19	60,640	4,569,830
Nabors Industries Ltd.,
6.00%, 5/1/21	25,530	1,168,253
WPX Energy, Inc., Ser. A,
6.25%, 7/31/18	51,695	3,946,913

		9,684,996

Total Convertible Preferred Stock (cost—$52,406,304)		61,736,865

	Principal Amount (000s)	Value*

Repurchase Agreements—5.6%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $28,269,825; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $28,836,627 including accrued interest (cost—$28,269,000)	$28,269	$28,269,000

Total Investments (cost—$465,706,792)—101.9%		515,004,752

Liabilities in excess of other assets—(1.9)%		(9,686,954)

Net Assets—100.0%		$505,317,798

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $195,938,647, representing 38.8% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $195,938,647, representing 38.8% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Level 3 security.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—40.6%

U.S. Treasury Bonds,
3.00%, 2/15/48	$1,441	$1,445,165
4.50%, 5/15/38	1,038	1,285,823
U.S. Treasury Notes,
0.75%, 9/30/18	4,890	4,876,247
2.50%, 5/31/20	1,066	1,065,667
2.625%, 6/15/21	212	212,017
2.75%, 5/31/23	1,488	1,489,162
2.875%, 5/15/28	1,340	1,342,617
3.125%, 5/15/19	99	99,673

Total U.S. Treasury Obligations (cost—$11,797,123)		11,816,371

U.S. GOVERNMENT AGENCY SECURITIES (c)—30.1%

Fannie Mae, MBS, TBA,
3.00%, 8/16/33, 15 Year	550	546,622
3.00%, 8/13/48, 30 Year	995	963,575
4.00%, 8/13/48, 30 Year	1,800	1,834,819
4.50%, 8/13/48, 30 Year	1,400	1,457,596
Ginnie Mae, MBS, TBA, 30 Year,
4.00%, 8/21/48	1,385	1,419,066
4.50%, 8/21/48	1,250	1,299,223
United States Small Business Administration, ABS
2.98%, 7/1/37 Series 2018-20, Class G1	333	324,989
3.31%, 4/1/38 Series 2018-20, Class D1	449	449,201
3.60%, 6/1/38 Series 2018-20, Class F1	448	450,841

Total U.S. Government Agency Securities (cost—$8,742,447)		8,745,932

CORPORATE BONDS & NOTES—27.6%

Aerospace & Defense—1.5%
L3 Technologies, Inc.,
3.95%, 5/28/24	225	222,284
Lockheed Martin Corp., Ser. B,
6.15%, 9/1/36	30	37,032
Northrop Grumman Corp.,
2.93%, 1/15/25	180	171,042

		430,358

Banks—7.9%
Citigroup, Inc., (converts to FRN on 1/10/27) (f),
3.887%, 1/10/28	140	135,550
First Maryland Capital II, 3 mo. USD-LIBOR-BBA + 0.850% (f),
3.208%, 2/1/27	450	424,125
JPMorgan Chase & Co., (converts to FRN on 4/25/22) (f),
2.776%, 4/25/23	260	251,896
Kreditanstalt fuer Wiederaufbau,
2.75%, 10/1/20	220	220,131
State Street Corp., 3 mo. USD-LIBOR-BBA + 1.00% (f),
3.341%, 6/15/47	310	275,706
SunTrust Capital I, 3 mo. USD-LIBOR-BBA + 0.670%, Ser. A (f),
3.01%, 5/15/27	500	471,938
Synovus Financial Corp.,
3.125%, 11/1/22	190	182,069
U.S. Bancorp,
3.90%, 4/26/28	230	233,676
5.30%, 4/15/27, Ser. J (converts to FRN on 4/15/27) (d)(f)	95	94,840

		2,289,931

	Principal Amount (000s)	Value*
Biotechnology—0.3%
Amgen, Inc.,
2.60%, 8/19/26	$110	$99,401

Computers—0.4%
Apple, Inc.,
2.75%, 1/13/25	130	124,258

Diversified Financial Services—0.3%
High Street Funding Trust I (a)(b),
4.111%, 2/15/28	100	98,351

Electric Utilities—2.7%
Alabama Power Co.,
2.80%, 4/1/25	$130	$122,769
Consumers Energy Co.,
3.125%, 8/31/24	17	16,518
Duke Energy Florida LLC,
3.20%, 1/15/27	110	106,037
Duke Energy Progress LLC,
4.10%, 3/15/43	95	93,886
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	30	28,030
Sempra Energy,
3.55%, 6/15/24	140	137,378
Southern Co.,
3.25%, 7/1/26	80	75,245
Toledo Edison Co.,
6.15%, 5/15/37	120	147,509
Virginia Electric & Power Co., Ser. B,
3.80%, 9/15/47	50	46,057

		773,429

Food & Beverage—0.7%
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46	80	82,403
Diageo Capital PLC,
3.875%, 5/18/28	90	90,850
Kroger Co.,
3.875%, 10/15/46	40	33,321

		206,574

Healthcare-Products—0.5%
Becton Dickinson and Co.,
3.363%, 6/6/24	150	144,164

Healthcare-Services—0.4%
UnitedHealth Group, Inc.,
3.75%, 7/15/25	120	120,134

Insurance—2.1%
Chubb INA Holdings, Inc.,
3.35%, 5/15/24	90	88,852
Five Corners Funding Trust (a)(b),
4.419%, 11/15/23	155	159,568
Loews Corp.,
3.75%, 4/1/26	80	78,439
Massachusetts Mutual Life Insurance Co. (a)(b),
5.375%, 12/1/41	50	57,346
MetLife, Inc. (a)(b),
9.25%, 4/8/38	90	122,400
Northwestern Mutual Life Insurance Co. (a)(b),
3.85%, 9/30/47	50	46,220
Teachers Insurance & Annuity Assoc. of America (a)(b),
4.27%, 5/15/47	50	48,228

		601,053

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*
Media—1.8%
Charter Communications Operating LLC,
4.50%, 2/1/24 (c)	$338	$338,107
6.384%, 10/23/35	110	115,050
Comcast Corp.,
3.375%, 2/15/25	90	86,672

		539,829

Mining—0.4%
BHP Billiton Finance USA Ltd., (converts to FRN on 10/19/25) (a)(b)(f),
6.75%, 10/19/75	100	108,650

Miscellaneous Manufacturing—1.1%
General Electric Co., Ser. D, (converts to FRN on 1/21/21) (d)(f),
5.00%, 1/21/21	315	311,338

Oil, Gas & Consumable Fuels—2.1%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	140	132,290
Cenovus Energy, Inc.,
6.75%, 11/15/39	60	66,479
Cimarex Energy Co.,
4.375%, 6/1/24	140	141,907
Hess Corp.,
7.30%, 8/15/31	70	81,562
NiSource, Inc.,
3.49%, 5/15/27	100	95,861
Noble Energy, Inc.,
3.85%, 1/15/28	100	95,788

		613,887

Pharmaceuticals—1.6%
Allergan Funding SCS,
3.45%, 3/15/22	220	216,492
CVS Health Corp.,
5.05%, 3/25/48	100	101,477
Express Scripts Holding Co.,
3.00%, 7/15/23	170	161,403

		479,372

Pipelines—2.2%
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	145	145,404
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	40	50,380
Enterprise Products Operating LLC, Ser. E, (converts to FRN on 8/16/27) (f),
5.25%, 8/16/77	110	102,369
Plains All American Pipeline L.P.,
2.85%, 1/31/23	350	329,427

		627,580

Semiconductors—0.3%
Broadcom Corp.,
3.125%, 1/15/25	90	83,511

Software—0.7%
Microsoft Corp.,
2.875%, 2/6/24	150	147,139
Oracle Corp.,
3.80%, 11/15/37	60	56,903

		204,042

	Principal Amount (000s)	Value*
Transportation—0.6%
CSX Corp.,
3.80%, 11/1/46	$50	$44,250
Union Pacific Corp.,
3.25%, 1/15/25	130	126,562

		170,812

Total Corporate Bonds & Notes (cost—$8,075,873)		8,026,674

ASSET-BACKED SECURITIES—19.6%

Ally Auto Receivables Trust, Series 2018-3, Class A3 (e),
3.00%, 1/17/23	377	376,974
American Express Credit Account Master Trust, 1 mo. LIBOR + 0.380%, Series 2017-5, Class A (f),
2.453%, 2/18/25	697	700,313
BA Credit Card Trust, 1 mo. LIBOR + 0.380%, Series 2014-A1, Class A (f),
2.453%, 6/15/21	601	602,008
BMW Vehicle Owner Trust, Series 2018-A, Class A4,
2.51%, 6/25/24	500	493,552
Chase Issuance Trust, Series 2016-A4, Class A4,
1.49%, 7/15/22	360	350,293
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.33%, Series 2018-A2, Class A2 (f),
2.414%, 1/21/25	500	500,941
Ford Credit Auto Owner Trust,
1.58%, 8/15/20 Series 2015-B, Class A4	242	240,844
3.16%, 10/15/23 Series 2018-A, Class A4	493	494,808
GM Financial Consumer Automobile, Series 2017-1A, Class A3 (a)(b),
1.78%, 10/18/21	500	493,770
Hyundai Auto Receivables Trust, Series 2017-B, Class A3,
1.77%, 1/18/22	493	485,125
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A4,
1.38%, 1/17/23	485	471,624
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A4,
3.11%, 11/15/23	500	501,694

Total Asset-Backed Securities (cost—$5,715,815)		5,711,946

MORTGAGE-BACKED SECURITIES—2.4%

UBS Commercial Mortgage Trust, Series 2018-C8, Class A4,
3.983%, 2/15/51	355	360,690
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5,
4.212%, 5/15/51	325	336,036

Total Mortgage-Backed Securities (cost—$700,219)		696,726

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

SOVEREIGN DEBT OBLIGATIONS—2.3%

Supranational—2.3%
European Investment Bank,
2.25%, 3/15/22	$210	$205,272
Inter-American Development Bank,
1.25%, 9/14/21	315	300,036
International Bank for Reconstruction & Development, Ser. GDIF,
1.375%, 5/24/21	180	173,147

Total Sovereign Debt Obligations (cost—$679,661)		678,455

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $281,008; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $289,379 including accrued interest (cost—$281,000)	281	281,000

Total Investments (cost—$35,992,138)—123.6%		35,957,104

Liabilities in excess of other assets (g)—(23.6)%		(6,854,657)

Net Assets—100.0%		$29,102,447

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,294,853, representing 4.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,294,853, representing 4.4% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2018.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Level 3 security.
(f)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2018.

(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	24	9/28/18	$2,400	$2,727	$(2,433)
U.S. Long Bond	3	9/19/18	300	435	2,057

					$(376)

Short position contracts:
2-Year U.S. Treasury Note	(1)	9/28/18	$(200)	$(212)	$(158)
10-Year U.S. Treasury Note	(7)	9/19/18	(700)	(841)	(4,684)
10-Year Ultra U.S. Treasury Bond	(6)	9/19/18	(600)	(770)	(6,886)

					$(11,728)

					$(12,104)

Credit default swap agreements outstanding at June 30, 2018:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Received	Unrealized Appreciation
Goldman Sachs (ICE):
CVS Health Corp.	$200	0.805%	6/20/23	(1.00)%	Quarterly	$(2,343)	$(2,492)	$149

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Recieved Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE)
Verizon Communications, Inc.	$200	0.766%	6/20/23	1.00%	Quarterly	$2,048	$2,679	$(631)

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2018 (unaudited) (continued)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2018 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	At June 30, 2018, the Fund pledged $107,102 and $500,000 in cash as collateral for futures contracts and swap contracts, respectively.

Glossary:

BBA—British Bankers’ Association

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

TBA—To Be Announced

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—34.9%

U.S. Treasury Bonds,
3.00%, 2/15/48	$1,968	$1,973,689
4.50%, 5/15/38 (d)	1,206	1,493,933
U.S. Treasury Notes,
0.75%, 9/30/18	6,598	6,579,443
2.50%, 5/31/20	170	169,947
2.75%, 5/31/23	1,984	1,985,550
2.875%, 5/15/28	1,762	1,765,441

Total U.S. Treasury Obligations (cost—$13,940,218)		13,968,003

CORPORATE BONDS & NOTES—31.9%

Aerospace & Defense—2.0%
L3 Technologies, Inc.,
3.95%, 5/28/24	345	340,834
Lockheed Martin Corp., Ser. B,
6.15%, 9/1/36	80	98,753
Northrop Grumman Corp.,
2.93%, 1/15/25	360	342,084

		781,671

Banks—7.9%
Bank of America Corp., Ser. FF, (converts to FRN on 3/15/28) (e)(g),
5.875%, 3/15/28	360	353,497
Citigroup, Inc., 3 mo. USD-LIBOR + 3.905%, Ser. P, (converts to FRN on 5/15/25) (e)(g),
5.95%, 5/15/25	350	353,500
Citizens Financial Group, Inc., Ser. B (e)(g),
6.00%, 7/6/23	140	141,400
First Maryland Capital II, 3 mo. USD-LIBOR + 0.850% (g),
3.208%, 2/1/27	560	527,800
Kreditanstalt fuer Wiederaufbau,
2.75%, 10/1/20	360	360,215
State Street Corp., 3 mo. USD-LIBOR + 1.00% (g),
3.341%, 6/15/47	590	524,731
SunTrust Capital I, 3 mo. USD-LIBOR + 0.670%, Ser. A (g),
3.01%, 5/15/27	560	528,570
Synovus Financial Corp.,
3.125%, 11/1/22	210	201,234
U.S. Bancorp, 3 mo. USD-LIBOR + 2.914%, Ser. J, (converts to FRN on 4/15/27) (e)(g),
5.30%, 4/15/27	155	154,739

		3,145,686

Biotechnology—0.4%
Amgen, Inc.,
2.60%, 8/19/26	180	162,656

Computers—0.5%
Apple, Inc.,
2.75%, 1/13/25	210	200,724

Diversified Financial Services—0.4%
High Street Funding Trust I (a)(b),
4.111%, 2/15/28	150	147,527

Electric Utilities—3.0%
Alabama Power Co.,
2.80%, 4/1/25	210	198,319
Consumers Energy Co.,
3.125%, 8/31/24	26	25,262

	Principal Amount (000s)	Value*

Duke Energy Florida LLC,
3.20%, 1/15/27	$170	$163,875
Duke Energy Progress LLC,
4.10%, 3/15/43	50	49,414
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	50	46,717
Sempra Energy,
3.55%, 6/15/24	230	225,692
Southern Co.,
3.25%, 7/1/26	120	112,868
Toledo Edison Co.,
6.15%, 5/15/37	245	301,165
Virginia Electric & Power Co., Ser. B,
3.80%, 9/15/47	80	73,691

		1,197,003

Food & Beverage—0.7%
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46	100	103,004
Diageo Capital PLC,
3.875%, 5/18/28	100	100,945
Kroger Co.,
3.875%, 10/15/46	90	74,972

		278,921

Healthcare-Products—0.5%
Becton Dickinson and Co.,
3.363%, 6/6/24	230	221,051

Healthcare-Services—0.5%
UnitedHealth Group, Inc.,
3.75%, 7/15/25	190	190,212

Insurance—2.4%
Chubb INA Holdings, Inc.,
3.35%, 5/15/24	150	148,086
Five Corners Funding Trust (a)(b),
4.419%, 11/15/23	245	252,220
Loews Corp.,
3.75%, 4/1/26	120	117,659
Massachusetts Mutual Life Insurance Co. (a)(b),
5.375%, 12/1/41	80	91,754
MetLife, Inc. (a)(b),
9.25%, 4/8/38	140	190,400
Northwestern Mutual Life Insurance Co. (a)(b),
3.85%, 9/30/47	80	73,953
Teachers Insurance & Annuity Assoc. of America (a)(b),
4.27%, 5/15/47	80	77,165

		951,237

Media—2.1%
Charter Communications Operating LLC,
4.50%, 2/1/24	480	480,152
6.384%, 10/23/35	185	193,494
NBCUniversal Enterprise, Inc. (a)(b)(e),
5.25%, 3/19/21	160	161,866

		835,512

Mining—0.3%
BHP Billiton Finance USA Ltd., 5 year Swap rate + 5.093%, (converts to FRN on 10/19/25) (a)(b)(g),
6.75%, 10/19/75	130	141,246

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Miscellaneous Manufacturing—1.2%
General Electric Co., 3 mo. USD-LIBOR-BBA + 3.330%, Ser. D, (converts to FRN on 1/21/21) (e)(g),
5.00%, 1/21/21	$505	$499,129

Oil, Gas & Consumable Fuels—2.1%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	160	151,189
Cenovus Energy, Inc.,
6.75%, 11/15/39	90	99,718
Cimarex Energy Co.,
4.375%, 6/1/24	150	152,044
Hess Corp.,
7.30%, 8/15/31	110	128,169
NiSource, Inc.,
3.49%, 5/15/27	170	162,963
Noble Energy, Inc.,
3.85%, 1/15/28	160	153,261

		847,344

Pharmaceuticals—3.8%
Allergan Funding SCS,
3.45%, 3/15/22	350	344,420
CVS Health Corp.,
5.05%, 3/25/48	130	131,920
Express Scripts Holding Co.,
3.00%, 7/15/23	360	341,794
Teva Pharmaceutical Finance IV LLC,
2.25%, 3/18/20	720	694,294

		1,512,428

Pipelines—2.5%
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	205	205,572
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	70	88,165
Enterprise Products Operating LLC, Ser. E, (converts to FRN on 8/16/27) (g),
5.25%, 8/16/77	140	130,287
Plains All American Pipeline L.P.,
2.85%, 1/31/23	450	423,549
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (e)(g)	150	141,375

		988,948

Semiconductors—0.3%
Broadcom Corp.,
3.125%, 1/15/25	150	139,185

Software—0.8%
Microsoft Corp.,
2.875%, 2/6/24	240	235,422
Oracle Corp.,
3.80%, 11/15/37	90	85,354

		320,776

Transportation—0.5%
CSX Corp.,
3.80%, 11/1/46	80	70,800
Union Pacific Corp.,
3.25%, 1/15/25	140	136,297

		207,097

Total Corporate Bonds & Notes (cost—$12,851,031)		12,768,353

	Principal Amount (000s)	Value*

U.S. GOVERNMENT AGENCY SECURITIES (c)—31.9%

Fannie Mae, MBS, TBA,
3.00%, 7/17/33, 15 Year	$785	$780,256
3.00%, 7/12/48, 30 Year	1,410	1,365,607
4.00%, 7/12/48, 30 Year	2,590	2,640,485
4.50%, 7/12/48, 30 Year	1,990	2,072,282
Ginnie Mae, MBS, TBA, 30 Year,
4.00%, 7/19/48	1,990	2,039,245
4.50%, 7/19/48	1,810	1,881,587
United States Small Business Administration, ABS
2.98%, 7/1/37 Series 2018-20, Class G1	532	519,411
3.31%, 4/1/38 Series 2018-20, Class D1	724	724,323
3.60%, 6/1/38 Series 2018-20, Class F1	722	726,578

Total U.S. Government Agency Securities (cost—$12,746,209)		12,749,774

ASSET-BACKED SECURITIES—22.4%

Ally Auto Receivables Trust, Series 2018-3, Class A3 (f),
3.00%, 1/17/23	602	601,959
American Express Credit Account Master Trust, 1 mo. LIBOR + 0.380%, Series 2017-5, Class A (g),
2.453%, 2/18/25	883	887,197
BA Credit Card Trust, 1 mo. LIBOR + 0.380%, Series 2014-A1, Class A (g),
2.453%, 6/15/21	969	970,625
BMW Vehicle Owner Trust, Series 2018-A, Class A4,
2.51%, 6/25/24	800	789,683
Chase Issuance Trust, Series 2016-A4, Class A4,
1.49%, 7/15/22	580	564,360
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2 (g),
2.414%, 1/21/25	800	801,506
Ford Credit Auto Owner Trust,
1.58%, 8/15/20 Series 2015-B, Class A4	388	386,146
3.16%, 10/15/23 Series 2018-A, Class A4	798	800,927
GM Financial Consumer Automobile, Series 2017-1A, Class A3 (a)(b),
1.78%, 10/18/21	800	790,033
Hyundai Auto Receivables Trust, Series 2017-B, Class A3,
1.77%, 1/18/22	794	781,316
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A4,
1.38%, 1/17/23	776	754,599
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A4,
3.11%, 11/15/23	800	802,710

Total Asset-Backed Securities (cost—$8,937,431)		8,931,061

MORTGAGE-BACKED SECURITIES—2.4%

UBS Commercial Mortgage Trust, Series 2018-C8,
3.983%, 2/15/51	566	575,072

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Wells Fargo Commercial Mortgage Trust, Series 2018-C44,
4.212%, 5/15/51	$360	$372,225

Total Mortgage-Backed Securities (cost—$953,006)		947,297

SOVEREIGN DEBT OBLIGATIONS—1.9%

Supranational—1.9%
European Investment Bank,
2.25%, 3/15/22	230	224,821
Inter-American Development Bank,
1.25%, 9/14/21	260	247,649
International Bank for Reconstruction & Development, Ser. GDIF,
1.375%, 5/24/21	290	278,959

Total Sovereign Debt Obligations (cost—$753,144)		751,429

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $136,004; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $139,867 including accrued interest (cost—$136,000)	136	136,000

Total Investments (cost—$50,317,039)—125.7%		50,251,917

Liabilities in excess of other assets (h)—(25.7)%		(10,262,589)

Net Assets—100.0%		$39,989,328

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,124,070, representing 5.3% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,124,070, representing 5.3% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2018.
(d)	All or partial amount segregated for the benefit of the counterparty as collateral for swap agreements.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2018.

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	27	9/28/18	$2,700	$3,068	$(5,882)
U.S. Long Bond	5	9/19/18	500	725	3,428

					$(2,454)

Short position contracts:
10-Year U.S. Treasury Note	(11)	9/19/18	(1,100)	$(1,322)	$(7,629)
10-Year Ultra U.S. Treasury Bond	(10)	9/19/18	(1,000)	(1,282)	(11,550)
2-Year U.S. Treasury Note	(2)	9/28/18	(400)	(424)	(316)

					$(19,495)

					$(21,949)

Credit default swap agreements outstanding at June 30, 2018:

Centrally cleared buy protection swap agreements(1):

Broker Exchange/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Received	Unrealized Appreciation
Goldman Sachs (ICE):
CDX.NA.HY.30 Index	$755	0.766%	6/20/23	(5.00)%	Quarterly	$(44,636)	$(46,886)	$2,250
Goldman Sachs (ICE):
Verizon Communications Inc.	300	0.766%	6/20/23	(1.00)%	Quarterly	(3,514)	(3,738)	224

						$(48,150)	$(50,624)	$2,474

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2018 (unaudited) (continued)

Centrally cleared sell protection swap agreements(2):

Broker Exchange/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
CVS Health Corporation	$300	0.805%	6/20/23	1.00%	Quarterly	$3,072	$4,019	$(947)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2018 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	At June 30, 2018, the Fund pledged $186,641 in cash as collateral for futures contracts.

Glossary:

CDX—Credit Derivatives Index

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

TBA—To Be Announced

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Brazil—2.1%
Ambev S.A.	58,300	$270,460
Banco Santander Brasil S.A. ADR	15,385	115,387
Estacio Participacoes S.A.	37,800	237,777
Porto Seguro S.A.	23,000	241,409
Tim Participacoes S.A.	46,500	158,129

		1,023,162

China—34.4%
Air China Ltd., Class H	292,000	280,731
Alibaba Group Holding Ltd. ADR (e)	11,225	2,082,574
Autohome, Inc. ADR	5,080	513,080
Baidu, Inc. ADR (e)	1,490	362,070
China Life Insurance Co., Ltd., Class H	216,000	554,146
China Merchants Bank Co., Ltd., Class H	437,500	1,609,304
China Southern Airlines Co., Ltd., Class H	318,000	249,187
China Vanke Co., Ltd., Class H	331,200	1,155,053
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	100,000	440,030
Heilan Home Co., Ltd., Class A	188,700	361,402
Hengan International Group Co., Ltd.	88,500	848,878
Luye Pharma Group Ltd.	363,000	370,901
New Oriental Education & Technology Group, Inc. ADR	2,640	249,902
Ping An Insurance Group Co. of China Ltd., Class H	245,000	2,243,630
Tencent Holdings Ltd.	102,100	5,126,990
Wuxi Biologics Cayman, Inc. (a)(e)	7,500	83,199
Zhongsheng Group Holdings Ltd.	142,000	425,149

		16,956,226

Greece—0.2%
OPAP S.A.	9,262	104,428

Hong Kong—3.5%
Galaxy Entertainment Group Ltd.	72,000	555,008
Melco Resorts & Entertainment Ltd. ADR	40,805	1,142,540

		1,697,548

India—6.0%
HDFC Bank Ltd. ADR	17,365	1,823,672
Hindustan Unilever Ltd.	23,928	571,362
Housing Development Finance Corp., Ltd.	19,497	543,276

		2,938,310

Japan—3.5%
Astellas Pharma, Inc.	7,200	109,574
Shiseido Co., Ltd.	8,400	666,590
Suzuki Motor Corp.	12,800	705,384
Terumo Corp.	4,600	263,340

		1,744,888

Korea (Republic of)—12.8%
Fila Korea Ltd.	5,562	167,350
Hotel Shilla Co., Ltd.	2,324	257,419
KB Financial Group, Inc.	19,199	903,730
LG Electronics, Inc.	11,906	886,464
LOTTE Himart Co., Ltd.	3,886	274,988
Samsung Electronics Co., Ltd.	90,368	3,785,476

		6,275,427

	Shares	Value*

Malaysia—3.4%
AirAsia Group Bhd.	109,600	$81,233
Public Bank Bhd.	225,200	1,302,762
Top Glove Corp. Bhd.	91,900	275,555

		1,659,550

Russian Federation—2.7%
Mail.Ru Group Ltd. GDR (e)	4,299	124,671
Mobile TeleSystems PJSC ADR	138,475	1,222,734

		1,347,405

South Africa—0.6%
Astral Foods Ltd.	13,362	278,033

Taiwan—12.3%
Cathay Financial Holding Co., Ltd.	1,234,000	2,173,570
Chlitina Holding Ltd.	51,000	495,873
CTBC Financial Holding Co., Ltd.	2,649,000	1,903,353
First Financial Holding Co., Ltd.	1,097,140	740,752
Grape King Bio Ltd.	18,000	135,636
Shin Kong Financial Holding Co., Ltd.	1,635,000	628,904

		6,078,088

Thailand—5.1%
Advanced Info Service PCL (c)(d)	204,500	1,141,309
Bangkok Dusit Medical Services PCL (c)(d)	348,800	262,877
Home Product Center PCL (c)(d)	827,000	334,898
Land & Houses PCL (c)(d)	585,500	199,703
Thanachart Capital PCL (c)(d)	276,900	390,744
Tisco Financial Group PCL (c)(d)	71,700	181,620

		2,511,151

Turkey—1.2%
Turk Hava Yollari AO (e)	140,947	415,686
Turkiye Garanti Bankasi AS	106,657	194,559

		610,245

United States—10.4%
Copa Holdings S.A., Class A	6,705	634,427
Lear Corp.	2,015	374,407
Mastercard, Inc., Class A	7,985	1,569,212
McDonald’s Corp.	1,720	269,507
Ralph Lauren Corp.	1,800	226,296
Thermo Fisher Scientific, Inc.	2,070	428,780
Visa, Inc., Class A	3,800	503,310
Western Union Co.	54,200	1,101,886

		5,107,825

Total Common Stock (cost—$44,720,329)		48,332,286

PREFERRED STOCK—0.4%

Brazil—0.4%
Itau Unibanco Holding S.A. (cost—$277,951)	20,600	214,411

Total Investments (cost—$44,998,280) (b)—98.6%		48,546,697

Other assets less liabilities—1.4%		694,997

Net Assets—100.0%		$49,241,694

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2018 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $83,199, representing 0.2% of net assets.

(b)	Securities with an aggregate value of $31,890,872, representing 64.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $2,511,151, representing 5.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	19.0%
Internet Software & Services	16.7%
Insurance	11.9%
Technology Hardware, Storage & Peripherals	7.7%
IT Services	6.4%
Wireless Telecommunication Services	5.1%
Personal Products	4.4%
Hotels, Restaurants & Leisure	4.2%
Airlines	3.4%
Real Estate Management & Development	2.8%
Specialty Retail	2.6%
Pharmaceuticals	1.9%
Household Durables	1.8%
Textiles, Apparel & Luxury Goods	1.5%
Automobiles	1.4%
Household Products	1.2%
Thrifts & Mortgage Finance	1.1%
Healthcare Equipment & Supplies	1.1%
Life Sciences Tools & Services	1.0%
Diversified Consumer Services	1.0%
Auto Components	0.8%
Food Products	0.6%
Beverages	0.5%
Healthcare Providers & Services	0.5%
Other assets less liabilities	1.4%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)		Value*

SOVEREIGN DEBT OBLIGATIONS—55.4%

Angola—2.8%
Angolan Government International Bond,
8.25%, 5/9/28 (a)(b)		$200	$200,664
9.50%, 11/12/25		300	327,828

			528,492

Argentina—1.6%
Argentina POM Politica Monetaria (d),
40.00%, 6/21/20	ARS	1,400	49,188
Provincia de Buenos Aires, BADLAR + 3.830% (d),
35.19%, 5/31/22		6,000	177,874
Provincia de Mendoza Argentina, BADLAR + 4.375% (d),
36.064%, 6/9/21		2,400	75,920

			302,982

Belarus—1.0%
Republic of Belarus International Bond (a)(b),
6.20%, 2/28/30		$200	189,561

Brazil—4.6%
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/19, Ser. F	BRL	1,000	261,956
10.00%, 1/1/21, Ser. F		1,000	262,194
Brazilian Government International Bond,
5.625%, 2/21/47		$400	342,319

			866,469

Cameroon—1.1%
Republic of Cameroon International Bond (a)(b),
9.50%, 11/19/25		200	211,117

Colombia—2.6%
Colombia Government International Bond,
3.875%, 4/25/27		300	290,875
5.00%, 6/15/45		200	196,729

			487,604

Ecuador—2.8%
Ecuador Government International Bond (a)(b),
7.875%, 1/23/28		200	168,267
8.875%, 10/23/27		400	356,925

			525,192

Egypt—1.1%
Egypt Government International Bond (a)(b),
6.125%, 1/31/22		200	196,770

Ghana—1.3%
Ghana Government International Bond (a)(b),
8.627%, 6/16/49		250	244,063

Guatemala—0.8%
Guatemala Government Bond (a)(b),
4.50%, 5/3/26		150	143,794

Honduras—0.8%
Honduras Government International Bond (a)(b),
6.25%, 1/19/27		150	151,481

	Principal Amount (000s)		Value*

Hungary—3.3%
Hungary Government Bond,
1.75%, 10/26/22	HUF	78,000	$270,510
Hungary Government International Bond,
5.375%, 3/25/24		$200	212,953
7.625%, 3/29/41		100	137,149

			620,612

Indonesia—3.4%
Indonesia Government International Bond (a)(b),
4.625%, 4/15/43		300	278,810
Indonesia Treasury Bond,
7.875%, 4/15/19	IDR	5,000,000	350,251

			629,061

Jordan—2.0%
Jordan Government International Bond,
5.75%, 1/31/27		$400	372,570

Kenya—1.0%
Kenya Government International Bond (a)(b),
8.25%, 2/28/48		200	187,596

Lebanon—0.8%
Lebanon Government International Bond,
6.20%, 2/26/25		190	151,447

Mexico—3.0%
Mexico Government International Bond,
3.60%, 1/30/25		200	193,600
4.60%, 1/23/46		400	368,527

			562,127

Mongolia—1.0%
Mongolia Government International Bond (a)(b),
5.625%, 5/1/23		200	189,245

Nigeria—1.0%
Nigeria Government International Bond (a)(b),
7.625%, 11/28/47		200	183,057

Panama—1.3%
Panama Government International Bond,
3.75%, 3/16/25		250	247,837

Paraguay—1.1%
Paraguay Government International Bond,
5.00%, 4/15/26		200	202,475

Peru—2.6%
Peruvian Government International Bond,
4.125%, 8/25/27		300	307,569
5.625%, 11/18/50		150	173,204

			480,773

Poland—1.6%
Republic of Poland Government Bond,
1.75%, 7/25/21	PLN	500	132,649
2.00%, 4/25/21		600	160,762

			293,411

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)		Value*

Romania—0.6%
Romanian Government International Bond,
6.125%, 1/22/44		$100	$112,522

Russian Federation—2.1%
Russian Federation Bond (a)(b),
4.25%, 6/23/27		400	386,577

Senegal—1.0%
Senegal Government International Bond (a)(b),
6.25%, 5/23/33		200	178,112

South Africa—1.8%
Republic of South Africa Government Bond,
6.75%, 3/31/21	ZAR	2,200	156,174
Republic of South Africa Government International Bond,
4.85%, 9/27/27		$200	189,367

			345,541

Sri Lanka—1.0%
Sri Lanka Government International Bond (a)(b),
6.20%, 5/11/27		200	183,126

Trinidad And Tobago—1.5%
Trinidad & Tobago Government International Bond (a)(b),
4.50%, 8/4/26		300	290,225

Tunisia—0.9%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25		200	176,921

Ukraine—1.0%
Ukraine Government International Bond (a)(b),
7.75%, 9/1/23		200	193,011

Uruguay—2.9%
Uruguay Government International Bond,
4.375%, 10/27/27		200	203,125
5.10%, 6/18/50		200	197,445
8.50%, 3/15/28 (a)(b)	UYU	5,000	137,277

			537,847

Total Sovereign Debt Obligations (cost—$11,286,715)			10,371,618

CORPORATE BONDS & NOTES—41.2%

Argentina—1.2%
Banco Hipotecario S.A., BADLAR + 4.000% (a)(b)(d),
36.563%, 11/7/22	ARS	2,400	73,431
Banco Supervielle S.A., BADLAR + 4.500% (a)(b)(d),
28.833%, 8/9/20		4,500	155,987

			229,418

Brazil—2.2%
Banco do Brasil S.A., (converts to FRN on 4/15/24) (c)(d),
6.25%, 10/29/49		$300	235,875

	Principal Amount (000s)	Value*

Minerva Luxembourg S.A.,
5.875%, 1/19/28	$200	$175,350

		411,225

Chile—1.5%
Corp. Nacional del Cobre de Chile,
3.625%, 8/1/27	300	286,478

China—7.1%
China SCE Property Holdings Ltd.,
5.875%, 3/10/22	200	180,542
Health and Happiness H&H International Holdings Ltd.,
7.25%, 6/21/21	200	200,351

Modern Land China Co., Ltd.,
6.875%, 10/20/19	200	192,491
Overseas Chinese Town Asia Holdings Ltd., (converts to FRN on 10/10/20) (c)(d),
4.30%, 12/31/99	200	192,387
Postal Savings Bank of China Co., Ltd., (converts to FRN on 9/27/22) (c)(d),
4.50%, 12/31/99	200	185,891
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 4/28/25	200	190,332
State Grid Overseas Investment 2016 Ltd. (a)(b),
2.875%, 5/18/26	200	184,687

		1,326,681

Congo, The Democratic Republic—1.0%
HTA Group Ltd.,
9.125%, 3/8/22	200	192,500

Costa Rica—1.6%
Banco de Costa Rica,
5.25%, 8/12/18	300	300,360

Dominican Republic—1.7%
AES Andres BV,
7.95%, 5/11/26	300	310,500

El Salvador—1.2%
AES El Salvador Trust II,
6.75%, 3/28/23	250	232,425

Hong Kong—3.7%
Chinalco Capital Holdings Ltd.,
4.00%, 8/25/21	200	189,448
CK Hutchison Capital Securities 17 Ltd., (converts to FRN on 5/12/22) (a)(b)(c)(d),
4.00%, 5/12/22	300	288,917
PCCW Capital No 4 Ltd.,
5.75%, 4/17/22	200	211,420

		689,785

India—3.1%
Export-Import Bank of India,
4.00%, 1/14/23	200	198,704
ONGC Videsh Vankorneft Pte. Ltd.,
2.875%, 1/27/22	200	191,445
State Bank Of India,
3.25%, 1/24/22	200	194,802

		584,951

Indonesia—1.0%
ABM Investama Tbk PT,
7.125%, 8/1/22	200	179,429

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Kazakhstan—2.7%
KazMunayGas National Co. JSC (a)(b),
5.75%, 4/19/47	$350	$335,125
Nostrum Oil & Gas Finance BV (a)(b),
7.00%, 2/16/25	200	175,500

		510,625

Mexico—1.0%
Petroleos Mexicanos,
6.35%, 2/12/48	200	181,110

Nigeria—2.4%
First Bank of Nigeria Ltd. via FBN Finance Co. BV, (converts to FRN on 7/23/19) (a)(b)(d),
8.00%, 7/23/21	251	248,312
IHS Netherlands Holdco BV,
9.50%, 10/27/21	200	193,210

		441,522

Russian Federation—3.7%
Gazprom OAO via Gaz Capital S.A. (a)(b),
4.95%, 3/23/27	200	193,620
Global Ports Finance PLC (a)(b),
6.50%, 9/22/23	200	201,020
Lukoil International Finance BV (a)(b),
4.75%, 11/2/26	300	297,465

		692,105

Singapore—1.0%
Parkway Pantai Ltd., (converts to FRN on 7/27/22) (c)(d),
4.25%, 12/31/99	200	188,207

South Africa—1.1%
MTN Mauritius Investment Ltd.,
6.50%, 10/13/26	200	200,567

Turkey—3.0%
Akbank Turk AS, (converts to FRN on 4/27/23) (a)(b)(d),
6.797%, 4/27/28	200	173,169
Finansbank AS (a)(b),
4.875%, 5/19/22	200	187,508
Global Liman Isletmeleri,
8.125%, 11/14/21	200	195,452

		556,129

Ukraine—1.0%
Metinvest BV (a)(b),
7.75%, 4/23/23	200	188,110

Total Corporate Bonds & Notes (cost—$8,244,846)		7,702,127

Repurchase Agreements—10.1%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,886,055; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,924,371 including accrued interest (cost—$1,886,000)	1,886	1,886,000

Total Investments (cost—$21,417,561)—106.7%		19,959,745

Liabilities in excess of other assets—(6.7)%		(1,254,005)

Net Assets—100.0%		$18,705,740

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,772,529, representing 36.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,772,529, representing 36.2% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2018.

Glossary:

ARS—Argentine Peso

BADLAR—Buenos Aires Deposits of Large Amount Rate

BRL—Brazilian Real

FRN—Floating Rate Note

HUF—Hungarian Forint

IDR—Indonesian Rupiah

MTN—Medium Term Note

PLN—Polish Zloty

UYU—Uruguayan Peso

ZAR—South African Rand

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	55.4%
Banks	10.4%
Oil, Gas & Consumable Fuels	8.4%
Telecommunications	4.3%
Electric Utilities	3.9%
Real Estate	3.0%
Mining	2.5%
Holding Companies-Diversified	2.5%
Commercial Services	2.2%
Food Products	1.1%
Healthcare-Services	1.0%
Iron/Steel	1.0%
Food & Beverage	0.9%
Repurchase Agreements	10.1%
Liabilities in excess of other assets	(6.7)%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—96.0%

Brazil—1.8%
Fibria Celulose S.A.	5,800	$108,600
Via Varejo S.A. UNIT	15,600	74,906

		183,506

China—15.9%
Anton Oilfield Services Group (d)	444,000	63,654
Beijing Capital Land Ltd., Class H	270,000	115,930
China Lesso Group Holdings Ltd.	64,000	40,514
China Lilang Ltd.	27,000	38,693
China Meidong Auto Holdings Ltd.	90,000	40,654
Consun Pharmaceutical Group Ltd.	67,000	62,494
Fang Holdings Ltd. ADR (d)	8,700	33,756
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	64,000	281,619
Jiangsu Expressway Co., Ltd., Class H	60,000	71,447
Lee & Man Paper Manufacturing Ltd.	156,000	157,385
Powerlong Real Estate Holdings Ltd.	55,000	29,610
Tianjin Development Holdings Ltd.	86,000	35,742
Tianjin Zhongxin Pharmaceutical Group Corp., Ltd.	26,400	27,658
Towngas China Co., Ltd. (d)	322,000	311,578
West China Cement Ltd.	734,000	116,793
Yuexiu Property Co., Ltd.	300,000	57,125
Yuexiu Real Estate Investment Trust REIT	77,000	51,696
Zhongsheng Group Holdings Ltd.	40,500	121,257

		1,657,605

Czech Republic—0.7%
Philip Morris CR AS	80	54,929
Unipetrol AS	1,340	22,663

		77,592

Greece—3.0%
Hellenic Petroleum S.A.	2,580	21,526
Intralot SA-Integrated Lottery Systems & Services (d)	22,550	25,931
Motor Oil Hellas Corinth Refineries S.A.	7,849	157,656
Mytilineos Holdings S.A.	1,970	19,719
OPAP S.A.	7,302	82,330

		307,162

Hong Kong—4.9%
Hopewell Holdings Ltd.	8,000	27,395
Johnson Electric Holdings Ltd.	34,500	100,470
K Wah International Holdings Ltd.	246,000	141,379
Luk Fook Holdings International Ltd.	45,000	185,885
Xinyi Glass Holdings Ltd.	44,000	53,370

		508,499

India—12.0%
Bajaj Holdings & Investment Ltd.	781	32,843
Jindal Saw Ltd.	11,265	13,083
Jubilant Foodworks Ltd. (d)	6,746	136,908
Mphasis Ltd.	20,171	317,939
NIIT Technologies Ltd.	6,952	112,143
Phillips Carbon Black Ltd.	60,835	193,536
SJVN Ltd.	54,703	23,308
Tata Sponge Iron Ltd.	6,589	91,628
WNS Holdings Ltd. ADR (d)	6,200	323,516

		1,244,904

Indonesia—0.7%
Indo Tambangraya Megah Tbk PT	45,500	70,968

Korea (Republic of)—17.7%
Caregen Co., Ltd.	394	28,419
DGB Financial Group, Inc.	3,268	30,056
Dong-A ST Co., Ltd.	1,042	81,908
Dongwon Development Co., Ltd.	8,036	28,157
F&F Co., Ltd.	3,294	241,294
Fila Korea Ltd.	8,527	256,561
Hana Tour Service, Inc.	445	34,862

	Shares	Value*

Hotel Shilla Co., Ltd.	290	$32,122
Jeju Air Co., Ltd.	2,489	93,619
LF Corp.	5,485	138,298
LOTTE Fine Chemical Co., Ltd.	3,541	206,377
LOTTE Himart Co., Ltd.	3,856	272,865
Macquarie Korea Infrastructure Fund	12,796	102,873
OCI Co., Ltd.	455	42,096
Samchully Co., Ltd.	403	40,512
Seah Besteel Corp.	1,827	35,155
Unid Co., Ltd.	955	44,558
WONIK IPS Co., Ltd.	858	21,610
YeaRimDang Publishing Co., Ltd. (d)	8,801	110,489

		1,841,831

Malaysia—5.2%
AirAsia Group Bhd.	66,700	49,436
Hong Leong Financial Group Bhd.	5,800	25,845
Malaysia Airports Holdings Bhd.	41,000	89,317
Padini Holdings Bhd.	21,600	31,923
Supermax Corp. Bhd.	39,000	40,243
Top Glove Corp. Bhd.	101,400	304,040

		540,804

Mexico—0.5%
Qualitas Controladora S.A.B. de C.V.	19,900	49,068

Peru—0.2%
Alicorp SAA	7,300	24,563

Poland—0.5%
Energa S.A.	21,868	52,022

Russian Federation—1.6%
Magnitogorsk Iron & Steel Works PJSC GDR	11,141	98,486
PIK Group PJSC (b)(c)(d)	7,478	39,841
Unipro PJSC (b)(c)(d)	502,000	23,278

		161,605

South Africa—3.5%
AECI Ltd.	9,421	72,628
Astral Foods Ltd.	11,999	249,672
Omnia Holdings Ltd.	4,034	38,956

		361,256

Taiwan—15.8%
Aten International Co., Ltd.	19,000	55,108
Bioteque Corp.	38,000	131,873
Cheng Loong Corp.	82,000	46,097
Chipbond Technology Corp.	132,000	273,118
Darfon Electronics Corp.	22,000	58,319
Elan Microelectronics Corp.	33,000	56,275
Eva Airways Corp.	116,000	56,071
Farglory Land Development Co., Ltd.	18,000	19,120
Feng Hsin Iron & Steel Co., Ltd.	11,000	21,096
Formosa Advanced Technologies Co., Ltd.	31,000	38,283
Gigabyte Technology Co., Ltd.	35,000	77,233
Grand Pacific Petrochemical	280,000	268,631
Greatek Electronics, Inc.	24,000	42,511
Huaku Development Co., Ltd.	22,000	47,772
ITE Technology, Inc.	41,000	49,958
Radiant Opto-Electronics Corp.	31,000	61,930
Shinkong Synthetic Fibers Corp.	74,000	28,491
Sinmag Equipment Corp.	4,000	20,008
Syncmold Enterprise Corp.	59,000	120,878
Taishin Financial Holding Co., Ltd.	257,000	121,282
Transcend Information, Inc.	10,000	27,732
Tripod Technology Corp.	9,000	24,716

		1,646,502

Thailand—7.2%
Bangchak Corp., PCL NVDR	26,900	25,961
Erawan Group PCL (b)(c)	107,500	20,435
Home Product Center PCL (b)(c)	539,400	218,433
KGI Securities Thailand PCL (b)(c)	281,700	32,429

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Quality Houses PCL (b)(c)	2,801,700	$260,066
Thanachart Capital PCL (b)(c)	139,100	196,289

		753,613

Turkey—4.5%
Anadolu Cam Sanayii AS	55,195	34,592
Is Gayrimenkul Yatirim Ortakligi AS REIT	354,582	76,493
Tekfen Holding AS	31,626	119,334
Trakya Cam Sanayii AS	204,423	184,919
Turk Hava Yollari AO (d)	16,740	49,370

		464,708

United Arab Emirates—0.3%
RAK Properties PJSC	197,158	34,352

Total Common Stock (cost—$9,193,259)		9,980,560

PREFERRED STOCK—3.0%

Brazil—0.6%
Cia Ferro Ligas da Bahia—FERBASA	13,000	61,046

Russian Federation—2.4%
Surgutneftegas OJSC (b)(c)	504,659	252,330

Total Preferred Stock (cost—$308,754)		313,376

Total Investments (cost—$9,502,013) (a)—99.0%		10,293,936

Other assets less liabilities—1.0%		104,418

Net Assets—100.0%		$10,398,354

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $7,740,561, representing 74.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $1,043,101, representing 10.0% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Specialty Retail	9.4%
Chemicals	8.8%
Textiles, Apparel & Luxury Goods	6.5%
IT Services	6.2%
Semiconductors & Semiconductor Equipment	5.5%
Oil, Gas & Consumable Fuels	5.1%
Pharmaceuticals	4.6%
Healthcare Equipment & Supplies	4.6%
Real Estate Management & Development	4.6%
Banks	3.6%
Gas Utilities	3.4%
Hotels, Restaurants & Leisure	2.9%
Food Products	2.6%
Paper & Forest Products	2.6%
Home Builders	2.5%
Metals & Mining	2.5%
Airlines	2.4%
Building Products	2.2%
Technology Hardware, Storage & Peripherals	1.8%
Transportation Infrastructure	1.5%
Machinery	1.4%
Capital Markets	1.3%
Equity Real Estate Investment Trusts (REITs)	1.2%
Construction & Engineering	1.1%
Construction Materials	1.1%
Software	1.1%
Media	1.1%
Electrical Equipment	1.0%
Containers & Packaging	0.8%
Electric Utilities	0.7%
Energy Equipment & Services	0.6%
Iron/Steel	0.6%
Tobacco	0.5%
Auto Components	0.5%
Insurance	0.5%
Industrial Conglomerates	0.5%
Household Durables	0.4%
Multi-Utilities	0.3%
Internet Software & Services	0.3%
Diversified Financial Services	0.3%
Electronic Equipment, Instruments & Components	0.2%
Independent Power Producers & Energy Traders	0.2%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Finland—2.3%
Fortum Oyj	7,400	$176,261

France—18.3%
AXA S.A.	1,970	48,134
Coface S.A.	1,470	16,298
Eutelsat Communications S.A.	1,090	22,558
Klepierre S.A. REIT	3,115	117,040
Sanofi	2,060	165,335
SCOR SE	8,295	306,758
SES S.A.	9,224	168,612
Total S.A.	4,650	282,375
Unibail-Rodamco-Westfield	1,182	260,263

		1,387,373

Germany—10.8%
Daimler AG	2,900	185,766
Deutsche Telekom AG (c)	2,040	31,527
Evonik Industries AG	1,120	38,319
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,810	380,540
ProSiebenSat.1 Media SE	3,500	88,567
Telefonica Deutschland Holding AG	23,530	92,566

		817,285

Italy—9.2%
Atlantia SpA	4,190	123,530
Enel SpA	44,840	248,467
Eni SpA	17,700	328,182

		700,179

Netherlands—9.8%
ABN AMRO Group NV (a)	5,115	132,283
ING Groep NV	16,960	243,453
Koninklijke KPN NV	103,320	280,945
PostNL NV	22,290	83,531

		740,212

Norway—3.1%
Telenor ASA	11,350	232,454

Spain—8.9%
Banco Santander S.A.	16,840	90,001
Cia de Distribucion Integral Logista Holdings S.A.	9,990	257,826
Ferrovial S.A.	8,701	178,045
Iberdrola S.A.	19,302	148,852

		674,724

Switzerland—3.6%
Swiss Re AG	3,093	270,046

United Kingdom—33.5%
Ashmore Group PLC	20,964	102,782
BHP Billiton PLC	7,530	168,991
BP PLC	41,930	319,025
British American Tobacco PLC	2,680	135,001
BT Group PLC	69,110	198,259
GlaxoSmithKline PLC	10,960	220,964
IG Group Holdings PLC	9,649	109,411
Imperial Brands PLC	6,760	251,054
ITV PLC	97,480	222,863
Lloyds Banking Group PLC	172,110	142,802
Royal Dutch Shell PLC, Class A	10,690	370,990
Tate & Lyle PLC	11,590	98,635
TUI AG	4,750	103,972
Vodafone Group PLC	39,090	94,687

		2,539,436

Total Investments (cost—$7,450,331) (b)—99.5%		7,537,970

Other assets less liabilities—0.5%		41,202

Net Assets—100.0%		$7,579,172

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $132,283, representing 1.7% of net assets.

(b)	Securities with an aggregate value of $7,277,707, representing 96.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	17.2%
Insurance	13.5%
Diversified Telecommunication Services	11.0%
Banks	8.0%
Electric Utilities	7.6%
Media	6.6%
Pharmaceuticals	5.1%
Tobacco	5.1%
Equity Real Estate Investment Trusts (REITs)	5.0%
Air Freight & Logistics	4.5%
Capital Markets	2.8%
Automobiles	2.5%
Construction & Engineering	2.3%
Metals & Mining	2.2%
Transportation Infrastructure	1.6%
Hotels, Restaurants & Leisure	1.4%
Food Products	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	0.5%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—58.2%

Australia—0.4%
Abacus Property Group REIT	24,925	$69,565
BlueScope Steel Ltd.	11,262	143,732
Breville Group Ltd.	1,323	11,367
Brickworks Ltd.	2,992	34,585
Cochlear Ltd.	621	91,940
Elders Ltd.	7,988	50,007
Metcash Ltd.	47,137	90,915
Qantas Airways Ltd.	29,605	134,809
Regis Resources Ltd.	15,795	60,152
Rio Tinto Ltd.	2,313	142,909
St. Barbara Ltd.	16,786	60,365
Stockland REIT	800	2,351
Vicinity Centres REIT	1,738	3,333
Wesfarmers Ltd.	3,708	135,291

		1,031,321

Austria—0.3%
Austria Technologie & Systemtechnik AG	1,363	25,177
Erste Group Bank AG (g)	7,041	293,539
EVN AG	4,031	75,158
Flughafen Wien AG	322	11,989
OMV AG	2,555	144,505
POLYTEC Holding AG	2,054	29,408
Raiffeisen Bank International AG	2,232	68,387
S IMMO AG	2,128	41,550
Telekom Austria AG (g)	3,344	27,882

		717,595

Belgium—0.0%
Elia System Operator S.A.	629	39,099
Recticel S.A.	3,249	36,852

		75,951

Brazil—0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	40,261
Fibria Celulose S.A.	7,700	144,176
MRV Engenharia e Participacoes S.A.	15,600	48,461
Qualicorp Consultoria e Corretora de Seguros S.A.	10,500	50,011
Smiles Fidelidade S.A.	1,200	16,100
Suzano Papel e Celulose S.A.	14,900	172,884
Vale S.A.	20,745	265,431

		737,324

Canada—2.5%
Aecon Group, Inc.	489	5,751
AGF Management Ltd., Class B	7,791	41,247
Agnico Eagle Mines Ltd.	3,654	167,517
Artis Real Estate Investment Trust REIT	523	5,215
BCE, Inc.	4,005	162,192
Bonavista Energy Corp.	3,032	3,436
BRP, Inc.	3,750	180,790
Canadian Apartment Properties REIT	2,410	78,149
Canadian Imperial Bank of Commerce	5,011	435,902
Canadian Natural Resources Ltd.	7,645	275,933
Canadian Tire Corp., Ltd., Class A	1,319	172,168
Canfor Pulp Products, Inc.	534	10,244
Cascades, Inc.	2,172	19,446
Chorus Aviation, Inc.	4,609	24,681
Cogeco Communications, Inc.	3,365	166,682
Colliers International Group, Inc.	986	75,016
Constellation Software, Inc.	72	55,838
Corus Entertainment, Inc., Class B	13,997	52,809
Crescent Point Energy Corp.	346	2,543
Dollarama, Inc.	2,418	93,729
Dream Global Real Estate Investment Trust REIT	10,906	119,127
Dream Industrial Real Estate Investment Trust REIT	5,600	43,960

	Shares	Value*

ECN Capital Corp.	1,240	$3,330
Exchange Income Corp.	3,541	86,299
Fairfax Financial Holdings Ltd.	357	200,044
Fortis, Inc.	3,373	107,811
Genworth MI Canada, Inc.	2,539	82,622
George Weston Ltd.	2,066	168,561
Husky Energy, Inc.	5,892	91,832
Industrial Alliance Insurance & Financial Services, Inc.	3,160	121,987
Intact Financial Corp.	483	34,260
Killam Apartment REIT	7,135	81,301
Laurentian Bank of Canada	3,533	120,557
Linamar Corp.	2,171	95,467
Loblaw Cos., Ltd.	5,064	260,394
Magna International, Inc.	1,835	106,724
Manulife Financial Corp.	12,912	231,987
Martinrea International, Inc.	7,956	85,330
Methanex Corp.	1,380	97,581
National Bank of Canada	3,759	180,480
Northview Apartment Real Estate Investment Trust REIT	3,393	67,826
NorthWest Healthcare Properties Real Estate Investment Trust REIT	9,038	77,617
Power Corp. of Canada	7,169	160,541
Raging River Exploration, Inc. (g)	990	4,292
Restaurant Brands International, Inc.	3,557	214,487
Royal Bank of Canada	5,493	413,610
Saputo, Inc.	2,237	74,275
Teck Resources Ltd., Class B	4,348	110,763
TMX Group Ltd.	4,724	309,675
Toronto-Dominion Bank	6,382	369,381
TransCanada Corp.	5,006	216,591
Transcontinental, Inc., Class A	13,487	313,207
Valener, Inc.	739	11,366
West Fraser Timber Co., Ltd.	1,158	79,707

		6,772,280

China—2.7%
AAC Technologies Holdings, Inc.	3,400	47,747
Agile Group Holdings Ltd.	35,091	59,705
Agricultural Bank of China Ltd., Class H	203,000	94,746
Alibaba Group Holding Ltd. ADR (g)	4,077	756,406
Anhui Conch Cement Co., Ltd., Class H	15,500	88,395
Bank of China Ltd., Class H	606,000	300,530
Bank of Communications Co., Ltd., Class H	117,039	89,577
Beijing Enterprises Holdings Ltd.	23,500	114,100
BOC Aviation Ltd. (b)	32,000	198,577
BYD Electronic International Co., Ltd.	41,818	56,934
China CITIC Bank Corp., Ltd., Class H	218,000	136,152
China Construction Bank Corp., Class H	569,064	520,717
China Dongxiang Group Co., Ltd.	43,117	7,912
China Everbright Greentech Ltd. (b)	35,000	36,493
China Evergrande Group (g)	15,483	39,311
China Huarong Asset Management Co., Ltd., Class H (b)	804,000	231,772
China Lumena New Materials Corp. (e)(f)(g)	1,772	34
China Mobile Ltd.	27,500	244,006
China Petroleum & Chemical Corp., Class H	223,800	200,327
China Southern Airlines Co., Ltd., Class H	57,154	44,786
China Water Affairs Group Ltd.	64,000	66,668
China Yuchai International Ltd.	3,015	65,425
China Zhongwang Holdings Ltd.	114,800	60,641
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	3,851
CITIC Ltd.	64,000	90,031

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Country Garden Holdings Co., Ltd.	45,000	$78,885
Country Garden Services Holdings Co., Ltd. (g)	5,172	6,632
CSPC Pharmaceutical Group Ltd.	32,000	96,090
EVA Precision Industrial Holdings Ltd.	20,236	2,313
Fosun International Ltd.	30,000	56,190
Guangzhou Automobile Group Co., Ltd., Class H	88,809	86,403
Guangzhou R&F Properties Co., Ltd., Class H	2,881	5,782
Haier Electronics Group Co., Ltd.	42,000	143,292
Hopewell Highway Infrastructure Ltd. (e)(f)	21,000	12,794
Hua Hong Semiconductor Ltd. (b)	51,000	174,312
Industrial & Commercial Bank of China Ltd., Class H	450,000	335,628
Jiangsu Expressway Co., Ltd., Class H	55,189	65,718
Jiayuan International Group Ltd.	20,000	34,657
Ju Teng International Holdings Ltd.	4,744	785
Kingboard Chemical Holdings Ltd.	14,000	50,990
Lee & Man Paper Manufacturing Ltd.	48,517	48,948
Longfor Properties Co., Ltd.	14,845	39,913
Nexteer Automotive Group Ltd.	39,000	57,365
Orient Securities Co., Ltd., Class H (b)	21,600	16,799
Ping An Insurance Group Co. of China Ltd., Class H	27,000	247,257
Postal Savings Bank of China Co., Ltd., Class H (b)	100,000	64,916
Shanghai Industrial Holdings Ltd.	43,000	99,902
Shenzhen Expressway Co., Ltd., Class H	64,274	62,980
Sihuan Pharmaceutical Holdings Group Ltd.	185,000	41,085
Sinopec Shanghai Petrochemical Co., Ltd., Class H	91,380	55,551
Sinopharm Group Co., Ltd., Class H	15,921	64,024
Sinotrans Ltd., Class H	45,000	23,659
Sinotruk Hong Kong Ltd.	33,500	54,918
Tencent Holdings Ltd.	24,681	1,239,366
Tianneng Power International Ltd.	78,342	121,606
Tong Ren Tang Technologies Co., Ltd., Class H	2,726	4,324
Want Want China Holdings Ltd.	97,000	86,255
Weichai Power Co., Ltd., Class H	67,000	92,050
XTEP International Holdings Ltd.	7,651	5,225
Yum China Holdings, Inc.	2,047	78,728
Yuzhou Properties Co., Ltd.	133,088	78,211
YY, Inc. ADR (g)	657	66,009

		7,354,405

Colombia—0.1%
Bancolombia S.A.	12,731	153,412
Corp. Financiera Colombiana S.A. (g)	346	2,996

		156,408

Czech Republic—0.0%
CEZ AS	1,419	33,621
O2 Czech Republic AS	1,665	19,135
Philip Morris CR AS	93	63,855

		116,611

Denmark—0.1%
Solar A/S, Class B	111	6,925
Spar Nord Bank A/S	377	4,029
Topdanmark A/S	1,203	52,536
William Demant Holding A/S (g)	3,028	121,520

		185,010

Finland—0.2%
Cramo Oyj	1,938	44,974
Elisa Oyj	2,053	94,843
Finnair Oyj	2,810	30,292
Metsa Board Oyj	429	4,836

	Shares	Value*

Neste Oyj	1,560	$122,053
Oriola Oyj, Class B	700	2,497
Stora Enso Oyj, Class R	8,051	156,849
UPM-Kymmene Oyj	5,669	201,845

		658,189

France—2.3%
Air France-KLM (g)	6,444	52,661
AKWEL	1,628	49,542
APERAM S.A.	51	2,186
ArcelorMittal	6,246	182,232
Atos SE	1,992	270,866
AXA S.A.	16,478	402,620
Beneteau S.A.	1,793	33,589
BioMerieux	944	84,817
Boiron S.A.	31	2,629
Bouygues S.A.	6,399	274,952
Capgemini SE	1,008	135,082
Cegereal S.A. REIT	793	35,190
Cie Generale des Etablissements Michelin SCA	2,269	274,499
CNP Assurances	6,732	152,948
Coface S.A. (g)	3,416	37,874
Derichebourg S.A.	4,537	28,609
Eiffage S.A.	3,231	351,027
Engie S.A.	18,990	290,480
Faurecia S.A.	1,794	127,529
Interparfums S.A.	999	42,057
Klepierre S.A. REIT	3,928	147,587
L’Oreal S.A.	1,022	251,950
LVMH Moet Hennessy Louis Vuitton S.A.	1,012	336,003
Metropole Television S.A.	5,408	108,159
Nexity S.A.	322	20,328
Orange S.A.	19,591	327,016
Orpea	512	68,197
Peugeot S.A.	7,196	163,963
Renault S.A.	1,527	129,369
Rubis SCA	80	4,987
Sanofi	5,486	440,304
SCOR SE	2,097	77,549
SEB S.A.	19	3,315
STMicroelectronics NV	4,337	96,296
Total S.A.	9,313	565,539
Vinci S.A.	6,662	639,493

		6,211,444

Germany—0.6%
Bayer AG	1,347	147,932
Bayerische Motoren Werke AG	1,321	119,408
Covestro AG (b)	2,079	184,789
Deutsche Lufthansa AG	7,221	172,998
Deutsche Post AG	8,158	265,056
Fraport AG Frankfurt Airport Services Worldwide	1,468	141,228
Fresenius SE & Co. KGaA	568	45,477
Hella GmbH & Co. KGaA	605	33,782
Rheinmetall AG	518	56,992
Rhoen Klinikum AG	147	4,288
Siemens AG	1,408	185,512
Sixt SE	37	4,137
Stroeer SE & Co. KGaA	580	35,018
TAG Immobilien AG	3,547	78,008
Talanx AG (g)	4,693	170,964
WCM Beteiligungs & Grundbesitz AG	1,866	8,662
Wuestenrot & Wuerttembergische AG	1,560	31,949

		1,686,200

Greece—0.1%
FF Group (e)(f)(g)	4,956	27,780
Hellenic Petroleum S.A.	4,186	34,926
JUMBO S.A.	6,391	105,136

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Motor Oil Hellas Corinth Refineries S.A.	3,327	$66,827
Mytilineos Holdings S.A.	3,431	34,343

		269,012

Hong Kong—0.6%
AIA Group Ltd.	45,000	392,014
Cathay Pacific Airways Ltd.	1,543	2,423
CK Hutchison Holdings Ltd.	1,297	13,730
CLP Holdings Ltd.	32,281	347,711
Dah Sing Banking Group Ltd.	1,623	3,396
Fairwood Holdings Ltd.	3,500	13,372
Global Brands Group Holding Ltd. (g)	614,000	36,653
Hang Seng Bank Ltd.	1,300	32,461
IT Ltd.	114,000	81,270
Johnson Electric Holdings Ltd.	34,000	99,014
Kerry Properties Ltd.	17,243	82,403
Link REIT	20,492	186,874
Minth Group Ltd.	13,315	56,319
Regal Hotels International Holdings Ltd.	38,000	23,625
Swire Pacific Ltd., Class A	6,156	65,068
VSTECS Holdings Ltd.	46,000	22,990
WH Group Ltd. (b)	114,000	92,247
Xinyi Glass Holdings Ltd.	44,292	53,724
Yue Yuen Industrial Holdings Ltd.	698	1,967

		1,607,261

Hungary—0.1%
Magyar Telekom Telecommunications PLC	87,892	124,998
MOL Hungarian Oil & Gas PLC	7,424	71,438
OTP Bank PLC	4,055	146,407
Richter Gedeon Nyrt	2,101	38,258

		381,101

India—0.0%
Genpact Ltd.	1,858	53,752

Indonesia—0.3%
Bank Negara Indonesia Persero Tbk PT	257,655	126,601
Bank Tabungan Negara Persero Tbk PT	343,400	58,607
Gudang Garam Tbk PT	13,900	65,129
Indo Tambangraya Megah Tbk PT	33,400	52,095
Indofood Sukses Makmur Tbk PT	115,479	53,572
Telekomunikasi Indonesia Persero Tbk PT	1,306,806	342,246
Unilever Indonesia Tbk PT	23,400	75,198

		773,448

Ireland—0.0%
Irish Residential Properties REIT PLC	5,191	8,366
Origin Enterprises PLC	2,219	15,988

		24,354

Israel—0.2%
B Communications Ltd. (g)	1,705	15,613
Bank Hapoalim BM	17,214	116,698
Bank Leumi Le-Israel BM	27,434	162,329
First International Bank of Israel Ltd.	3,430	71,720
Harel Insurance Investments & Financial Services Ltd.	5,173	38,843
Hilan Ltd.	2,961	65,100
Ituran Location and Control Ltd.	2,028	61,550
Jerusalem Oil Exploration (g)	877	44,518
Mizrahi Tefahot Bank Ltd.	3,739	68,789
Shufersal Ltd.	3,759	23,120

		668,280

Italy—0.5%
Amplifon SpA	4,460	92,219
ASTM SpA	1,590	36,725
Cementir Holding SpA	4,685	37,000

	Shares	Value*

Enel SpA	74,124	$410,734
Fila SpA	543	11,122
Intesa Sanpaolo SpA	66,054	191,112
Iren SpA	18,717	47,756
La Doria SpA	2,524	31,065
Maire Tecnimont SpA	7,699	34,454
Mediobanca Banca di Credito Finanziario SpA	7,246	67,026
Prima Industrie SpA	831	35,416
Snam SpA	20,804	86,699
Societa Iniziative Autostradali e Servizi SpA	3,584	53,767
Telecom Italia SpA (g)	269,183	199,432
Unipol Gruppo SpA	15,252	58,768

		1,393,295

Japan—5.1%
ADEKA Corp.	26	416
Aida Engineering Ltd.	142	1,377
Aisin Seiki Co., Ltd.	3,200	145,704
ANA Holdings, Inc.	4,145	152,091
Aoyama Trading Co., Ltd.	111	3,704
Asahi Glass Co., Ltd.	2,200	85,571
Asahi Group Holdings Ltd.	2,600	133,348
Astellas Pharma, Inc.	13,292	202,285
Bandai Namco Holdings, Inc.	2,200	90,621
BML, Inc.	518	13,333
Brother Industries Ltd.	5,500	108,356
Canon, Inc.	13,310	436,455
Chubu Electric Power Co., Inc.	11,500	172,435
Concordia Financial Group Ltd.	16,000	81,309
Daiichi Sankyo Co., Ltd.	3,747	143,148
Daito Pharmaceutical Co., Ltd.	152	4,715
Daiwa House Industry Co., Ltd.	3,454	117,511
DCM Holdings Co., Ltd.	5,325	49,813
Denso Corp.	2,600	126,865
Doutor Nichires Holdings Co., Ltd.	1,851	36,731
DTS Corp.	399	14,802
DyDo Group Holdings, Inc.	326	19,364
EDION Corp.	2,473	24,874
Eizo Corp.	1,500	65,071
Electric Power Development Co., Ltd.	9,100	234,874
EPS Holdings, Inc.	700	14,977
Exedy Corp.	2,074	64,193
FANUC Corp.	800	158,569
Fuji Oil Holdings, Inc.	2,216	79,660
Fuji Soft, Inc.	272	11,465
FUJIFILM Holdings Corp.	3,421	133,428
Fukuoka Financial Group, Inc.	14,000	70,256
Fukuyama Transporting Co., Ltd.	345	17,611
Furukawa Electric Co., Ltd.	1,200	41,867
Gecoss Corp.	5,200	49,972
Geo Holdings Corp.	536	7,168
Goldcrest Co., Ltd.	3,200	51,980
Hankyu Hanshin Holdings, Inc.	2,070	83,150
Hitachi Ltd.	32,000	225,439
Hogy Medical Co., Ltd.	278	12,438
Honda Motor Co., Ltd.	17,100	501,389
Honeys Holdings Co., Ltd.	39	335
Iida Group Holdings Co., Ltd.	12,900	248,345
ITOCHU Corp.	24,177	437,261
Japan Airlines Co., Ltd.	7,237	256,415
JFE Holdings, Inc.	4,000	75,551
JXTG Holdings, Inc.	20,500	142,224
Kagome Co., Ltd.	1,800	59,844
Kajima Corp.	13,000	100,447
Kamei Corp.	3,000	41,350
Keyence Corp.	300	169,204
Komatsu Ltd.	5,000	142,343
Konica Minolta, Inc.	9,100	84,396
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,700	41,196

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Kyowa Exeo Corp.	2,600	$68,040
Kyudenko Corp.	1,300	62,647
LaSalle Logiport REIT	35	34,693
Marubeni Corp.	24,000	182,721
Mazda Motor Corp.	14,800	181,546
Mitsubishi Chemical Holdings Corp.	11,506	96,084
Mitsubishi Corp.	15,800	438,119
Mitsubishi Gas Chemical Co., Inc.	271	6,124
Mitsubishi Tanabe Pharma Corp.	7,386	127,520
Mitsubishi UFJ Financial Group, Inc.	48,685	275,795
Mitsuboshi Belting Ltd.	142	1,782
Mitsui & Co., Ltd.	23,000	383,003
Mitsui Sugar Co., Ltd.	3,500	108,479
NEC Networks & System Integration Corp.	765	17,194
NET One Systems Co., Ltd.	3,200	54,937
Nichias Corp.	2,396	29,963
Nidec Corp.	1,100	164,549
Nihon Unisys Ltd.	3,321	83,284
Nintendo Co., Ltd.	400	130,572
Nippon Road Co., Ltd.	800	41,099
Nippon Telegraph & Telephone Corp.	15,008	681,783
Nissan Motor Co., Ltd.	33,259	323,616
Nisshin Oillio Group Ltd.	692	20,774
Nomura Real Estate Holdings, Inc.	3,157	69,899
NS United Kaiun Kaisha Ltd.	1,900	36,831
NTT Data Corp.	9,215	106,000
NTT DOCOMO, Inc.	14,043	357,849
Obayashi Corp.	5,027	52,197
ORIX Corp.	11,701	184,432
Pacific Industrial Co., Ltd.	224	3,287
Prima Meat Packers Ltd.	14,462	83,594
Raito Kogyo Co., Ltd.	1,663	17,359
Recruit Holdings Co., Ltd.	4,800	132,570
Rohm Co., Ltd.	1,600	133,703
Rohto Pharmaceutical Co., Ltd.	2,100	67,286
S Foods, Inc.	772	30,341
Sanyo Special Steel Co., Ltd.	182	4,340
Sawai Pharmaceutical Co., Ltd.	925	42,066
Sekisui House Ltd.	4,700	83,070
Senko Group Holdings Co., Ltd.	1,796	14,185
Shibaura Electronics Co., Ltd.	200	7,992
Shin-Etsu Chemical Co., Ltd.	3,300	293,266
SoftBank Group Corp.	6,400	457,012
Sojitz Corp.	17,884	64,769
Sony Corp.	6,500	332,893
Stella Chemifa Corp.	1,511	51,861
Sumitomo Dainippon Pharma Co., Ltd.	4,968	105,003
Sumitomo Electric Industries Ltd.	17,500	260,271
Takasago Thermal Engineering Co., Ltd.	397	7,361
Takeda Pharmaceutical Co., Ltd.	4,243	178,495
Teijin Ltd.	4,000	73,271
Toho Co., Ltd.	2,000	66,988
Tokyo Electron Ltd.	500	85,827
Toray Industries, Inc.	4,826	38,091
Toshiba Plant Systems & Services Corp.	2,000	45,698
Towa Pharmaceutical Co., Ltd.	138	7,383
Toyota Motor Corp.	11,251	727,591
Toyota Tsusho Corp.	2,600	86,883
Tv Tokyo Holdings Corp.	266	8,121
Unipres Corp.	317	6,203
Wacoal Holdings Corp.	298	8,679
West Japan Railway Co.	1,401	103,148
Yakult Honsha Co., Ltd.	1,300	86,919
Yamaha Motor Co., Ltd.	2,900	72,801
Yomiuri Land Co., Ltd.	900	37,600

	Shares	Value*

Yorozu Corp.	259	$3,979
Yoshinoya Holdings Co., Ltd.	1,475	29,402
Yurtec Corp.	132	1,081

		13,969,167

Korea (Republic of)—1.2%
CJ Hello Co., Ltd.	889	8,613
Daekyo Co., Ltd.	777	5,403
DGB Financial Group, Inc.	12,331	113,409
Easy Bio, Inc.	559	4,188
GS Holdings Corp.	1,215	59,276
Hana Financial Group, Inc.	2,429	93,275
Hansol Paper Co., Ltd.	477	7,167
Hanwha Chemical Corp.	4,949	97,001
HDC Holdings Co., Ltd.	757	19,423
HDC Hyundai Development Co-Engineering & Construction (g)	1,058	51,168
Hyundai Department Store Co., Ltd.	793	82,207
Hyundai Engineering Plastics Co., Ltd.	864	4,773
Hyundai Steel Co.	1,889	89,110
Industrial Bank of Korea	5,202	71,745
KB Financial Group, Inc.	2,880	135,567
KC Co., Ltd.	70	1,192
KC Tech Co., Ltd.	103	2,122
KT Corp.	221	5,435
KT&G Corp.	853	81,960
Kukdo Chemical Co., Ltd.	130	7,178
LG Corp.	831	53,724
LG Electronics, Inc.	1,946	144,890
LG Uplus Corp.	5,641	70,851
Lotte Chemical Corp.	167	52,059
LS Corp.	973	65,510
Macquarie Korea Infrastructure Fund	4,385	35,253
OCI Co., Ltd.	553	51,162
POSCO	1,132	334,008
S-Oil Corp.	1,011	99,282
Samjin Pharmaceutical Co., Ltd.	320	12,945
Samsung Electronics Co., Ltd.	4,250	178,031
Samsung Electronics Co., Ltd. GDR	631	659,395
Shinhan Financial Group Co., Ltd.	4,196	162,461
SK Innovation Co., Ltd.	855	154,865
SK Telecom Co., Ltd.	604	126,242
Ubiquoss Holdings, Inc. (g)	442	2,134
Ubiquoss, Inc.	140	2,946
Woori Bank	7,482	109,130

		3,255,100

Malaysia—0.3%
AirAsia Group Bhd.	65,300	48,399
Ann Joo Resources Bhd.	32,300	15,904
CIMB Group Holdings Bhd.	95,200	128,352
Genting Bhd.	36,500	75,933
Genting Malaysia Bhd.	64,400	77,766
Hong Leong Financial Group Bhd.	14,500	64,611
KNM Group Bhd. (g)	31,700	1,414
Malayan Banking Bhd.	41,200	91,761
Maxis Bhd.	3,200	4,329
MISC Bhd.	17,300	25,345
Public Bank Bhd.	10,300	59,585
Supermax Corp. Bhd.	20,100	20,741
Tenaga Nasional Bhd.	26,500	96,073
VS Industry Bhd.	70,375	26,943

		737,156

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Mexico—0.2%
Alfa S.A.B de C.V., Class A	62,800	$72,918
Banco del Bajio S.A. (b)	12,600	26,494
El Puerto de Liverpool S.A.B de C.V.	9,800	62,702
Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	47	4,367
Grupo Financiero Banorte S.A.B de C.V., Class O	18,200	107,018
Grupo Lala S.A.B de C.V.	4,496	4,641
Industrias Bachoco S.A.B de C.V. ADR	1,280	73,766
Macquarie Mexico Real Estate Management S.A. de C.V. REIT	62,700	62,194
Wal-Mart de Mexico S.A.B De C.V.	67,400	177,898

		591,998

Morocco—0.0%
Douja Promotion Groupe Addoha S.A.	3,431	6,406

Netherlands—0.8%
ABN AMRO Group NV (b)	5,801	150,024
Aegon NV	14,747	88,049
AerCap Holdings NV (g)	2,762	149,562
AMG Advanced Metallurgical Group NV	879	49,156
ASML Holding NV	1,326	262,395
ASR Nederland NV	5,907	240,538
BE Semiconductor Industries NV	1,542	41,495
ING Groep NV	19,773	283,832
Koninklijke Ahold Delhaize NV	15,915	380,012
Koninklijke DSM NV	1,223	122,348
Koninklijke Volkerwessels NV	2,060	52,973
NN Group NV	6,911	280,285
Signify NV (b)	1,865	48,251
Vastned Retail NV REIT	232	10,929

		2,159,849

New Zealand—0.2%
Air New Zealand Ltd.	80,996	174,042
Arvida Group Ltd.	9,216	7,990
Auckland International Airport Ltd.	14,167	65,002
Fonterra Co-operative Group Ltd. UNIT	2,607	9,607
Kiwi Property Group Ltd. REIT	1,590	1,449
Metlifecare Ltd.	25,550	108,296
Oceania Healthcare Ltd.	38,432	29,154
Summerset Group Holdings Ltd.	16,553	85,721
Tourism Holdings Ltd.	3,164	14,245

		495,506

Norway—0.3%
Austevoll Seafood ASA	5,188	62,237
Avance Gas Holding Ltd. (b)(g)	97	242
B2Holding ASA	15,516	32,329
Evry AS (b)	10,544	38,192
Leroy Seafood Group ASA	6,270	42,236
Marine Harvest ASA	705	14,017
Norsk Hydro ASA	26,959	160,925
Norwegian Finans Holding ASA (g)	6,317	69,934
Orkla ASA	4,764	41,680
Salmar ASA	2,412	101,168
Sparebank 1 Nord Norge	7,721	57,637
SpareBank 1 SMN	7,418	76,827
Telenor ASA	8,132	166,547

		863,971

Peru—0.0%
Ferreycorp SAA	34,967	25,022
Volcan Cia Minera SAA, Class B	76,624	18,899

		43,921

Philippines—0.1%
Bloomberry Resorts Corp.	101,900	18,602
Cebu Air, Inc.	28,120	36,515
DMCI Holdings, Inc.	437,900	86,150
Filinvest Land, Inc.	828,000	21,721

	Shares	Value*

Globe Telecom, Inc.	2,315	$66,803
San Miguel Corp.	10,250	26,476
Vista Land & Lifescapes, Inc.	443,200	50,888

		307,155

Poland—0.0%
Asseco Poland S.A.	501	5,337
Ciech S.A.	570	8,140
Polski Koncern Naftowy Orlen S.A.	3,189	71,424

		84,901

Russian Federation—0.0%
Magnitogorsk Iron & Steel Works PJSC GDR	7,225	63,869
PhosAgro PJSC GDR	1,266	16,268
Surgutneftegas OJSC ADR	669	2,969

		83,106

Singapore—0.4%
Accordia Golf Trust UNIT	12,500	5,638
Asian Pay Television Trust UNIT	118,900	35,335
Bumitama Agri Ltd.	107,400	48,869
DBS Group Holdings Ltd.	12,900	250,867
Fortune Real Estate Investment Trust REIT	11,000	12,913
Frasers Logistics & Industrial Trust REIT	55,700	42,844
Genting Singapore Ltd.	86,500	77,453
Keppel DC REIT	13,600	13,551
Mapletree Industrial Trust REIT	9,000	12,736
Oversea-Chinese Banking Corp., Ltd.	29,400	250,422
QAF Ltd.	50,100	33,614
SATS Ltd.	14,100	51,647
Sheng Siong Group Ltd.	23,700	18,414
Singapore Airlines Ltd.	18,000	140,966
Sino Grandness Food Industry Group Ltd. (g)	25,900	3,885
United Overseas Bank Ltd.	6,800	133,271
Venture Corp., Ltd.	4,400	57,486
Yanlord Land Group Ltd.	48,500	56,547

		1,246,458

South Africa—0.2%
Fortress REIT Ltd., Class A REIT	49,467	55,387
Harmony Gold Mining Co., Ltd.	5,863	8,953
Naspers Ltd., Class N	1,465	369,391

		433,731

Spain—0.6%
ACS Actividades de Construccion y Servicios S.A.	3,141	126,727
Amadeus IT Group S.A.	3,686	289,839
Axiare Patrimonio SOCIMI S.A. REIT	221	4,520
Banco Santander S.A.	59,596	318,509
CaixaBank S.A.	28,033	120,662
Ebro Foods S.A.	2,800	65,267
Ercros S.A.	9,151	47,453
International Consolidated Airlines Group S.A.	16,982	148,158
Lar Espana Real Estate Socimi S.A. REIT	137	1,528
Papeles y Cartones de Europa S.A.	3,787	74,859
Repsol S.A.	17,807	347,576
Telefonica S.A.	19,791	167,975

		1,713,073

Sweden—0.4%
Ahlsell AB (b)	8,242	48,514
BillerudKorsnas AB	199	2,805
Bravida Holding AB (b)	9,507	75,367
Dios Fastigheter AB	9,921	59,377
Hemfosa Fastigheter AB	5,370	62,723
Holmen AB, Class B	3,188	72,208
Klovern AB, Class B	45,445	50,279
Pandox AB	2,211	37,484
Peab AB	211	1,587

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Sandvik AB	10,617	$187,507
Scandic Hotels Group AB (b)	5,709	49,120
Swedbank AB, Class A	9,375	199,746
Volvo AB, Class B	20,309	322,773

		1,169,490

Switzerland—0.7%
Allreal Holding AG (g)	229	37,315
Baloise Holding AG	538	78,041
Banque Cantonale Vaudoise	41	31,514
Barry Callebaut AG	40	71,677
BKW AG	145	9,359
Bobst Group S.A.	1,000	102,247
Cembra Money Bank AG	50	3,916
Intershop Holding AG	17	8,660
Landis+Gyr Group AG (g)	860	59,661
Nestle S.A.	1,560	120,901
Novartis AG	9,287	703,499
Partners Group Holding AG	182	133,050
Schweiter Technologies AG	8	8,328
Siegfried Holding AG (g)	47	18,789
Straumann Holding AG	141	106,932
Swiss Life Holding AG (g)	804	278,788
Swiss Re AG	1,260	110,009

		1,882,686

Taiwan—0.9%
Accton Technology Corp.	19,000	54,786
Arcadyan Technology Corp.	4,000	9,644
Asia Vital Components Co., Ltd.	12,000	11,264
AU Optronics Corp.	143,000	60,586
Chailease Holding Co., Ltd.	11,000	35,973
Chin-Poon Industrial Co., Ltd.	7,000	8,856
China Airlines Ltd. (g)	56,000	17,465
China Metal Products	8,000	7,541
China Motor Corp.	10,000	9,290
Chunghwa Telecom Co., Ltd.	74,000	266,683
E Ink Holdings, Inc.	56,000	62,153
Elite Material Co., Ltd.	11,000	28,751
Farglory Land Development Co., Ltd.	18,000	19,120
First Financial Holding Co., Ltd.	200,160	135,141
Formosa Petrochemical Corp.	47,000	188,559
Formosa Plastics Corp.	9,000	33,168
General Interface Solution Holding Ltd.	11,000	71,192
Getac Technology Corp.	18,000	25,963
Gintech Energy Corp. (g)	6,000	2,555
Grand Pacific Petrochemical	84,000	80,589
Hon Hai Precision Industry Co., Ltd.	134,000	365,159
Huaku Development Co., Ltd.	16,000	34,743
King Yuan Electronics Co., Ltd.	28,000	25,456
King’s Town Bank Co., Ltd.	40,000	42,883
LCY Chemical Corp.	24,000	37,075
Long Chen Paper Co., Ltd.	43,000	36,623
Nanya Technology Corp.	13,000	35,288
Pou Chen Corp.	99,000	114,867
Powertech Technology, Inc.	34,000	98,551
Qisda Corp.	63,000	44,393
Sercomm Corp.	11,000	25,538
Sinbon Electronics Co., Ltd.	13,000	35,478
Sitronix Technology Corp.	3,000	11,545
Syncmold Enterprise Corp.	14,000	28,683
Taiwan Business Bank	209,370	64,547
Taiwan Cooperative Financial Holding Co., Ltd.	63,000	36,861
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	8,800
TXC Corp.	15,000	18,749
United Integrated Services Co., Ltd.	20,000	43,526
Wistron Corp.	37,000	27,437
Wistron NeWeb Corp.	5,148	12,257
WT Microelectronics Co., Ltd.	6,707	9,774
Yageo Corp.	2,096	77,035
Yuanta Financial Holding Co., Ltd.	317,000	144,361

		2,508,908

	Shares	Value*

Thailand—0.5%
Bangchak Corp. PCL (e)(f)	56,500	$54,528
Bangkok Bank PCL	12,700	75,995
Banpu PCL (e)(f)	161,400	94,935
Electricity Generating PCL (e)(f)	23,000	155,315
Intouch Holdings PCL	25,300	40,637
Kiatnakin Bank PCL (e)(f)	100,600	205,706
PTT Global Chemical PCL (e)(f)	47,100	103,679
PTT PCL (e)(f)	151,000	218,311
Siam Cement PCL (e)(f)	14,100	176,057
Sri Trang Agro-Industry PCL (e)(f)	8,200	2,461
Thai Oil PCL (e)(f)	3,600	8,439
Thanachart Capital PCL (e)(f)	43,800	61,808
Tisco Financial Group PCL (e)(f)	44,000	111,455

		1,309,326

Turkey—0.2%
Akbank Turk AS	56,083	91,662
Dogus Otomotiv Servis ve Ticaret AS	909	1,379
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	83,530	36,989
Eregli Demir ve Celik Fabrikalari TAS	25,934	57,517
Soda Sanayii AS	95,505	128,854
TAV Havalimanlari Holding AS	10,694	52,342
Tekfen Holding AS	16,616	62,697
Tofas Turk Otomobil Fabrikasi AS	15,853	82,965
Tupras Turkiye Petrol Rafinerileri AS	58	1,367
Turkiye Halk Bankasi AS	32,412	52,296
Turkiye Vakiflar Bankasi Tao	39,830	42,496
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (g)	2,973	13,759

		624,323

United Kingdom—2.6%
3i Group PLC	8,560	101,343
Anglo American PLC	13,620	302,376
Aviva PLC	28,816	191,197
Bellway PLC	2,026	80,039
Berkeley Group Holdings PLC	1,337	66,600
Biffa PLC (b)	16,942	55,651
BP PLC	77,516	589,782
British American Tobacco PLC	8,128	409,435
British American Tobacco PLC ADR	6,178	311,680
BT Group PLC	46,773	134,180
Burford Capital Ltd.	2,224	43,739
Carnival PLC	3,000	171,465
Central Asia Metals PLC	8,818	29,174
Compass Group PLC	8,703	185,510
Costain Group PLC	6,064	35,167
easyJet PLC	3,319	73,018
EI Group PLC (g)	37,830	72,626
Equiniti Group PLC (b)	9,227	29,950
Ferrexpo PLC	9,554	22,973
Firstgroup PLC (g)	69,732	76,388
Gamma Communications PLC	2,555	25,425
HSBC Holdings PLC	38,751	362,103
J Sainsbury PLC	28,329	119,882
Johnson Service Group PLC	5,867	10,670
JPJ Group PLC (g)	7,484	94,684
Keller Group PLC	10,963	146,241
Legal & General Group PLC	52,714	184,385
Lloyds Banking Group PLC	371,644	308,359
Micro Focus International PLC	162	2,811
Morgan Sindall Group PLC	3,892	73,862
National Express Group PLC	29,915	157,954
Nomad Foods Ltd. (g)	2,497	47,917
Plus500 Ltd.	2,720	57,587
Primary Health Properties PLC REIT	4,727	7,274
Reach PLC	3,803	3,840
Renewables Infrastructure Group Ltd.	27,255	39,523
Rio Tinto PLC	7,974	439,515
Robert Walters PLC	2,852	26,452
Royal Dutch Shell PLC, Class A	6,083	211,107

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Royal Dutch Shell PLC, Class A	18,774	$649,748
Royal Dutch Shell PLC, Class B	22,544	807,368
Safestore Holdings PLC REIT	5,621	40,644
Schroders PLC	1,204	39,274
SIG PLC	20,896	38,365
Softcat PLC	4,246	42,842
Stock Spirits Group PLC	11,397	34,294
Taylor Wimpey PLC	38,774	91,275
TUI AG	7,356	160,890
Virgin Money Holdings UK PLC	906	4,362
Watkin Jones PLC	15,706	42,492

		7,253,438

United States—32.2%
3M Co.	945	185,900
Aaron’s, Inc.	1,421	61,742
Abbott Laboratories	9,127	556,656
AbbVie, Inc.	10,295	953,832
Accenture PLC, Class A	1,252	204,815
ACCO Brands Corp.	5,102	70,663
Activision Blizzard, Inc.	2,000	152,640
Adobe Systems, Inc. (g)	1,709	416,671
Advanced Energy Industries, Inc. (g)	1,225	71,160
Aetna, Inc.	600	110,100
Aflac, Inc.	10,880	468,058
AG Mortgage Investment Trust, Inc. REIT	9,076	170,538
Agilent Technologies, Inc.	5,516	341,109
AGNC Investment Corp. REIT	14,536	270,224
Air Lease Corp.	2,180	91,495
Alaska Air Group, Inc.	1,211	73,132
Alcoa Corp. (g)	3,317	155,501
Align Technology, Inc. (g)	1,771	605,930
Allison Transmission Holdings, Inc.	5,941	240,551
Allstate Corp.	3,789	345,822
Ally Financial, Inc.	3,701	97,225
Alphabet, Inc., Class A (g)	456	514,911
Alphabet, Inc., Class C (g)	491	547,784
Altria Group, Inc.	12,299	698,460
Amazon.com, Inc. (g)	781	1,327,544
Amdocs Ltd.	1,946	128,806
Ameren Corp.	2,208	134,357
American Electric Power Co., Inc.	1,807	125,135
American Equity Investment Life Holding Co.	3,598	129,528
American Financial Group, Inc.	742	79,639
Ameriprise Financial, Inc.	1,298	181,564
AmerisourceBergen Corp.	2,761	235,430
Amgen, Inc.	2,956	545,648
Andeavor	1,878	246,356
Annaly Capital Management, Inc. REIT	51,394	528,844
Anthem, Inc.	2,659	632,922
Anworth Mortgage Asset Corp. REIT	10,022	49,809
Apollo Commercial Real Estate Finance, Inc. REIT	2,507	45,828
Apollo Investment Corp.	906	5,046
Apple, Inc.	12,464	2,307,211
Applied Materials, Inc.	6,269	289,565
Ares Commercial Real Estate Corp. REIT	1,967	27,164
ARMOUR Residential REIT, Inc.	1,450	33,075
Arrow Electronics, Inc. (g)	1,380	103,886
ASGN, Inc. (g)	64	5,004
AT&T, Inc.	50,845	1,632,633
Athene Holding Ltd., Class A (g)	5,968	261,637
Atmos Energy Corp.	946	85,272
Automatic Data Processing, Inc.	4,406	591,021
AutoZone, Inc. (g)	268	179,809
AvalonBay Communities, Inc. REIT	564	96,946
Avery Dennison Corp.	727	74,227
Bank of America Corp.	38,215	1,077,281
Bank of New York Mellon Corp.	5,506	296,939

	Shares	Value*

Baxter International, Inc.	8,566	$632,513
Becton Dickinson and Co.	1,852	443,665
Bemis Co., Inc.	10	422
Berkshire Hathaway, Inc., Class B (g)	84	15,679
Berry Global Group, Inc. (g)	1,229	56,460
Best Buy Co., Inc.	3,087	230,228
BGC Partners, Inc., Class A	9,935	112,464
Bio-Techne Corp.	909	134,487
BlackRock, Inc.	460	229,558
Blackstone Mortgage Trust, Inc., Class A REIT	1,958	61,540
Blucora, Inc. (g)	5,678	210,086
Boeing Co.	2,310	775,028
BorgWarner, Inc.	1,997	86,191
Bristol-Myers Squibb Co.	3,458	191,366
Brixmor Property Group, Inc. REIT	256	4,462
Broadcom, Inc.	1,475	357,894
Broadridge Financial Solutions, Inc.	1,241	142,839
Burlington Stores, Inc. (g)	200	30,106
CA, Inc.	6,635	236,538
Cambrex Corp. (g)	115	6,015
Camping World Holdings, Inc., Class A	1,996	49,860
Capitol Federal Financial, Inc.	2,995	39,414
Capstead Mortgage Corp. REIT	3,269	29,258
Caterpillar, Inc.	2,176	295,218
Cavium, Inc. (g)	83	7,180
Celanese Corp., Ser. A	1,066	118,390
Centene Corp. (g)	2,223	273,896
CenterPoint Energy, Inc.	11,256	311,904
Central Garden & Pet Co., Class A (g)	2,214	89,601
Charles River Laboratories International, Inc. (g)	958	107,545
Chatham Lodging Trust REIT	3,180	67,480
Chemours Co.	2,485	110,235
Chevron Corp.	7,056	892,090
Children’s Place, Inc.	1,176	142,061
Chimera Investment Corp. REIT	6,155	112,513
Chubb Ltd.	600	76,212
Cigna Corp.	1,282	217,876
Cisco Systems, Inc.	23,764	1,022,565
Citigroup, Inc.	10,653	712,899
Citizens Financial Group, Inc.	5,033	195,784
Clorox Co.	1,124	152,021
CME Group, Inc.	917	150,315
CMS Energy Corp.	2,036	96,262
CNA Financial Corp.	777	35,493
Coca-Cola Co.	6,591	289,081
Cognizant Technology Solutions Corp., Class A	6,940	548,191
Colgate-Palmolive Co.	1,107	71,745
Comcast Corp., Class A	19,386	636,055
CONSOL Energy, Inc. (g)	1,354	51,926
Consolidated Edison, Inc.	4,648	362,451
Constellation Brands, Inc., Class A	352	77,042
Cooper Cos., Inc.	870	204,842
Cooper-Standard Holdings, Inc. (g)	545	71,215
Copa Holdings S.A., Class A	310	29,332
Crawford & Co., Class A	6,758	58,186
Cummins, Inc.	1,309	174,097
CVS Health Corp.	12,857	827,348
CYS Investments, Inc. REIT	6,392	47,940
Danaher Corp.	3,779	372,912
Darden Restaurants, Inc.	2,069	221,507
Deciphera Pharmaceuticals, Inc. (g)	1,084	42,655
Deere & Co.	1,819	254,296
Dell Technologies, Inc., Class V (g)	824	69,694
Delta Air Lines, Inc.	1,842	91,253
Dime Community Bancshares, Inc.	279	5,441
Dollar Tree, Inc. (g)	1,495	127,075
Dominion Energy, Inc.	60	4,091
Donegal Group, Inc., Class A	1,812	24,661

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

DowDuPont, Inc.	6,483	$427,359
DR Horton, Inc.	3,101	127,141
DTE Energy Co.	923	95,650
Duke Energy Corp.	4,707	372,230
DXC Technology Co.	1,701	137,118
Dynex Capital, Inc. REIT	23,450	153,129
E*TRADE Financial Corp. (g)	2,028	124,032
Eastman Chemical Co.	3,259	325,770
eBay, Inc. (g)	6,808	246,858
Edison International	3,772	238,654
Eli Lilly & Co.	708	60,414
Ennis, Inc.	1,258	25,600
Ensco PLC, Class A	782	5,677
Entergy Corp.	3,930	317,505
Enviva Partners L.P.	505	14,696
Equinix, Inc. REIT	7	3,009
Equity LifeStyle Properties, Inc. REIT	982	90,246
Essent Group Ltd. (g)	3,141	112,511
Essex Property Trust, Inc. REIT	512	122,404
Estee Lauder Cos., Inc., Class A	1,532	218,601
Everest Re Group Ltd.	791	182,310
Evergy, Inc.	1,711	96,073
Exelon Corp.	9,284	395,498
Express Scripts Holding Co. (g)	1,493	115,275
Exxon Mobil Corp.	13,913	1,151,022
Facebook, Inc., Class A (g)	8,533	1,658,133
Federal Agricultural Mortgage Corp., Class C	128	11,453
FedEx Corp.	1,956	444,129
Fidelity National Information Services, Inc.	2,426	257,229
First American Financial Corp.	1,114	57,616
First NBC Bank Holding Co. (g)	1,041	52
Ford Motor Co.	31,120	344,498
FTI Consulting, Inc. (g)	1,023	61,871
Gaming and Leisure Properties, Inc.	2,266	81,123
Gap, Inc.	2,802	90,757
Garmin Ltd.	1,405	85,705
General Mills, Inc.	2,300	101,798
General Motors Co.	17,305	681,817
German American Bancorp, Inc.	67	2,402
Gilead Sciences, Inc.	300	21,252
Global Brass & Copper Holdings, Inc.	1,340	42,009
Goldman Sachs Group, Inc.	1,342	296,005
Granite Point Mortgage Trust, Inc. REIT	160	2,936
Hamilton Beach Brands Holding Co., Class A	2,937	85,320
Hartford Financial Services Group, Inc.	1,785	91,267
Hawkins, Inc.	2,038	72,043
Healthcare Services Group, Inc.	825	35,632
Hershey Co.	719	66,910
Hewlett Packard Enterprise Co.	14,109	206,132
Hill-Rom Holdings, Inc.	825	72,056
Home Depot, Inc.	7,522	1,467,542
Hooker Furniture Corp.	1,061	49,761
Horizon Pharma PLC (g)	462	7,651
HP, Inc.	24,492	555,723
Humana, Inc.	900	267,867
Huntington Ingalls Industries, Inc.	1,326	287,464
Illumina, Inc. (g)	920	256,947
Ingredion, Inc.	3,846	425,752
Insight Enterprises, Inc. (g)	12	587
Intel Corp.	25,673	1,276,205
Intuitive Surgical, Inc. (g)	2,028	970,357
Invesco Ltd.	257	6,826
Invesco Mortgage Capital, Inc. REIT	7,215	114,719
IQVIA Holdings, Inc. (g)	1,462	145,937
Jacobs Engineering Group, Inc.	1,483	94,156
Janus Henderson Group PLC	3,902	119,908
Jefferies Financial Group, Inc.	3,905	88,800
JetBlue Airways Corp. (g)	2,879	54,643

	Shares	Value*

John B Sanfilippo & Son, Inc.	57	$4,244
Johnson & Johnson	15,598	1,892,661
Jones Lang LaSalle, Inc.	870	144,411
JPMorgan Chase & Co.	12,894	1,343,555
Kansas City Southern	1,518	160,847
Kellogg Co.	315	22,009
Kimberly-Clark Corp.	1,387	146,107
Kohl’s Corp.	1,559	113,651
Korn/Ferry International	801	49,606
Laboratory Corp. of America Holdings (g)	3,298	592,090
Lam Research Corp.	2,423	418,816
Lamb Weston Holdings, Inc.	2,427	166,274
Las Vegas Sands Corp.	2,950	225,262
Lear Corp.	957	177,820
Legg Mason, Inc.	3,402	118,151
Leidos Holdings, Inc.	2,391	141,069
Lennar Corp., Class A	1,997	104,843
LHC Group, Inc. (g)	1,919	164,247
Lincoln National Corp.	2,695	167,764
Macy’s, Inc.	5,102	190,968
Manhattan Associates, Inc. (g)	85	3,996
ManpowerGroup, Inc.	1,261	108,522
Marathon Petroleum Corp.	3,265	229,072
Marsh & McLennan Cos., Inc.	647	53,035
Masimo Corp. (g)	867	84,663
Mastercard, Inc., Class A	4,071	800,033
Maxim Integrated Products, Inc.	1,905	111,747
MCBC Holdings, Inc. (g)	2,622	75,907
McDonald’s Corp.	7,550	1,183,009
McKesson Corp.	2,516	335,634
MDC Holdings, Inc.	2,375	73,079
MedEquities Realty Trust, Inc. REIT	2,912	32,090
Mercer International, Inc.	4,271	74,743
Merck & Co., Inc.	11,730	712,011
Merit Medical Systems, Inc. (g)	1,530	78,336
Mettler-Toledo International, Inc. (g)	569	329,240
MFA Financial, Inc. REIT	7,896	59,852
Micron Technology, Inc. (g)	6,541	343,010
Microsoft Corp.	18,717	1,845,683
Mid-America Apartment Communities, Inc. REIT	709	71,375
MKS Instruments, Inc.	679	64,980
Mohawk Industries, Inc. (g)	327	70,066
Molson Coors Brewing Co., Class B	2,234	152,001
Mondelez International, Inc., Class A	8,366	343,006
Morgan Stanley	6,504	308,290
Morningstar, Inc.	74	9,491
Motorola Solutions, Inc.	1,075	125,098
MTGE Investment Corp. REIT	2,661	52,156
New Residential Investment Corp. REIT	2,868	50,161
Nexeo Solutions, Inc. (g)	14,264	130,230
NextEra Energy, Inc.	1,985	331,555
Northfield Bancorp, Inc.	664	11,036
Northrop Grumman Corp.	1,796	552,629
NVIDIA Corp.	2,259	535,157
NVR, Inc. (g)	12	35,644
ON Semiconductor Corp. (g)	5,798	128,919
Oracle Corp.	17,838	785,942
Orchid Island Capital, Inc. REIT	5,444	40,939
Oritani Financial Corp.	1,427	23,117
Orthofix International NV (g)	956	54,320
Oshkosh Corp.	509	35,793
Owens Corning	1,694	107,349
PACCAR, Inc.	3,099	192,014
Park Hotels & Resorts, Inc. REIT	1,392	42,637
Parker-Hannifin Corp.	764	119,069
Paychex, Inc.	1,539	105,191
PBF Energy, Inc., Class A	1,227	51,448
Penn Virginia Corp. (g)	3,309	280,901

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

PepsiCo, Inc.	10,469	$1,139,760
PerkinElmer, Inc.	539	39,471
Perspecta, Inc. (g)	850	17,468
PetMed Express, Inc.	1,091	48,059
Pfizer, Inc.	24,157	876,416
PG&E Corp.	5,852	249,061
Phibro Animal Health Corp., Class A	1,042	47,984
Phillips 66	1,933	217,095
Pinnacle Foods, Inc.	3,540	230,312
Pinnacle West Capital Corp.	923	74,357
PNC Financial Services Group, Inc.	2,975	401,922
PPL Corp.	3,802	108,547
Principal Financial Group, Inc.	2,709	143,442
Procter & Gamble Co.	14,388	1,123,127
Progressive Corp.	6,486	383,647
Prudential Financial, Inc.	2,376	222,180
PVH Corp.	1,167	174,723
QCR Holdings, Inc.	544	25,813
Quest Diagnostics, Inc.	2,463	270,782
Raymond James Financial, Inc.	1,765	157,703
Regeneron Pharmaceuticals, Inc. (g)	589	203,199
Regions Financial Corp.	21,217	377,238
Reinsurance Group of America, Inc.	2,065	275,636
Reliance Steel & Aluminum Co.	554	48,497
Republic Services, Inc.	5,066	346,312
Royal Caribbean Cruises Ltd.	2,024	209,686
Rudolph Technologies, Inc. (g)	2,029	60,058
S&P Global, Inc.	636	129,674
Sanderson Farms, Inc.	1,042	109,566
Santander Consumer USA Holdings, Inc.	369	7,044
Schweitzer-Mauduit International, Inc.	1,649	72,094
Seaboard Corp.	15	59,441
SMART Global Holdings, Inc. (g)	1,023	32,603
Southern Co.	4,655	215,573
Southwest Airlines Co.	1,159	58,970
SP Plus Corp. (g)	1,089	40,511
Speedway Motorsports, Inc.	3,832	66,524
Spirit AeroSystems Holdings, Inc., Class A	1,912	164,260
Stanley Black & Decker, Inc.	3,441	456,999
State Street Corp.	2,320	215,969
Stoneridge, Inc. (g)	2,765	97,162
Stryker Corp.	2,626	443,426
SunTrust Banks, Inc.	2,202	145,376
Superior Industries International, Inc.	4,722	84,524
Sutherland Asset Management Corp. REIT	2,721	44,216
Sykes Enterprises, Inc. (g)	1,758	50,595
SYNNEX Corp.	333	32,138
Sysco Corp.	3,668	250,488
T-Mobile U.S., Inc. (g)	899	53,715
Target Corp.	12,663	963,908
Teleflex, Inc.	900	241,389
Tenneco, Inc.	1,049	46,114
Teradyne, Inc.	827	31,484
Texas Instruments, Inc.	9,108	1,004,157
Thermo Fisher Scientific, Inc.	2,238	463,579
Thor Industries, Inc.	991	96,513
Toll Brothers, Inc.	2,023	74,831
Total System Services, Inc.	1,969	166,420
Tower International, Inc.	2,305	73,299
TransUnion	2,719	194,789
Travelers Cos., Inc.	1,750	214,095
Trinseo S.A.	2,695	191,210
Triton International Ltd.	1,282	39,306
Two Harbors Investment Corp. REIT	4,120	65,096
Tyson Foods, Inc., Class A	5,297	364,698
UnitedHealth Group, Inc.	6,057	1,486,024
Unum Group	7,687	284,342
Vail Resorts, Inc.	393	107,757
Valero Energy Corp.	4,650	515,359

	Shares	Value*

Venator Materials PLC (g)	2,225	$36,401
Verizon Communications, Inc.	17,693	890,135
Versum Materials, Inc.	1,038	38,562
Visa, Inc., Class A	540	71,523
Vishay Intertechnology, Inc.	3,818	88,578
Walmart, Inc.	9,893	847,335
Waste Management, Inc.	9,954	809,658
Waterstone Financial, Inc.	720	12,276
WEC Energy Group, Inc.	4,633	299,523
Weight Watchers International, Inc. (g)	995	100,595
Weis Markets, Inc.	969	51,686
WellCare Health Plans, Inc. (g)	355	87,415
Wells Fargo & Co.	4,981	276,147
Werner Enterprises, Inc.	1,726	64,811
Western Asset Mortgage Capital Corp. REIT	4,189	43,649
Western Digital Corp.	1,276	98,775
Windstream Holdings, Inc. (g)	294	1,549
Wynn Resorts Ltd.	579	96,890
Xcel Energy, Inc.	6,566	299,935
Xcerra Corp. (g)	5,732	80,076
Xenia Hotels & Resorts, Inc. REIT	2,025	49,329
Xerox Corp.	2,807	67,368
Xylem, Inc.	1,231	82,945
Zebra Technologies Corp., Class A (g)	474	67,901
Zoetis, Inc.	2,922	248,925

		88,437,757

Total Common Stock (cost—$143,107,152)		160,050,667

	Principal Amount (000s)

CORPORATE BONDS & NOTES—14.0%

Australia—0.1%
Westpac Banking Corp.,
2.80%, 1/11/22	$100	97,841
3.40%, 1/25/28	250	239,401

		337,242

Canada—1.4%
Bank of Montreal,
1.90%, 8/27/21	400	383,161
2.10%, 6/15/20	350	343,289
Bank of Nova Scotia,
1.85%, 4/14/20	1,000	981,585
1.875%, 4/26/21	98	94,820
2.15%, 7/14/20	350	343,068
Nutrien Ltd.,
4.00%, 12/15/26	100	97,263
Royal Bank of Canada,
1.875%, 2/5/20	39	38,428
2.125%, 3/2/20	300	295,613
2.30%, 3/22/21	300	294,076
Toronto-Dominion Bank,
1.80%, 7/13/21	400	383,201
1.90%, 10/24/19	350	345,904
2.25%, 3/15/21 (a)(b)	200	195,778

		3,796,186

China—0.2%
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	302,946
State Grid Overseas Investment 2016 Ltd. (a)(b),
3.75%, 5/2/23	200	200,387

		503,333

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

France—0.3%
Electricite de France S.A. (a)(b),
4.875%, 1/22/44	$100	$101,561
Orange S.A.,
1.625%, 11/3/19	350	343,612
Total Capital International S.A.,
2.10%, 6/19/19	350	348,438

		793,611

Germany—1.0%
Bayer U.S. Finance II LLC (a)(b),
3.50%, 6/25/21	350	352,941
BMW U.S. Capital LLC (a)(b),
3.45%, 4/12/23	150	148,641
Daimler Finance North America LLC (a)(b),
2.30%, 2/12/21	350	340,189
Deutsche Bank AG,
2.85%, 5/10/19	350	346,817
Deutsche Telekom International Finance BV (a)(b),
4.75%, 6/21/38	150	148,071
KFW,
1.25%, 9/30/19	400	393,679
1.50%, 4/20/20	550	538,768
2.75%, 7/15/20	300	300,302
Landwirtschaftliche Rentenbank, Ser. 37,
2.50%, 11/15/27	200	191,353

		2,760,761

Kazakhstan—0.1%
KazMunayGas National Co. JSC (a)(b),
4.75%, 4/24/25	200	200,550

Korea (Republic of)—0.1%
Kia Motors Corp. (a)(b),
3.50%, 10/25/27	350	327,446

Netherlands—0.1%
Shell International Finance BV,
2.125%, 5/11/20	350	345,686

New Zealand—0.1%
BNZ International Funding Ltd. (a)(b),
3.375%, 3/1/23	250	245,187

Norway—0.1%
Equinor ASA,
2.65%, 1/15/24	200	192,094

Spain—0.1%
Banco Bilbao Vizcaya Argentaria S.A.,
3.00%, 10/20/20	400	396,308

Switzerland—0.4%
Credit Suisse AG,
2.30%, 5/28/19	350	348,516
Glencore Funding LLC (a)(b),
3.00%, 10/27/22	350	335,979
Novartis Capital Corp.,
1.80%, 2/14/20	300	295,370
Tyco Electronics Group S.A.,
3.45%, 8/1/24	200	196,787

		1,176,652

United Kingdom—0.8%
Barclays PLC,
2.75%, 11/8/19	350	347,612
4.375%, 1/12/26	400	389,615
4.95%, 1/10/47	200	187,454

	Principal Amount (000s)	Value*

BP Capital Markets PLC,
1.768%, 9/19/19	$350	$345,618
2.315%, 2/13/20	300	297,061
Diageo Capital PLC,
3.00%, 5/18/20	200	200,143
Unilever Capital Corp.,
1.80%, 5/5/20	350	343,415

		2,110,918

United States—9.2%
Abbott Laboratories,
2.35%, 11/22/19	61	60,665
4.90%, 11/30/46	250	268,698
Allstate Corp.,
3.28%, 12/15/26	400	385,063
American Honda Finance Corp.,
1.95%, 7/20/20	200	195,841
2.00%, 2/14/20	300	295,484
2.60%, 11/16/22	150	146,246
Apple, Inc.,
1.90%, 2/7/20	350	345,769
3.85%, 8/4/46	200	190,545
Bank of America Corp.,
Ser. L, 2.65%, 4/1/19	350	349,727
5.625%, 7/1/20	300	313,962
Bank of New York Mellon Corp.,
2.60%, 2/7/22	300	292,819
Cargill, Inc. (a)(b),
3.05%, 4/19/21	200	199,042
3.25%, 3/1/23	50	49,674
Caterpillar Financial Services Corp.,
2.10%, 1/10/20	350	346,608
3.45%, 5/15/23	150	150,421
CBS Corp. (a)(b),
3.70%, 6/1/28	350	325,972
Citigroup, Inc.,
2.45%, 1/10/20	500	494,525
8.125%, 7/15/39	400	566,806
CNH Industrial Capital LLC,
4.875%, 4/1/21	350	360,186
Coca-Cola Co.,
1.375%, 5/30/19	350	346,726
Colgate-Palmolive Co.,
2.25%, 11/15/22	150	145,066
3.70%, 8/1/47	200	187,701
Comcast Corp.,
2.75%, 3/1/23	400	384,405
Commonwealth Edison Co.,
2.55%, 6/15/26	400	369,427
Consolidated Edison Co. of New York, Inc.,
4.50%, 5/15/58	50	50,270
CRH America Finance, Inc. (a)(b),
3.95%, 4/4/28	200	193,057
CSX Corp.,
2.60%, 11/1/26	150	135,290
CVS Health Corp.,
4.10%, 3/25/25	350	347,740
Discovery Communications LLC,
3.80%, 3/13/24	200	196,595
Dow Chemical Co.,
7.375%, 11/1/29	400	501,335
Dr. Pepper Snapple Group, Inc.,
4.42%, 12/15/46	300	271,641
Duke Energy Carolinas LLC,
2.50%, 3/15/23	100	96,563
Ecolab, Inc.,
2.375%, 8/10/22	100	96,442
Energy Transfer Partners L.P., Ser. 30Y,
6.00%, 6/15/48	50	50,115

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

FedEx Corp.,
3.40%, 2/15/28	$50	$47,595
4.10%, 4/15/43	400	367,249
4.55%, 4/1/46	300	291,724
Fifth Third Bancorp,
2.60%, 6/15/22	350	338,789
Florida Power & Light Co.,
3.70%, 12/1/47	100	94,213
3.95%, 3/1/48	150	147,410
Ford Motor Co.,
5.291%, 12/8/46	200	185,682
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	350	347,117
General Dynamics Corp.,
3.375%, 5/15/23	100	100,186
General Electric Co.,
5.50%, 1/8/20	300	311,116
General Mills, Inc.,
2.60%, 10/12/22	150	143,373
General Motors Co.,
5.15%, 4/1/38	150	142,622
General Motors Financial Co., Inc.,
2.35%, 10/4/19	350	347,064
2.65%, 4/13/20	350	345,957
4.35%, 4/9/25	150	148,498
Georgia Power Co., Ser. C,
2.00%, 9/8/20	200	195,246
Gilead Sciences, Inc.,
1.85%, 9/20/19	200	197,633
Goldman Sachs Group, Inc.,
2.55%, 10/23/19	400	398,162
6.00%, 6/15/20, Ser. D	300	315,624
Harley-Davidson Financial Services, Inc., Ser. SR (a)(b),
3.55%, 5/21/21	150	150,277
Home Depot, Inc.,
2.00%, 4/1/21	200	195,154
Honeywell International, Inc.,
1.80%, 10/30/19	350	346,041
International Business Machines Corp.,
1.80%, 5/17/19	150	149,024
1.90%, 1/27/20	350	345,816
International Paper Co.,
4.35%, 8/15/48	100	90,540
John Deere Capital Corp.,
1.95%, 6/22/20	250	245,009
2.65%, 6/24/24	200	190,486
3.05%, 1/6/28	150	142,853
Johnson & Johnson,
1.95%, 11/10/20	100	98,374
JPMorgan Chase & Co.,
3.625%, 5/13/24	400	397,388
4.40%, 7/22/20	300	307,248
6.30%, 4/23/19	200	205,760
Kellogg Co.,
3.25%, 5/14/21	150	150,083
3.40%, 11/15/27	250	232,172
Kinder Morgan, Inc.,
3.15%, 1/15/23	350	337,494
Kraft Heinz Foods Co.,
4.00%, 6/15/23	100	99,624
5.375%, 2/10/20	350	362,112
Kroger Co.,
3.70%, 8/1/27	100	95,558
4.65%, 1/15/48	150	141,911
Merck & Co., Inc.,
1.85%, 2/10/20	350	344,717
Morgan Stanley,
2.50%, 4/21/21	400	390,632
2.80%, 6/16/20	350	347,023

	Principal Amount (000s)	Value*

3.625%, 1/20/27	$200	$192,566
4.375%, 1/22/47	100	95,855
Northrop Grumman Corp.,
2.08%, 10/15/20	350	342,233
Nucor Corp.,
4.40%, 5/1/48	50	49,451
Oracle Corp.,
2.625%, 2/15/23	350	339,196
3.85%, 7/15/36	200	192,132
PACCAR Financial Corp.,
2.30%, 8/10/22	100	96,218
Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	258,470
PepsiCo, Inc.,
1.55%, 5/2/19	350	347,474
Pfizer, Inc.,
1.70%, 12/15/19	350	345,086
Philip Morris International, Inc.,
2.00%, 2/21/20	300	295,335
2.125%, 5/10/23	100	93,519
2.375%, 8/17/22	200	191,468
Phillips 66,
4.875%, 11/15/44	150	155,163
PPL Electric Utilities Corp.,
4.15%, 6/15/48	50	50,672
Procter & Gamble Co.,
1.90%, 10/23/20	100	98,024
State Street Corp.,
2.55%, 8/18/20	350	347,031
Target Corp.,
2.30%, 6/26/19	350	348,992
Thermo Fisher Scientific, Inc.,
4.10%, 8/15/47	150	142,337
Toyota Motor Credit Corp.,
1.90%, 4/8/21	200	193,884
1.95%, 4/17/20	350	344,154
United Parcel Service, Inc.,
2.05%, 4/1/21	350	341,402
United Technologies Corp.,
1.90%, 5/4/20	350	342,940
Verizon Communications, Inc.,
4.125%, 8/15/46	200	171,701
Walmart, Inc.,
3.125%, 6/23/21	350	351,430
Walt Disney Co.,
2.30%, 2/12/21	250	243,821
Wells Fargo & Co.,
2.125%, 4/22/19	200	199,051
3.00%, 2/19/25	150	141,715
Wells Fargo Bank N.A.,
2.15%, 12/6/19	500	494,186

		25,346,488

Total Corporate Bonds & Notes (cost—$39,630,331)		38,532,462

	Shares

EXCHANGE-TRADED FUNDS—10.0%

Invesco DB Base Metals (g)	148,194	2,606,733
Invesco DB Precious Metals (g)	37,857	1,388,595
Invesco Senior Loan ETF	485,390	11,115,431
Schwab U.S. TIPS	151,410	8,313,923
Vanguard FTSE All World ex-U.S. Small-Cap	34,947	4,033,233

Total Exchange-Traded Funds (cost—$27,938,993)		27,457,915

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—8.8%

U.S. Treasury Bonds,
2.25%, 8/15/46	$530	$456,256
2.75%, 11/15/47	190	181,227
3.125%, 2/15/43	1,386	1,421,950
4.375%, 5/15/41	1,341	1,654,878
4.50%, 2/15/36	680	831,034
5.25%, 2/15/29	310	377,231
6.875%, 8/15/25	375	473,203
U.S. Treasury Notes,
1.00%, 9/15/18	5,000	4,990,625
1.00%, 6/30/19	4,100	4,045,867
1.125%, 9/30/21	1,400	1,334,047
1.375%, 9/30/23	2,400	2,238,375
1.50%, 8/15/26	250	225,820
1.75%, 11/30/19	800	792,000
2.00%, 7/31/22	1,900	1,848,047
2.125%, 1/31/21	750	741,152
2.125%, 9/30/24	1,050	1,009,313
2.25%, 11/15/27	480	456,450
2.75%, 4/30/23	1,000	1,000,703

Total U.S. Treasury Obligations (cost—$24,514,558)		24,078,178

U.S. GOVERNMENT AGENCY SECURITIES (c)—7.2%

Fannie Mae, MBS, TBA,
2.50%, 7/17/33, 15 Year	470	456,805
3.00%, 7/17/33, 15 Year	740	735,528
3.00%, 7/12/48, 30 Year	1,700	1,646,476
3.50%, 7/17/33, 15 Year	610	617,250
3.50%, 7/12/48, 30 Year	2,250	2,238,910
4.00%, 7/12/48, 30 Year	1,570	1,600,603
4.50%, 7/12/48, 30 Year	680	708,116
5.00%, 7/12/48, 30 Year	490	519,087
Freddie Mac, MBS, TBA,
2.50%, 7/17/33, 15 Year	370	359,110
3.00%, 7/17/33, 15 Year	500	496,399
3.00%, 7/12/48, 30 Year	1,170	1,131,941
3.50%, 7/17/33, 15 Year	310	313,434
3.50%, 7/12/48, 30 Year	1,510	1,501,700
4.00%, 7/12/48, 30 Year	910	927,277
4.50%, 7/12/48, 30 Year	490	509,960
5.00%, 7/12/48, 30 Year	320	338,087
Ginnie Mae, MBS, TBA, 30 Year,
3.00%, 7/19/48	1,520	1,486,720
3.50%, 7/19/48	2,250	2,258,086
4.00%, 7/19/48	1,250	1,280,933
4.50%, 7/19/48	650	675,708

Total U.S. Government Agency Securities (cost—$19,728,956)		19,802,130

SOVEREIGN DEBT OBLIGATIONS—3.8%

Argentina—0.1%
Argentine Republic Government International Bond,
4.625%, 1/11/23	150	132,511
6.25%, 4/22/19	300	302,578

		435,089

Canada—0.4%
Export Development Canada,
2.50%, 1/24/23	200	196,557
Province of Alberta Canada,
1.90%, 12/6/19	350	346,201
Province of Ontario Canada,
1.25%, 6/17/19	500	493,733

	Principal Amount (000s)	Value*

Province of Quebec Canada,
2.875%, 10/16/24	$200	$197,680

		1,234,171

Chile—0.1%
Chile Government International Bond,
3.86%, 6/21/47	200	191,117

Colombia—0.1%
Colombia Government International Bond,
5.00%, 6/15/45	200	196,730

Croatia—0.1%
Croatia Government International Bond,
6.75%, 11/5/19	300	313,011

Germany—0.2%
FMS Wertmanagement AoeR,
1.75%, 1/24/20	500	493,263

Indonesia—0.1%
Indonesia Government International Bond,
11.625%, 3/4/19	300	317,567

Japan—0.2%
Japan Bank for International Cooperation,
1.50%, 7/21/21	300	287,946
2.125%, 7/21/20	200	196,948

		484,894

Korea (Republic of)—0.3%
Export-Import Bank of Korea,
1.75%, 5/26/19	500	494,781
2.50%, 11/1/20	200	196,216
Korea Development Bank,
3.00%, 1/13/26	100	94,695

		785,692

Latvia—0.2%
Latvia Government International Bond,
2.75%, 1/12/20	500	497,080

Mexico—0.1%
Mexico Government International Bond,
4.125%, 1/21/26	300	298,234
4.60%, 2/10/48	200	185,073

		483,307

Panama—0.1%
Panama Government International Bond,
7.125%, 1/29/26	150	179,248

Poland—0.2%
Poland Government International Bond,
6.375%, 7/15/19	500	518,560

Sri Lanka—0.1%
Sri Lanka Government International Bond (a)(b),
5.75%, 4/18/23	200	192,278

Supranational—1.1%
Corp. Andina de Fomento,
2.20%, 7/18/20	350	344,041
Council of Europe Development Bank,
1.625%, 3/16/21	500	485,321
European Bank for Reconstruction & Development,
1.75%, 6/14/19	500	496,774

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

European Investment Bank,
2.875%, 9/15/20	$500	$501,612
Inter-American Development Bank,
3.20%, 8/7/42	180	179,093
International Finance Corp.,
1.75%, 9/16/19	500	495,608
Nordic Investment Bank,
1.25%, 8/2/21	500	476,588

		2,979,037

Sweden—0.4%
Kommuninvest I Sverige AB (a)(b),
2.75%, 10/22/20	350	348,485
Svensk Exportkredit AB,
1.75%, 5/18/20	350	343,820
2.875%, 5/22/21	350	350,052

		1,042,357

Uruguay—0.0%
Uruguay Government International Bond,
4.975%, 4/20/55	50	48,259

Total Sovereign Debt Obligations (cost—$10,632,771)		10,391,660

	Shares

PREFERRED STOCK—0.3%

Brazil—0.0%
Cia Paranaense de Energia (g)	4,300	24,320

Colombia—0.0%
Avianca Holdings S.A.	35,036	28,150
Banco Davivienda S.A.	6,393	80,702
Grupo Aval Acciones y Valores S.A.	9,215	3,867

		112,719

Germany—0.1%
Henkel AG & Co. KGaA	1,049	133,851

Korea (Republic of)—0.2%
Samsung Electronics Co., Ltd.	13,200	445,749

Total Preferred Stock (cost—$609,198)		716,639

RIGHTS (g)—0.0%

Italy—0.0%
Intesa Sanpaolo SpA, expires 7/17/18 (e)(f)	66,054	1

Spain—0.0%
ACS Actividades de Construccion y Servicios S.A., expires 7/11/18	3,141	3,235
Repsol S.A., expires 7/6/18	17,807	10,108

		13,343

Total Rights (cost—$13,450)		13,344

	Principal Amount (000s)	Value*

Repurchase Agreements—6.7%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $18,415,537; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $18,785,527 including accrued interest (cost—$18,415,000)	$18,415	$18,415,000

Total Investments (cost—$284,590,409) (d)—109.0%		299,457,995

Liabilities in excess of other assets (h)—(9.0)%		(24,641,943)

Net Assets—100.0%		$274,816,052

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $4,055,515, representing 1.5% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $5,577,225, representing 2.0% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2018.
(d)	Securities with an aggregate value of $59,309,311, representing 21.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(e)	Fair-Valued—Securities with an aggregate value of $1,233,303, representing 0.4% of net assets.
(f)	Level 3 security.
(g)	Non-income producing.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	29	9/28/18		$2,900	$3,295	$12,864
10-Year Ultra U.S. Treasury Bond	23	9/19/18		2,300	2,949	36,255
Dow Jones U.S. Real Estate Index	220	9/21/18		22	7,036	(3,541)
E-mini Russell 2000 Index	146	9/21/18		7	12,027	(283,856)
E-mini S&P 500 Index	47	9/21/18		2	6,396	(128,413)
Euro-Bund 10-Year Bond	56	9/6/18	EUR	5,600	10,630	68,621
Euro Currency	39	9/17/18		$4,875	5,721	(63,723)
FTSE 100 Index	27	9/21/18	GBP	— (j)	2,709	(11,803)
Hang Seng Index	42	7/30/18	HKD	2	7,689	(6,090)
SPI 200 Index	50	9/20/18	AUD	1	5,687	50,740
TOPIX Index	45	9/13/18	JPY	450	7,034	(164,795)
U.S. Treasury Ultra Bond	10	9/19/18		$1,000	1,596	1,856
United Kingdom Government 10-Year Gilt	18	9/26/18	GBP	1,800	2,923	10,185

						$(481,700)

Short position contracts:
2-Year U.S. Treasury Note	(60)	9/28/18		$(12,000)	$(12,710)	$(13,225)
Mini MSCI Emerging Markets Index	(60)	9/21/18		(3)	(3,190)	170,319

						$157,094

						$(324,606)

(i)	At June 30, 2018, the Fund pledged $1,137,010 in cash as collateral for futures contracts.
(j)	Notional amount rounds to less than 500.

Glossary:

ADR—American Depositary Receipt

AUD—Australian Dollar

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

GDR—Global Depositary Receipt

HKD—Hong Kong Dollar

JPY—Japanese Yen

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Exchange-Traded Funds	10.0%
U.S. Treasury Obligations	8.8%
Banks	8.3%
U.S. Government Agency Securities	7.2%
Oil, Gas & Consumable Fuels	4.2%
Sovereign Debt Obligations	3.8%
Pharmaceuticals	3.0%
Insurance	2.8%
Semiconductors & Semiconductor Equipment	2.1%
Technology Hardware, Storage & Peripherals	2.1%
Electric Utilities	2.1%
Banking	2.0%
Healthcare Providers & Services	1.9%
Diversified Telecommunication Services	1.9%
Internet Software & Services	1.9%
Healthcare Equipment & Supplies	1.9%
IT Services	1.8%
Software	1.6%
Auto Manufacturers	1.4%
Chemicals	1.3%
Hotels, Restaurants & Leisure	1.3%
Food Products	1.3%
Automobiles	1.3%
Food & Staples Retailing	1.2%
Capital Markets	1.2%
Machinery	1.1%
Metals & Mining	1.1%
Media	1.0%
Aerospace & Defense	0.9%
Specialty Retail	0.9%
Trading Companies & Distributors	0.9%
Construction & Engineering	0.9%
Food & Beverage	0.9%
Auto Components	0.9%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Household Durables	0.7%
Biotechnology	0.7%
Airlines	0.7%
Equity Real Estate Investment Trusts (REITs)	0.7%
Life Sciences Tools & Services	0.7%
Commercial Services & Supplies	0.7%
Beverages	0.7%
Tobacco	0.7%
Multi-Line Retail	0.7%
Household Products	0.6%
Electronic Equipment, Instruments & Components	0.6%
Multi-Utilities	0.6%
Real Estate Management & Development	0.6%
Internet & Catalog Retail	0.5%
Communications Equipment	0.5%
Wireless Telecommunication Services	0.5%
Transportation	0.4%
Paper & Forest Products	0.4%
Industrial Conglomerates	0.4%

Machinery-Diversified	0.3%
Retail	0.3%
Consumer Products	0.3%
Air Freight & Logistics	0.3%
Diversified Financial Services	0.3%
Road & Rail	0.3%
Textiles, Apparel & Luxury Goods	0.2%
Telecommunications	0.2%
Agriculture	0.2%
Professional Services	0.2%
Transportation Infrastructure	0.2%
Electronics	0.2%
Personal Products	0.2%
Machinery-Construction & Mining	0.2%
Healthcare-Products	0.2%
Independent Power Producers & Energy Traders	0.2%
Electrical Equipment	0.2%
Pipelines	0.1%
Leisure Equipment & Products	0.1%
Construction Materials	0.1%
Mining	0.1%
Miscellaneous Manufacturing	0.1%
Thrifts & Mortgage Finance	0.1%
Building Products	0.1%
Containers & Packaging	0.1%
Building Materials	0.1%
Computers	0.1%
Gas Utilities	0.1%
Consumer Finance	0.1%
Water Utilities	0.0%
Diversified Consumer Services	0.0%
Commercial Services	0.0%
Marine	0.0%
Iron/Steel	0.0%
Sovereign	0.0%
Advertising	0.0%
Energy Equipment & Services	0.0%
Distributors	0.0%
Repurchase Agreements	6.7%
Liabilities in excess of other assets	(9.0)%

100.0%

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—93.1%

Argentina—0.4%
YPF S.A.,
8.50%, 7/28/25	$100	$95,595

Australia—0.7%
Nufarm Australia Ltd. (a)(b),
5.75%, 4/30/26	150	145,687

Austria—1.2%
Erste Group Bank AG, (converts to FRN on 10/15/21) (c)(e),
8.875%, 10/15/21	€200	273,862

Belgium—0.7%
Nyrstar Netherlands Holdings BV,
6.875%, 3/15/24	150	163,218

Brazil—1.6%
Petrobras Global Finance BV,
4.75%, 1/14/25	100	120,450
5.299%, 1/27/25 (a)(b)	$50	46,262
Vale S.A.,
3.75%, 1/10/23	€150	193,237

		359,949

Canada—4.6%
1011778 BC ULC (a)(b),
4.25%, 5/15/24	$100	95,250
Cott Holdings, Inc. (a)(b),
5.50%, 4/1/25	250	243,750
New Gold, Inc. (a)(b),
6.375%, 5/15/25	100	98,750
Northwest Acquisitions ULC (a)(b),
7.125%, 11/1/22	150	150,000
Precision Drilling Corp.,
7.75%, 12/15/23	100	105,750
Ritchie Bros Auctioneers, Inc. (a)(b),
5.375%, 1/15/25	150	145,875
Rockpoint Gas Storage Canada Ltd. (a)(b),
7.00%, 3/31/23	100	100,500
Teck Resources Ltd. (a)(b),
8.50%, 6/1/24	80	87,900

		1,027,775

Chile—1.1%
VTR Finance BV,
6.875%, 1/15/24	250	252,112

China—1.7%
China Evergrande Group,
7.50%, 6/28/23	200	179,220

	Principal Amount (000s)	Value*

Country Garden Holdings Co., Ltd.,
3.875%, 11/20/18	$200	$198,568

		377,788

Colombia—0.9%
Millicom International Cellular S.A.,
6.00%, 3/15/25	200	201,917

France—3.1%
Altice France S.A.,
5.625%, 5/15/24	€100	121,340
Banijay Group SAS (a)(b),
4.00%, 7/1/22	100	120,484
BNP Paribas S.A., (converts to FRN on 3/30/21) (a)(b)(c)(e),
7.625%, 3/30/21	$200	209,250
La Financiere Atalian SASU (a)(b),
6.625%, 5/15/25	£100	127,158
Paprec Holding S.A. (a)(b),
4.00%, 3/31/25	€100	115,805

		694,037

Germany—1.6%
DEMIRE Deutsche Mittelstand Real Estate AG,
2.875%, 7/15/22	100	118,373
KME AG (a)(b),
6.75%, 2/1/23	100	116,132
Platin 1426 GmbH (a)(b),
5.375%, 6/15/23	100	111,848

		346,353

Ghana—0.9%
Tullow Oil PLC (a)(b),
7.00%, 3/1/25	$200	189,500

Greece—1.0%
Crystal Almond SARL,
10.00%, 11/1/21	€100	124,144
Intralot Capital Luxembourg S.A. (a)(b),
5.25%, 9/15/24	100	97,730

		221,874

Ireland—0.9%
Ardagh Packaging Finance PLC,
4.625%, 5/15/23	$200	198,250

Israel—1.1%
Teva Pharmaceutical Finance Netherlands II BV,
0.375%, 7/25/20	€100	114,024
3.25%, 4/15/22	100	118,736

		232,760

Italy—3.3%
Assicurazioni Generali SpA, (converts to FRN on 6/8/28) (e),
5.00%, 6/8/48	100	119,577

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Cooperativa Muratori & Cementisti-CMC di Ravenna (a)(b),
6.00%, 2/15/23	€100	$99,509
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	$250	252,500
Nexi Capital SpA (a)(b)(e),
3.625%, 5/1/23	€150	172,992
Telecom Italia Finance S.A.,
7.75%, 1/24/33	50	80,458

		725,036

Luxembourg—2.4%
Altice Luxembourg S.A.,
6.25%, 2/15/25	100	112,006
Arena Luxembourg Finance Sarl,
2.875%, 11/1/24	100	115,300
FAGE International S.A. (a)(b),
5.625%, 8/15/26	$200	184,500
Odyssey Europe Holdco Sarl (a)(b),
8.00%, 5/15/23	€100	115,028

		526,834

Netherlands—3.6%
de Volksbank NV, (converts to FRN on 11/5/20) (e),
3.75%, 11/5/25	100	123,922
GTH Finance BV,
6.25%, 4/26/20	$200	204,212
IPD 3 BV (a)(b),
4.50%, 7/15/22	€100	118,816
Selecta Group BV (a)(b),
5.875%, 2/1/24	100	114,269
Sunshine Mid BV (a)(b),
6.50%, 5/15/26	100	110,818
United Group BV (a)(b),
4.875%, 7/1/24	100	119,250

		791,287

Norway—0.7%
Aker BP ASA (a)(b),
5.875%, 3/31/25	$150	155,025

Romania—1.1%
Digi Communications NV,
5.00%, 10/15/23	€200	245,039

Spain—0.8%
Grifols S.A. (a)(b),
3.20%, 5/1/25	€150	171,984

Sweden—0.5%
Perstorp Holding AB (e),
4.25%, 9/15/22	100	115,014

	Principal Amount (000s)	Value*

United Arab Emirates—0.5%
Shelf Drilling Holdings Ltd. (a)(b),
8.25%, 2/15/25	$100	$101,125

United Kingdom—8.5%
Algeco Scotsman Global Finance 2 PLC (a)(b),
10.00%, 8/15/23	200	202,500
Amigo Luxembourg S.A.,
7.625%, 1/15/24	£100	137,625
Aston Martin Capital Holdings Ltd.,
5.75%, 4/15/22	100	136,887
Cabot Financial Luxembourg S.A.,
7.50%, 10/1/23	100	134,763
CPUK Finance Ltd. (a)(b),
4.25%, 2/28/47	100	133,249
Ensco PLC,
7.75%, 2/1/26	$80	75,876
HBOS Capital Funding L.P., (converts to FRN on 11/30/18) (c)(e),
6.461%, 11/30/18	£50	67,178
Hiscox Ltd., (converts to FRN on 11/24/25) (e),
6.125%, 11/24/45	100	145,153
Iceland Bondco PLC,
6.75%, 7/15/24	100	136,461
KCA Deutag UK Finance PLC (a)(b),
7.25%, 5/15/21	$200	194,500
Miller Homes Group Holdings PLC,
5.50%, 10/15/24	£100	131,677
Pinewood Finco PLC,
3.75%, 12/1/23	100	132,313
Pinnacle Bidco PLC (a)(b),
6.375%, 2/15/25	100	133,191
TVL Finance PLC,
8.50%, 5/15/23	80	110,765

		1,872,138

United States—50.2%
AES Corp.,
6.00%, 5/15/26	$100	104,000
AK Steel Corp.,
6.375%, 10/15/25	150	140,250
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	200	211,918
Alliance One International, Inc.,
9.875%, 7/15/21	170	156,187
AMC Entertainment Holdings, Inc.,
6.375%, 11/15/24	£100	133,988
APX Group, Inc.,
7.625%, 9/1/23	$80	71,400
Ball Corp.,
4.875%, 3/15/26	100	99,875
Belden, Inc.,
2.875%, 9/15/25	€150	171,113

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Boyne USA, Inc. (a)(b),
7.25%, 5/1/25	$50	$52,375
BWX Technologies, Inc. (a)(b),
5.375%, 7/15/26	100	101,500
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	100	100,000
Catalent Pharma Solutions, Inc.,
4.75%, 12/15/24	€170	207,124
CCO Holdings LLC (a)(b),
5.75%, 2/15/26	$100	98,500
Cedar Fair L.P.,
5.375%, 4/15/27	150	148,125
Centene Corp.,
6.125%, 2/15/24	150	158,437
CenturyLink, Inc.,
6.45%, 6/15/21, Ser. S	50	51,659
7.50%, 4/1/24, Ser. Y	50	51,500
Cheniere Corpus Christi Holdings LLC,
5.875%, 3/31/25	100	104,375
CNX Midstream Partners L.P. (a)(b),
6.50%, 3/15/26	100	97,500
Commercial Metals Co.,
4.875%, 5/15/23	100	98,280
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	20	18,875
6.00%, 6/15/25	150	153,937
Crown European Holdings S.A.,
3.375%, 5/15/25	€200	236,741
CSC Holdings LLC (a)(b),
10.875%, 10/15/25	$250	288,825
CyrusOne L.P.,
5.00%, 3/15/24	100	100,250
5.375%, 3/15/27	100	99,500
DCP Midstream Operating L.P. (a)(b),
6.75%, 9/15/37	100	106,375
Denbury Resources, Inc. (a)(b),
9.25%, 3/31/22	100	106,250
DISH DBS Corp.,
5.125%, 5/1/20	100	99,375
7.75%, 7/1/26	50	44,000
Eldorado Resorts, Inc.,
6.00%, 4/1/25	100	100,625
Encompass Health Corp.,
5.125%, 3/15/23	150	150,750
Energizer Gamma Acquisition, Inc. (a)(b),
6.375%, 7/15/26	150	152,812
EP Energy LLC,
6.375%, 6/15/23	100	69,250
Exela Intermediate LLC (a)(b),
10.00%, 7/15/23	100	102,625
Federal-Mogul LLC,
4.875%, 4/15/22	€100	121,084
First Data Corp. (a)(b),
5.375%, 8/15/23	$150	151,762

	Principal Amount (000s)	Value*

First Quality Finance Co., Inc. (a)(b),
4.625%, 5/15/21	$200	$196,000
5.00%, 7/1/25	50	45,875
Five Point Operating Co. L.P. (a)(b),
7.875%, 11/15/25	150	153,187
Freeport-McMoRan, Inc.,
3.875%, 3/15/23	150	142,125
Genesis Energy L.P.,
6.25%, 5/15/26	50	47,250
6.50%, 10/1/25	150	144,750
Graham Holdings Co. (a)(b),
5.75%, 6/1/26	100	101,250
HCA, Inc.,
5.25%, 4/15/25	150	150,944
5.50%, 6/15/47	100	91,812
Huntsman International LLC,
4.25%, 4/1/25	€100	133,153
International Game Technology PLC,
4.75%, 2/15/23	100	125,053
Itron, Inc. (a)(b),
5.00%, 1/15/26	$150	142,830
Jack Ohio Finance LLC (a)(b),
10.25%, 11/15/22	100	108,500
Jagged Peak Energy LLC (a)(b),
5.875%, 5/1/26	100	98,250
Jeld-Wen, Inc. (a)(b),
4.625%, 12/15/25	100	95,500
Kennedy-Wilson, Inc. (a)(b),
5.875%, 4/1/24	50	48,750
Kraton Polymers LLC (b),
5.25%, 5/15/26	€100	117,757
Kronos International, Inc.,
3.75%, 9/15/25	200	225,401
Level 3 Financing, Inc.,
5.375%, 8/15/22	$100	100,250
Levi Strauss & Co.,
3.375%, 3/15/27	€100	117,170
Matthews International Corp. (a)(b),
5.25%, 12/1/25	$150	144,000
Meredith Corp. (a)(b),
6.875%, 2/1/26	100	98,875
MGM Resorts International,
5.75%, 6/15/25	150	150,562
Moss Creek Resources Holdings, Inc. (a)(b),
7.50%, 1/15/26	50	49,046
MSCI, Inc. (a)(b),
5.375%, 5/15/27	100	100,250
Navient Corp.,
8.00%, 3/25/20	150	158,625
NGPL PipeCo LLC (a)(b),
4.375%, 8/15/22	50	49,688
7.768%, 12/15/37	150	177,000
Parsley Energy LLC (a)(b),
5.625%, 10/15/27	150	149,250

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Pilgrim’s Pride Corp. (a)(b),
5.75%, 3/15/25	$180	$173,250
Prime Security Services Borrower LLC,
9.25%, 5/15/23	109	116,630
PulteGroup, Inc.,
5.00%, 1/15/27	100	95,375
Reynolds Group Issuer, Inc. (a)(b),
7.00%, 7/15/24	50	51,156
Seagate HDD Cayman,
4.875%, 3/1/24	100	98,139
Service Corp. International,
4.625%, 12/15/27	100	94,710
SESI LLC,
7.75%, 9/15/24	100	103,125
Shea Homes L.P. (a)(b),
5.875%, 4/1/23	150	150,937
Silgan Holdings, Inc.,
3.25%, 3/15/25	€100	118,532
Simmons Foods, Inc. (a)(b),
5.75%, 11/1/24	$100	87,250
Six Flags Entertainment Corp. (a)(b),
4.875%, 7/31/24	100	97,420
Sonic Automotive, Inc.,
5.00%, 5/15/23	150	144,000
Springleaf Finance Corp.,
5.25%, 12/15/19	100	101,500
Sprint Capital Corp.,
8.75%, 3/15/32	50	53,625
Sprint Communications, Inc.,
6.00%, 11/15/22	50	49,688
Sprint Corp.,
7.875%, 9/15/23	100	103,937
Sunoco L.P. (a)(b),
5.875%, 3/15/28	100	94,533
Tallgrass Energy Partners L.P. (a)(b),
5.50%, 9/15/24	50	51,250
5.50%, 1/15/28	50	49,500
TerraForm Power Operating LLC (a)(b),
4.25%, 1/31/23	50	48,375
6.625%, 6/15/25 (d)	100	106,875
Trident Merger Sub, Inc. (a)(b),
6.625%, 11/1/25	75	73,313
Universal Hospital Services, Inc.,
7.625%, 8/15/20	100	100,125
Vantiv LLC (a)(b),
3.875%, 11/15/25	£100	125,438
VICI Properties 1 LLC,
8.00%, 10/15/23	$98	109,465
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	150	142,125
Voya Financial, Inc., (converts to FRN on 1/23/28) (a)(b)(e),
4.70%, 1/23/48	170	151,512
Warrior Met Coal, Inc. (a)(b),
8.00%, 11/1/24	100	103,500

	Principal Amount (000s)	Value*

WildHorse Resource Development Corp.,
6.875%, 2/1/25	$50	$51,250
WMG Acquisition Corp.,
4.125%, 11/1/24	€100	121,336
WPX Energy, Inc.,
5.75%, 6/1/26	$50	50,188
6.00%, 1/15/22	20	20,900
Wynn Las Vegas LLC (a)(b),
5.25%, 5/15/27	50	46,813
5.50%, 3/1/25	80	78,800

		11,088,817

Total Corporate Bonds & Notes (cost—$21,132,659)		20,572,976

Repurchase Agreements—5.2%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,160,034; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,186,454 including accrued interest (cost—$1,160,000)	1,160	1,160,000

U.S. Treasury Obligations—3.2%
U.S. Treasury Bills (f), 1.952%, 10/11/18 (cost—$696,276)	700	696,220

Total Short-Term Investments (cost—$1,856,276)		1,856,220

Total Investments (cost—$22,988,935)—101.5%		22,429,196

Liabilities in excess of other assets (g)—(1.5)%		(332,042)

Net Assets—100.0%		$22,097,154

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $9,362,189, representing 42.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $9,479,946, representing 42.9% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2018.
(f)	Rates reflect the effective yields at purchase date.

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2018 (unaudited) (continued)

(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Short position contracts:
5-Year U.S. Treasury Note	(4)	9/28/18	$(400)		$(455)	$(1,875)
E-mini S&P 500 Index	(3)	9/21/18	(—	)(i)	(408)	9,810

						$7,935

Forward foreign currency contracts outstanding at June 30, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2018	Unrealized Appreciation	Unrealized Depreciation
Purchased:
95,000 Euro settling 7/19/18	Goldman Sachs	$111,287	$111,068	$—	$(219)
Sold:
5,045,017 Euro settling 7/19/18	Goldman Sachs	6,038,270	5,898,320	139,950	—
144,417 Euro settling 7/19/18	JPMorgan Chase	170,978	168,844	2,133	—
1,375,577 British Pound settling 7/19/18	Goldman Sachs	1,867,992	1,816,721	51,271	—

				$193,354	$(219)

(h)	At June 30, 2018, the Fund pledged $17,262 cash as collateral for futures contracts.
(i)	Notional amount rounds to less than 500.

Glossary:

£—British Pound Sterling

€—Euro

FRN—Floating Rate Note

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Global High Yield Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	9.4%
Media	6.7%
Entertainment	5.7%
Commercial Services	5.5%
Telecommunications	5.4%
Mining	4.4%
Food & Beverage	4.2%
Pipelines	3.7%
Chemicals	3.3%
Containers & Packaging	3.2%
U.S. Treasury Obligations	3.2%
Banks	3.1%
Diversified Financial Services	3.0%
Pharmaceuticals	2.8%
Real Estate	2.8%
Healthcare-Services	2.5%
Lodging	2.2%
Iron/Steel	2.0%
Insurance	1.9%
Auto Manufacturers	1.8%
Home Builders	1.7%
Electrical Equipment	1.5%
Leisure	1.2%
Software	1.1%
Consumer Products	1.1%
Retail	1.1%
Machinery-Diversified	1.0%
Storage/Warehousing	0.9%
Computers	0.9%
Equity Real Estate Investment Trusts (REITs)	0.9%
Real Estate Management & Development	0.9%
Tobacco	0.7%
Energy-Alternate Sources	0.7%
Electronics	0.6%
Auto Components	0.5%
Internet	0.5%
Apparel & Textiles	0.5%
Environmental Services	0.5%
Electric Utilities	0.5%
Coal	0.5%
Machinery-Construction & Mining	0.5%
Healthcare-Products	0.5%
Engineering & Construction	0.5%
Building Materials	0.4%
Holding Companies-Diversified	0.3%
Repurchase Agreements	5.2%
Liabilities in excess of other assets	(1.5)%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—95.5%

Australia—1.5%
Australia & New Zealand Banking Group Ltd.	19,333	$404,631

Canada—0.8%
Gibson Energy, Inc.	16,909	225,470

Denmark—1.2%
Novo Nordisk A/S, Class B	7,444	343,843

France—1.4%
Bureau Veritas S.A.	14,492	386,317

Germany—8.6%
Adidas AG	2,453	534,061
Covestro AG (a)	3,686	327,625
Fresenius SE & Co. KGaA	5,593	447,801
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,556	537,381
SAP SE	4,486	517,764

		2,364,632

Japan—4.8%
Daikin Industries Ltd.	5,500	657,322
Keyence Corp.	1,200	676,817

		1,334,139

Korea (Republic of)—1.5%
Samsung Electronics Co., Ltd. GDR	403	417,977

Spain—4.5%
Amadeus IT Group S.A.	11,063	869,910
Industria de Diseno Textil S.A.	11,160	380,044

		1,249,954

Sweden—4.6%
Assa Abloy AB, Class B	22,220	471,321
Atlas Copco AB, Class A	13,069	378,485
Epiroc AB, Class A (c)	13,069	137,143
Skandinaviska Enskilda Banken AB, Class A	29,118	275,584

		1,262,533

Switzerland—2.9%
Roche Holding AG	2,425	538,006
UBS Group AG (c)	16,278	249,547

		787,553

United Kingdom—13.1%
AstraZeneca PLC	7,021	485,623
Prudential PLC	32,495	740,767
Reckitt Benckiser Group PLC	5,409	444,430
Royal Dutch Shell PLC, Class B	20,778	744,122
Unilever PLC	10,634	587,427
Vodafone Group PLC	137,344	332,687
WPP PLC	17,769	279,179

		3,614,235

	Shares	Value*

United States—50.6%
Accenture PLC, Class A	4,537	$742,208
Adobe Systems, Inc. (c)	2,754	671,453
Agilent Technologies, Inc.	10,081	623,409
Alphabet, Inc., Class A (c)	861	972,232
American Express Co.	6,657	652,386
Apple, Inc.	3,984	737,478
Citigroup, Inc.	9,465	633,398
Colgate-Palmolive Co.	5,517	357,557
Eaton Corp. PLC	5,091	380,501
Ecolab, Inc.	3,369	472,772
EOG Resources, Inc.	4,469	556,078
Estee Lauder Cos., Inc., Class A	3,727	531,806
International Flavors & Fragrances, Inc.	3,718	460,883
Intuit, Inc.	3,395	693,615
Johnson & Johnson	4,021	487,908
Microsoft Corp.	10,165	1,002,371
Mondelez International, Inc., Class A	9,143	374,863
S&P Global, Inc.	3,509	715,450
Schlumberger Ltd.	4,929	330,391
Starbucks Corp.	9,896	483,420
UnitedHealth Group, Inc.	2,356	578,021
Visa, Inc., Class A	8,176	1,082,911
Xylem, Inc.	6,335	426,852

		13,967,963

Total Common Stock (cost—$21,794,520)		26,359,247

	Principal Amount (000s)

Repurchase Agreements—4.8%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,319,038; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,345,613 including accrued interest (cost—$1,319,000)	$1,319	1,319,000

Total Investments (cost—$23,113,520) (b)—100.3%		27,678,247

Liabilities in excess of other assets—(0.3)%		(89,393)

Net Assets—100.0%		$27,588,854

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $327,625, representing 1.2% of net assets.

(b)	Securities with an aggregate value of $12,028,671, representing 43.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2018 (unaudited) (continued)

Glossary:

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Software	10.5%
IT Services	9.8%
Pharmaceuticals	6.7%
Oil, Gas & Consumable Fuels	5.5%
Banks	4.8%
Insurance	4.6%
Chemicals	4.6%
Technology Hardware, Storage & Peripherals	4.2%
Building Products	4.1%
Personal Products	4.0%
Healthcare Providers & Services	3.7%
Internet Software & Services	3.5%
Capital Markets	3.5%
Machinery	3.4%
Household Products	2.9%
Electronic Equipment, Instruments & Components	2.4%
Consumer Finance	2.4%
Life Sciences Tools & Services	2.3%
Textiles, Apparel & Luxury Goods	1.9%
Hotels, Restaurants & Leisure	1.7%
Professional Services	1.4%
Electrical Equipment	1.4%
Specialty Retail	1.4%
Food Products	1.4%
Wireless Telecommunication Services	1.2%
Energy Equipment & Services	1.2%
Media	1.0%
Repurchase Agreements	4.8%
Liabilities in excess of other assets	(0.3)%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Austria—3.8%
ANDRITZ AG	340,000	$18,020,436
Wienerberger AG	255,922	6,383,634

		24,404,070

Canada—2.0%
Stantec, Inc.	497,861	12,803,925

China—2.2%
China Everbright International Ltd.	10,854,000	13,978,641

Finland—2.6%
Uponor Oyj	662,159	10,590,412
Wartsila Oyj Abp	321,087	6,285,835

		16,876,247

France—9.4%
Suez	1,565,151	20,246,809
Veolia Environnement S.A.	1,907,334	40,757,859

		61,004,668

Germany—0.5%
GEA Group AG	98,136	3,305,043

Japan—3.7%
Kubota Corp.	725,200	11,381,967
Kurita Water Industries Ltd.	439,600	12,520,793

		23,902,760

Netherlands—2.9%
Aalberts Industries NV	388,055	18,537,568

Sweden—4.1%
Alfa Laval AB	1,123,760	26,529,559

Switzerland—6.2%
Belimo Holding AG	643	2,798,475
Geberit AG	86,904	37,209,156

		40,007,631

United Kingdom—11.7%
Halma PLC	1,305,968	23,515,659
Pennon Group PLC	2,327,500	24,341,074
Severn Trent PLC	1,059,452	27,623,916

		75,480,649

United States—49.8%
American Water Works Co., Inc.	787,092	67,201,915
AO Smith Corp.	101,870	6,025,610
Aqua America, Inc.	819,855	28,842,499
Badger Meter, Inc.	83,487	3,731,869
Danaher Corp.	424,734	41,912,751
IDEX Corp.	286,883	39,153,792
Itron, Inc. (b)	167,280	10,045,164
Masco Corp.	162,625	6,085,427
Mueller Water Products, Inc., Class A	1,602,839	18,785,273

	Shares	Value*

PerkinElmer, Inc.	181,665	$13,303,328
Tetra Tech, Inc.	320,000	18,720,000
Waste Management, Inc.	162,078	13,183,425
Xylem, Inc.	799,392	53,863,033

		320,854,086

Total Common Stock (cost—$556,809,411)		637,684,847

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $5,836,170; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $5,956,386 including accrued interest (cost—$5,836,000)	$5,836	5,836,000

Total Investments (cost—$562,645,411) (a)—99.8%		643,520,847

Other assets less liabilities—0.2%		1,197,104

Net Assets—100.0%		$644,717,951

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $301,228,361, representing 46.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	32.3%
Water Utilities	22.9%
Building Products	9.7%
Multi-Utilities	9.5%
Commercial Services & Supplies	7.1%
Healthcare Equipment & Supplies	6.5%
Electronic Equipment, Instruments & Components	5.8%
Life Sciences Tools & Services	2.1%
Professional Services	2.0%
Construction Materials	1.0%
Repurchase Agreements	0.9%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—94.6%

Aerospace & Defense—1.7%

Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	$1,030	$1,069,912
TransDigm, Inc.,
6.50%, 5/15/25	1,420	1,439,525
Triumph Group, Inc.,
7.75%, 8/15/25	855	848,588

		3,358,025

Auto Components—1.6%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,383	1,421,032
Delphi Technologies PLC (a)(b),
5.00%, 10/1/25	1,240	1,185,750
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	575	571,263

		3,178,045

Auto Manufacturers—0.7%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	1,305	1,347,413

Banks—1.1%
CIT Group, Inc.,
6.125%, 3/9/28	920	947,600
Royal Bank of Scotland Group PLC,
5.125%, 5/28/24	1,300	1,312,421

		2,260,021

Building Materials—0.6%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	1,265	1,238,119

Chemicals—5.3%
Chemours Co.,
7.00%, 5/15/25	1,495	1,610,862
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	1,275	1,326,000
Olin Corp.,
5.00%, 2/1/30	1,440	1,366,200
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	1,555	1,586,100
PQ Corp. (a)(b),
5.75%, 12/15/25	1,450	1,439,125
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	1,660	1,649,625
Tronox Finance PLC (a)(b),
5.75%, 10/1/25	1,560	1,519,050

		10,496,962

Commercial Services—4.0%
Cardtronics, Inc.,
5.125%, 8/1/22	905	868,800

	Principal Amount (000s)	Value*

Cenveo Corp., (a)(b)(c)(f)
6.00%, 5/15/24 (cost—$2,909,398; purchased 3/22/12-3/11/16)	$2,299	$126,445
Gartner, Inc. (a)(b),
5.125%, 4/1/25	1,440	1,436,400
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	1,195	1,144,213
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	720	716,400
RR Donnelley & Sons Co.,
7.00%, 2/15/22	1,187	1,210,740
United Rentals North America, Inc.,
4.625%, 10/15/25	630	601,650
5.50%, 7/15/25	1,750	1,769,687

		7,874,335

Computers—1.1%
Dell International LLC (a)(b),
7.125%, 6/15/24	930	986,115
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	1,170	1,129,050

		2,115,165

Distribution/Wholesale—2.0%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	1,480	1,457,800
HD Supply, Inc. (a)(b),
5.75%, 4/15/24	1,450	1,520,687
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	885	914,869

		3,893,356

Diversified Financial Services—5.2%
Ally Financial, Inc., 5.75%, 11/20/25	1,420	1,451,950
8.00%, 3/15/20	405	433,856
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,615	2,078,925
Nationstar Mortgage LLC,
7.875%, 10/1/20	750	754,688
Navient Corp.,
6.625%, 7/26/21	1,050	1,081,185
7.25%, 9/25/23	1,105	1,163,012
Springleaf Finance Corp.,
5.625%, 3/15/23	610	608,292
8.25%, 10/1/23	1,170	1,287,000
Travelport Corporate Finance PLC (a)(b),
6.00%, 3/15/26	1,415	1,429,150

		10,288,058

Electric Utilities—0.9%
NRG Energy, Inc. (a)(b),
5.75%, 1/15/28	1,855	1,841,088

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Electronic Equipment, Instruments & Components—0.7%
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	$1,350	$1,329,750

Engineering & Construction—1.8%
AECOM,
5.875%, 10/15/24	1,325	1,373,031
TopBuild Corp. (a)(b),
5.625%, 5/1/26	975	938,438
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	1,170	1,174,387

		3,485,856

Entertainment—3.8%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	1,640	1,599,000
Cedar Fair L.P.,
5.375%, 6/1/24	970	984,550
5.375%, 4/15/27	405	399,938
Eldorado Resorts, Inc.,
6.00%, 4/1/25	990	996,187
International Game Technology PLC (a)(b),
6.25%, 2/15/22	1,300	1,339,000
Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	1,305	1,246,275
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	955	966,937

		7,531,887

Equity Real Estate Investment Trusts (REITs)—1.2%
CyrusOne L.P.,
5.00%, 3/15/24	710	711,775
5.375%, 3/15/27	840	835,800
Equinix, Inc.,
5.375%, 5/15/27	765	765,000

		2,312,575

Food & Beverage—0.6%
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	1,250	1,209,375

Food Service—0.7%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	1,415	1,354,863

Healthcare-Products—1.9%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	985	960,375
Hologic, Inc. (a)(b),
4.625%, 2/1/28	1,095	1,032,038
Teleflex, Inc.,
5.25%, 6/15/24	1,705	1,764,675

		3,757,088

Healthcare-Services—4.9%
Centene Escrow I Corp. (a)(b),
5.375%, 6/1/26	1,380	1,401,569

	Principal Amount (000s)	Value*

Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	$1,130	$1,135,311
Community Health Systems, Inc.,
6.25%, 3/31/23	400	368,000
DaVita, Inc.,
5.125%, 7/15/24	1,530	1,486,969
Encompass Health Corp.,
5.75%, 11/1/24	1,375	1,380,954
HCA, Inc.,
7.50%, 2/15/22	1,600	1,744,000
Tenet Healthcare Corp.,
5.125%, 5/1/25 (a)(b)	500	477,187
8.125%, 4/1/22	1,580	1,655,050

		9,649,040

Home Builders—1.8%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	450	394,209
8.75%, 3/15/22	655	697,575
KB Home,
8.00%, 3/15/20	955	1,019,463
Lennar Corp.,
5.875%, 11/15/24	1,300	1,348,750

		3,459,997

Insurance—0.9%
CNO Financial Group, Inc.,
5.25%, 5/30/25	1,735	1,730,663

Internet—3.0%
Match Group, Inc. (a)(b),
5.00%, 12/15/27	1,445	1,347,462
Netflix, Inc.,
5.875%, 2/15/25	1,150	1,182,534
5.875%, 11/15/28 (a)(b)	610	618,967
Symantec Corp. (a)(b),
5.00%, 4/15/25	1,290	1,252,589
Zayo Group LLC (a)(b),
5.75%, 1/15/27	1,505	1,482,425

		5,883,977

Iron/Steel—1.4%
AK Steel Corp.,
7.00%, 3/15/27	655	625,525
7.50%, 7/15/23	515	539,462
United States Steel Corp.,
6.875%, 8/15/25	1,625	1,642,794

		2,807,781

Lodging—2.5%
Hilton Domestic Operating Co., Inc. (a)(b),
5.125%, 5/1/26	995	982,562
Hilton Worldwide Finance LLC,
4.625%, 4/1/25	575	562,063

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

MGM Resorts International,
6.625%, 12/15/21	$1,000	$1,055,000
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	1,380	1,376,550
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	990	975,150

		4,951,325

Machinery-Construction & Mining—0.6%
Terex Corp. (a)(b),
5.625%, 2/1/25	1,260	1,255,275

Machinery-Diversified—0.6%
Mueller Water Products, Inc. (a)(b),
5.50%, 6/15/26	760	767,600
Tennant Co.,
5.625%, 5/1/25	440	438,900

		1,206,500

Media—6.7%
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	310	290,238
5.75%, 1/15/24	1,245	1,251,225
Clear Channel Worldwide Holdings, Inc., Ser. B,
6.50%, 11/15/22	1,345	1,378,625
CSC Holdings LLC,
6.75%, 11/15/21	1,460	1,533,000
DISH DBS Corp.,
5.875%, 7/15/22	1,035	976,781
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	1,180	1,125,425
LIN Television Corp.,
5.875%, 11/15/22	1,085	1,112,125
LiveStyle, Inc., (a)(b)(c)(e)(f)(h),
9.625%, 2/1/19
(cost—$2,764,777; purchased 1/31/14-2/3/14)	2,761	55
McClatchy Co.,
9.00%, 12/15/22	1,273	1,336,777
Meredith Corp. (a)(b),
6.875%, 2/1/26	1,415	1,399,081
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	1,315	1,270,619
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	1,580	1,481,250

		13,155,201

Metal Fabricate/Hardware—0.8%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	1,500	1,526,250

Mining—3.5%
Alcoa Nederland Holding BV (a)(b),
6.125%, 5/15/28	495	499,331
6.75%, 9/30/24	1,000	1,059,590

	Principal Amount (000s)	Value*

Constellium NV (a)(b),
6.625%, 3/1/25	$1,545	$1,560,435
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	1,210	1,152,525
Hudbay Minerals, Inc. (a)(b),
7.25%, 1/15/23	235	243,225
7.625%, 1/15/25	930	978,825
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,235	1,372,394

		6,866,325

Miscellaneous Manufacturing—0.8%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	1,515	1,518,788

Oil, Gas & Consumable Fuels—8.7%
AmeriGas Partners L.P.,
5.875%, 8/20/26	1,505	1,474,900
Callon Petroleum Co.,
6.125%, 10/1/24	1,520	1,546,600
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	1,380	1,380,000
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	935	951,363
Chesapeake Energy Corp.,
8.00%, 1/15/25	660	673,827
Continental Resources, Inc.,
5.00%, 9/15/22	765	776,999
CVR Refining LLC,
6.50%, 11/1/22	1,110	1,137,750
Ensco PLC,
5.20%, 3/15/25	305	254,294
7.75%, 2/1/26	1,030	976,903
EP Energy LLC,
9.375%, 5/1/20	510	506,175
Noble Holding International Ltd.,
7.75%, 1/15/24	635	604,838
Oasis Petroleum, Inc.,
6.875%, 3/15/22	1,575	1,606,043
Range Resources Corp.,
4.875%, 5/15/25	1,645	1,550,412
Sanchez Energy Corp.,
6.125%, 1/15/23	1,400	955,500
Sunoco L.P. (a)(b),
5.50%, 2/15/26	990	940,500
5.875%, 3/15/28	650	614,465
Transocean, Inc. (a)(b),
7.50%, 1/15/26	1,115	1,135,209

		17,085,778

Paper & Forest Products—0.5%
Mercer International, Inc. (a)(b),
5.50%, 1/15/26	1,050	1,021,125

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Pharmaceuticals—2.1%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	$840	$688,800
Horizon Pharma, Inc.,
6.625%, 5/1/23	1,490	1,506,762
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	1,390	1,285,750
7.50%, 7/15/21	720	732,600

		4,213,912

Pipelines—0.7%
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	1,420	1,423,550

Real Estate—1.9%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	985	912,356
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	1,483	1,445,925
Uniti Group L.P.,
8.25%, 10/15/23	1,500	1,440,300

		3,798,581

Retail—3.2%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	1,610	1,531,432
Beacon Roofing Supply, Inc. (a)(b),
4.875%, 11/1/25	1,070	995,100
Conn’s, Inc.,
7.25%, 7/15/22	1,595	1,591,331
KFC Holding Co. (a)(b),
4.75%, 6/1/27	1,370	1,298,075
Men’s Wearhouse, Inc.,
7.00%, 7/1/22	815	845,563

		6,261,501

Semiconductors—2.4%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	983	1,091,130
Amkor Technology, Inc.,
6.375%, 10/1/22	1,000	1,021,250
Entegris, Inc. (a)(b),
4.625%, 2/10/26	390	373,425
Qorvo, Inc.,
7.00%, 12/1/25	1,375	1,485,000
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	750	780,937

		4,751,742

Software—2.9%
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	1,420	1,443,075
First Data Corp. (a)(b),
7.00%, 12/1/23	1,105	1,153,708
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	1,570	1,597,475

	Principal Amount (000s)	Value*

MSCI, Inc. (a)(b),
5.375%, 5/15/27	$965	$967,412
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	615	619,613

		5,781,283

Telecommunications—8.7%
CenturyLink, Inc., Ser. Y,
7.50%, 4/1/24	1,560	1,606,800
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	1,630	1,495,525
CommScope Technologies LLC (a)(b),
6.00%, 6/15/25	1,000	1,026,250
Consolidated Communications, Inc.,
6.50%, 10/1/22	1,575	1,476,562
Frontier Communications Corp.,
10.50%, 9/15/22	1,135	1,035,688
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	900	895,500
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	1,535	1,423,712
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	870	782,739
Level 3 Financing, Inc.,
5.375%, 5/1/25	1,325	1,278,625
Sprint Communications, Inc.,
11.50%, 11/15/21	1,750	2,073,750
Sprint Corp.,
7.625%, 3/1/26	1,065	1,087,631
T-Mobile USA, Inc.,
4.50%, 2/1/26	315	294,525
4.75%, 2/1/28	1,090	1,009,613
Windstream Services LLC (a)(b),
6.375%, 8/1/23	2,677	1,592,815

		17,079,735

Transportation—1.1%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	580	594,332
6.50%, 6/15/22	1,545	1,589,419

		2,183,751

Total Corporate Bonds & Notes (cost—$193,572,616)		186,484,061

	Shares

PREFERRED STOCK (a)(d)(e)(g)(h)—3.1%

Media—3.1%
LiveStyle, Inc., Ser. A	2,672	363,526
LiveStyle, Inc., Ser. B	57,581	5,758,100

Total Preferred Stock (cost—$5,907,093)		6,121,626

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

COMMON STOCK (a)(d)(e)(g)—0.3%

Advertising—0.3%
Affinion Group Holdings, Inc., Class A (f) (cost—$769,740; purchased 11/9/15-11/12/15)	43,401	$580,705

Aerospace & Defense—0.0%
Erickson, Inc.	2,675	87,339

Media—0.0%
LiveStyle, Inc. (h)	67,983	7

Total Common Stock (cost—$2,260,807)		668,051

	Units

WARRANTS (d)(e)(g)—0.0%

Commercial Services—0.0%
Cenveo, Inc., strike price $12.00, expires 6/10/24, (b)	243,090	22

Media—0.0%
LiveStyle, Inc., expires 11/30/21, Ser. C, (a)(h)	14,500	1

Total Warrants (cost—$67,409)		23

	Principal Amount (000s)

Repurchase Agreements—0.8%

State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,655,048; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,692,868 including accrued interest (cost—$1,655,000)	$1,655	1,655,000

Total Investments (cost—$203,462,925)—98.8%		194,928,761

Other assets less liabilities—1.2%		2,301,921

Net Assets—100.0%		$197,230,682

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $93,103,429, representing 47.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $86,313,771, representing 43.8% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $6,789,700, representing 3.4% of net assets.
(e)	Level 3 security.
(f)	Restricted. The aggregate cost of such securities is $6,443,915. The aggregate value is $707,205, representing 0.4% of net assets.
(g)	Non-income producing.
(h)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 3.1% of net assets.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI International Growth Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—98.4%

Australia—1.2%
CSL Ltd.	1,679	$238,994

Brazil—2.8%
Lojas Renner S.A.	16,749	126,922
Odontoprev S.A.	38,544	129,980
Raia Drogasil S.A.	10,901	186,758
WEG S.A.	28,913	121,224

		564,884

Canada—9.0%
Alimentation Couche-Tard, Inc., Class B	11,726	509,392
Canadian National Railway Co.	3,992	326,520
Constellation Software, Inc.	633	490,910
Restaurant Brands International, Inc.	8,550	515,738

		1,842,560

China—12.2%
Alibaba Group Holding Ltd. ADR (c)	4,251	788,688
Baidu, Inc. ADR (c)	1,845	448,335
Tencent Holdings Ltd.	17,133	860,340
Weibo Corp. ADR (c)	4,524	401,550

		2,498,913

Denmark—9.5%
Ambu A/S, Class B	17,318	582,569
Coloplast A/S, Class B	2,987	298,229
DSV A/S	6,470	520,846
Novo Nordisk A/S, Class B	11,982	553,455

		1,955,099

France—3.7%
Dassault Systemes SE	1,687	236,085
Ingenico Group S.A.	1,582	141,849
Legrand S.A.	2,328	170,519
Sartorius Stedim Biotech	2,015	210,210

		758,663

Germany—12.7%
Bechtle AG	3,801	292,158
Fresenius SE & Co. KGaA	4,757	380,867
Infineon Technologies AG	24,370	619,030
SAP SE	6,233	719,398
Scout24 AG (a)	6,532	345,733
Zalando SE (a)(c)	4,515	251,630

		2,608,816

Hong Kong—3.0%
AIA Group Ltd.	70,521	614,338

India—3.3%
HDFC Bank Ltd.	9,615	296,545
HDFC Bank Ltd. ADR	3,575	375,447

		671,992

	Shares	Value*

Indonesia—1.7%
Ace Hardware Indonesia Tbk PT	2,036,110	$180,451
Bank Central Asia Tbk PT	109,118	162,960

		343,411

Ireland—3.5%
Kingspan Group PLC	7,369	369,005
Ryanair Holdings PLC ADR (c)	3,045	347,830

		716,835

Japan—6.6%
Hoshizaki Corp.	2,739	276,810
Keyence Corp.	779	439,367
MonotaRO Co., Ltd.	9,069	400,629
Sundrug Co., Ltd.	6,090	246,715

		1,363,521

Korea (Republic of)—1.4%
LG Household & Health Care Ltd.	235	294,472

Mexico—0.9%
Fomento Economico Mexicano S.A.B de C.V. UNIT	21,963	193,020

Netherlands—1.9%
ASML Holding NV	1,941	384,094

Philippines—1.1%
Jollibee Foods Corp.	23,572	116,220
Universal Robina Corp.	48,389	109,531

		225,751

South Africa—1.9%
PSG Group Ltd.	24,509	385,533

Spain—1.6%
Amadeus IT Group S.A.	4,302	338,277

Sweden—7.4%
Assa Abloy AB, Class B	15,665	332,279
Atlas Copco AB, Class A	9,319	269,883
Epiroc AB, Class A (c)	8,654	90,813
Hexagon AB, Class B	5,130	285,059
Hexpol AB	29,063	300,615
Trelleborg AB, Class B	10,863	230,988

		1,509,637

Switzerland—3.8%
Cie Financiere Richemont S.A.	2,616	221,142
Partners Group Holding AG	325	237,590
Roche Holding AG	723	160,403
VAT Group AG (a)(c)	1,271	169,238

		788,373

United Kingdom—9.2%
ASOS PLC (c)	2,897	232,377
British American Tobacco PLC	8,762	441,372
DCC PLC	4,574	414,766

Schedule of Investments

AllianzGI International Growth Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Reckitt Benckiser Group PLC	5,935	$487,648
Unilever PLC	5,694	314,539

		1,890,702

Total Common Stock (cost—$15,722,118)		20,187,885

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $341,010; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $352,078 including accrued interest (cost—$341,000)	$341	341,000

Total Investments (cost—$16,063,118) (b)—100.1%		20,528,885

Liabilities in excess of other assets—(0.1)%		(11,822)

Net Assets—100.0%		$20,517,063

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $766,601, representing 3.7% of net assets.

(b)	Securities with an aggregate value of $14,585,302, representing 71.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Internet Software & Services	13.9%
Software	7.0%
Machinery	5.6%
Healthcare Equipment & Supplies	5.3%
Semiconductors & Semiconductor Equipment	4.9%
Food & Staples Retailing	4.6%
Electronic Equipment, Instruments & Components	4.2%
Road & Rail	4.1%
Banks	4.1%
Pharmaceuticals	3.5%
Building Products	3.4%
Hotels, Restaurants & Leisure	3.1%
IT Services	3.1%
Insurance	3.0%
Personal Products	3.0%
Healthcare Providers & Services	2.5%
Household Products	2.4%
Internet & Catalog Retail	2.4%
Tobacco	2.1%
Industrial Conglomerates	2.0%
Trading Companies & Distributors	1.9%
Diversified Financial Services	1.9%
Airlines	1.7%
Chemicals	1.5%
Biotechnology	1.2%
Capital Markets	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Beverages	0.9%
Specialty Retail	0.9%
Electrical Equipment	0.8%
Multi-Line Retail	0.6%
Food Products	0.5%
Repurchase Agreements	1.7%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—96.3%

Australia—4.0%
ALS Ltd.	196,600	$1,096,024
Beach Energy Ltd.	621,727	804,748
Boral Ltd.	266,863	1,287,484
Challenger Ltd.	90,047	788,024
Downer EDI Ltd.	242,019	1,211,651
G8 Education Ltd.	233,800	402,592
GUD Holdings Ltd.	67,810	710,142
Santos Ltd. (c)	304,029	1,408,155

		7,708,820

Austria—4.1%
Schoeller-Bleckmann Oilfield Equipment AG	20,400	2,448,454
UNIQA Insurance Group AG	277,230	2,546,993
Wienerberger AG	116,957	2,917,337

		7,912,784

China—1.6%
Angel Yeast Co., Ltd., Class A	199,350	1,070,111
China Everbright Greentech Ltd. (a)	731,235	762,437
CIFI Holdings Group Co., Ltd.	760,000	481,423
Sunny Optical Technology Group Co., Ltd.	22,300	413,606
Zhejiang Dingli Machinery Co., Ltd., Class A	61,124	426,775

		3,154,352

Denmark—4.7%
Ambu A/S, Class B	105,908	3,562,692
FLSmidth & Co. A/S	44,722	2,668,393
SimCorp A/S	36,515	2,949,171

		9,180,256

Finland—2.5%
Huhtamaki Oyj	56,297	2,076,041
Outotec Oyj (c)	341,464	2,707,433

		4,783,474

France—6.2%
APERAM S.A.	51,908	2,224,917
Ingenico Group S.A.	17,477	1,567,062
Korian S.A.	39,060	1,316,753
Nexity S.A.	53,749	3,393,224
Sartorius Stedim Biotech	34,873	3,638,040

		12,139,996

Germany—6.0%
Aareal Bank AG	66,511	2,917,914
Bechtle AG	35,227	2,707,668
CANCOM SE	32,438	3,296,061
Hella GmbH & Co. KGaA	49,221	2,748,371

		11,670,014

Hong Kong—2.2%
Johnson Electric Holdings Ltd.	446,000	1,298,827
Man Wah Holdings Ltd.	281,600	220,422

	Shares	Value*

Melco International Development Ltd.	248,000	$760,765
Microport Scientific Corp.	524,000	632,205
Sa Sa International Holdings Ltd.	694,000	439,676
Techtronic Industries Co., Ltd.	152,500	846,968

		4,198,863

Indonesia—0.4%
Jasa Marga Persero Tbk PT	2,858,200	832,585

Italy—2.5%
Buzzi Unicem SpA	109,787	2,682,431
De’ Longhi SpA	76,084	2,151,479

		4,833,910

Japan—30.2%
Arata Corp.	28,500	1,720,428
COMSYS Holdings Corp.	153,300	4,057,409
Gunma Bank Ltd.	514,273	2,692,097
Ichigo, Inc.	662,400	3,102,645
Japan Lifeline Co., Ltd.	51,900	1,272,388
Kenko Mayonnaise Co., Ltd.	43,500	1,598,981
KH Neochem Co., Ltd.	146,800	4,441,701
Lion Corp.	151,400	2,770,353
MISUMI Group, Inc.	87,000	2,531,247
Mitsubishi UFJ Lease & Finance Co., Ltd.	510,400	3,128,942
Mitsui Mining & Smelting Co., Ltd.	35,000	1,485,478
Miura Co., Ltd.	97,800	2,373,102
Morinaga Milk Industry Co., Ltd.	69,100	2,582,353
Nippon Carbon Co., Ltd.	27,100	1,514,546
Nippon Shinyaku Co., Ltd.	36,700	2,277,529
Nippon Thompson Co., Ltd.	118,800	929,940
Okamura Corp.	222,900	3,273,031
Persol Holdings Co., Ltd.	58,700	1,307,271
Pigeon Corp.	67,000	3,256,009
Rengo Co., Ltd.	422,600	3,716,845
Rohto Pharmaceutical Co., Ltd.	90,000	2,883,688
SCREEN Holdings Co., Ltd.	29,400	2,058,998
Start Today Co., Ltd.	39,400	1,425,514
Ube Industries Ltd.	84,500	2,194,070

		58,594,565

Korea (Republic of)—0.1%
HyVision System, Inc.	14,923	191,510

Netherlands—2.5%
Aalberts Industries NV	53,160	2,539,478
ASR Nederland NV	58,876	2,397,483

		4,936,961

Norway—1.7%
Elkem ASA (a)(c)	710,816	3,294,710

Philippines—0.2%
Integrated Micro-Electronics, Inc.	1,477,300	387,143

Singapore—0.4%
Venture Corp., Ltd.	59,000	770,835

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Spain—2.7%
Melia Hotels International S.A.	188,660	$2,580,616
Unicaja Banco S.A. (a)	1,621,651	2,777,197

		5,357,813

Sweden—3.0%
AAK AB	219,913	3,490,038
Fastighets AB Balder, Class B (c)	87,452	2,275,641

		5,765,679

Switzerland—6.9%
ams AG (c)	35,568	2,637,727
Galenica AG (a)(c)	51,633	2,737,240
Georg Fischer AG	1,983	2,532,258
Interroll Holding AG	1,684	2,954,032
OC Oerlikon Corp. AG (c)	168,478	2,566,717

		13,427,974

Taiwan—2.4%
ASPEED Technology, Inc.	24,000	628,358
Chipbond Technology Corp.	423,000	875,220
Ennoconn Corp.	78,063	1,130,851
Faraday Technology Corp.	491,000	960,523
Globalwafers Co., Ltd.	62,000	1,026,468

		4,621,420

United Kingdom—12.0%
ASOS PLC (c)	33,767	2,708,550
Auto Trader Group PLC (a)	597,327	3,347,655
Genus PLC	87,725	3,042,844
Intermediate Capital Group PLC	231,822	3,358,382
RPC Group PLC	233,394	2,297,924
Senior PLC	842,958	3,370,226
Spectris PLC	59,435	2,042,090
Tullow Oil PLC (c)	976,997	3,143,623

		23,311,294

Total Common Stock (cost—$155,837,943)		187,074,958

PREFERRED STOCK—1.3%

Germany—1.3%
Jungheinrich AG (cost—$2,347,041)	68,698	2,539,577

	Principal Amount (000s)	Value*

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,183,035; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $1,209,727 including accrued interest (cost—$1,183,000)	$1,183	$1,183,000

Total Investments (cost—$159,367,984) (b)—98.2%		190,797,535

Other assets less liabilities—1.8%		3,442,989

Net Assets—100.0%		$194,240,524

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $12,919,239, representing 6.7% of net assets.

(b)	Securities with an aggregate value of $189,614,535, representing 97.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	8.7%
Chemicals	5.1%
Food Products	4.5%
Semiconductors & Semiconductor Equipment	4.2%
Containers & Packaging	4.2%
Pharmaceuticals	4.1%
Healthcare Equipment & Supplies	4.0%
Diversified Financial Services	3.6%
Construction Materials	3.5%
Construction & Engineering	3.5%
Metals & Mining	3.3%
Real Estate Management & Development	3.2%
Household Products	3.1%
IT Services	3.1%
Banks	2.8%
Electronic Equipment, Instruments & Components	2.8%
Oil, Gas & Consumable Fuels	2.8%
Insurance	2.5%
Commercial Services & Supplies	2.3%
Internet & Catalog Retail	2.1%
Auto Components	1.8%
Aerospace & Defense	1.7%
Capital Markets	1.7%
Internet Software & Services	1.7%
Hotels, Restaurants & Leisure	1.7%
Household Durables	1.7%
Biotechnology	1.6%
Software	1.5%
Thrifts & Mortgage Finance	1.5%
Electrical Equipment	1.5%
Healthcare Providers & Services	1.3%
Trading Companies & Distributors	1.3%
Energy Equipment & Services	1.3%
Professional Services	1.2%
Distributors	0.9%
Technology Hardware, Storage & Peripherals	0.6%
Transportation Infrastructure	0.4%
Independent Power Producers & Energy Traders	0.4%
Specialty Retail	0.2%
Diversified Consumer Services	0.2%
Repurchase Agreements	0.6%
Other assets less liabilities	1.8%

100.6%

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—95.5%

Air Freight & Logistics—0.8%
Echo Global Logistics, Inc. (a)	8,105	$237,071

Auto Components—0.8%
Modine Manufacturing Co. (a)	13,113	239,312

Banks—7.5%
Carolina Financial Corp.	6,438	276,319
Equity Bancshares, Inc., Class A (a)	6,913	286,751
First Foundation, Inc. (a)	14,173	262,767
First Internet Bancorp	5,167	176,195
Franklin Financial Network, Inc. (a)	5,883	221,201
National Commerce Corp. (a)	4,356	201,683
Preferred Bank	3,791	232,995
Triumph Bancorp, Inc. (a)	5,562	226,651
Veritex Holdings, Inc. (a)	8,642	268,507

		2,153,069

Beverages—2.2%
MGP Ingredients, Inc.	4,230	375,666
Primo Water Corp. (a)	13,953	244,038

		619,704

Biotechnology—10.9%
Abeona Therapeutics, Inc. (a)	6,031	96,496
Achaogen, Inc. (a)	5,439	47,102
Adamas Pharmaceuticals, Inc. (a)	2,902	74,959
Akebia Therapeutics, Inc. (a)	6,626	66,127
Albireo Pharma, Inc. (a)	2,117	75,154
Audentes Therapeutics, Inc. (a)	3,283	125,443
BioCryst Pharmaceuticals, Inc. (a)	13,515	77,441
BioSpecifics Technologies Corp. (a)	3,081	138,214
Cara Therapeutics, Inc. (a)	5,868	112,372
Corbus Pharmaceuticals Holdings, Inc. (a)	7,846	39,622
Cytokinetics, Inc. (a)	6,715	55,735
CytomX Therapeutics, Inc. (a)	5,828	133,228
Flexion Therapeutics, Inc. (a)	7,330	189,480
ImmunoGen, Inc. (a)	12,075	117,490
Inovio Pharmaceuticals, Inc. (a)	12,733	49,913
Intellia Therapeutics, Inc. (a)	4,821	131,903
Iovance Biotherapeutics, Inc. (a)	10,387	132,954
Karyopharm Therapeutics, Inc. (a)	6,208	105,474
La Jolla Pharmaceutical Co. (a)	4,760	138,849
MacroGenics, Inc. (a)	5,688	117,457
Pieris Pharmaceuticals, Inc. (a)	9,466	47,993
Progenics Pharmaceuticals, Inc. (a)	13,881	111,603
Rigel Pharmaceuticals, Inc. (a)	27,424	77,610
Sangamo Therapeutics, Inc. (a)	9,181	130,370
T2 Biosystems, Inc. (a)	22,731	175,938
TG Therapeutics, Inc. (a)	9,185	120,783
uniQure NV (a)	2,953	111,623
Vanda Pharmaceuticals, Inc. (a)	8,176	155,753
Verastem, Inc. (a)	11,214	77,152
Voyager Therapeutics, Inc. (a)	4,184	81,755

		3,115,993

	Shares	Value*

Building Products—0.9%
PGT Innovations, Inc. (a)	11,954	$249,241

Chemicals—2.4%
American Vanguard Corp.	10,148	232,896
KMG Chemicals, Inc.	3,456	254,984
Koppers Holdings, Inc. (a)	5,197	199,305

		687,185

Construction & Engineering—2.1%
NV5 Global, Inc. (a)	5,654	391,822
Sterling Construction Co., Inc. (a)	15,946	207,777

		599,599

Construction Materials—0.8%
U.S. Concrete, Inc. (a)	4,369	229,373

Diversified Consumer Services—0.7%
Carriage Services, Inc.	8,064	197,971

Diversified Telecommunication Services—0.8%
ORBCOMM, Inc. (a)	21,950	221,695

Electrical Equipment—0.4%
Plug Power, Inc. (a)	63,200	127,664

Electronic Equipment, Instruments & Components—0.9%
Mesa Laboratories, Inc.	1,218	257,095

Energy Equipment & Services—1.0%
Newpark Resources, Inc. (a)	14,876	161,405
Nine Energy Service, Inc. (a)	3,770	124,862

		286,267

Food Products—0.9%
John B Sanfilippo & Son, Inc.	3,318	247,025

Healthcare Equipment & Supplies—11.9%
Antares Pharma, Inc. (a)	45,458	117,282
AxoGen, Inc. (a)	10,665	535,916
Cerus Corp. (a)	27,745	185,059
CryoLife, Inc. (a)	10,633	296,129
CryoPort, Inc. (a)	22,821	360,115
Cutera, Inc. (a)	8,212	330,944
CytoSorbents Corp. (a)	13,075	149,055
Heska Corp. (a)	1,776	184,331
LeMaitre Vascular, Inc.	11,163	373,737
Sientra, Inc. (a)	8,293	161,797
Surmodics, Inc. (a)	5,579	307,961
Tactile Systems Technology, Inc. (a)	7,698	400,296

		3,402,622

Healthcare Providers & Services—3.2%
BioTelemetry, Inc. (a)	12,241	550,845
R1 RCM, Inc. (a)	15,675	136,059
RadNet, Inc. (a)	15,612	234,180

		921,084

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Healthcare Technology—3.1%
Tabula Rasa HealthCare, Inc. (a)	8,171	$521,555
Vocera Communications, Inc. (a)	11,757	351,417

		872,972

Hotels, Restaurants & Leisure—2.5%
Carrols Restaurant Group, Inc. (a)	18,969	281,690
Century Casinos, Inc. (a)	23,350	204,312
Golden Entertainment, Inc. (a)	8,703	234,894

		720,896

Household Durables—1.7%
LGI Homes, Inc. (a)	5,346	308,625
M/I Homes, Inc. (a)	6,763	179,084

		487,709

Internet & Catalog Retail—1.0%
Gaia, Inc., Class A (a)	13,583	275,056

Internet Software & Services—5.9%
Amber Road, Inc. (a)	22,018	207,190
Brightcove, Inc. (a)	19,657	189,690
Carbonite, Inc. (a)	10,017	349,593
Five9, Inc. (a)	6,348	219,450
Instructure, Inc. (a)	8,157	347,080
LivePerson, Inc. (a)	17,067	360,114

		1,673,117

IT Services—0.7%
Hackett Group, Inc.	11,676	187,633

Leisure Equipment & Products—0.8%
MCBC Holdings, Inc. (a)	8,075	233,771

Life Sciences Tools & Services—1.9%
Codexis, Inc. (a)	8,811	126,878
NeoGenomics, Inc. (a)	31,589	414,132

		541,010

Machinery—4.6%
Commercial Vehicle Group, Inc. (a)	17,555	128,854
DMC Global, Inc.	3,973	178,388
Energy Recovery, Inc. (a)	9,334	75,419
Kadant, Inc.	3,515	337,967
Kornit Digital Ltd. (a)	11,366	202,315
Spartan Motors, Inc.	12,697	191,724
Titan International, Inc.	18,574	199,299

		1,313,966

Oil, Gas & Consumable Fuels—3.1%
Abraxas Petroleum Corp. (a)	62,369	180,247
Evolution Petroleum Corp.	22,882	225,388
Penn Virginia Corp. (a)	3,453	293,125
Ring Energy, Inc. (a)	15,920	200,910

		899,670

Personal Products—1.4%
Medifast, Inc.	2,551	408,568

	Shares	Value*

Pharmaceuticals—4.7%
Amphastar Pharmaceuticals, Inc. (a)	8,028	$122,507
ANI Pharmaceuticals, Inc. (a)	3,616	241,549
Assembly Biosciences, Inc. (a)	2,613	102,456
Cymabay Therapeutics, Inc. (a)	9,091	122,001
Endocyte, Inc. (a)	8,973	123,828
Intersect ENT, Inc. (a)	7,617	285,257
Omeros Corp. (a)	5,484	99,480
Paratek Pharmaceuticals, Inc. (a)	3,792	38,678
Revance Therapeutics, Inc. (a)	3,978	109,196
WaVe Life Sciences Ltd. (a)	2,317	88,625

		1,333,577

Professional Services—1.6%
CRA International, Inc.	3,731	189,871
Kforce, Inc.	7,484	256,701

		446,572

Road & Rail—0.7%
Daseke, Inc. (a)	20,044	199,037

Semiconductors & Semiconductor Equipment—3.1%
Axcelis Technologies, Inc. (a)	7,612	150,718
AXT, Inc. (a)	26,340	185,697
CEVA, Inc. (a)	5,773	174,344
FormFactor, Inc. (a)	14,590	194,047
Ichor Holdings Ltd. (a)	8,067	171,182

		875,988

Software—4.9%
Asure Software, Inc. (a)	14,724	234,848
Everbridge, Inc. (a)	7,918	375,472
Model N, Inc. (a)	13,833	257,294
PROS Holdings, Inc. (a)	6,536	239,021
Upland Software, Inc. (a)	8,890	305,549

		1,412,184

Technology Hardware, Storage & Peripherals—1.8%
USA Technologies, Inc. (a)	36,809	515,326

Thrifts & Mortgage Finance—1.9%
First Defiance Financial Corp.	4,289	287,620
Meridian Bancorp, Inc.	13,453	257,625

		545,245

Trading Companies & Distributors—0.4%
Titan Machinery, Inc. (a)	8,300	129,065

Wireless Telecommunication Services—1.5%
Boingo Wireless, Inc. (a)	18,564	419,361

Total Common Stock (cost—$18,863,434)		27,282,693

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—4.5%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $1,280,037; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $1,307,535 including accrued interest (cost—$1,280,000)	$1,280	$1,280,000

Total Investments (cost—$20,143,434)—100.0%		28,562,693

Other assets less liabilities—0.0%		12,509

Net Assets—100.0%		$28,575,202

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—90.6%

Brazil—4.0%
Banco Santander Brasil S.A. UNIT	136,200	$1,029,648
Cia de Locacao das Americas	171,500	1,039,863
Energisa S.A. UNIT	135,700	1,024,118
Hypera S.A.	142,900	1,017,989
IRB Brasil Resseguros S.A.	91,900	1,146,453
Vale S.A. ADR	84,859	1,087,892

		6,345,963

Chile—0.7%
Banco Santander Chile	14,172,287	1,109,672

China—27.5%
Agricultural Bank of China Ltd., Class H	2,266,000	1,057,608
Anhui Conch Cement Co., Ltd., Class H	184,500	1,052,185
Anhui Jinhe Industrial Co., Ltd., Class A	289,564	883,741
Bank of China Ltd., Class H	2,115,000	1,048,880
Baoshan Iron & Steel Co., Ltd., Class A	808,339	949,154
China Construction Bank Corp., Class H	1,207,000	1,104,454
China Medical System Holdings Ltd.	479,000	954,095
China Meidong Auto Holdings Ltd.	2,522,000	1,139,201
China Merchants Bank Co., Ltd., Class H	286,600	1,054,232
China Petroleum & Chemical Corp., Class H	1,176,000	1,052,658
China Shenhua Energy Co., Ltd., Class H	428,000	1,012,325
CNOOC Ltd.	680,000	1,165,210
Consun Pharmaceutical Group Ltd.	1,138,000	1,061,469
Country Garden Holdings Co., Ltd.	647,000	1,134,189
ENN Energy Holdings Ltd.	113,000	1,106,654
Focus Media Information Technology Co., Ltd., Class A	717,960	1,034,390
Geely Automobile Holdings Ltd.	403,000	1,036,875
Gree Electric Appliances, Inc. of Zhuhai, Class A	151,600	1,075,200
Guangdong Provincial Expressway Development Co., Ltd., Class B	1,318,487	1,040,938
Hengtong Optic-electric Co., Ltd., Class A	295,120	978,874
Industrial & Commercial Bank of China Ltd., Class H	1,453,000	1,083,705
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	243,600	1,023,149
Jinyu Bio-Technology Co., Ltd., Class A	371,176	956,738
JNBY Design Ltd.	516,500	1,180,025
Kingboard Laminates Holdings Ltd.	857,500	1,054,344
Kweichow Moutai Co., Ltd., Class A	10,500	1,156,403

	Shares	Value*

Lee & Man Paper Manufacturing Ltd.	1,025,000	$1,034,099
Longfor Properties Co., Ltd.	402,000	1,080,841
Midea Group Co., Ltd., Class A	132,414	1,040,167
People’s Insurance Co. Group of China Ltd., Class H	2,301,000	1,077,163
Qingdao Haier Co., Ltd., Class A	408,200	1,182,889
Qingdao Port International Co., Ltd., Class H (a)	1,425,000	1,066,939
Shengyi Technology Co., Ltd., Class A	647,280	891,403
Shenzhen Expressway Co., Ltd., Class H	1,208,000	1,183,676
Shenzhen International Holdings Ltd.	510,000	1,052,083
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,698,000	1,032,241
Tencent Holdings Ltd.	23,200	1,164,997
Tencent Holdings Ltd. ADR	23,100	1,160,775
Wanhua Chemical Group Co., Ltd., Class A	174,700	1,193,539
Wuliangye Yibin Co., Ltd., Class A	97,100	1,109,168
Zhuzhou Kibing Group Co., Ltd., Class A	1,418,800	949,765

		43,616,441

Hong Kong—3.3%
AIA Group Ltd.	130,400	1,135,968
BOC Hong Kong Holdings Ltd.	214,500	1,008,136
Sands China Ltd.	196,000	1,044,952
Xin Point Holdings Ltd.	1,536,000	1,012,502
Xinyi Glass Holdings Ltd.	858,000	1,040,704

		5,242,262

India—9.2%
BSE Ltd.	90,649	1,109,972
Cyient Ltd.	99,794	1,117,016
Dewan Housing Finance Corp., Ltd.	120,132	1,114,520
HCL Technologies Ltd.	78,520	1,061,712
Hexaware Technologies Ltd.	180,780	1,209,303
Indiabulls Housing Finance Ltd.	62,239	1,037,451
Infosys Ltd.	60,516	1,163,214
Larsen & Toubro Infotech Ltd. (a)	50,873	1,238,590
Mphasis Ltd.	74,861	1,179,972
Reliance Industries Ltd.	86,368	1,228,057
Sonata Software Ltd.	231,440	1,060,441
Tech Mahindra Ltd.	107,995	1,029,284
Yes Bank Ltd.	221,617	1,099,763

		14,649,295

Indonesia—1.2%
Bank Rakyat Indonesia Persero Tbk PT	5,235,300	1,035,494
Bank Tabungan Negara Persero Tbk PT	5,136,200	876,577

		1,912,071

Korea (Republic of)—10.9%
DB Insurance Co., Ltd.	20,400	1,080,346
F&F Co., Ltd.	16,200	1,186,694

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Hana Financial Group, Inc.	27,010	$1,037,204
Hyundai Marine & Fire Insurance Co., Ltd.	35,165	1,064,828
KB Financial Group, Inc.	20,680	973,443
Korea United Pharm, Inc.	40,280	932,776
LEENO Industrial, Inc.	21,760	1,228,497
LG Electronics, Inc.	5,260	391,634
Meritz Fire & Marine Insurance Co., Ltd.	54,760	943,005
POSCO	3,566	1,052,183
PSK, Inc.	49,290	1,128,230
Samsung Electronics Co., Ltd.	27,530	1,153,220
Shinhan Financial Group Co., Ltd.	26,990	1,045,002
SK Holdings Co., Ltd. (e)	4,050	940,389
SK Hynix, Inc.	16,130	1,238,126
Tokai Carbon Korea Co., Ltd.	18,410	1,070,360
WONIK IPS Co., Ltd.	35,510	894,365

		17,360,302

Malaysia—2.1%
Inari Amertron Bhd.	2,166,100	1,207,762
Serba Dinamik Holdings Bhd.	1,340,900	1,076,940
SKP Resources Bhd.	2,809,000	972,684

		3,257,386

Mexico—4.6%
Banco del Bajio S.A. (a)	524,200	1,102,231
Bolsa Mexicana de Valores S.A.B de C.V.	672,800	1,132,499
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	220,700	1,152,604
Grupo Financiero Banorte S.A.B de C.V., Class O	203,400	1,196,010
Grupo Financiero Interacciones S.A. de C.V., Class O	230,100	1,104,142
Mexichem S.A.B de C.V.	391,900	1,132,273
Prologis Property Mexico S.A. de C.V. REIT	276,700	507,416

		7,327,175

Peru—0.7%
Credicorp Ltd.	4,701	1,058,289

Philippines—0.6%
San Miguel Food and Beverage, Inc.	879,400	985,396

Russian Federation—3.7%
Gazprom Neft PJSC ADR	49,056	1,271,531
Lukoil PJSC (c)(d)	18,062	1,253,322
Moscow Exchange MICEX-RTS PJSC (c)(d)(e)	626,323	1,083,539
Tatneft PJSC (c)(d)	110,238	1,188,366
TCS Group Holding PLC GDR	55,354	1,145,828

		5,942,586

Singapore—2.0%
China Sunsine Chemical Holdings Ltd.	942,400	1,068,935

	Shares	Value*

DBS Group Holdings Ltd.	53,400	$1,038,471
Venture Corp., Ltd.	76,300	996,860

		3,104,266

South Africa—5.3%
Astral Foods Ltd.	52,221	1,086,600
Investec Property Fund Ltd. REIT	806,795	897,935
JSE Ltd.	90,067	1,064,389
Mondi Ltd.	43,221	1,170,707
Naspers Ltd., Class N	5,015	1,264,501
Naspers Ltd., Class N ADR	23,500	1,177,820
Rand Merchant Investment Holdings Ltd.	338,536	920,159
Santam Ltd.	41,790	869,525

		8,451,636

Taiwan—11.3%
Ardentec Corp.	1,045,000	1,153,641
Catcher Technology Co., Ltd.	104,000	1,161,191
Chroma ATE, Inc.	216,000	1,159,718
Getac Technology Corp.	801,000	1,155,334
Greatek Electronics, Inc.	599,000	1,061,009
ITEQ Corp.	525,000	1,222,983
King’s Town Bank Co., Ltd.	965,000	1,034,545
KMC Kuei Meng International, Inc.	272,000	1,230,439
On-Bright Electronics, Inc.	108,000	1,002,444
Powertech Technology, Inc.	365,000	1,057,978
Taiwan Semiconductor Manufacturing Co., Ltd.	147,178	1,045,122
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,049	1,062,031
Taiwan Union Technology Corp.	347,000	1,222,296
Tripod Technology Corp.	379,000	1,040,821
Wiwynn Corp. (e)	70,635	1,224,307
WT Microelectronics Co., Ltd.	710,543	1,035,493

		17,869,352

Thailand—1.9%
PTT Global Chemical PCL NVDR	444,900	979,339
PTT PCL NVDR	712,800	1,030,536
Tisco Financial Group PCL NVDR	403,800	1,022,848

		3,032,723

Turkey—1.0%
Tofas Turk Otomobil Fabrikasi AS	159,954	837,104
Trakya Cam Sanayii AS	900,409	814,500

		1,651,604

United Arab Emirates—0.6%
Dubai Islamic Bank PJSC	765,034	1,014,311

Total Common Stock (cost—$150,322,133)		143,930,730

PREFERRED STOCK—4.5%

Brazil—2.1%
Banco do Estado do Rio Grande do Sul S.A., Class B	291,700	1,110,127
Itausa—Investimentos Itau S.A.	445,720	1,055,721

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Petroleo Brasileiro S.A.	261,400	$1,159,379

		3,325,227

Korea (Republic of)—2.4%
LG Electronics, Inc.	15,390	472,218
LG Household & Health Care Ltd.	1,596	1,045,684
Samsung Electronics Co., Ltd.	33,920	1,145,441
SK Innovation Co., Ltd.	9,802	1,120,496

		3,783,839

Total Preferred Stock (cost—$7,972,696)		7,109,066

	Principal Amount (000s)

Repurchase Agreements—5.1%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $8,113,237; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $8,276,243 including accrued interest (cost—$8,113,000)	$8,113	8,113,000

Total Investments (cost—$166,407,829) (b)—100.2%		159,152,796

Liabilities in excess of other assets—(0.2)%		(332,381)

Net Assets—100.0%		$158,820,415

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,407,760, representing 2.1% of net assets.

(b)	Securities with an aggregate value of $117,510,037, representing 74.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $3,525,227, representing 2.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	16.6%
Semiconductors & Semiconductor Equipment	7.5%
Oil, Gas & Consumable Fuels	7.2%
Electronic Equipment, Instruments & Components	6.2%
Insurance	5.2%
IT Services	5.0%
Technology Hardware, Storage & Peripherals	4.3%
Chemicals	4.0%
Transportation Infrastructure	3.5%
Capital Markets	2.8%
Household Durables	2.3%
Food Products	1.9%
Metals & Mining	1.9%
Pharmaceuticals	1.9%
Media	1.5%
Textiles, Apparel & Luxury Goods	1.5%
Internet Software & Services	1.5%
Beverages	1.4%
Real Estate Management & Development	1.4%
Paper & Forest Products	1.4%
Thrifts & Mortgage Finance	1.4%
Personal Products	1.3%
Auto Components	1.3%
Automobiles	1.2%
Building Products	1.1%
Equity Real Estate Investment Trusts (REITs)	0.9%
Leisure Equipment & Products	0.8%
Specialty Retail	0.7%
Software	0.7%
Gas Utilities	0.7%
Energy Equipment & Services	0.7%
Construction Materials	0.7%
Hotels, Restaurants & Leisure	0.7%
Road & Rail	0.6%
Electric Utilities	0.6%
Communications Equipment	0.6%
Machinery	0.6%
Biotechnology	0.6%
Industrial Conglomerates	0.6%
Electrical Equipment	0.3%
Repurchase Agreements	5.1%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Australia—6.6%
Abacus Property Group REIT	13,896	$38,783
Beach Energy Ltd.	31,700	41,032
CSR Ltd.	7,380	25,041
Hansen Technologies Ltd.	9,500	22,122
Northern Star Resources Ltd.	6,500	35,189
Pendal Group Ltd.	4,000	29,265
Regis Resources Ltd.	8,500	32,370
Sandfire Resources NL	5,700	38,595

		262,397

Austria—1.5%
Mayr Melnhof Karton AG	233	31,424
Oesterreichische Post AG	630	28,710

		60,134

Belgium—1.1%
Befimmo S.A. REIT	697	42,977

Canada—5.0%
BRP, Inc.	670	32,301
Canfor Pulp Products, Inc.	1,875	35,970
Cogeco, Inc.	663	29,311
Enerplus Corp.	2,650	33,421
Martinrea International, Inc.	2,505	26,867
Transcontinental, Inc., Class A	1,658	38,503

		196,373

China—4.7%
BOC Aviation Ltd. (a)	6,300	39,095
China Water Affairs Group Ltd.	32,000	33,334
Gemdale Properties & Investment Corp. Ltd.	296,000	31,909
Lee & Man Paper Manufacturing Ltd.	30,000	30,266
Road King Infrastructure Ltd.	15,000	26,154
Sinopec Kantons Holdings Ltd.	50,000	23,578

		184,336

Finland—0.8%
Terveystalo Oyj (a)(c)	2,400	30,250

France—2.0%
Alten S.A.	320	32,895
Euronext NV (a)	743	47,082

		79,977

Hong Kong—4.8%
CITIC Telecom International Holdings Ltd.	123,000	32,232
Dah Sing Financial Holdings Ltd.	4,800	27,991
Fairwood Holdings Ltd.	8,000	30,565
Giordano International Ltd.	54,000	33,962
Johnson Electric Holdings Ltd.	10,500	30,578
Xinyi Glass Holdings Ltd.	28,000	33,962

		189,290

Israel—0.7%
Israel Discount Bank Ltd., Class A	9,500	27,756

	Shares	Value*

Italy—0.9%
A2A SpA	21,021	$36,386

Japan—18.4%
Cosmo Energy Holdings Co., Ltd.	800	28,015
Daito Pharmaceutical Co., Ltd.	935	29,003
Hamakyorex Co., Ltd.	1,200	35,155
Haseko Corp.	2,700	37,214
Invesco Office J-Reit, Inc. REIT	236	32,670
Invincible Investment Corp. REIT	67	30,149
Iwatani Corp.	800	27,830
JCU Corp.	1,100	25,517
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,770	27,006
Maruwa Co., Ltd.	385	30,774
Medipal Holdings Corp.	1,900	38,166
Meidensha Corp.	8,000	28,818
Morita Holdings Corp.	1,440	29,036
Nippo Corp.	1,300	23,660
Nitta Corp.	775	30,373
NSD Co., Ltd.	1,380	31,415
One REIT, Inc. REIT	14	32,602
Raito Kogyo Co., Ltd.	1,600	16,701
Shibuya Corp.	900	27,532
T-Gaia Corp.	1,100	28,072
Tokyo Seimitsu Co., Ltd.	800	26,367
Towa Pharmaceutical Co., Ltd.	520	27,818
Ulvac, Inc.	700	26,703
V Technology Co., Ltd.	145	26,748
Yokogawa Bridge Holdings Corp.	1,300	30,787

		728,131

Korea (Republic of)—1.0%
Huchems Fine Chemical Corp.	1,463	38,394

Mexico—2.4%
Bolsa Mexicana de Valores S.A.B de C.V.	18,700	31,477
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	800	33,320
Ternium S.A. ADR	900	31,338

		96,135

Netherlands—0.8%
Aalberts Industries NV	694	33,153

New Zealand—0.8%
Summerset Group Holdings Ltd.	6,200	32,107

Norway—3.2%
Atea ASA	2,000	28,802
B2Holding ASA	13,400	27,920
Europris ASA (a)(c)	12,600	37,624
Ocean Yield ASA	3,650	31,801

		126,147

Peru—0.7%
Cia de Minas Buenaventura SAA ADR	1,900	25,897

Philippines—0.6%
DMCI Holdings, Inc.	124,500	24,493

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

Portugal—0.9%
Semapa-Sociedade de Investimento e Gestao	1,400	$37,407

Russian Federation—0.8%
TCS Group Holding PLC GDR	1,500	31,050

Singapore—4.3%
China Sunsine Chemical Holdings Ltd.	26,000	29,491
HRnetgroup Ltd.	61,100	39,841
Mapletree Commercial Trust REIT	26,900	30,997
Mapletree Industrial Trust REIT	19,500	27,594
Sheng Siong Group Ltd.	55,200	42,889

		170,812

South Africa—2.4%
Astral Foods Ltd.	1,500	31,212
JSE Ltd.	2,000	23,635
Reunert Ltd.	6,600	38,711

		93,558

Spain—4.1%
Cia de Distribucion Integral Logista Holdings S.A.	1,257	32,441
CIE Automotive S.A.	868	25,542
Global Dominion Access S.A. (a)(c)	570	3,079
Grupo Catalana Occidente S.A.	707	31,433
Lar Espana Real Estate Socimi S.A. REIT	3,562	39,714
Melia Hotels International S.A.	2,200	30,093

		162,302

Sweden—1.6%
Concentric AB	1,700	29,117
Loomis AB, Class B	1,024	35,477

		64,594

Switzerland—1.6%
Cembra Money Bank AG	411	32,192
Georg Fischer AG	25	31,924

		64,116

Taiwan—1.4%
Grand Pacific Petrochemical	31,000	29,741
King’s Town Bank Co., Ltd.	24,000	25,730

		55,471

United Kingdom—21.5%
Bank of Georgia Group PLC	741	18,378
Begbies Traynor Group PLC	35,700	32,980
Brewin Dolphin Holdings PLC	5,700	26,643
Britvic PLC	3,500	35,889
Charter Court Financial Services Group PLC (a)(c)	7,200	31,671
Computacenter PLC	1,925	36,675
Consort Medical PLC	2,310	36,340
Equiniti Group PLC (a)	9,800	31,810
Forterra PLC (a)	7,300	29,529
Georgia Capital PLC (c)	741	10,073
Hastings Group Holdings PLC (a)	9,100	30,494
Hays PLC	13,100	32,170

	Shares	Value*

Headlam Group PLC	4,200	$27,050
Hill & Smith Holdings PLC	1,708	33,225
Howden Joinery Group PLC	4,500	31,734
Johnson Service Group PLC	16,400	29,825
Morgan Advanced Materials PLC	8,100	34,913
OneSavings Bank PLC	5,900	31,838
PayPoint PLC	2,134	26,333
Redde PLC	12,500	29,034
Redrow PLC	3,700	25,994
Ricardo PLC	2,400	30,407
RPC Group PLC	3,850	37,906
Savills PLC	2,200	25,205
Sirius Real Estate Ltd.	49,400	40,566
Synthomer PLC	5,154	35,714
Tullow Oil PLC (c)	9,400	30,246
Tyman PLC	6,600	28,687

		851,329

United States—1.2%
Travelport Worldwide Ltd.	2,500	46,350

Total Investments (cost—$3,479,340) (b)—95.8%		3,791,322

Other assets less liabilities—4.2%		167,249

Net Assets—100.0%		$3,958,571

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $280,634, representing 7.1% of net assets.

(b)	Securities with an aggregate value of $2,979,538, representing 75.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Equity Real Estate Investment Trusts (REITs)	7.0%
Machinery	6.9%
Metals & Mining	5.0%
IT Services	4.5%
Capital Markets	4.3%
Chemicals	4.0%
Oil, Gas & Consumable Fuels	3.9%
Professional Services	3.4%
Banks	3.3%
Commercial Services & Supplies	3.3%
Paper & Forest Products	2.6%
Healthcare Providers & Services	2.5%
Trading Companies & Distributors	2.5%
Real Estate Management & Development	2.5%
Auto Components	2.2%
Construction & Engineering	1.8%
Containers & Packaging	1.8%
Road & Rail	1.6%
Thrifts & Mortgage Finance	1.6%
Household Durables	1.6%
Industrial Conglomerates	1.6%
Specialty Retail	1.6%
Insurance	1.6%
Air Freight & Logistics	1.5%
Hotels, Restaurants & Leisure	1.5%
Consumer Finance	1.5%
Electronic Equipment, Instruments & Components	1.5%
Pharmaceuticals	1.4%
Construction Materials	1.4%
Software	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Food & Staples Retailing	1.1%
Multi-Line Retail	1.0%
Multi-Utilities	0.9%
Healthcare Equipment & Supplies	0.9%
Beverages	0.9%
Water Utilities	0.8%
Transportation Infrastructure	0.8%
Leisure Equipment & Products	0.8%
Diversified Telecommunication Services	0.8%
Energy Equipment & Services	0.8%
Food Products	0.8%
Electrical Equipment	0.8%
Media	0.7%
Building Products	0.7%
Distributors	0.7%
Real Estate	0.7%
Other assets less liabilities	4.2%

100.0%

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—85.0%

U.S. Treasury Notes,
0.75%, 2/15/19	$2,100	$2,081,297
0.875%, 4/15/19	2,400	2,373,750
1.00%, 3/15/19	1,900	1,883,672
1.125%, 1/15/19	2,100	2,088,351
1.125%, 1/31/19	2,100	2,087,203
1.125%, 2/28/19	900	893,531
1.25%, 3/31/19	2,000	1,985,000

Total U.S. Treasury Obligations (cost—$13,403,986)		13,392,804

	Principal Amount (000s)	Value*

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $350,010; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $361,724 including accrued interest (cost—$350,000)	$350	$350,000

Total Investments (cost—$13,753,986)—87.2%		13,742,804

Other assets less liabilities (a)—12.8%		2,008,439

Net Assets—100.0%		$15,751,243

Notes to Consolidated Schedule of Investments:

(a)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	5	9/28/18	$	500		$568	$2,257
10-Year Japanese Government Bond	2	9/12/18	JPY	200,000		2,725	4,688
Aluminum†	5	8/13/18	$	—	(c)	266	(19,731)
Aluminum†	5	9/17/18		—	(c)	267	(15,838)
Australia Government 10-Year Bond	15	9/17/18	AUD	1,500		1,436	10,422
Canada Government 10-Year Bond	5	9/19/18	CAD	500		520	1,561
CBOE Volatility Index	18	7/18/18	$	18		288	(5,629)
Cocoa†	6	5/15/19		—	(c)	152	4,006
Copper†	5	3/27/19		125		376	(5,513)
Cotton No.2†	13	5/8/19		650		544	(5,282)
E-mini S&P 500 Index	17	9/21/18		1		2,313	(54,966)
Euro-Bund 10-Year Bond	4	9/6/18	EUR	400		759	7,656
Euro-OAT	5	9/6/18		500		902	9,383
FTSE 100 Index	10	9/21/18	GBP	—	(c)	1,003	(4,358)
FTSE China A50 Index	5	7/30/18	$	—	(c)	58	(751)
FTSE/JSE Top 40 Index	4	9/20/18	ZAR	—	(c)	151	3,235
FTSE/MIB Index	2	9/21/18	EUR	—	(c)	252	(6,125)
IBEX 35 Index	2	7/20/18	EUR	—	(c)	224	(4,903)
Low Sulphur Gasoil†	6	9/12/18	$	1		407	7,334
Mini DAX European Index	6	9/21/18		—	(c)	431	(20,030)
MSCI Taiwan Index	5	7/30/18		1		194	2,583
Nickel†	4	8/13/18		—	(c)	357	(457)
Nickel†	4	9/17/18		—	(c)	358	(7,064)
Silver†	1	3/27/19		5		82	(163)
SPI 200 Index	3	9/20/18	AUD	—	(c)	341	6,153
TOPIX Index	11	9/13/18	JPY	110		1,719	(46,741)
Toronto S&P 60 Index	5	9/20/18	CAD	1		733	2,568
United Kingdom Government 10-Year Gilt	6	9/26/18	GBP	600		975	5,639
Wheat†	4	3/14/19	$	20		106	2,413
WTI Crude Oil†	4	9/20/18		4		284	26,747

							$(100,906)

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2018 (unaudited) (continued)

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Short position contracts:
10-Year U.S. Treasury Note	(28)	9/19/18	$	(2,800)		$(3,365)	$(28,629)
Aluminum†	(5)	8/13/18		(—	)(c)	(266)	16,075
Aluminum†	(1)	9/17/18		(—	)(c)	(53)	2,240
Arabica Coffee†	(13)	5/20/19		(488)		(607)	5,798
Australian Dollar	(16)	9/17/18		(1,600)		(1,184)	16,187
BIST 30 Index	(36)	8/31/18	TRY	(4)		(95)	(1,691)
British Pound	(9)	9/17/18	$	(563)		(745)	7,632
Canadian Dollar	(16)	9/18/18		(1,600)		(1,219)	(3,678)
Cattle Feeder†	(3)	11/15/18		(150)		(225)	(5,337)
Corn†	(20)	3/14/19		(100)		(381)	1,190
Euro Currency	(19)	9/17/18		(2,375)		(2,787)	(6,832)
Euro-Bund 10-Year Bond	(3)	9/6/18	EUR	(300)		(446)	1,316
Gold 100 Oz.†	(2)	12/27/18	$	(—	)(c)	(253)	10,415
Japanese Yen	(18)	9/17/18		(23)		(2,040)	10,133
Lean Hogs†	(11)	12/14/18		(440)		(240)	26,007
Live Cattle†	(8)	2/28/19		(320)		(372)	(4,651)
Natural Gas†	(1)	9/26/18		(10)		(29)	397
New Zealand Dollar	(10)	9/17/18		(1,000)		(677)	22,523
Nickel†	(4)	8/13/18		(—	)(c)	(357)	6,993
Platinum†	(8)	1/29/19		(—	)(c)	(345)	(680)
Soybean†	(11)	11/14/18		(55)		(484)	4,504
Sugar No. 11†	(24)	6/28/19		(2,688)		(353)	(6,591)

							$73,321

							$(27,585)

†	All or a portion of this security is owned by AllianzGI PerformanceFee Managed Futures Strategy Offshore Fund, Ltd., which is a wholly-owned subsidiary of the Fund.

Credit default swap agreements outstanding at June 30, 2018:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
CDX.EM.29 INDEX	$1,200	1.92%	6/20/23	(1.00%)	Quarterly	$47,864	$50,760	$(2,896)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
CDX.NA.HY.30 INDEX	$300	3.63%	6/20/23	5.00%	Quarterly	$17,653	$20,565	$(2,912)
Goldman Sachs (ICE):
CDX.NA.HY.30 INDEX	1,264	3.63%	6/20/23	5.00%	Quarterly	75,476	80,214	(4,738)

						$93,129	$100,779	$(7,650)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2018 (unaudited) (continued)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2018 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Centrally cleared interest rate swap agreements outstanding at June 30, 2018:

					Rate Type
Broker (Exchange)	Notional Amount (000s)		Termination Date	Payments Frequency	Payments Made	Payments Received	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs (LCH)	JPY	570,000	9/20/28	Semi-Annual	6 Month JPY LIBOR	0.33%	$10,860	$—	$10,860

(b)	At June 30, 2018, the Fund pledged $1,006,733 and $180,000 in cash as collateral for futures contracts and swap contracts, respectively.
(c)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

BIST—Borsa Istanbul

CAD—Canadian Dollar

CBOE—Chicago Board Options Exchange

FTSE—Financial Times Stock Exchange

GBP—Great Britain Pound

ICE—Intercontinental Exchange

JPY—Japanese Yen

JSE—Johannesburg Stock Exchange Limited

LCH—London Stock Exchange Group

LIBOR—London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

OTC—Over-the-Counter

TOPIX—Tokyo Stock Price Index

TRY—Turkish Lira

ZAR—South African Rand

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2018 (unaudited)

Shares		Value*

EXCHANGE-TRADED FUNDS—99.0%
iShares Core S&P 500 (a) (cost—$27,158,541)	100,031	$27,313,465

Total Options Purchased—0.8% (cost—$215,190) (b)(c)(d)		220,162

Total Investments, before options written (cost—$27,373,731)—99.8%		27,533,627

Total Options Written—(1.0)% (premiums received—$331,462) (b)(c)(d)		(272,700)

Total Investments, net of options written (cost—$27,042,269)—98.8%		27,260,927

Other assets less other liabilities—1.2%		340,562

Net Assets—100.0%		$27,601,489

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at June 30, 2018:

Options purchased contracts outstanding at June 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
iPath S&P 500 VIX Short-Term	42.00 USD	8/17/18	27	$2,700	$7,803	$4,669	$3,134
iPath S&P 500 VIX Short-Term	45.00 USD	8/17/18	7	700	1,589	963	626
iPath S&P 500 VIX Short-Term	48.00 USD	8/17/18	7	700	1,397	998	399
iPath S&P 500 VIX Short-Term	52.00 USD	8/17/18	6	600	966	1,191	(225)
iPath S&P 500 VIX Short-Term	55.00 USD	8/17/18	13	1,300	1,703	2,318	(615)
Nasdaq 100 Stock Index	9,000.00 USD	7/27/18	1	100	27	12	15
Nasdaq 100 Stock Index	9,000.00 USD	8/17/18	1	100	57	12	45
Nasdaq 100 Stock Index	6,800.00 USD	9/21/18	1	100	43,345	24,913	18,432
Nasdaq 100 Stock Index	6,900.00 USD	9/21/18	1	100	36,280	20,554	15,726
Nasdaq 100 Stock Index	8,500.00 USD	9/21/18	6	600	540	1,642	(1,102)
Russell 2000 Index	1,900.00 USD	7/6/18	1	100	3	21	(18)
Russell 2000 Index	2,050.00 USD	7/20/18	1	100	5	12	(7)
Russell 2000 Index	2,250.00 USD	7/20/18	2	200	10	32	(22)
Russell 2000 Index	1,950.00 USD	7/27/18	2	200	10	37	(27)
Russell 2000 Index	1,620.00 USD	7/31/18	1	100	4,690	4,102	588
Russell 2000 Index	2,050.00 USD	7/31/18	3	300	60	59	1
Russell 2000 Index	1,940.00 USD	8/3/18	2	200	20	48	(28)
Russell 2000 Index	1,950.00 USD	8/3/18	6	600	30	67	(37)
Russell 2000 Index	2,000.00 USD	8/17/18	1	100	10	12	(2)
Russell 2000 Index	2,300.00 USD	8/17/18	6	600	45	53	(8)
Russell 2000 Index	1,610.00 USD	8/31/18	1	100	6,855	5,490	1,365
Russell 2000 Index	1,740.00 USD	8/31/18	1	100	775	1,456	(681)
Russell 2000 Index	1,950.00 USD	8/31/18	1	100	28	21	7
Russell 2000 Index	1,620.00 USD	9/21/18	1	100	6,885	5,470	1,415
Russell 2000 Index	1,750.00 USD	9/21/18	1	100	1,005	1,685	(680)
Russell 2000 Index	2,100.00 USD	9/21/18	2	200	25	62	(37)
Russell 2000 Index	2,150.00 USD	9/21/18	1	100	12	11	1
S&P 500 Index	3,000.00 USD	9/21/18	2	200	175	2,707	(2,532)
S&P 500 Index	2,800.00 USD	7/20/18	1	100	282	5,203	(4,921)
S&P 500 Index	2,975.00 USD	7/20/18	2	200	20	1,505	(1,485)
S&P 500 Index	2,825.00 USD	7/31/18	1	100	245	4,554	(4,309)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	3,000.00 USD	7/31/18	2	$200	$30	$1,307	$(1,277)
S&P 500 Index	2,800.00 USD	8/31/18	1	100	1,730	7,004	(5,274)
S&P 500 Index	3,000.00 USD	8/31/18	2	200	90	2,007	(1,917)
S&P 500 Index	2,800.00 USD	9/21/18	1	100	2,635	7,704	(5,069)
S&P 500 Index	2,800.00 USD	9/28/18	1	100	3,045	8,054	(5,009)
S&P 500 Index	3,000.00 USD	9/28/18	2	200	210	2,907	(2,697)
S&P 500 Index	2,775.00 USD	7/13/18	1	100	430	2,303	(1,873)
S&P 500 Index	2,855.00 USD	7/13/18	2	200	30	411	(381)
S&P 500 Index	3,200.00 USD	7/13/18	2	200	20	13	7
S&P 500 Index	3,300.00 USD	7/20/18	2	200	15	32	(17)
S&P 500 Index	3,500.00 USD	7/20/18	1	100	8	21	(13)
S&P 500 Index	3,200.00 USD	7/31/18	6	600	60	37	23
S&P 500 Index	3,300.00 USD	7/31/18	2	200	20	33	(13)
S&P 500 Index	3,400.00 USD	7/31/18	2	200	20	52	(32)
S&P 500 Index	3,500.00 USD	8/17/18	1	100	—	11	(11)
S&P 500 Index	2,780.00 USD	8/24/18	1	100	2,175	2,963	(788)
S&P 500 Index	3,200.00 USD	8/24/18	2	200	25	33	(8)
S&P 500 Index	2,780.00 USD	8/31/18	1	100	3,342	3,342	—
S&P 500 Index	3,200.00 USD	8/31/18	2	200	32	32	—
S&P 500 Index	3,200.00 USD	9/21/18	4	400	60	105	(45)

	Total call options				128,874	128,250	624

Put options:
Nasdaq 100 Stock Index	5,000.00 USD	7/13/18	1	$100	$65	$56	$9
Nasdaq 100 Stock Index	3,200.00 USD	7/20/18	2	200	5	28	(23)
Nasdaq 100 Stock Index	3,500.00 USD	7/20/18	1	100	25	22	3
Nasdaq 100 Stock Index	4,100.00 USD	7/20/18	2	200	50	132	(82)
Nasdaq 100 Stock Index	3,200.00 USD	8/17/18	2	200	120	13	107
Russell 2000 Index	1,100.00 USD	7/6/18	1	100	3	16	(13)
Russell 2000 Index	1,150.00 USD	7/13/18	6	600	45	67	(22)
Russell 2000 Index	1,640.00 USD	7/13/18	1	100	1,725	1,832	(107)
Russell 2000 Index	800.00 USD	7/20/18	6	600	30	67	(37)
Russell 2000 Index	1,050.00 USD	7/20/18	14	1,400	105	157	(52)
Russell 2000 Index	1,640.00 USD	7/20/18	1	100	2,140	2,180	(40)
Russell 2000 Index	1,670.00 USD	7/20/18	1	100	3,585	1,788	1,797
Russell 2000 Index	1,640.00 USD	7/27/18	1	100	2,565	2,568	(3)
Russell 2000 Index	850.00 USD	7/31/18	1	100	23	51	(28)
Russell 2000 Index	950.00 USD	7/31/18	1	100	23	11	12
Russell 2000 Index	1,640.00 USD	7/31/18	1	100	2,725	2,398	327
Russell 2000 Index	1,015.00 USD	8/3/18	2	200	20	33	(13)
Russell 2000 Index	900.00 USD	8/17/18	2	200	25	22	3
Russell 2000 Index	890.00 USD	8/31/18	1	100	30	66	(36)
Russell 2000 Index	1,640.00 USD	8/31/18	1	100	4,090	3,421	669
Russell 2000 Index	800.00 USD	9/21/18	1	100	20	36	(16)
Russell 2000 Index	1,640.00 USD	9/21/18	1	100	4,760	3,932	828
S&P 500 Index	2,690.00 XXX	7/13/18	1	100	1,750	1,485	265
S&P 500 Index	2,500.00 USD	7/2/18	1	100	17	381	(364)
S&P 500 Index	2,540.00 USD	7/2/18	1	100	20	371	(351)
S&P 500 Index	2,550.00 USD	7/2/18	1	100	20	401	(381)
S&P 500 Index	2,650.00 USD	7/2/18	1	100	55	1,672	(1,617)
S&P 500 Index	2,660.00 USD	7/2/18	1	100	82	1,358	(1,276)
S&P 500 Index	2,530.00 USD	7/3/18	1	100	27	393	(366)
S&P 500 Index	2,575.00 USD	7/3/18	1	100	33	241	(208)
S&P 500 Index	2,640.00 USD	7/3/18	1	100	87	1,939	(1,852)
S&P 500 Index	2,675.00 USD	7/3/18	1	100	275	1,318	(1,043)
S&P 500 Index	1,400.00 USD	7/6/18	12	1,200	120	217	(97)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,450.00 USD	7/6/18	1	$100	$10	$17	$(7)
S&P 500 Index	1,600.00 USD	7/6/18	10	1,000	125	222	(97)
S&P 500 Index	1,650.00 USD	7/6/18	19	1,900	237	372	(135)
S&P 500 Index	1,750.00 USD	7/6/18	5	500	62	81	(19)
S&P 500 Index	1,800.00 USD	7/6/18	2	200	25	33	(8)
S&P 500 Index	2,510.00 USD	7/6/18	1	100	60	421	(361)
S&P 500 Index	2,520.00 USD	7/6/18	1	100	65	416	(351)
S&P 500 Index	2,585.00 USD	7/6/18	1	100	108	298	(190)
S&P 500 Index	2,640.00 USD	7/6/18	1	100	292	2,121	(1,829)
S&P 500 Index	2,685.00 USD	7/6/18	1	100	835	1,203	(368)
S&P 500 Index	1,700.00 USD	7/9/18	22	2,200	275	475	(200)
S&P 500 Index	2,550.00 USD	7/9/18	1	100	125	267	(142)
S&P 500 Index	2,660.00 USD	7/9/18	1	100	650	1,727	(1,077)
S&P 500 Index	2,700.00 USD	7/9/18	1	100	1,435	1,280	155
S&P 500 Index	1,700.00 USD	7/11/18	11	1,100	165	261	(96)
S&P 500 Index	2,560.00 USD	7/11/18	1	100	238	361	(123)
S&P 500 Index	2,570.00 USD	7/11/18	1	100	265	251	14
S&P 500 Index	2,610.00 USD	7/11/18	1	100	440	311	129
S&P 500 Index	2,680.00 USD	7/11/18	1	100	1,265	1,631	(366)
S&P 500 Index	2,710.00 USD	7/11/18	1	100	2,070	1,197	873
S&P 500 Index	1,600.00 USD	7/13/18	9	900	135	164	(29)
S&P 500 Index	1,650.00 USD	7/13/18	8	800	120	133	(13)
S&P 500 Index	1,700.00 USD	7/13/18	27	2,700	473	578	(105)
S&P 500 Index	2,675.00 USD	7/13/18	1	100	1,415	2,608	(1,193)
S&P 500 Index	2,720.00 USD	7/13/18	1	100	2,695	1,135	1,560
S&P 500 Index	1,700.00 USD	7/16/18	9	900	158	226	(68)
S&P 500 Index	2,560.00 USD	7/16/18	1	100	400	391	9
S&P 500 Index	2,590.00 USD	7/16/18	1	100	545	371	174
S&P 500 Index	2,695.00 USD	7/16/18	1	100	2,015	1,603	412
S&P 500 Index	2,700.00 USD	7/16/18	1	100	2,155	1,211	944
S&P 500 Index	2,525.00 USD	7/18/18	1	100	380	371	9
S&P 500 Index	2,690.00 USD	7/18/18	1	100	2,115	1,206	909
S&P 500 Index	2,710.00 USD	7/18/18	1	100	2,710	1,381	1,329
S&P 500 Index	1,400.00 USD	7/20/18	2	200	25	33	(8)
S&P 500 Index	1,450.00 USD	7/20/18	28	2,800	350	465	(115)
S&P 500 Index	1,475.00 USD	7/20/18	5	500	75	99	(24)
S&P 500 Index	1,500.00 USD	7/20/18	13	1,300	195	251	(56)
S&P 500 Index	1,550.00 USD	7/20/18	27	2,700	—	445	(445)
S&P 500 Index	1,575.00 USD	7/20/18	4	400	—	86	(86)
S&P 500 Index	1,600.00 USD	7/20/18	12	1,200	240	181	59
S&P 500 Index	2,700.00 USD	7/20/18	1	100	2,555	1,352	1,203
S&P 500 Index	2,715.00 USD	7/20/18	1	100	3,035	1,475	1,560
S&P 500 Index	2,690.00 USD	7/23/18	1	100	2,430	1,582	848
S&P 500 Index	2,700.00 USD	7/23/18	1	100	2,710	1,538	1,172
S&P 500 Index	2,655.00 USD	7/25/18	1	100	1,835	2,100	(265)
S&P 500 Index	2,690.00 USD	7/25/18	1	100	2,600	1,731	869
S&P 500 Index	1,400.00 USD	7/27/18	28	2,800	560	536	24
S&P 500 Index	1,450.00 USD	7/27/18	14	1,400	280	342	(62)
S&P 500 Index	1,500.00 USD	7/27/18	14	1,400	350	323	27
S&P 500 Index	1,600.00 USD	7/27/18	18	1,800	540	467	73
S&P 500 Index	1,700.00 USD	7/27/18	6	600	240	248	(8)
S&P 500 Index	2,675.00 USD	7/27/18	1	100	2,360	1,891	469
S&P 500 Index	2,700.00 USD	7/27/18	1	100	3,005	1,675	1,330
S&P 500 Index	1,700.00 USD	7/30/18	12	1,200	480	437	43
S&P 500 Index	2,675.00 USD	7/30/18	1	100	2,430	1,796	634

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,690.00 USD	7/30/18	1	$100	$2,820	$1,748	$1,072
S&P 500 Index	2,650.00 USD	8/1/18	1	100	2,115	2,620	(505)
S&P 500 Index	1,350.00 USD	8/3/18	4	400	90	96	(6)
S&P 500 Index	2,665.00 USD	8/3/18	1	100	2,570	2,389	181
S&P 500 Index	2,675.00 USD	8/6/18	1	100	2,206	2,206	—
S&P 500 Index	2,650.00 USD	8/24/18	1	100	3,355	2,724	631
S&P 500 Index	2,650.00 USD	8/31/18	1	100	3,109	3,109	—

	Total put options				$91,288	$86,940	$4,348

	Total options purchased contracts				$220,162	$215,190	$4,972

Options written contracts outstanding at June 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	19.00 USD	7/18/18	(4)	$(400)	$(380)	$(238)	$(142)
CBOE SPX Volatility Index	22.00 USD	7/18/18	(33)	(3,300)	(2,063)	(1,927)	(136)
CBOE SPX Volatility Index	23.00 USD	7/18/18	(40)	(4,000)	(2,200)	(1,681)	(519)
CBOE SPX Volatility Index	26.00 USD	7/18/18	(18)	(1,800)	(675)	(913)	238
CBOE SPX Volatility Index	27.00 USD	7/18/18	(81)	(8,100)	(2,633)	(4,669)	2,036
CBOE SPX Volatility Index	28.00 USD	7/18/18	(65)	(6,500)	(1,950)	(3,513)	1,563
CBOE SPX Volatility Index	29.00 USD	7/18/18	(16)	(1,600)	(440)	(1,037)	597
CBOE SPX Volatility Index	30.00 USD	7/18/18	(13)	(1,300)	(325)	(812)	487
CBOE SPX Volatility Index	32.50 USD	7/18/18	(24)	(2,400)	(480)	(1,282)	802
CBOE SPX Volatility Index	35.00 USD	7/18/18	(28)	(2,800)	(420)	(1,428)	1,008
CBOE SPX Volatility Index	25.00 USD	8/22/18	(5)	(500)	(450)	(269)	(181)
CBOE SPX Volatility Index	26.00 USD	8/22/18	(8)	(800)	(640)	(412)	(228)
CBOE SPX Volatility Index	27.00 USD	8/22/18	(25)	(2,500)	(1,875)	(1,198)	(677)
CBOE SPX Volatility Index	28.00 USD	8/22/18	(37)	(3,700)	(2,590)	(1,895)	(695)
CBOE SPX Volatility Index	29.00 USD	8/22/18	(46)	(4,600)	(2,990)	(2,509)	(481)
CBOE SPX Volatility Index	30.00 USD	8/22/18	(15)	(1,500)	(900)	(898)	(2)
iPath S&P 500 VIX Short-Term	52.00 USD	7/20/18	(6)	(600)	(384)	(464)	80
iPath S&P 500 VIX Short-Term	57.00 USD	7/20/18	(12)	(1,200)	(588)	(917)	329
iPath S&P 500 VIX Short-Term	58.00 USD	7/20/18	(3)	(300)	(113)	(212)	99
iPath S&P 500 VIX Short-Term	60.00 USD	7/20/18	(6)	(600)	(261)	(332)	71
iPath S&P 500 VIX Short-Term	50.00 USD	7/27/18	(12)	(1,200)	(1,098)	(701)	(397)
iPath S&P 500 VIX Short-Term	67.00 USD	8/3/18	(13)	(1,300)	(767)	(1,019)	252
iPath S&P 500 VIX Short-Term	56.00 USD	8/17/18	(27)	(2,700)	(3,348)	(2,027)	(1,321)
iPath S&P 500 VIX Short-Term	60.00 USD	8/17/18	(7)	(700)	(780)	(445)	(335)
iPath S&P 500 VIX Short-Term	64.00 USD	8/17/18	(7)	(700)	(672)	(472)	(200)
iPath S&P 500 VIX Short-Term	66.00 USD	8/17/18	(6)	(600)	(537)	(627)	90
iPath S&P 500 VIX Short-Term	74.00 USD	8/17/18	(13)	(1,300)	(877)	(1,120)	243
Nasdaq 100 Stock Index	7,700.00 USD	7/27/18	(1)	(100)	(115)	(838)	723
Nasdaq 100 Stock Index	7,800.00 USD	8/17/18	(1)	(100)	(285)	(1,177)	892
Nasdaq 100 Stock Index	7,850.00 USD	8/17/18	(1)	(100)	(230)	(857)	627
Nasdaq 100 Stock Index	7,500.00 USD	9/21/18	(8)	(800)	(51,800)	(34,611)	(17,189)
Russell 2000 Index	1,755.00 USD	7/6/18	(2)	(200)	(20)	(195)	175
Russell 2000 Index	1,740.00 USD	7/20/18	(2)	(200)	(115)	(325)	210
Russell 2000 Index	1,750.00 USD	7/20/18	(1)	(100)	(40)	(157)	117
Russell 2000 Index	1,755.00 USD	7/27/18	(1)	(100)	(80)	(302)	222
Russell 2000 Index	1,790.00 USD	7/27/18	(1)	(100)	(30)	(203)	173
Russell 2000 Index	1,710.00 USD	7/31/18	(3)	(300)	(1,575)	(3,475)	1,900
Russell 2000 Index	1,750.00 USD	7/31/18	(1)	(100)	(117)	(146)	29
Russell 2000 Index	1,790.00 USD	7/31/18	(1)	(100)	(40)	(278)	238

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Russell 2000 Index	1,760.00 USD	8/3/18	(2)	$(200)	$(225)	$(455)	$230
Russell 2000 Index	1,780.00 USD	8/3/18	(2)	(200)	(115)	(507)	392
Russell 2000 Index	1,770.00 USD	8/17/18	(1)	(100)	(182)	(263)	81
Russell 2000 Index	1,780.00 USD	8/17/18	(4)	(400)	(530)	(1,301)	771
Russell 2000 Index	1,790.00 USD	8/17/18	(1)	(100)	(100)	(238)	138
Russell 2000 Index	1,820.00 USD	8/17/18	(1)	(100)	(43)	(228)	185
Russell 2000 Index	1,700.00 USD	8/31/18	(2)	(200)	(3,750)	(3,963)	213
Russell 2000 Index	1,770.00 USD	8/31/18	(2)	(200)	(700)	(1,043)	343
Russell 2000 Index	1,795.00 USD	8/31/18	(2)	(200)	(350)	(605)	255
Russell 2000 Index	1,800.00 USD	8/31/18	(2)	(200)	(310)	(631)	321
Russell 2000 Index	1,710.00 USD	9/21/18	(3)	(300)	(6,390)	(6,226)	(164)
Russell 2000 Index	1,820.00 USD	9/21/18	(2)	(200)	(400)	(764)	364
S&P 500 Index	2,900.00 USD	7/20/18	(3)	(300)	(45)	(5,452)	5,407
S&P 500 Index	2,925.00 USD	7/31/18	(3)	(300)	(60)	(4,639)	4,579
S&P 500 Index	2,925.00 USD	8/31/18	(3)	(300)	(323)	(6,889)	6,566
S&P 500 Index	2,925.00 USD	9/21/18	(3)	(300)	(698)	(8,389)	7,691
S&P 500 Index	2,925.00 USD	9/28/18	(3)	(300)	(953)	(8,989)	8,036
S&P 500 Index	2,870.00 USD	7/6/18	(1)	(100)	(10)	(110)	100
S&P 500 Index	2,830.00 USD	7/13/18	(3)	(300)	(90)	(2,152)	2,062
S&P 500 Index	2,900.00 USD	7/31/18	(2)	(200)	(70)	(733)	663
S&P 500 Index	2,950.00 USD	7/31/18	(2)	(200)	(35)	(793)	758
S&P 500 Index	2,890.00 USD	8/17/18	(1)	(100)	(115)	(463)	348
S&P 500 Index	2,845.00 USD	8/24/18	(3)	(300)	(1,440)	(2,242)	802
S&P 500 Index	2,850.00 USD	8/31/18	(3)	(300)	(2,482)	(2,482)	—
S&P 500 Index	2,900.00 USD	8/31/18	(6)	(600)	(1,020)	(5,942)	4,922
S&P 500 Index	2,900.00 USD	9/21/18	(3)	(300)	(1,125)	(1,492)	367
S&P 500 Index	2,970.00 USD	9/21/18	(1)	(100)	(117)	(463)	346
S&P 500 Index	2,980.00 USD	9/28/18	(1)	(100)	(135)	(507)	372

	Total call options				$(106,696)	$(143,542)	$36,846

Put options:
CBOE SPX Volatility Index	11.50 USD	7/18/18	(4)	(400)	(10)	(98)	88
Nasdaq 100 Stock Index	6,780.00 USD	7/13/18	(1)	(100)	(3,145)	(1,927)	(1,218)
Nasdaq 100 Stock Index	6,050.00 USD	7/20/18	(1)	(100)	(435)	(1,087)	652
Nasdaq 100 Stock Index	6,075.00 USD	7/20/18	(1)	(100)	(465)	(878)	413
Nasdaq 100 Stock Index	6,100.00 USD	7/20/18	(1)	(100)	(505)	(1,097)	592
Nasdaq 100 Stock Index	6,150.00 USD	7/20/18	(1)	(100)	(585)	(857)	272
Nasdaq 100 Stock Index	6,300.00 USD	7/20/18	(1)	(100)	(955)	(1,397)	442
Nasdaq 100 Stock Index	5,950.00 USD	8/17/18	(1)	(100)	(1,815)	(1,657)	(158)
Nasdaq 100 Stock Index	6,075.00 USD	8/17/18	(1)	(100)	(2,345)	(1,577)	(768)
Russell 2000 Index	1,570.00 USD	7/6/18	(1)	(100)	(80)	(401)	321
Russell 2000 Index	1,570.00 USD	7/13/18	(4)	(400)	(1,320)	(1,337)	17
Russell 2000 Index	1,590.00 USD	7/13/18	(2)	(200)	(1,050)	(1,532)	482
Russell 2000 Index	1,300.00 USD	7/20/18	(2)	(200)	(50)	(1,113)	1,063
Russell 2000 Index	1,310.00 USD	7/20/18	(2)	(200)	(55)	(1,161)	1,106
Russell 2000 Index	1,440.00 USD	7/20/18	(3)	(300)	(270)	(1,101)	831
Russell 2000 Index	1,450.00 USD	7/20/18	(3)	(300)	(300)	(909)	609
Russell 2000 Index	1,490.00 USD	7/20/18	(2)	(200)	(325)	(675)	350
Russell 2000 Index	1,500.00 USD	7/20/18	(2)	(200)	(380)	(1,715)	1,335
Russell 2000 Index	1,530.00 USD	7/20/18	(2)	(200)	(575)	(1,565)	990
Russell 2000 Index	1,580.00 USD	7/20/18	(2)	(200)	(1,400)	(2,323)	923
Russell 2000 Index	1,590.00 USD	7/20/18	(2)	(200)	(1,690)	(2,071)	381
Russell 2000 Index	1,630.00 USD	7/20/18	(1)	(100)	(1,790)	(922)	(868)
Russell 2000 Index	1,580.00 USD	7/27/18	(2)	(200)	(2,050)	(2,395)	345
Russell 2000 Index	1,440.00 USD	7/31/18	(1)	(100)	(225)	(696)	471
Russell 2000 Index	1,540.00 USD	7/31/18	(1)	(100)	(675)	(597)	(78)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Russell 2000 Index	1,585.00 USD	7/31/18	(2)	$(200)	$(2,480)	$(2,419)	$(61)
Russell 2000 Index	1,445.00 USD	8/3/18	(2)	(200)	(545)	(755)	210
Russell 2000 Index	1,490.00 USD	8/17/18	(1)	(100)	(720)	(505)	(215)
Russell 2000 Index	1,500.00 USD	8/17/18	(1)	(100)	(790)	(553)	(237)
Russell 2000 Index	1,570.00 USD	8/31/18	(2)	(200)	(4,310)	(3,625)	(685)
Russell 2000 Index	1,560.00 USD	9/21/18	(2)	(200)	(5,110)	(4,085)	(1,025)
S&P 500 Index	2,530.00 USD	7/2/18	(3)	(300)	(60)	(2,149)	2,089
S&P 500 Index	2,560.00 USD	7/2/18	(2)	(200)	(40)	(1,071)	1,031
S&P 500 Index	2,575.00 USD	7/2/18	(2)	(200)	(40)	(1,275)	1,235
S&P 500 Index	2,595.00 USD	7/2/18	(2)	(200)	(40)	(2,028)	1,988
S&P 500 Index	2,605.00 USD	7/2/18	(2)	(200)	(40)	(1,577)	1,537
S&P 500 Index	2,585.00 USD	7/3/18	(2)	(200)	(70)	(2,411)	2,341
S&P 500 Index	2,625.00 USD	7/3/18	(2)	(200)	(120)	(1,596)	1,476
S&P 500 Index	2,575.00 USD	7/6/18	(3)	(300)	(285)	(1,813)	1,528
S&P 500 Index	2,580.00 USD	7/6/18	(4)	(400)	(400)	(3,750)	3,350
S&P 500 Index	2,595.00 USD	7/6/18	(5)	(500)	(612)	(2,922)	2,310
S&P 500 Index	2,635.00 USD	7/6/18	(2)	(200)	(520)	(1,423)	903
S&P 500 Index	2,655.00 USD	7/6/18	(1)	(100)	(410)	(709)	299
S&P 500 Index	2,600.00 USD	7/9/18	(2)	(200)	(450)	(1,215)	765
S&P 500 Index	2,605.00 USD	7/9/18	(4)	(400)	(960)	(3,111)	2,151
S&P 500 Index	2,615.00 USD	7/9/18	(3)	(300)	(855)	(1,798)	943
S&P 500 Index	2,620.00 USD	7/9/18	(4)	(400)	(1,240)	(2,314)	1,074
S&P 500 Index	2,630.00 USD	7/9/18	(3)	(300)	(1,110)	(1,687)	577
S&P 500 Index	2,650.00 USD	7/9/18	(2)	(200)	(1,070)	(1,548)	478
S&P 500 Index	2,625.00 USD	7/11/18	(2)	(200)	(1,080)	(1,968)	888
S&P 500 Index	2,635.00 USD	7/11/18	(3)	(300)	(1,875)	(1,738)	(137)
S&P 500 Index	2,645.00 USD	7/11/18	(3)	(300)	(2,175)	(1,693)	(482)
S&P 500 Index	2,660.00 USD	7/11/18	(2)	(200)	(1,840)	(1,438)	(402)
S&P 500 Index	2,450.00 USD	7/13/18	(2)	(200)	(280)	(1,711)	1,431
S&P 500 Index	2,530.00 USD	7/13/18	(1)	(100)	(255)	(934)	679
S&P 500 Index	2,595.00 USD	7/13/18	(2)	(200)	(1,000)	(2,817)	1,817
S&P 500 Index	2,630.00 USD	7/13/18	(2)	(200)	(1,530)	(1,155)	(375)
S&P 500 Index	2,635.00 USD	7/13/18	(2)	(200)	(1,640)	(1,781)	141
S&P 500 Index	2,645.00 USD	7/13/18	(5)	(500)	(4,675)	(2,883)	(1,792)
S&P 500 Index	2,670.00 USD	7/13/18	(2)	(200)	(2,640)	(1,366)	(1,274)
S&P 500 Index	2,625.00 USD	7/16/18	(2)	(200)	(1,620)	(1,149)	(471)
S&P 500 Index	2,640.00 USD	7/16/18	(6)	(600)	(5,850)	(3,822)	(2,028)
S&P 500 Index	2,645.00 USD	7/16/18	(1)	(100)	(1,040)	(1,035)	(5)
S&P 500 Index	2,650.00 USD	7/16/18	(2)	(200)	(2,210)	(1,442)	(768)
S&P 500 Index	2,610.00 USD	7/18/18	(2)	(200)	(1,670)	(1,091)	(579)
S&P 500 Index	2,620.00 USD	7/18/18	(2)	(200)	(1,870)	(1,199)	(671)
S&P 500 Index	2,635.00 USD	7/18/18	(2)	(200)	(2,200)	(1,434)	(766)
S&P 500 Index	2,660.00 USD	7/18/18	(2)	(200)	(2,950)	(1,735)	(1,215)
S&P 500 Index	2,240.00 USD	7/20/18	(1)	(100)	(95)	(1,081)	986
S&P 500 Index	2,250.00 USD	7/20/18	(1)	(100)	(95)	(902)	807
S&P 500 Index	2,400.00 USD	7/20/18	(2)	(200)	(390)	(1,517)	1,127
S&P 500 Index	2,450.00 USD	7/20/18	(2)	(200)	(520)	(1,993)	1,473
S&P 500 Index	2,570.00 USD	7/20/18	(2)	(200)	(1,310)	(1,157)	(153)
S&P 500 Index	2,580.00 USD	7/20/18	(2)	(200)	(1,440)	(1,145)	(295)
S&P 500 Index	2,620.00 USD	7/20/18	(2)	(200)	(2,130)	(1,219)	(911)
S&P 500 Index	2,630.00 USD	7/20/18	(2)	(200)	(2,350)	(1,257)	(1,093)
S&P 500 Index	2,645.00 USD	7/20/18	(2)	(200)	(2,770)	(1,568)	(1,202)
S&P 500 Index	2,665.00 USD	7/20/18	(2)	(200)	(3,440)	(1,864)	(1,576)
S&P 500 Index	2,590.00 USD	7/23/18	(6)	(600)	(5,310)	(4,234)	(1,076)
S&P 500 Index	2,605.00 USD	7/23/18	(2)	(200)	(2,030)	(1,357)	(673)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,630.00 USD	7/23/18	(2)	$(200)	$(2,590)	$(1,850)	$(740)
S&P 500 Index	2,645.00 USD	7/23/18	(2)	(200)	(3,020)	(1,880)	(1,140)
S&P 500 Index	2,460.00 USD	7/25/18	(3)	(300)	(1,155)	(2,392)	1,237
S&P 500 Index	2,510.00 USD	7/25/18	(2)	(200)	(1,070)	(1,449)	379
S&P 500 Index	2,590.00 USD	7/25/18	(2)	(200)	(2,010)	(2,490)	480
S&P 500 Index	2,630.00 USD	7/25/18	(2)	(200)	(2,890)	(2,088)	(802)
S&P 500 Index	2,500.00 USD	7/27/18	(3)	(300)	(1,695)	(2,707)	1,012
S&P 500 Index	2,510.00 USD	7/27/18	(3)	(300)	(1,815)	(2,608)	793
S&P 500 Index	2,530.00 USD	7/27/18	(3)	(300)	(2,100)	(2,191)	91
S&P 500 Index	2,550.00 USD	7/27/18	(3)	(300)	(2,430)	(2,093)	(337)
S&P 500 Index	2,610.00 USD	7/27/18	(2)	(200)	(2,630)	(2,178)	(452)
S&P 500 Index	2,640.00 USD	7/27/18	(2)	(200)	(3,420)	(2,004)	(1,416)
S&P 500 Index	2,460.00 USD	7/30/18	(3)	(300)	(1,395)	(2,545)	1,150
S&P 500 Index	2,490.00 USD	7/30/18	(3)	(300)	(1,695)	(2,416)	721
S&P 500 Index	2,540.00 USD	7/30/18	(3)	(300)	(2,149)	(2,149)	—
S&P 500 Index	2,560.00 USD	7/30/18	(3)	(300)	(2,377)	(2,377)	—
S&P 500 Index	2,615.00 USD	7/30/18	(2)	(200)	(2,850)	(2,081)	(769)
S&P 500 Index	2,630.00 USD	7/30/18	(2)	(200)	(3,270)	(2,169)	(1,101)
S&P 500 Index	2,580.00 USD	8/1/18	(2)	(200)	(2,410)	(3,187)	777
S&P 500 Index	2,475.00 USD	8/3/18	(1)	(100)	(675)	(517)	(158)
S&P 500 Index	2,595.00 USD	8/3/18	(2)	(200)	(2,980)	(2,884)	(96)
S&P 500 Index	2,615.00 USD	8/6/18	(2)	(200)	(2,718)	(2,718)	—
S&P 500 Index	2,480.00 USD	8/10/18	(1)	(100)	(880)	(637)	(243)
S&P 500 Index	2,490.00 USD	8/10/18	(1)	(100)	(935)	(620)	(315)
S&P 500 Index	2,500.00 USD	8/10/18	(1)	(100)	(990)	(650)	(340)
S&P 500 Index	2,590.00 USD	8/24/18	(2)	(200)	(4,630)	(3,755)	(875)
S&P 500 Index	2,580.00 USD	8/31/18	(2)	(200)	(4,173)	(4,173)	—

	Total put options				$(166,004)	$(187,920)	$21,916

	Total options written contracts				$(272,700)	$(331,462)	$58,762

Glossary:

CBOE—Chicago Board Options Exchange

VIX—Volatility Index

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

June 30, 2018 (unaudited)

Shares		Value*

EXCHANGE-TRADED FUNDS—99.3%
iShares Core U.S. Aggregate Bond (a) (cost—$25,235,859)	230,881	$24,547,268

Total Options Purchased—0.5% (cost—$99,021) (b)(c)(d)		129,519

Total Investments, before options written (cost-$25,334,880)—99.8%		24,676,787

Total Options Written—(0.6)% (premiums received—$151,116) (b)(c)(d)		(143,166)

Total Investments, net of options written (cost—$25,183,764)—99.2%		24,533,621

Other assets less other liabilities—0.8%		202,063

Net Assets—100.0%		$24,735,684

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at June 30, 2018:

Options purchased contracts outstanding at June 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
iPath S&P 500 VIX Short-Term	42.00 USD	8/17/18	12	$1,200	$3,468	$2,075	$1,393
iPath S&P 500 VIX Short-Term	45.00 USD	8/17/18	3	300	681	413	268
iPath S&P 500 VIX Short-Term	48.00 USD	8/17/18	3	300	599	428	171
iPath S&P 500 VIX Short-Term	52.00 USD	8/17/18	3	300	483	595	(112)
iPath S&P 500 VIX Short-Term	55.00 USD	8/17/18	6	600	786	1,070	(284)
Nasdaq 100 Stock Index	9,000.00 USD	7/27/18	1	100	27	11	16
Nasdaq 100 Stock Index	6,800.00 USD	9/21/18	1	100	43,345	24,913	18,432
Nasdaq 100 Stock Index	6,900.00 USD	9/21/18	1	100	36,280	20,554	15,726
Nasdaq 100 Stock Index	8,500.00 USD	9/21/18	6	600	540	1,642	(1,102)
Russell 2000 Index	1,950.00 USD	7/27/18	1	100	5	26	(21)
Russell 2000 Index	2,050.00 USD	7/31/18	1	100	20	16	4
Russell 2000 Index	1,940.00 USD	8/3/18	2	200	20	48	(28)
Russell 2000 Index	2,000.00 USD	8/17/18	1	100	10	12	(2)
Russell 2000 Index	2,300.00 USD	8/17/18	3	300	23	24	(1)
S&P 500 Index	2,775.00 USD	7/13/18	1	100	430	2,303	(1,873)
S&P 500 Index	2,855.00 USD	7/13/18	2	200	30	411	(381)
S&P 500 Index	3,200.00 USD	7/13/18	2	200	20	13	7
S&P 500 Index	3,300.00 USD	7/20/18	1	100	7	16	(9)
S&P 500 Index	3,500.00 USD	7/20/18	1	100	7	21	(14)
S&P 500 Index	3,200.00 USD	7/31/18	6	600	60	37	23
S&P 500 Index	3,300.00 USD	7/31/18	1	100	10	17	(7)
S&P 500 Index	3,400.00 USD	7/31/18	1	100	10	26	(16)
S&P 500 Index	3,500.00 USD	8/17/18	1	100	—	11	(11)
S&P 500 Index	2,780.00 USD	8/31/18	1	100	2,555	3,342	(787)
S&P 500 Index	3,200.00 USD	8/31/18	2	200	20	32	(12)

	Total call options				$89,436	$58,056	$31,380

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Put options:
Nasdaq 100 Stock Index	3,200.00 USD	7/20/18	1	$100	$3	$22	$(19)
Nasdaq 100 Stock Index	3,500.00 USD	7/20/18	1	100	25	22	3
Nasdaq 100 Stock Index	4,100.00 USD	7/20/18	2	200	50	108	(58)
Nasdaq 100 Stock Index	3,200.00 USD	8/17/18	2	200	120	13	107
Russell 2000 Index	1,150.00 USD	7/13/18	2	200	15	22	(7)
Russell 2000 Index	800.00 USD	7/20/18	3	300	15	34	(19)
Russell 2000 Index	1,015.00 USD	8/3/18	1	100	10	16	(6)
S&P 500 Index	2,690.00 USD	7/13/18	1	100	1,750	1,485	265
S&P 500 Index	2,540.00 USD	7/2/18	1	100	20	371	(351)
S&P 500 Index	2,650.00 USD	7/2/18	1	100	55	1,672	(1,617)
S&P 500 Index	2,530.00 USD	7/3/18	1	100	28	393	(365)
S&P 500 Index	2,640.00 USD	7/3/18	1	100	87	1,939	(1,852)
S&P 500 Index	1,400.00 USD	7/6/18	8	800	80	145	(65)
S&P 500 Index	1,450.00 USD	7/6/18	1	100	10	17	(7)
S&P 500 Index	1,600.00 USD	7/6/18	4	400	50	88	(38)
S&P 500 Index	1,650.00 USD	7/6/18	8	800	100	159	(59)
S&P 500 Index	1,750.00 USD	7/6/18	2	200	25	32	(7)
S&P 500 Index	1,800.00 USD	7/6/18	1	100	12	17	(5)
S&P 500 Index	2,520.00 USD	7/6/18	1	100	65	416	(351)
S&P 500 Index	2,640.00 USD	7/6/18	1	100	293	2,121	(1,828)
S&P 500 Index	1,700.00 USD	7/9/18	8	800	100	189	(89)
S&P 500 Index	2,550.00 USD	7/9/18	1	100	125	267	(142)
S&P 500 Index	2,660.00 USD	7/9/18	1	100	650	1,727	(1,077)
S&P 500 Index	1,700.00 USD	7/11/18	4	400	60	94	(34)
S&P 500 Index	2,560.00 USD	7/11/18	1	100	238	361	(123)
S&P 500 Index	2,570.00 USD	7/11/18	1	100	265	251	14
S&P 500 Index	2,680.00 USD	7/11/18	1	100	1,265	1,631	(366)
S&P 500 Index	1,600.00 USD	7/13/18	4	400	60	76	(16)
S&P 500 Index	1,650.00 USD	7/13/18	4	400	60	66	(6)
S&P 500 Index	1,700.00 USD	7/13/18	9	900	157	192	(35)
S&P 500 Index	2,675.00 USD	7/13/18	1	100	1,415	2,608	(1,193)
S&P 500 Index	1,700.00 USD	7/16/18	4	400	70	100	(30)
S&P 500 Index	2,560.00 USD	7/16/18	1	100	400	391	9
S&P 500 Index	2,590.00 USD	7/16/18	1	100	545	371	174
S&P 500 Index	2,695.00 USD	7/16/18	1	100	2,015	1,603	412
S&P 500 Index	2,525.00 USD	7/18/18	1	100	380	371	9
S&P 500 Index	2,710.00 USD	7/18/18	1	100	2,710	1,381	1,329
S&P 500 Index	1,400.00 USD	7/20/18	1	100	12	17	(5)
S&P 500 Index	1,450.00 USD	7/20/18	13	1,300	163	216	(53)
S&P 500 Index	1,475.00 USD	7/20/18	4	400	60	77	(17)
S&P 500 Index	1,500.00 USD	7/20/18	7	700	105	136	(31)
S&P 500 Index	1,550.00 USD	7/20/18	17	1,700	—	284	(284)
S&P 500 Index	1,575.00 USD	7/20/18	2	200	—	43	(43)
S&P 500 Index	1,600.00 USD	7/20/18	8	800	160	121	39
S&P 500 Index	2,715.00 USD	7/20/18	1	100	3,035	1,475	1,560
S&P 500 Index	2,700.00 USD	7/23/18	1	100	2,710	1,538	1,172
S&P 500 Index	2,690.00 USD	7/25/18	1	100	2,600	1,731	869
S&P 500 Index	1,400.00 USD	7/27/18	7	700	140	151	(11)
S&P 500 Index	1,450.00 USD	7/27/18	4	400	80	106	(26)
S&P 500 Index	1,500.00 USD	7/27/18	6	600	150	119	31
S&P 500 Index	1,600.00 USD	7/27/18	6	600	180	156	24
S&P 500 Index	1,700.00 USD	7/27/18	2	200	80	83	(3)
S&P 500 Index	2,700.00 USD	7/27/18	1	100	3,005	1,675	1,330
S&P 500 Index	1,700.00 USD	7/30/18	4	400	160	146	14

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,690.00 USD	7/30/18	1	$100	$2,820	$1,748	$1,072
S&P 500 Index	2,650.00 USD	8/1/18	1	100	2,115	2,620	(505)
S&P 500 Index	1,350.00 USD	8/3/18	2	200	45	48	(3)
S&P 500 Index	2,665.00 USD	8/3/18	1	100	2,570	2,389	181
S&P 500 Index	2,675.00 USD	8/6/18	1	100	2,850	2,206	644
S&P 500 Index	2,650.00 USD	8/31/18	1	100	3,715	3,109	606

Total put options					$40,083	$40,965	$(882)

Total options purchased contracts					$129,519	$99,021	$30,498

Options written contracts outstanding at June 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	19.00 USD	7/18/18	(2)	$(200)	$(190)	$(119)	$(71)
CBOE SPX Volatility Index	22.00 USD	7/18/18	(17)	(1,700)	(1,062)	(993)	(69)
CBOE SPX Volatility Index	23.00 USD	7/18/18	(19)	(1,900)	(1,045)	(798)	(247)
CBOE SPX Volatility Index	26.00 USD	7/18/18	(9)	(900)	(337)	(457)	120
CBOE SPX Volatility Index	27.00 USD	7/18/18	(41)	(4,100)	(1,332)	(2,385)	1,053
CBOE SPX Volatility Index	28.00 USD	7/18/18	(31)	(3,100)	(930)	(1,706)	776
CBOE SPX Volatility Index	29.00 USD	7/18/18	(9)	(900)	(247)	(583)	336
CBOE SPX Volatility Index	30.00 USD	7/18/18	(6)	(600)	(150)	(375)	225
CBOE SPX Volatility Index	32.50 USD	7/18/18	(12)	(1,200)	(240)	(641)	401
CBOE SPX Volatility Index	35.00 USD	7/18/18	(15)	(1,500)	(225)	(759)	534
CBOE SPX Volatility Index	25.00 USD	8/22/18	(3)	(300)	(270)	(161)	(109)
CBOE SPX Volatility Index	26.00 USD	8/22/18	(4)	(400)	(320)	(206)	(114)
CBOE SPX Volatility Index	27.00 USD	8/22/18	(12)	(1,200)	(900)	(575)	(325)
CBOE SPX Volatility Index	28.00 USD	8/22/18	(18)	(1,800)	(1,260)	(922)	(338)
CBOE SPX Volatility Index	29.00 USD	8/22/18	(21)	(2,100)	(1,365)	(1,144)	(221)
CBOE SPX Volatility Index	30.00 USD	8/22/18	(7)	(700)	(420)	(419)	(1)
iPath S&P 500 VIX Short-Term	52.00 USD	7/20/18	(2)	(200)	(128)	(155)	27
iPath S&P 500 VIX Short-Term	57.00 USD	7/20/18	(6)	(600)	(294)	(459)	165
iPath S&P 500 VIX Short-Term	58.00 USD	7/20/18	(1)	(100)	(37)	(71)	34
iPath S&P 500 VIX Short-Term	60.00 USD	7/20/18	(2)	(200)	(87)	(111)	24
iPath S&P 500 VIX Short-Term	50.00 USD	7/27/18	(6)	(600)	(549)	(350)	(199)
iPath S&P 500 VIX Short-Term	67.00 USD	8/3/18	(6)	(600)	(354)	(471)	117
iPath S&P 500 VIX Short-Term	56.00 USD	8/17/18	(12)	(1,200)	(1,488)	(901)	(587)
iPath S&P 500 VIX Short-Term	60.00 USD	8/17/18	(3)	(300)	(335)	(191)	(144)
iPath S&P 500 VIX Short-Term	64.00 USD	8/17/18	(3)	(300)	(288)	(202)	(86)
iPath S&P 500 VIX Short-Term	66.00 USD	8/17/18	(3)	(300)	(269)	(314)	45
iPath S&P 500 VIX Short-Term	74.00 USD	8/17/18	(6)	(600)	(405)	(517)	112
Nasdaq 100 Stock Index	7,700.00 USD	7/27/18	(1)	(100)	(115)	(838)	723
Nasdaq 100 Stock Index	7,500.00 USD	9/21/18	(8)	(800)	(51,800)	(34,611)	(17,189)
Russell 2000 Index	1,790.00 USD	7/27/18	(1)	(100)	(30)	(202)	172
Russell 2000 Index	1,790.00 USD	7/31/18	(1)	(100)	(40)	(277)	237
Russell 2000 Index	1,760.00 USD	8/3/18	(1)	(100)	(113)	(228)	115
Russell 2000 Index	1,780.00 USD	8/3/18	(2)	(200)	(115)	(507)	392
Russell 2000 Index	1,770.00 USD	8/17/18	(1)	(100)	(183)	(262)	79
Russell 2000 Index	1,780.00 USD	8/17/18	(2)	(200)	(265)	(650)	385
Russell 2000 Index	1,790.00 USD	8/17/18	(1)	(100)	(100)	(238)	138
Russell 2000 Index	1,795.00 USD	8/31/18	(1)	(100)	(175)	(303)	128
S&P 500 Index	2,830.00 USD	7/13/18	(3)	(300)	(90)	(2,152)	2,062
S&P 500 Index	2,900.00 USD	7/31/18	(1)	(100)	(35)	(366)	331
S&P 500 Index	2,950.00 USD	7/31/18	(1)	(100)	(18)	(396)	378

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,890.00 USD	8/17/18	(1)	$(100)	$(115)	$(463)	$348
S&P 500 Index	2,850.00 USD	8/31/18	(3)	(300)	(1,635)	(2,482)	847
S&P 500 Index	2,900.00 USD	8/31/18	(6)	(600)	(1,020)	(5,942)	4,922

	Total call options				$(70,376)	$(65,902)	$(4,474)

Put options:
CBOE SPX Volatility Index	11.50 USD	7/18/18	(2)	$(200)	$(5)	$(49)	$44
Nasdaq 100 Stock Index	6,050.00 USD	7/20/18	(1)	(100)	(435)	(1,088)	653
Nasdaq 100 Stock Index	6,075.00 USD	7/20/18	(1)	(100)	(465)	(879)	414
Nasdaq 100 Stock Index	6,100.00 USD	7/20/18	(1)	(100)	(505)	(1,098)	593
Nasdaq 100 Stock Index	6,150.00 USD	7/20/18	(1)	(100)	(585)	(858)	273
Nasdaq 100 Stock Index	5,950.00 USD	8/17/18	(1)	(100)	(1,815)	(1,658)	(157)
Nasdaq 100 Stock Index	6,075.00 USD	8/17/18	(1)	(100)	(2,345)	(1,578)	(767)
Russell 2000 Index	1,570.00 USD	7/13/18	(2)	(200)	(660)	(668)	8
Russell 2000 Index	1,300.00 USD	7/20/18	(1)	(100)	(25)	(557)	532
Russell 2000 Index	1,310.00 USD	7/20/18	(1)	(100)	(28)	(581)	553
Russell 2000 Index	1,440.00 USD	7/20/18	(1)	(100)	(90)	(263)	173
Russell 2000 Index	1,450.00 USD	7/20/18	(1)	(100)	(100)	(248)	148
Russell 2000 Index	1,490.00 USD	7/20/18	(1)	(100)	(162)	(337)	175
Russell 2000 Index	1,500.00 USD	7/20/18	(1)	(100)	(190)	(858)	668
Russell 2000 Index	1,530.00 USD	7/20/18	(1)	(100)	(287)	(783)	496
Russell 2000 Index	1,445.00 USD	8/3/18	(1)	(100)	(273)	(377)	104
S&P 500 Index	2,530.00 USD	7/2/18	(1)	(100)	(20)	(716)	696
S&P 500 Index	2,560.00 USD	7/2/18	(1)	(100)	(20)	(535)	515
S&P 500 Index	2,575.00 USD	7/2/18	(1)	(100)	(20)	(637)	617
S&P 500 Index	2,595.00 USD	7/2/18	(2)	(200)	(40)	(2,028)	1,988
S&P 500 Index	2,585.00 USD	7/3/18	(2)	(200)	(70)	(2,411)	2,341
S&P 500 Index	2,575.00 USD	7/6/18	(1)	(100)	(95)	(604)	509
S&P 500 Index	2,580.00 USD	7/6/18	(3)	(300)	(300)	(3,184)	2,884
S&P 500 Index	2,595.00 USD	7/6/18	(2)	(200)	(245)	(1,168)	923
S&P 500 Index	2,600.00 USD	7/9/18	(1)	(100)	(225)	(607)	382
S&P 500 Index	2,605.00 USD	7/9/18	(3)	(300)	(720)	(2,607)	1,887
S&P 500 Index	2,615.00 USD	7/9/18	(1)	(100)	(285)	(599)	314
S&P 500 Index	2,620.00 USD	7/9/18	(2)	(200)	(620)	(1,157)	537
S&P 500 Index	2,630.00 USD	7/9/18	(1)	(100)	(370)	(562)	192
S&P 500 Index	2,625.00 USD	7/11/18	(2)	(200)	(1,080)	(1,968)	888
S&P 500 Index	2,635.00 USD	7/11/18	(1)	(100)	(625)	(580)	(45)
S&P 500 Index	2,645.00 USD	7/11/18	(1)	(100)	(725)	(564)	(161)
S&P 500 Index	2,450.00 USD	7/13/18	(1)	(100)	(140)	(855)	715
S&P 500 Index	2,530.00 USD	7/13/18	(1)	(100)	(255)	(934)	679
S&P 500 Index	2,595.00 USD	7/13/18	(2)	(200)	(1,000)	(2,817)	1,817
S&P 500 Index	2,630.00 USD	7/13/18	(1)	(100)	(765)	(577)	(188)
S&P 500 Index	2,635.00 USD	7/13/18	(2)	(200)	(1,640)	(1,781)	141
S&P 500 Index	2,645.00 USD	7/13/18	(2)	(200)	(1,870)	(1,147)	(723)
S&P 500 Index	2,625.00 USD	7/16/18	(1)	(100)	(810)	(574)	(236)
S&P 500 Index	2,640.00 USD	7/16/18	(3)	(300)	(2,925)	(2,118)	(807)
S&P 500 Index	2,645.00 USD	7/16/18	(1)	(100)	(1,040)	(1,035)	(5)
S&P 500 Index	2,610.00 USD	7/18/18	(1)	(100)	(835)	(546)	(289)
S&P 500 Index	2,620.00 USD	7/18/18	(1)	(100)	(935)	(600)	(335)
S&P 500 Index	2,660.00 USD	7/18/18	(2)	(200)	(2,950)	(1,735)	(1,215)
S&P 500 Index	2,250.00 USD	7/20/18	(1)	(100)	(95)	(902)	807
S&P 500 Index	2,400.00 USD	7/20/18	(1)	(100)	(195)	(758)	563
S&P 500 Index	2,450.00 USD	7/20/18	(1)	(100)	(260)	(996)	736
S&P 500 Index	2,570.00 USD	7/20/18	(1)	(100)	(655)	(578)	(77)
S&P 500 Index	2,580.00 USD	7/20/18	(1)	(100)	(720)	(572)	(148)
S&P 500 Index	2,620.00 USD	7/20/18	(1)	(100)	(1,065)	(610)	(455)

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,630.00 USD	7/20/18	(1)	$(100)	$(1,175)	$(628)	$(547)
S&P 500 Index	2,665.00 USD	7/20/18	(2)	(200)	(3,440)	(1,864)	(1,576)
S&P 500 Index	2,590.00 USD	7/23/18	(3)	(300)	(2,655)	(2,117)	(538)
S&P 500 Index	2,605.00 USD	7/23/18	(1)	(100)	(1,015)	(678)	(337)
S&P 500 Index	2,645.00 USD	7/23/18	(2)	(200)	(3,020)	(1,881)	(1,139)
S&P 500 Index	2,460.00 USD	7/25/18	(1)	(100)	(385)	(797)	412
S&P 500 Index	2,510.00 USD	7/25/18	(1)	(100)	(535)	(724)	189
S&P 500 Index	2,630.00 USD	7/25/18	(2)	(200)	(2,890)	(2,088)	(802)
S&P 500 Index	2,500.00 USD	7/27/18	(1)	(100)	(565)	(902)	337
S&P 500 Index	2,510.00 USD	7/27/18	(1)	(100)	(605)	(869)	264
S&P 500 Index	2,530.00 USD	7/27/18	(1)	(100)	(700)	(731)	31
S&P 500 Index	2,550.00 USD	7/27/18	(1)	(100)	(810)	(697)	(113)
S&P 500 Index	2,640.00 USD	7/27/18	(2)	(200)	(3,420)	(2,004)	(1,416)
S&P 500 Index	2,460.00 USD	7/30/18	(1)	(100)	(465)	(848)	383
S&P 500 Index	2,490.00 USD	7/30/18	(1)	(100)	(565)	(805)	240
S&P 500 Index	2,540.00 USD	7/30/18	(1)	(100)	(790)	(716)	(74)
S&P 500 Index	2,560.00 USD	7/30/18	(1)	(100)	(920)	(792)	(128)
S&P 500 Index	2,630.00 USD	7/30/18	(2)	(200)	(3,270)	(2,169)	(1,101)
S&P 500 Index	2,580.00 USD	8/1/18	(2)	(200)	(2,410)	(3,187)	777
S&P 500 Index	2,595.00 USD	8/3/18	(2)	(200)	(2,980)	(2,884)	(96)
S&P 500 Index	2,615.00 USD	8/6/18	(2)	(200)	(3,550)	(2,718)	(832)
S&P 500 Index	2,580.00 USD	8/31/18	(2)	(200)	(5,040)	(4,173)	(867)

	Total put options				$(72,790)	$(85,214)	$12,424

	Total options written contracts				$(143,166)	$(151,116)	$7,950

Glossary:

CBOE—Chicago Board Options Exchange

VIX—Volatility Index

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—93.3%

Banks—52.2%

Bank of America Corp., Ser. FF, (converts to FRN on 3/15/28) (c)(d),
5.875%, 3/15/28	$390	$382,955
Bank of New York Mellon Corp., Ser. E, (converts to FRN on 6/20/20) (c)(d),
4.95%, 6/20/20	200	204,250
Capital One Financial Corp., Ser. E, (converts to FRN on 6/1/20) (c)(d),
5.55%, 6/1/20	200	204,840
Citigroup, Inc., Ser. P, (converts to FRN on 5/15/25) (c)(d),
5.95%, 5/15/25	400	404,000
Citizens Financial Group, Inc., Ser. B 3 mo. USD-LIBOR + 3.003% (c)(d),
6.00%, 7/6/23	300	303,000
Fifth Third Bancorp, (converts to FRN on 6/30/23) (c)(d),
5.10%, 6/30/23	170	167,785
First Maryland Capital II, 3 mo. USD-LIBOR + 0.850% (d),
3.208%, 2/1/27	510	480,675
Huntington Bancshares, Inc., Ser. E, (converts to FRN on 4/15/23) (c)(d),
5.70%, 4/15/23	200	197,875
JPMorgan Chase & Co., Ser. X, (converts to FRN on 10/1/24) (c)(d),
6.10%, 10/1/24	440	454,437
KeyCorp, Ser. D, (converts to FRN on 9/15/26) (c)(d),
5.00%, 9/15/26	200	195,100
Lloyds Banking Group PLC, (converts to FRN on 6/27/24) (c)(d),
7.50%, 6/27/24	190	193,420
Northern Trust Corp., Ser. D, (converts to FRN on 10/1/26) (c)(d),
4.60%, 10/1/26	200	195,702
State Street Corp., Ser. F, (converts to FRN on 9/15/20) (c)(d),
5.25%, 9/15/20	190	195,235
SunTrust Capital I, Ser. A, 3 mo. USD-LIBOR + 0 .670% (d),
3.01%, 5/15/27	500	471,937
U.S. Bancorp, Ser. J, (converts to FRN on 4/15/27) (c)(d),
5.30%, 4/15/27	500	499,159
Wells Fargo & Co., Ser. S, (converts to FRN on 6/15/24) (c)(d),
5.90%, 6/15/24	670	671,256

		5,221,626

	Principal Amount (000s)	Value*

Diversified Financial Services—4.1%
American Express Co., Ser. C, (converts to FRN on 3/15/20) (c)(d),
4.90%, 3/15/20	$200	$200,850
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (c)(d),
5.50%, 10/30/27	210	205,275

		406,125

Electric Utilities—8.5%
Emera, Inc., Ser. 16-A, (converts to FRN on 6/15/26) (d),
6.75%, 6/15/76	230	241,118
NextEra Energy Capital Holdings, Inc., (converts to FRN on 12/1/27) (d),
4.80%, 12/1/77	380	355,617
Southern California Edison Co., Ser. E, (converts to FRN on 2/1/22) (c)(d),
6.25%, 2/1/22	240	252,900

		849,635

Insurance—10.0%
Lincoln National Corp., 3 mo. USD-LIBOR + 2.358% (d),
4.678%, 5/17/66	210	198,844
MetLife, Inc. (a)(b),
9.25%, 4/8/38	150	204,000
Progressive Corp., Ser. B, (converts to FRN on 3/15/23) (c)(d),
5.375%, 3/15/23	200	199,250
Prudential Financial, Inc., (converts to FRN on 3/15/24) (d),
5.20%, 3/15/44	200	199,375
Voya Financial, Inc., (converts to FRN on 1/23/28) (a)(b)(d),
4.70%, 1/23/48	220	196,075

		997,544

Media—2.5%
NBCUniversal Enterprise, Inc. (a)(b)(c),
5.25%, 3/19/21	250	252,917

Mining—3.5%
BHP Billiton Finance USA Ltd., (converts to FRN on 10/19/25) (a)(b)(d),
6.75%, 10/19/75	320	347,682

Miscellaneous Manufacturing—5.9%
General Electric Co., Ser. D, (converts to FRN on 1/21/21) (c)(d),
5.00%, 1/21/21	600	593,025

Pipelines—6.6%
Enterprise Products Operating LLC, Ser. E, (converts to FRN on 8/16/27) (d),
5.25%, 8/16/77	350	325,719

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Plains All American Pipeline L.P., Ser. B, (converts to FRN on 11/15/22) (c)(d),
6.125%, 11/15/22	$360	$339,300

		665,019

Total Corporate Bonds & Notes (cost—$9,373,754)		9,333,573

	Shares

CONVERTIBLE PREFERRED STOCK (c)(d)— 5.8%

Banks—3.8%
Regions Financial Corp., Ser. B, 6.375%, 9/15/24	7,410	200,514
Synovus Financial Corp., Ser. D (e), 6.30%, 6/21/23	7,000	179,480

		379,994

Capital Markets—2.0%
State Street Corp., Ser. G 5.35%, 3/15/26	7,750	202,430

Total Convertible Preferred Stock (cost—$574,747)		582,424

Total Investments (cost—$9,948,501)—99.1%		9,915,997

Other assets less liabilities—0.9%		94,568

Net Assets—100.0%		$10,010,565

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,000,674, representing 10.0% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,000,674, representing 10.0% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2018.
(e)	Non-income producing.

Glossary:

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Real Estate Debt Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

MORTGAGE-BACKED SECURITIES—78.2%

280 Park Avenue Mortgage Trust, 1 mo. LIBOR + 0.880%, Series 2017-280P, Class A (b)(c),
2.953%, 9/15/34	$200	$200,310
AOA Mortgage Trust, Series 2015-1177, Class B (a)(b),
3.11%, 12/13/29	100	97,554
Aventura Mall Trust, Series 2013-AVM, Class B (a)(b),
3.867%, 12/5/32	100	101,525
Bancaja 10 FTA, 3 mo. Euribor + 0.120%, A2 (c),
zero coupon, 5/22/50	€109	126,369
Bancorp Commercial Mortgage Trust, 1 mo. LIBOR + 1.430%, Series 2016-CRE1, Class A (a)(b)(c),
3.503%, 11/15/33	$126	126,175
BBCMS Mortgage Trust (a)(b)(c),
1 mo. LIBOR + 0.722%, 2.795%, 3/15/37, Series 2018-TALL, Class A	200	200,071
1 mo. LIBOR + 0.850%, 2.923%, 8/15/36, Series 2017-DELC, Class A	150	150,250
1 mo. LIBOR + 1.030%, 3.103%, 8/15/36, Series 2017-DELC, Class B	150	150,203
BX Commercial Mortgage Trust, IO (a)(b)(c),
1 mo. LIBOR + 0.671%, 2.744%, 3/15/37, Series 2018-BA, Class A	100	99,946
1 mo. LIBOR + 0.871%, 2.944%, 3/15/37, Series 2018-BA, Class B	100	99,705
BX Trust (b)(c),
1 mo. LIBOR + 0.800%, 2.70%, 5/15/35, Series 2018-GW, Class A (a)	100	100,237
1 mo. LIBOR + 0.880%, 2.953%, 7/15/34, Series 2017-APPL, Class A	90	90,585
1 mo. LIBOR + 1.150%, 3.223%, 7/15/34, Series 2017-APPL, Class B	90	90,586
1 mo. LIBOR + 1.200%, 3.273%, 7/15/34, Series 2017-SLCT, Class B (a)	200	200,381
1 mo. LIBOR + 1.770%, 3.67%, 5/15/35, Series 2018-GW, Class D (a)	40	40,055
Caesars Palace Las Vegas Trust (a)(b),
3.835%, 10/15/34, Series 2017-VICI, Class B	150	150,772
4.499%, 10/15/34, Series 2017-VICI, Class E	100	98,272
CGDBB Commercial Mortgage Trust, IO (b)(c),
1 mo. LIBOR + 0.790%, 2.863%, 7/15/32, Series 2017-BC, Class A	100	100,125
1 mo. LIBOR + 1.600%, 3.673%, 7/15/32, Series 2017-BC, Class D	100	100,228

	Principal Amount (000s)	Value*

1 mo. LIBOR + 2.150%, 4.223%, 7/15/32, Series 2017-BC, Class E	$100	$99,946
CHT COSMO Mortgage Trust (b)(c),
1 mo. LIBOR + 1.400%, 3.473%, 11/15/36, Series 2017-CSMO, Class B	100	100,099
1 mo. LIBOR + 2.250%, 4.323%, 11/15/36, Series 2017-CSMO, Class D	150	150,442
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A2,
3.039%, 9/15/48	100	99,898
Cold Storage Trust (b)(c),
1 mo. LIBOR + 1.250%, 3.323%, 4/15/36, Series 2017-ICE3, Class B	140	140,613
1 mo. LIBOR + 1.350%, 3.423%, 4/15/36, Series 2017-ICE3, Class C	100	100,471
COMM Mortgage Trust,
2.84%, 4/10/47, Series 2014-LC15, Class A2	150	150,024
1 mo. LIBOR + 0.800%, 2.846%, 8/13/27, Series 2014-PAT, Class A (a)(b)(c)	100	99,964
1 mo. LIBOR + 0.850%, 2.896%, 2/13/32, Series 2014-TWC, Class A (a)(b)(c)	100	100,053
2.928%, 2/10/47, Series 2014-CR15, Class A2	116	116,158
3.012%, 5/10/47, Series 2014-CR17, Class A2	97	97,351
1 mo. LIBOR + 1.150%, 3.196%, 8/13/27, Series 2014-PAT, Class B (a)(b)(c)	150	150,026
1 mo. LIBOR + 1.600%, 3.646%, 2/13/32, Series 2014-TWC, Class B (a)(b)(c)	100	100,174
1 mo. LIBOR + 2.250%, 4.296%, 2/13/32, Series 2014-TWC, Class D (a)(b)(c)	100	100,602
Core Industrial Trust, Series 2015-CALW, Class C (a)(b),
3.555%, 2/10/34	100	99,369
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A (a)(b),
3.639%, 11/15/34	200	202,288
DBCG Mortgage Trust (a)(b)(c),
1 mo. LIBOR + 0.700%, 2.773%, 6/15/34, Series 2017-BBG, Class A	100	100,156
1 mo. LIBOR + 0.850%, 2.923%, 6/15/34, Series 2017-BBG, Class B	100	100,161
DBGS Mortgage Trust, 1 mo. LIBOR + 0.830%, Series 2018-5BP, Class B (a)(b)(c),
2.73%, 6/15/33	200	200,675
Deco Tulip DAC (c),
3 mo. Euribor + 1.700%, 1.70%, 7/27/24, Series 2014-TLPX, Class D	€70	81,632
3 mo. Euribor + 2.100%, 2.10%, 7/27/24, Series 2014-TLPX, Class E	70	81,632
Exantas Capital Corp. Ltd., 1 mo. LIBOR + 0.830%, Series 2018-RSO6, Class A (b)(c),
2.791%, 6/15/35	$100	100,933

Schedule of Investments

AllianzGI Real Estate Debt Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Finsbury Square PLC, 3 mo. GBP LIBOR + 0.900%, Series 2016-2, Class A (c),
1.527%, 8/16/58	£135	$178,180
Fondo de Titulizacion de Activos Santander Hipotecario 2, 3 mo. Euribor + 0.150%, Class A (c),
zero coupon, 1/18/49	€111	128,108
Gemgarto PLC, 3 mo. GBP LIBOR + 2.350%, Series 2015-2, Class B (c),
2.977%, 2/16/54	£100	134,457
GRACE Mortgage Trust, Series 2014-GRCE, Class F (a)(b),
3.71%, 6/10/28	$100	97,788
GS Mortgage Securities Corp. Trust (a)(b),
1 mo. LIBOR + 0.750%, 2.823%, 2/15/37, Series 2018-CHILL, Class A (c)	100	100,163
1 mo. LIBOR + 1.050%, 3.123%, 2/15/37, Series 2018-CHLL, Class B (c)	100	100,073
3.302%, 5/10/34, Series 2017-GPTX, Class C	100	97,716
1 mo. LIBOR + 1.300%, 3.373%, 7/15/32, Series 2017-500K, Class D (c)	100	100,036
Hawksmoor Mortgages PLC, 3 mo. GBP LIBOR + 2.250%, Series 2016-1, Class C (c),
2.861%, 5/25/53	£100	133,622
Hilton Orlando Trust, 1 mo. LIBOR + 1.050%, Series 2018-ORL, Class B (b)(c),
3.123%, 12/15/34	$182	182,157
Hyatt Hotel Portfolio Trust, 1 mo. LIBOR + 0.957%, Series 2017-HYT2, Class B (a)(b)(c),
3.03%, 8/9/32	100	99,877
IM Pastor 4 Fondo de Titulizacion de Activos, 3 mo. Euribor + 0.140%, Class A (c),
zero coupon, 3/22/44	€74	79,479
J.P. Morgan Chase Commercial Mortgage Securities Trust, 1 mo. LIBOR + 1.100%, Series 2017-FL11, Class B (a)(b)(c),
3.173%, 10/15/32	$60	60,124
JPMBB Commercial Mortgage Securities Trust,
1.695%, 3/15/49, Series 2016-C1, Class A1	71	70,471
3.157%, 7/15/45, Series 2013-C12, Class ASB	98	98,247
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(b),
1 mo. LIBOR + 1.300%, 3.30%, 6/15/32, Series 2018-LAQ, Class B (c)	150	150,187
4.128%, 7/5/31, Series 2018-AON, Class A	100	103,725
4.613%, 7/5/31, Series 2018-AON, Class D	100	102,991
JPMorgan Chase Commercial Mortgage Securities Trust,
2.379%, 10/15/45, Series 2012-C8, Class ASB	88	86,838

	Principal Amount (000s)	Value*

2.554%, 4/15/46, Series 2013-LC11, Class ASB	$141	$138,952
3.742%, 9/5/32, Series 2015-UES, Class E (a)(b)	100	98,640
4.675%, 7/5/32, Series 2012-HSBC, Class D (a)(b)	150	153,928
Lone Star Portfolio Trust, 1 mo. LIBOR + 2.600%, Series 2015-LSP, Class B (a)(b)(c),
4.673%, 9/15/28	85	85,552
Lusitano Mortgages No 4 PLC, 3 mo. Euribor + 0.220%, Class A (c),
zero coupon, 9/15/48	€167	185,960
Lusitano Mortgages No 5 PLC, 3 mo. Euribor + 0.260%, Class A (c),
zero coupon, 7/15/59	115	127,466
Madrid RMBS II FTA, 3 mo. Euribor + 0.150%, Series 2006-2, Class A2 (c),
zero coupon, 8/22/49	108	125,564
MBS Bancaja 4 FTA, 3 mo. Euribor + 0.150%, Class A2 (c),
zero coupon, 7/23/50	70	81,023
Morgan Stanley Bank of America Merrill Lynch Trust,
3.194%, 10/15/47, Series 2014-C18, Class A2	$96	96,333
3.669%, 2/15/47, Series 2014-C14, Class A3	150	151,565
Motel 6 Trust (b)(c),
1 mo. LIBOR + 0.920%, 2.993%, 8/15/34, Series 2017-MTL6, Class A	98	97,900
1 mo. LIBOR + 2.150%, 4.223%, 8/15/34, Series 2017-MTL6, Class D	147	147,226
Residential Mortgage Securities 28 PLC (c),
3 mo. GBP LIBOR + 1.150%, 1.781%, 6/15/46, Class A	£131	174,468
3 mo. GBP LIBOR + 2.000%, 2.631%, 6/15/46, Class C	100	133,892
Residential Mortgage Securities 29 PLC, 3 mo. GBP LIBOR + 1.400%, Class B (c),
2.029%, 12/20/46	100	133,566
Residential Mortgage Securities 30 PLC, 3 mo. GBP LIBOR + 0.800%, Class A (c),
1.429%, 3/20/50	86	113,429
Resource Capital Corp., Ltd., 1 mo. LIBOR + 0.800%, Series 2017-CRE5, Class A (a)(b)(c),
2.873%, 7/15/34	$85	84,773
RMAC Securities PLC (c),
3 mo. Euribor + 0.250%, zero coupon, 6/12/44, Series 2006-NS1X, Class M1C	€68	76,053
3 mo. Euribor + 0.470%, 0.149%, 6/12/44, Series 2007-NS1X, Class M2C	78	85,634
3 mo. GBP LIBOR + 0.240%, 0.869%, 6/12/44, Series 2006-NS2X, Class M1A	£95	119,760

Schedule of Investments

AllianzGI Real Estate Debt Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

3 mo. GBP LIBOR + 0.270%, 0.895%, 6/12/44, Series 2006-NS4X, Class M1A	£67	$83,759
Slate PLC (c),
3 mo. GBP LIBOR + 1.450%, 2.204%, 1/24/51, Class B	100	133,069
3 mo. GBP LIBOR + 1.850%, 2.604%, 1/24/51, Class C	100	133,466
Taurus CMBS UK Ltd., 3 mo. GBP LIBOR + 1.400%, Series 2014-UK1, Class A (c),
2.106%, 5/1/22	147	195,060
VNDO Mortgage Trust, Series 2012-6AVE, Class C (a)(b),
3.448%, 11/15/30	$100	98,030
Waldorf Astoria Boca Raton Trust (a)(b)(c),
1 mo. LIBOR + 1.350%, 3.423%, 6/15/29, Series 2016-BOCA, Class A	100	100,129
1 mo. LIBOR + 2.050%, 4.123%, 6/15/29, Series 2016-BOCA, Class B	55	55,104
Wells Fargo Commercial Mortgage Trust,
1.453%, 11/15/59, Series 2016-C36, Class A1	90	87,777
3.02%, 7/15/58, Series 2015-NXS2, Class A2	130	130,065
WFCG Commercial Mortgage Trust, 1 mo. LIBOR + 1.472%, Series 2015-BXRP, Class B (a)(b)(c),
3.545%, 11/15/29	80	80,372
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB,
2.838%, 3/15/48	96	95,065

Total Mortgage-Backed Securities (cost—$10,737,344)		10,603,835

CORPORATE BONDS & NOTES—8.9%

Home Builders—0.9%
Miller Homes Group Holdings PLC, 3 mo. GBP LIBOR + 5.250% (c),
6.036%, 10/15/23	£100	131,815

Real Estate—8.0%
DEMIRE Deutsche Mittelstand Real Estate AG,
2.875%, 7/15/22	€100	118,373
Digital Stout Holding LLC,
4.25%, 1/17/25	£100	144,166
Inmobiliaria Colonial Socimi S.A.,
1.45%, 10/28/24	€100	115,597
Kennedy-Wilson, Inc. (a)(b),
5.875%, 4/1/24	$100	97,500
Merlin Properties Socimi S.A.,
1.75%, 5/26/25	€100	116,010

	Principal Amount (000s)	Value*

SL Green Operating Partnership L.P.,
3.25%, 10/15/22	$100	$97,290
Summit Germany Ltd. (a)(b),
2.00%, 1/31/25	€100	111,595
VICI Properties 1 LLC,
8.00%, 10/15/23	$33	36,488
Vonovia Finance BV, 3 mo. Euribor + 0.450% (c),
0.127%, 12/22/22	€100	116,266
Westfield America Management Ltd.,
2.125%, 3/30/25	£100	130,170

		1,083,455

Total Corporate Bonds & Notes (cost—$1,262,956)		1,215,270

ASSET-BACKED SECURITIES (b)—4.4%

Invitation Homes Trust, (a)(c),
1 mo. LIBOR + 1.080%, 3.153%, 6/17/37, Series 2018-SFR2, Class B	$100	100,201
1 mo. LIBOR + 1.300%, 3.373%, 8/17/32, Series 2015-SFR3, Class A	94	93,703
1 mo. LIBOR + 1.800%, 3.885%, 12/17/36, Series 2017-SFR2, Class D	200	201,733
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2,
4.072%, 2/16/43	199	199,576

Total Asset-Backed Securities (cost—$596,811)		595,213

U.S. GOVERNMENT AGENCY SECURITIES (c)—3.7%

Fannie Mae, MBS,
1 mo. USD-LIBOR + 4.250%, 6.341%, 1/25/29, Series 2016-C04, Class 1M2	100	113,237
1 mo. USD-LIBOR + 4.300%, 6.391%, 2/25/25, Series 2015-C01, Class 1M2	35	38,313
1 mo. USD-LIBOR + 4.400%, 6.491%, 1/25/24, Series 2014-C01, Class M2	70	79,749
1 mo. USD-LIBOR + 5.000%, 7.091%, 7/25/25, Series 2015-C03, Class 1M2	39	44,481
1 mo. USD-LIBOR + 5.250%, 7.341%, 10/25/23, Series 2013-C01, Class M2	100	115,516
Freddie Mac, MBS, 1 mo. USD-LIBOR + 2.600%, Series 2015-DNA2, Class M2,
4.691%, 12/25/27	106	108,844

Total U.S. Government Agency Securities (cost—$499,595)		500,140

Schedule of Investments

AllianzGI Real Estate Debt Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—10.1%

U.S. Treasury Obligations—5.1%
U.S. Treasury Bills (d),
1.722%, 7/26/18 (cost—$689,219)	$690	$689,194

Repurchase Agreements—5.0%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $672,020; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $689,687 including accrued interest (cost—$672,000)	672	672,000

Total Short-Term Investments (cost—$1,361,219)		1,361,194

Total Investments (cost—$14,457,925)—105.3%		14,275,652

Liabilities in excess of other assets (e)—(5.3)%		(721,034)

Net Assets—100.0%		$13,554,618

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $5,242,554, representing 38.7% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $7,143,751, representing 52.7% of net assets.

(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2018.
(d)	Rates reflect the effective yields at purchase date.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Depreciation
Short position contracts:
5-Year U.S. Treasury Note	(2)	9/28/18	$(200)	$(227)	$(938)

Forward foreign currency contracts outstanding at June 30, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2018	Unrealized Appreciation	Unrealized Depreciation
Purchased:
37,350 British Pound settling settling 7/19/18	Citibank N.A.	$50,144	$49,328	$—	$(816)
39,140 Euro settling settling 7/19/18	Citibank N.A.	45,918	45,760	—	(158)
Sold:
1,347,363 British Pound settling settling 7/19/18	Barclays Bank PLC	1,829,665	1,779,459	50,206	—
278,707 British Pound settling settling 7/19/18	Citibank N.A.	374,927	368,088	6,839	—
1,327,653 Euro settling settling 7/19/18	Barclays Bank PLC	1,589,509	1,552,210	37,299	—
60,000 Euro settling settling 7/19/18	Citibank N.A.	70,797	70,148	649	—
42,556 Euro settling settling 7/19/18	Citibank N.A.	50,144	49,754	390	—
111,756 Euro settling settling 7/19/18	Citibank N.A.	130,065	130,658	—	(593)

				$95,383	$(1,567)

(f)	At June 30, 2018, the Fund pledged $1,360 in cash as collateral for futures contracts.

Glossary:

£—British Pound Sterling

CMBS—Commercial Mortgage-Backed Security

€—Euro

EURIBOR— Euro Inter-Bank Offered Rate

GBP—British Pound

IO—Interest Only

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—87.7%

Advertising—1.4%
Lamar Media Corp.,
5.00%, 5/1/23	$13,303	$13,552,431
Outfront Media Capital LLC,
5.25%, 2/15/22	2,500	2,536,275

		16,088,706

Auto Components—1.0%
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	11,600	11,524,600

Auto Manufacturers—0.6%
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	3,000	2,975,285
General Motors Financial Co., Inc., 3 mo. USD-LIBOR + 0.930% (d),
3.272%, 4/13/20	4,000	4,029,672

		7,004,957

Banks—0.8%
CIT Group, Inc.,
5.00%, 8/15/22	8,722	8,841,927

Biotechnology—0.6%
Amgen, Inc.,
4.10%, 6/15/21	6,260	6,394,927

Coal—3.7%
Cloud Peak Energy Resources LLC,
12.00%, 11/1/21	40,020	41,520,750

Commercial Services—7.1%
APX Group, Inc.,
6.375%, 12/1/19	17,770	17,814,425
7.875%, 12/1/22	51,395	51,202,269
Herc Rentals, Inc. (a)(c),
7.50%, 6/1/22	9,771	10,381,687

		79,398,381

Computers—0.3%
NCR Corp.,
5.875%, 12/15/21	3,461	3,525,894

Containers & Packaging—2.7%
Berry Global, Inc.,
6.00%, 10/15/22	14,510	14,988,830
Owens-Brockway Glass Container, Inc. (a)(c),
5.00%, 1/15/22	5,460	5,460,000
Reynolds Group Issuer, Inc.,
5.125%, 7/15/23 (a)(c)	1,500	1,483,125
5.75%, 10/15/20	1,938	1,947,907
6.875%, 2/15/21	6,324	6,411,265

		30,291,127

	Principal Amount (000s)	Value*

Diversified Financial Services—3.8%
Aircastle Ltd.,
6.25%, 12/1/19	$4,125	$4,263,847
Ally Financial, Inc.,
3.25%, 11/5/18	1,075	1,076,344
8.00%, 12/31/18	17,679	18,054,679
Fly Leasing Ltd.,
6.375%, 10/15/21	10,125	10,466,719
International Lease Finance Corp.,
6.25%, 5/15/19	6,295	6,495,181
7.125%, 9/1/18 (a)(c)	2,000	2,011,850

		42,368,620

Electric Utilities—2.8%
AES Corp.,
4.00%, 3/15/21	5,000	4,987,500
4.50%, 3/15/23	5,000	4,962,500
Calpine Corp. (a)(c),
6.00%, 1/15/22	21,133	21,634,909

		31,584,909

Entertainment—1.3%
International Game Technology PLC (a)(c),
5.625%, 2/15/20	680	691,900
6.25%, 2/15/22	13,850	14,265,500

		14,957,400

Environmental Services—1.5%
Clean Harbors, Inc.,
5.125%, 6/1/21	9,949	10,011,181
5.25%, 8/1/20	6,898	6,932,490

		16,943,671

Equity Real Estate Investment Trusts (REITs)—2.0%
Equinix, Inc.,
5.375%, 4/1/23	20,284	20,864,629
Starwood Property Trust, Inc. (a)(c),
3.625%, 2/1/21	2,000	1,960,000

		22,824,629

Food & Beverage—0.9%
Anheuser-Busch InBev Finance, Inc.,
3.30%, 2/1/23	8,000	7,924,423
Anheuser-Busch InBev Worldwide, Inc., 3 mo. LIBOR + 0.740% (d),
3.052%, 1/12/24	2,000	2,027,958

		9,952,381

Healthcare-Products—0.7%
Fresenius U.S. Finance II, Inc. (a)(c),
4.25%, 2/1/21	7,795	7,878,407

Healthcare-Services—5.1%
DaVita, Inc.,
5.75%, 8/15/22	41,836	42,568,339

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Fresenius Medical Care U.S. Finance, Inc. (a)(c),
5.75%, 2/15/21	$4,425	$4,645,808
HCA, Inc.,
6.50%, 2/15/20	10,000	10,418,750

		57,632,897

Holding Companies-Diversified—1.8%
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	19,848	19,996,860

Home Builders—6.3%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	12,088	12,269,320
CalAtlantic Group, Inc.,
6.625%, 5/1/20	3,000	3,172,500
Lennar Corp.,
4.75%, 4/1/21	5,483	5,581,694
MDC Holdings, Inc.,
5.625%, 2/1/20	1,500	1,549,500
PulteGroup, Inc.,
4.25%, 3/1/21	13,356	13,398,739
Taylor Morrison Communities, Inc. (a)(c),
5.25%, 4/15/21	17,806	17,828,258
TRI Pointe Group, Inc.,
4.375%, 6/15/19	3,000	3,030,600
4.875%, 7/1/21	13,599	13,717,991

		70,548,602

Lodging—0.2%
MGM Resorts International,
6.625%, 12/15/21	2,500	2,637,500

Machinery-Diversified—1.8%
CNH Industrial Capital LLC,
4.375%, 4/5/22	2,675	2,709,508
John Deere Capital Corp.,
2.15%, 9/8/22	3,950	3,763,939
3 mo. LIBOR + 0.240%, 2.566%, 3/12/21 (d)	3,000	2,997,555
3 mo. LIBOR + 0.480%, 2.801%, 9/8/22 (d)	5,000	4,991,763
2.875%, 3/12/21	6,000	5,961,926

		20,424,691

Media—7.7%
AMC Networks, Inc.,
4.75%, 12/15/22	1,899	1,906,121
CCO Holdings LLC,
5.25%, 9/30/22	22,365	22,518,759
DISH DBS Corp.,
5.125%, 5/1/20	12,250	12,173,438
7.875%, 9/1/19	8,773	9,123,920
Quebecor Media, Inc.,
5.75%, 1/15/23	1,038	1,063,950

	Principal Amount (000s)	Value*

Sinclair Television Group, Inc.,
5.375%, 4/1/21	$14,945	$15,094,450
6.125%, 10/1/22	1,000	1,021,250
Univision Communications, Inc. (a)(c),
5.125%, 5/15/23	15,000	14,437,500
6.75%, 9/15/22	8,634	8,860,211

		86,199,599

Miscellaneous Manufacturing—2.7%
General Electric Co.,
4.625%, 1/7/21	4,343	4,478,899
4.65%, 10/17/21	10,000	10,399,376
LSB Industries, Inc. (a)(c),
9.625%, 5/1/23	15,500	15,674,375

		30,552,650

Oil, Gas & Consumable Fuels—2.3%
Laredo Petroleum, Inc.,
5.625%, 1/15/22	12,512	12,402,520
Murphy Oil USA, Inc.,
6.00%, 8/15/23	2,000	2,055,000
Sunoco L.P. (a)(c),
4.875%, 1/15/23	11,500	11,068,750

		25,526,270

Pipelines—3.3%
Andeavor Logistics L.P.,
6.25%, 10/15/22	745	772,782
Kinder Morgan Energy Partners L.P.,
6.50%, 4/1/20	2,825	2,970,265
Kinder Morgan, Inc. (a)(c),
5.00%, 2/15/21	5,000	5,169,593
MPLX L.P.,
5.50%, 2/15/23	5,000	5,100,600
Sabine Pass Liquefaction LLC,
5.625%, 2/1/21	11,522	12,057,370
Targa Resources Partners L.P.,
5.25%, 5/1/23	11,625	11,654,062

		37,724,672

Real Estate—6.1%
Iron Mountain, Inc.,
4.375%, 6/1/21 (a)(c)	2,250	2,252,115
6.00%, 8/15/23	4,100	4,202,500
Realogy Group LLC (a)(c),
5.25%, 12/1/21	34,880	34,836,400
SBA Communications Corp.,
4.00%, 10/1/22 (a)(c)	9,612	9,239,535
4.875%, 7/15/22	18,167	18,053,456

		68,584,006

Retail—9.3%
1011778 BC ULC (a)(c),
4.625%, 1/15/22	7,000	7,017,500
Dollar Tree, Inc.,
3.70%, 5/15/23	3,000	2,974,787

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

GameStop Corp. (a)(c),
5.50%, 10/1/19	$5,690	$5,725,563
6.75%, 3/15/21	18,075	18,391,313
Group 1 Automotive, Inc.,
5.00%, 6/1/22	3,140	3,147,850
Michaels Stores, Inc. (a)(c),
5.875%, 12/15/20	11,580	11,682,483
Party City Holdings, Inc. (a)(c),
6.125%, 8/15/23	33,089	33,419,890
Penske Automotive Group, Inc.,
5.75%, 10/1/22	21,540	21,822,712

		104,182,098

Software—3.3%
ACI Worldwide, Inc. (a)(c),
6.375%, 8/15/20	7,700	7,728,875
First Data Corp. (a)(c),
7.00%, 12/1/23	27,979	29,212,314

		36,941,189

Telecommunications—5.8%
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	17,255	18,419,712
Sprint Communications, Inc. (a)(c),
7.00%, 3/1/20	4,750	4,940,000
9.00%, 11/15/18	27,811	28,401,984
Sprint Spectrum Co. LLC (a)(c),
3.36%, 3/20/23	4,063	4,021,875
T-Mobile USA, Inc.,
6.00%, 3/1/23	3,000	3,106,500
6.50%, 1/15/24	5,750	5,997,595

		64,887,666

Transportation—0.8%
Penske Truck Leasing Co. L.P. (a)(c),
2.70%, 3/14/23	9,075	8,616,149

Total Corporate Bonds & Notes (cost—$998,283,386)		985,556,135

SENIOR LOANS (b)—7.0%

Commercial Services & Supplies—2.3%
Asurion LLC,
4.844%, 8/4/22, 2017 Term Loan B4	8,801	8,798,160
8.094%, 8/4/25, 2017 2nd Lien Term Loan	17,000	17,276,250

		26,074,410

Specialty Retail—4.7%
PetSmart, Inc., 1 mo. LIBOR + 3.000%, Term Loan B2,
5.01%, 3/11/22	63,024	52,261,737

Total Senior Loans (cost—$86,905,627)		78,336,147

	Principal Amount (000s)	Value*

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $61,845,804; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $63,084,644 including accrued interest (cost—$61,844,000)	$61,844	$61,844,000

Total Investments (cost—$1,147,033,013)—100.2%		1,125,736,282

Liabilities in excess of other assets—(0.2)%		(1,903,546)

Net Assets—100.0%		$1,123,832,736

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $381,204,049, representing 33.9% of net assets.
(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2018.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $381,204,049, representing 33.9% of net assets.

(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2018.

Glossary:

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2018 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—85.5%
iShares Core S&P 500 (a) (cost—$535,750,604)	1,952,000	$532,993,600

	Principal Amount (000s)

Repurchase Agreements—6.6%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $40,947,194; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $41,769,046 including accrued interest (cost—$40,946,000)	$40,946	40,946,000

Total Options Purchased—0.9% (cost—$6,427,376) (b)(c)(d)		5,639,655

Total Investments, before options written (cost—$583,123,980)—93.0%		579,579,255

Total Options Written—(4.0)% (premiums received— $33,469,046) (b)(c)(d)		(25,172,784)

Total Investments, net of options written (cost—$549,654,934)—89.0%		554,406,471

Other assets less other liabilities—11.0%		68,413,335

Net Assets—100.0%		$622,819,806

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at June 30, 2018:

Options purchased contracts outstanding at June 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
iPath S&P 500 VIX Short-Term	2,850.00 USD	8/31/18	50	$5,000	$27,250	$87,512	$(60,262)
iPath S&P 500 VIX Short-Term	45.00 USD	8/17/18	354	35,400	80,358	48,708	31,650
iPath S&P 500 VIX Short-Term	48.00 USD	8/17/18	344	34,400	68,628	49,052	19,576
iPath S&P 500 VIX Short-Term	52.00 USD	8/17/18	292	29,200	47,012	57,945	(10,933)
iPath S&P 500 VIX Short-Term	55.00 USD	8/17/18	600	60,000	78,600	106,975	(28,375)
S&P 500 Index	2,800.00 USD	7/20/18	30	3,000	8,475	46,417	(37,942)
S&P 500 Index	2,825.00 USD	7/31/18	50	5,000	12,250	52,612	(40,362)
S&P 500 Index	2,800.00 USD	9/21/18	50	5,000	131,750	156,562	(24,812)
S&P 500 Index	2,800.00 USD	7/6/18	30	3,000	525	31,357	(30,832)
S&P 500 Index	3,000.00 USD	7/6/18	30	3,000	300	1,447	(1,147)
S&P 500 Index	3,150.00 USD	7/6/18	124	12,400	1,240	1,394	(154)
S&P 500 Index	3,200.00 USD	7/6/18	372	37,200	3,720	2,218	1,502
S&P 500 Index	2,800.00 USD	7/9/18	50	5,000	1,500	42,212	(40,712)
S&P 500 Index	2,900.00 USD	7/9/18	50	5,000	500	3,112	(2,612)
S&P 500 Index	2,800.00 USD	7/11/18	50	5,000	3,500	47,612	(44,112)
S&P 500 Index	2,900.00 USD	7/11/18	50	5,000	500	3,762	(3,262)
S&P 500 Index	2,800.00 USD	7/13/18	80	8,000	10,000	93,350	(83,350)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	3,000.00 USD	7/13/18	30	$3,000	$300	$1,687	$(1,387)
S&P 500 Index	3,175.00 USD	7/13/18	145	14,500	1,450	1,630	(180)
S&P 500 Index	3,200.00 USD	7/13/18	321	32,100	3,210	3,552	(342)
S&P 500 Index	2,850.00 USD	7/16/18	50	5,000	875	34,262	(33,387)
S&P 500 Index	2,950.00 USD	7/16/18	75	7,500	938	5,144	(4,206)
S&P 500 Index	2,850.00 USD	7/18/18	50	5,000	1,250	17,162	(15,912)
S&P 500 Index	2,920.00 USD	7/18/18	75	7,500	1,125	4,968	(3,843)
S&P 500 Index	3,000.00 USD	7/20/18	30	3,000	225	1,957	(1,732)
S&P 500 Index	3,175.00 USD	7/20/18	366	36,600	2,745	4,809	(2,064)
S&P 500 Index	3,200.00 USD	7/20/18	122	12,200	915	1,414	(499)
S&P 500 Index	2,775.00 USD	7/23/18	50	5,000	43,250	125,662	(82,412)
S&P 500 Index	3,200.00 USD	7/23/18	50	5,000	500	362	138
S&P 500 Index	2,775.00 USD	7/25/18	50	5,000	49,000	132,762	(83,762)
S&P 500 Index	3,200.00 USD	7/25/18	50	5,000	500	312	188
S&P 500 Index	2,865.00 USD	7/27/18	50	5,000	2,500	41,062	(38,562)
S&P 500 Index	2,980.00 USD	7/27/18	75	7,500	1,125	5,718	(4,593)
S&P 500 Index	3,100.00 USD	7/27/18	245	24,500	1,837	1,529	308
S&P 500 Index	3,200.00 USD	7/27/18	257	25,700	2,570	2,799	(229)
S&P 500 Index	2,975.00 USD	7/31/18	50	5,000	875	4,212	(3,337)
S&P 500 Index	2,775.00 USD	8/3/18	50	5,000	72,500	99,412	(26,912)
S&P 500 Index	3,200.00 USD	8/3/18	50	5,000	500	412	88
S&P 500 Index	2,875.00 USD	8/10/18	50	5,000	5,625	50,262	(44,637)
S&P 500 Index	3,200.00 USD	8/10/18	75	7,500	750	1,493	(743)
S&P 500 Index	2,775.00 USD	8/17/18	40	4,000	79,800	136,170	(56,370)
S&P 500 Index	3,200.00 USD	8/17/18	80	8,000	600	1,939	(1,339)
S&P 500 Index	2,780.00 USD	8/24/18	50	5,000	108,750	138,762	(30,012)
S&P 500 Index	3,200.00 USD	8/24/18	50	5,000	625	612	13
S&P 500 Index	3,300.00 USD	8/31/18	100	10,000	1,000	1,624	(624)
S&P 500 Index	3,200.00 USD	9/21/18	100	10,000	1,500	2,024	(524)

	Total call options				$862,948	$1,655,960	$(793,012)

Put options:
S&P 500 Index	2,650.00 USD	7/9/18	100	$10,000	$53,500	$109,000	$(55,500)
S&P 500 Index	2,555.00 USD	7/3/18	22	2,200	660	7,507	(6,847)
S&P 500 Index	1,500.00 USD	7/6/18	210	21,000	2,100	5,681	(3,581)
S&P 500 Index	1,600.00 USD	7/6/18	157	15,700	1,963	7,241	(5,278)
S&P 500 Index	1,750.00 USD	7/6/18	105	10,500	1,313	2,756	(1,443)
S&P 500 Index	1,800.00 USD	7/6/18	640	64,000	8,000	15,345	(7,345)
S&P 500 Index	1,850.00 USD	7/6/18	742	74,200	9,275	22,039	(12,764)
S&P 500 Index	1,900.00 USD	7/6/18	124	12,400	1,860	3,254	(1,394)
S&P 500 Index	2,000.00 USD	7/6/18	1,100	110,000	16,500	23,751	(7,251)
S&P 500 Index	2,625.00 USD	7/6/18	100	10,000	21,250	230,124	(208,874)
S&P 500 Index	2,700.00 USD	7/6/18	30	3,000	35,400	66,187	(30,787)
S&P 500 Index	1,700.00 USD	7/9/18	200	20,000	2,500	5,372	(2,872)
S&P 500 Index	2,540.00 USD	7/9/18	22	2,200	2,530	7,947	(5,417)
S&P 500 Index	1,700.00 USD	7/11/18	200	20,000	3,000	5,927	(2,927)
S&P 500 Index	2,560.00 USD	7/11/18	22	2,200	5,225	7,947	(2,722)
S&P 500 Index	2,650.00 USD	7/11/18	100	10,000	78,500	121,738	(43,238)
S&P 500 Index	1,500.00 USD	7/13/18	100	10,000	1,250	4,124	(2,874)
S&P 500 Index	1,700.00 USD	7/13/18	200	20,000	3,500	6,754	(3,254)
S&P 500 Index	1,750.00 USD	7/13/18	176	17,600	3,080	4,619	(1,539)
S&P 500 Index	1,800.00 USD	7/13/18	633	63,300	11,077	17,471	(6,394)
S&P 500 Index	1,850.00 USD	7/13/18	633	63,300	12,660	19,776	(7,116)
S&P 500 Index	1,900.00 USD	7/13/18	1,500	150,000	30,000	39,887	(9,887)
S&P 500 Index	2,570.00 USD	7/13/18	22	2,200	8,360	7,945	415

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,625.00 USD	7/13/18	50	$5,000	$36,000	$142,062	$(106,062)
S&P 500 Index	2,650.00 USD	7/13/18	100	10,000	100,000	131,477	(31,477)
S&P 500 Index	2,710.00 USD	7/13/18	25	2,500	58,375	53,356	5,019
S&P 500 Index	1,800.00 USD	7/16/18	450	45,000	9,000	11,359	(2,359)
S&P 500 Index	2,560.00 USD	7/16/18	22	2,200	8,800	8,608	192
S&P 500 Index	2,700.00 USD	7/16/18	100	10,000	215,500	120,433	95,067
S&P 500 Index	1,800.00 USD	7/18/18	150	15,000	3,750	4,286	(536)
S&P 500 Index	2,520.00 USD	7/18/18	22	2,200	8,030	9,047	(1,017)
S&P 500 Index	2,525.00 USD	7/18/18	22	2,200	8,360	8,167	193
S&P 500 Index	2,700.00 USD	7/18/18	100	10,000	239,500	128,924	110,576
S&P 500 Index	1,400.00 USD	7/20/18	800	80,000	10,000	40,906	(30,906)
S&P 500 Index	1,450.00 USD	7/20/18	100	10,000	1,250	3,702	(2,452)
S&P 500 Index	1,600.00 USD	7/20/18	220	22,000	4,400	5,773	(1,373)
S&P 500 Index	1,800.00 USD	7/20/18	1,370	137,000	41,100	39,662	1,438
S&P 500 Index	1,850.00 USD	7/20/18	122	12,200	3,660	3,644	16
S&P 500 Index	1,950.00 USD	7/20/18	122	12,200	4,880	3,812	1,068
S&P 500 Index	2,530.00 USD	7/20/18	22	2,200	10,340	7,728	2,612
S&P 500 Index	2,565.00 USD	7/20/18	22	2,200	13,750	14,107	(357)
S&P 500 Index	2,625.00 USD	7/20/18	100	10,000	111,500	295,202	(183,702)
S&P 500 Index	1,800.00 USD	7/23/18	150	15,000	5,250	4,536	714
S&P 500 Index	2,525.00 USD	7/23/18	18	1,800	9,180	7,818	1,362
S&P 500 Index	2,700.00 USD	7/23/18	100	10,000	271,000	174,474	96,526
S&P 500 Index	1,800.00 USD	7/25/18	150	15,000	6,000	5,352	648
S&P 500 Index	2,675.00 USD	7/25/18	100	10,000	223,500	157,376	66,124
S&P 500 Index	1,700.00 USD	7/27/18	685	68,500	27,400	21,614	5,786
S&P 500 Index	1,750.00 USD	7/27/18	61	6,100	2,745	1,906	839
S&P 500 Index	2,525.00 USD	7/27/18	18	1,800	12,150	11,903	247
S&P 500 Index	2,700.00 USD	7/27/18	100	10,000	300,500	171,924	128,576
S&P 500 Index	2,500.00 USD	7/30/18	22	2,200	13,310	10,588	2,722
S&P 500 Index	1,800.00 USD	7/31/18	150	15,000	8,250	7,686	564
S&P 500 Index	2,650.00 USD	7/31/18	100	10,000	204,000	246,390	(42,390)
S&P 500 Index	1,600.00 USD	8/3/18	225	22,500	9,000	11,725	(2,725)
S&P 500 Index	1,700.00 USD	8/3/18	150	15,000	7,500	6,489	1,011
S&P 500 Index	2,665.00 USD	8/3/18	100	10,000	257,000	242,424	14,576
S&P 500 Index	1,700.00 USD	8/6/18	150	15,000	9,000	7,936	1,064
S&P 500 Index	2,675.00 USD	8/6/18	100	10,000	236,124	236,124	—
S&P 500 Index	1,500.00 USD	8/10/18	240	24,000	9,600	8,948	652
S&P 500 Index	2,700.00 USD	8/10/18	100	10,000	385,000	227,624	157,376
S&P 500 Index	2,625.00 USD	8/17/18	100	10,000	253,500	316,124	(62,624)
S&P 500 Index	1,600.00 USD	8/24/18	150	15,000	10,500	9,536	964
S&P 500 Index	2,650.00 USD	8/24/18	100	10,000	335,500	320,624	14,876
S&P 500 Index	2,700.00 USD	8/31/18	100	10,000	503,000	322,524	180,476
S&P 500 Index	2,650.00 USD	9/21/18	100	10,000	476,000	465,124	10,876

	Total put options				$4,776,707	$4,771,416	$5,291

	Total options purchased contracts				$5,639,655	$6,427,376	$(787,721)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2018 (unaudited) (continued)

Options written contracts outstanding at June 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
iPath S&P 500 VIX Short-Term	60.00 USD	8/17/18	(354)	(35,400)	$(39,471)	$(22,483)	$(16,988)
iPath S&P 500 VIX Short-Term	64.00 USD	8/17/18	(344)	(34,400)	(33,024)	(23,188)	(9,836)
iPath S&P 500 VIX Short-Term	66.00 USD	8/17/18	(292)	(29,200)	(26,134)	(30,531)	4,397
iPath S&P 500 VIX Short-Term	74.00 USD	8/17/18	(600)	(60,000)	(40,500)	(51,694)	11,194
S&P 500 Index	2,900.00 USD	7/20/18	(60)	(6,000)	(900)	(14,025)	13,125
S&P 500 Index	2,925.00 USD	8/31/18	(150)	(15,000)	(16,125)	(62,514)	46,389
S&P 500 Index	2,580.00 USD	7/6/18	(157)	(15,700)	(2,214,485)	(2,188,507)	(25,978)
S&P 500 Index	2,610.00 USD	7/6/18	(110)	(11,000)	(1,227,600)	(1,469,512)	241,912
S&P 500 Index	2,630.00 USD	7/6/18	(105)	(10,500)	(970,200)	(1,315,520)	345,320
S&P 500 Index	2,680.00 USD	7/6/18	(124)	(12,400)	(589,000)	(1,336,566)	747,566
S&P 500 Index	2,900.00 USD	7/6/18	(60)	(6,000)	(600)	(8,505)	7,905
S&P 500 Index	2,850.00 USD	7/9/18	(100)	(10,000)	(1,000)	(17,076)	16,076
S&P 500 Index	2,850.00 USD	7/11/18	(100)	(10,000)	(1,250)	(20,876)	19,626
S&P 500 Index	2,680.00 USD	7/13/18	(321)	(32,100)	(1,770,315)	(3,657,846)	1,887,531
S&P 500 Index	2,690.00 USD	7/13/18	(145)	(14,500)	(688,025)	(1,470,120)	782,095
S&P 500 Index	2,850.00 USD	7/13/18	(100)	(10,000)	(1,750)	(25,276)	23,526
S&P 500 Index	2,900.00 USD	7/13/18	(10)	(1,000)	(125)	(1,838)	1,713
S&P 500 Index	2,910.00 USD	7/16/18	(125)	(12,500)	(1,562)	(15,345)	13,783
S&P 500 Index	2,900.00 USD	7/18/18	(125)	(12,500)	(1,875)	(10,570)	8,695
S&P 500 Index	2,650.00 USD	7/20/18	(122)	(12,200)	(1,037,610)	(1,555,958)	518,348
S&P 500 Index	2,660.00 USD	7/20/18	(244)	(24,400)	(1,872,700)	(3,065,918)	1,193,218
S&P 500 Index	2,690.00 USD	7/20/18	(122)	(12,200)	(650,260)	(1,286,784)	636,524
S&P 500 Index	2,815.00 USD	7/23/18	(100)	(10,000)	(18,750)	(83,276)	64,526
S&P 500 Index	2,815.00 USD	7/25/18	(100)	(10,000)	(23,250)	(93,576)	70,326
S&P 500 Index	2,590.00 USD	7/27/18	(245)	(24,500)	(3,505,950)	(3,500,746)	(5,204)
S&P 500 Index	2,640.00 USD	7/27/18	(141)	(14,100)	(1,389,555)	(1,840,031)	450,476
S&P 500 Index	2,650.00 USD	7/27/18	(61)	(6,100)	(550,525)	(827,999)	277,474
S&P 500 Index	2,660.00 USD	7/27/18	(55)	(5,500)	(451,275)	(723,382)	272,107
S&P 500 Index	2,935.00 USD	7/27/18	(125)	(12,500)	(2,188)	(18,595)	16,407
S&P 500 Index	2,900.00 USD	7/31/18	(100)	(10,000)	(3,500)	(21,576)	18,076
S&P 500 Index	2,820.00 USD	8/3/18	(100)	(10,000)	(37,500)	(60,576)	23,076
S&P 500 Index	2,950.00 USD	8/10/18	(125)	(12,500)	(3,750)	(24,570)	20,820
S&P 500 Index	2,850.00 USD	8/17/18	(120)	(12,000)	(36,300)	(106,611)	70,311
S&P 500 Index	2,825.00 USD	8/24/18	(100)	(10,000)	(79,000)	(115,876)	36,876
S&P 500 Index	2,875.00 USD	9/21/18	(150)	(15,000)	(94,500)	(129,214)	34,714

	Total call options				$(17,380,554)	$(25,196,680)	$7,816,126

Put options:
S&P 500 Index	2,230.00 USD	7/20/18	(60)	(6,000)	$(5,400)	$(56,025)	$50,625
S&P 500 Index	2,545.00 USD	7/6/18	(200)	(20,000)	(15,000)	(264,752)	249,752
S&P 500 Index	2,570.00 USD	7/6/18	(245)	(24,500)	(22,050)	(129,546)	107,496
S&P 500 Index	2,650.00 USD	7/6/18	(60)	(6,000)	(22,200)	(65,025)	42,825
S&P 500 Index	2,670.00 USD	7/6/18	(248)	(24,800)	(145,080)	(213,107)	68,027
S&P 500 Index	2,690.00 USD	7/6/18	(123)	(12,300)	(115,005)	(123,585)	8,580
S&P 500 Index	2,600.00 USD	7/9/18	(200)	(20,000)	(45,000)	(139,751)	94,751
S&P 500 Index	2,600.00 USD	7/11/18	(200)	(20,000)	(76,000)	(157,735)	81,735
S&P 500 Index	2,540.00 USD	7/13/18	(200)	(20,000)	(56,000)	(326,752)	270,752
S&P 500 Index	2,595.00 USD	7/13/18	(200)	(20,000)	(100,000)	(168,845)	68,845
S&P 500 Index	2,670.00 USD	7/13/18	(366)	(36,600)	(483,120)	(261,603)	(221,517)
S&P 500 Index	2,690.00 USD	7/13/18	(122)	(12,200)	(213,500)	(113,510)	(99,990)
S&P 500 Index	2,645.00 USD	7/16/18	(200)	(20,000)	(208,000)	(148,145)	(59,855)
S&P 500 Index	2,640.00 USD	7/18/18	(200)	(20,000)	(234,000)	(142,151)	(91,849)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,240.00 USD	7/20/18	(60)	(6,000)	$(5,700)	$(65,595)	$59,895
S&P 500 Index	2,330.00 USD	7/20/18	(120)	(12,000)	(16,200)	(122,204)	106,004
S&P 500 Index	2,420.00 USD	7/20/18	(75)	(7,500)	(16,500)	(75,807)	59,307
S&P 500 Index	2,450.00 USD	7/20/18	(125)	(12,500)	(32,500)	(82,176)	49,676
S&P 500 Index	2,535.00 USD	7/20/18	(200)	(20,000)	(97,000)	(344,908)	247,908
S&P 500 Index	2,570.00 USD	7/20/18	(110)	(11,000)	(72,050)	(98,313)	26,263
S&P 500 Index	2,630.00 USD	7/20/18	(244)	(24,400)	(286,700)	(211,561)	(75,139)
S&P 500 Index	2,640.00 USD	7/20/18	(244)	(24,400)	(319,640)	(232,241)	(87,399)
S&P 500 Index	2,650.00 USD	7/23/18	(200)	(20,000)	(317,000)	(220,452)	(96,548)
S&P 500 Index	2,625.00 USD	7/25/18	(200)	(20,000)	(276,000)	(208,920)	(67,080)
S&P 500 Index	2,570.00 USD	7/27/18	(139)	(13,900)	(131,355)	(92,075)	(39,280)
S&P 500 Index	2,600.00 USD	7/27/18	(122)	(12,200)	(147,010)	(142,222)	(4,788)
S&P 500 Index	2,610.00 USD	7/27/18	(113)	(11,300)	(148,595)	(90,993)	(57,602)
S&P 500 Index	2,630.00 USD	7/27/18	(200)	(20,000)	(312,000)	(203,352)	(108,648)
S&P 500 Index	2,430.00 USD	7/31/18	(200)	(20,000)	(87,000)	(215,971)	128,971
S&P 500 Index	2,565.00 USD	7/31/18	(200)	(20,000)	(208,000)	(285,908)	77,908
S&P 500 Index	2,500.00 USD	8/3/18	(150)	(15,000)	(117,750)	(163,484)	45,734
S&P 500 Index	2,590.00 USD	8/3/18	(200)	(20,000)	(287,000)	(282,340)	(4,660)
S&P 500 Index	2,600.00 USD	8/6/18	(200)	(20,000)	(318,000)	(260,752)	(57,248)
S&P 500 Index	2,540.00 USD	8/10/18	(120)	(12,000)	(148,800)	(137,476)	(11,324)
S&P 500 Index	2,615.00 USD	8/10/18	(200)	(20,000)	(410,000)	(261,952)	(148,048)
S&P 500 Index	2,450.00 USD	8/17/18	(150)	(15,000)	(138,750)	(188,814)	50,064
S&P 500 Index	2,515.00 USD	8/17/18	(200)	(20,000)	(261,000)	(354,752)	93,752
S&P 500 Index	2,550.00 USD	8/17/18	(125)	(12,500)	(199,375)	(118,595)	(80,780)
S&P 500 Index	2,550.00 USD	8/24/18	(200)	(20,000)	(374,000)	(363,352)	(10,648)
S&P 500 Index	2,350.00 USD	8/31/18	(200)	(20,000)	(169,000)	(219,752)	50,752
S&P 500 Index	2,550.00 USD	8/31/18	(30)	(3,000)	(64,950)	(41,963)	(22,987)
S&P 500 Index	2,600.00 USD	8/31/18	(200)	(20,000)	(566,000)	(362,152)	(203,848)
S&P 500 Index	2,525.00 USD	9/21/18	(200)	(20,000)	(524,000)	(513,752)	(10,248)

	Total put options				$(7,792,230)	$(8,272,366)	$480,136

	Total options written contracts				$(25,172,784)	$(33,469,046)	$8,296,262

Glossary:

VIX—Volatility Index

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

June 30, 2018 (unaudited)

Shares		Value*

EXCHANGE-TRADED FUNDS—97.6%
SPDR S&P 500 (a) (cost—$2,122,081)	9,750	$2,644,980

Total Options Purchased—2.0% (cost—$63,989) (b)(c)(d)		54,131

Total Investments, before options written (cost—$2,186,070)—99.6%		2,699,111

Total Options Written—0.0% (premiums received—$5,925) (b)(c)(d)		(160)

Total Investments, net of options written (cost—$2,180,145)—99.6%		2,698,951

Other assets less other liabilities—0.4%		9,502

Net Assets—100.0%		$2,708,453

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at June 30, 2018:

Options purchased contracts outstanding at June 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
S&P 500 Index	3,200.00 USD	7/6/18	4	$400	$40	$25	$15
S&P 500 Index	3,175.00 USD	7/13/18	4	400	40	46	(6)

Total call options					$80	$71	$9

Put options:
S&P 500 Index	2,425.00 USD	7/20/18	1	100	$225	$3,341	$(3,116)
S&P 500 Index	2,400.00 USD	8/17/18	1	100	720	3,540	(2,820)
S&P 500 Index	2,600.00 USD	9/28/18	1	100	4,115	5,892	(1,777)
S&P 500 Index	2,575.00 USD	12/21/18	1	100	6,615	7,614	(999)
S&P 500 Index	2,575.00 USD	1/18/19	1	100	7,325	8,133	(808)
S&P 500 Index	2,400.00 USD	3/15/19	1	100	5,630	7,624	(1,994)
S&P 500 Index	2,375.00 USD	4/18/19	1	100	6,182	7,883	(1,701)
S&P 500 Index	2,375.00 USD	5/17/19	1	100	6,769	6,467	302
S&P 500 Index	2,425.00 USD	6/21/19	1	100	8,000	6,693	1,307
S&P 500 Index	2,450.00 USD	6/21/19	1	100	8,470	6,731	1,739

Total put options					$54,051	$63,918	$(9,867)

Total options purchased contracts					$54,131	$63,989	$(9,858)

Options written contracts outstanding at June 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation
Call options:
S&P 500 Index	2,795.00 USD	7/6/18	(4)	$(400)	$(80)	$(2,990)	$2,910
S&P 500 Index	2,840.00 USD	7/13/18	(4)	(400)	(80)	(2,935)	2,855

Total options written contracts					$(160)	$(5,925)	$5,765

(e)	At June 30, 2018, the Fund pledged $30,698 in cash as collateral for options written.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—97.0%

Aerospace & Defense—0.8%
Ducommun, Inc. (a)	8,707	$288,115

Banks—9.3%
Atlantic Capital Bancshares, Inc. (a)	17,555	344,956
Evans Bancorp, Inc.	4,833	222,801
First Internet Bancorp	7,016	239,246
Franklin Financial Network, Inc. (a)	10,864	408,486
Heritage Commerce Corp.	23,122	392,843
National Commerce Corp. (a)	5,426	251,224
People’s Utah Bancorp	7,818	279,103
Preferred Bank	7,887	484,735
Triumph Bancorp, Inc. (a)	8,447	344,215
Veritex Holdings, Inc. (a)	10,529	327,136

		3,294,745

Beverages—0.9%
Primo Water Corp. (a)	17,567	307,247

Biotechnology—11.3%
Abeona Therapeutics, Inc. (a)	7,614	121,824
Achaogen, Inc. (a)	7,330	63,478
Adamas Pharmaceuticals, Inc. (a)	5,304	137,002
Akebia Therapeutics, Inc. (a)	9,640	96,207
Albireo Pharma, Inc. (a)	2,777	98,583
Audentes Therapeutics, Inc. (a)	4,245	162,201
BioCryst Pharmaceuticals, Inc. (a)	18,466	105,810
BioSpecifics Technologies Corp. (a)	4,210	188,861
Cara Therapeutics, Inc. (a)	7,732	148,068
Corbus Pharmaceuticals Holdings, Inc. (a)	11,491	58,030
Cytokinetics, Inc. (a)	9,202	76,377
CytomX Therapeutics, Inc. (a)	7,192	164,409
Flexion Therapeutics, Inc. (a)	8,462	218,743
ImmunoGen, Inc. (a)	15,078	146,709
Inovio Pharmaceuticals, Inc. (a)	16,873	66,142
Intellia Therapeutics, Inc. (a)	6,015	164,570
Iovance Biotherapeutics, Inc. (a)	13,238	169,446
Karyopharm Therapeutics, Inc. (a)	6,733	114,394
La Jolla Pharmaceutical Co. (a)	6,628	193,339
MacroGenics, Inc. (a)	6,968	143,889
Pieris Pharmaceuticals, Inc. (a)	12,724	64,511
Progenics Pharmaceuticals, Inc. (a)	17,893	143,860
Rigel Pharmaceuticals, Inc. (a)	34,259	96,953
Sangamo Therapeutics, Inc. (a)	11,482	163,044
T2 Biosystems, Inc. (a)	28,419	219,963
TG Therapeutics, Inc. (a)	12,215	160,627
uniQure NV (a)	3,717	140,503
Vanda Pharmaceuticals, Inc. (a)	10,035	191,167
Verastem, Inc. (a)	14,048	96,650
Voyager Therapeutics, Inc. (a)	5,266	102,898

		4,018,258

Chemicals—1.8%
American Vanguard Corp.	14,905	342,070
KMG Chemicals, Inc.	3,978	293,497

		635,567

	Shares	Value*

Construction & Engineering—3.5%
Northwest Pipe Co. (a)	13,950	$270,211
NV5 Global, Inc. (a)	10,074	698,128
Sterling Construction Co., Inc. (a)	19,756	257,421

		1,225,760

Construction Materials—0.8%
U.S. Concrete, Inc. (a)	5,434	285,285

Diversified Consumer Services—1.1%
Carriage Services, Inc.	15,504	380,623

Electrical Equipment—0.4%
Plug Power, Inc. (a)	79,041	159,663

Electronic Equipment, Instruments & Components—0.9%
Mesa Laboratories, Inc.	1,570	331,396

Energy Equipment & Services—0.8%
Independence Contract Drilling, Inc. (a)	34,652	142,766
Nine Energy Service, Inc. (a)	4,742	157,055

		299,821

Food Products—0.9%
John B Sanfilippo & Son, Inc.	4,469	332,717

Healthcare Equipment & Supplies—14.4%
Antares Pharma, Inc. (a)	58,210	150,182
AxoGen, Inc. (a)	13,203	663,451
CryoLife, Inc. (a)	12,581	350,381
CryoPort, Inc. (a)	28,220	445,311
Cutera, Inc. (a)	9,869	397,721
CytoSorbents Corp. (a)	26,513	302,248
Heska Corp. (a)	3,976	412,669
IntriCon Corp. (a)	12,775	514,832
LeMaitre Vascular, Inc.	14,296	478,630
Sientra, Inc. (a)	20,727	404,384
Surmodics, Inc. (a)	8,624	476,045
Tactile Systems Technology, Inc. (a)	9,485	493,220

		5,089,074

Healthcare Providers & Services—2.8%
BioTelemetry, Inc. (a)	15,027	676,215
RadNet, Inc. (a)	20,842	312,630

		988,845

Healthcare Technology—3.1%
Tabula Rasa HealthCare, Inc. (a)	10,063	642,321
Vocera Communications, Inc. (a)	15,053	449,934

		1,092,255

Hotels, Restaurants & Leisure—2.8%
Carrols Restaurant Group, Inc. (a)	27,475	408,004
Century Casinos, Inc. (a)	30,027	262,736
Red Lion Hotels Corp. (a)	26,416	307,746

		978,486

Household Durables—2.1%
Century Communities, Inc. (a)	11,878	374,751

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2018 (unaudited) (continued)

	Shares	Value*

LGI Homes, Inc. (a)	6,603	$381,191

		755,942

Internet & Catalog Retail—1.0%
Gaia, Inc. Class A (a)	17,083	345,931

Internet Software & Services—6.3%
Amber Road, Inc. (a)	30,686	288,755
Brightcove, Inc. (a)	25,729	248,285
Carbonite, Inc. (a)	11,741	409,761
eGain Corp. (a)	35,135	530,539
Five9, Inc. (a)	7,911	273,483
Fusion Connect, Inc. (a)	54,882	216,235
Telaria, Inc. (a)	65,120	263,085

		2,230,143

IT Services—1.1%
Hackett Group, Inc.	23,696	380,795

Leisure Equipment & Products—0.8%
MCBC Holdings, Inc. (a)	10,054	291,063

Life Sciences Tools & Services—2.0%
Codexis, Inc. (a)	10,904	157,018
NeoGenomics, Inc. (a)	41,139	539,332

		696,350

Machinery—5.3%
Commercial Vehicle Group, Inc. (a)	22,190	162,875
DMC Global, Inc.	15,667	703,448
Gencor Industries, Inc. (a)	14,989	242,072
Manitex International, Inc. (a)	28,811	359,561
Spartan Motors, Inc.	16,356	246,976
Westport Fuel Systems, Inc. (a)	62,147	157,232

		1,872,164

Metals & Mining—0.7%
Universal Stainless & Alloy Products, Inc. (a)	10,052	237,931

Oil, Gas & Consumable Fuels—2.7%
Evolution Petroleum Corp.	28,227	278,036
Penn Virginia Corp. (a)	4,203	356,793
Ring Energy, Inc. (a)	25,683	324,119

		958,948

Personal Products—1.4%
Medifast, Inc.	3,218	515,395

Pharmaceuticals—3.9%
ANI Pharmaceuticals, Inc. (a)	5,003	334,200
Assembly Biosciences, Inc. (a)	3,224	126,413
Cymabay Therapeutics, Inc. (a)	11,518	154,572
Endocyte, Inc. (a)	10,956	151,193
Intersect ENT, Inc. (a)	8,582	321,396
Paratek Pharmaceuticals, Inc. (a)	5,762	58,772
Revance Therapeutics, Inc. (a)	4,940	135,603
WaVe Life Sciences Ltd. (a)	2,961	113,258

		1,395,407

	Shares	Value*

Professional Services—0.7%
CRA International, Inc.	4,969	$252,872

Road & Rail—1.7%
Daseke, Inc. (a)	23,271	231,081
USA Truck, Inc. (a)	15,701	368,502

		599,583

Semiconductors & Semiconductor Equipment—3.4%
Adesto Technologies Corp. (a)	34,577	290,447
AXT, Inc. (a)	36,639	258,305
CEVA, Inc. (a)	7,070	213,514
FormFactor, Inc. (a)	18,420	244,986
Ichor Holdings Ltd. (a)	9,983	211,839

		1,219,091

Software—4.7%
Asure Software, Inc. (a)	20,600	328,570
Datawatch Corp. (a)	26,966	256,177
Model N, Inc. (a)	17,172	319,399
QAD, Inc., Class A	7,441	373,166
Upland Software, Inc. (a)	11,350	390,100

		1,667,412

Technology Hardware, Storage & Peripherals—2.1%
USA Technologies, Inc. (a)	54,477	762,678

Wireless Telecommunication Services—1.5%
Boingo Wireless, Inc. (a)	23,264	525,534

Total Common Stock (cost—$21,571,491)		34,415,096

	Principal Amount (000s)

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $909,027; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $931,747 including accrued interest (cost—$909,000)	$909	909,000

Total Investments (cost—$22,480,491)—99.6%		35,324,096

Other assets less liabilities—0.4%		126,450

Net Assets—100.0%		$35,450,546

Notes to Schedule of Investments:

(a)	Non-income producing.

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees of the Trust (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended June 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps—OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2018 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$42,488,468	—	—	$42,488,468
Exchange-Traded Funds	2,994,935	—	—	2,994,935
Repurchase Agreements	—	$1,772,000	—	1,772,000

	45,483,403	1,772,000	—	47,255,403

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,407	—	—	2,407
Interest Rate Contracts	26,742	—	—	26,742
Market Price	55,542	—	—	55,542

	84,691	—	—	84,691

Other Financial Instruments*—Liabilities
Market Price	(38,791)	—	—	(38,791)

Totals	$45,529,303	$1,772,000	—	$47,301,303

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$60,678,312	—	—	$60,678,312
Exchange-Traded Funds	381,826	—	—	381,826
Repurchase Agreements	—	$1,698,000	—	1,698,000

	61,060,138	1,698,000	—	62,758,138

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,407	—	—	2,407
Interest Rate Contracts	256	—	—	256
Market Price	28,013	—	—	28,013

	30,676	—	—	30,676

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(5,607)	—	—	(5,607)
Market Price	(86,877)	—	—	(86,877)

	(92,484)	—	—	(92,484)

Totals	$60,998,330	$1,698,000	—	$62,696,330

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$69,921,256	—	—	$69,921,256
Exchange-Traded Funds	150,705	—	—	150,705
Repurchase Agreements	—	$1,824,000	—	1,824,000

	70,071,961	1,824,000	—	71,895,961

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,610	—	—	3,610
Market Price	71,523	—	—	71,523

	75,133	—	—	75,133

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(1,869)	—	—	(1,869)
Market Price	(108,550)	—	—	(108,550)

	(110,419)	—	—	(110,419)

Totals	$70,036,675	$1,824,000	—	$71,860,675

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$56,317,598	—	—	$56,317,598
Repurchase Agreements	—	$1,528,000	—	1,528,000

	56,317,598	1,528,000	—	57,845,598

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,611	—	—	3,611
Market Price	81,937	—	—	81,937

	85,548	—	—	85,548

Other Financial Instruments*—Liabilities
Market Price	(97,853)	—	—	(97,853)

Totals	$56,305,293	$1,528,000	—	$57,833,293

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$50,500,246	—	—	$50,500,246
Repurchase Agreements	—	$1,069,000	—	1,069,000

	50,500,246	1,069,000	—	51,569,246

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,611	—	—	3,611
Market Price	83,776	—	—	83,776

	87,387	—	—	87,387

Other Financial Instruments*—Liabilities
Market Price	(95,632)	—	—	(95,632)

Totals	$50,492,001	$1,069,000	—	$51,561,001

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$32,308,800	—	—	$32,308,800
Repurchase Agreements	—	$709,000	—	709,000

	32,308,800	709,000	—	33,017,800

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,407	—	—	2,407
Market Price	61,826	—	—	61,826

	64,233	—	—	64,233

Other Financial Instruments*—Liabilities
Market Price	(62,411)	—	—	(62,411)

Totals	$32,310,622	$709,000	—	$33,019,622

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$31,525,880	—	—	$31,525,880
Repurchase Agreements	—	$1,100,000	—	1,100,000

	31,525,880	1,100,000	—	32,625,880

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,407	—	—	2,407
Market Price	62,700	—	—	62,700

	65,107	—	—	65,107

Other Financial Instruments*—Liabilities
Market Price	(62,411)	—	—	(62,411)

Totals	$31,528,576	$1,100,000	—	$32,628,576

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$16,382,504	—	—	$16,382,504
Repurchase Agreements	—	$423,000	—	423,000

	16,382,504	423,000	—	16,805,504

Other Financial Instruments*—Assets
Foreign Exchange Contracts	1,204	—	—	1,204
Market Price	34,229	—	—	34,229

	35,433	—	—	35,433

Other Financial Instruments*—Liabilities
Market Price	(34,336)	—	—	(34,336)

Totals	$16,383,601	$423,000	—	$16,806,601

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Multi Asset Income:
Investments in Securities—Assets
Mutual Funds	$28,687,277	—	—	$28,687,277
Common Stock:
Equity Real Estate Investment Trusts (REITs)	3,192,132	$232,074	—	3,424,206
Real Estate Management & Development	—	228,402	—	228,402
All Other	1,891,780	—	—	1,891,780
Exchange-Traded Funds	4,021,583	—	—	4,021,583
Repurchase Agreements	—	1,656,000	—	1,656,000

	37,792,772	2,116,476	—	39,909,248

Other Financial Instruments*—Assets
Interest Rate Contracts	117,063	—	—	117,063
Market Price	7,501	—	—	7,501

	124,564	—	—	124,564

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(9,803)	—	—	(9,803)
Market Price	(144,018)	—	—	(144,018)

	(153,821)	—	—	(153,821)

Totals	$37,763,515	$2,116,476	—	$39,879,991

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$311,775,293	—	—	$311,775,293
Exchange-Traded Funds	16,897,096	—	—	16,897,096
Repurchase Agreements	—	$6,641,000	—	6,641,000

	328,672,389	6,641,000	—	335,313,389

Other Financial Instruments*—Assets
Market Price	77,044	—	—	77,044

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(43,384)	—	—	(43,384)
Interest Rate Contracts	(2,182)	—	—	(2,182)
Market Price	(781,897)	—	—	(781,897)

	(827,463)	—	—	(827,463)

Totals	$327,921,970	$6,641,000	—	$334,562,970

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
China	$289,566	$1,704,080	—	$1,993,646
Czech Republic	—	17,100	—	17,100
Hungary	—	46,851	—	46,851
Indonesia	25,984	11,929	—	37,913
Korea (Republic of)	43,565	846,347	$10,687	900,599
Malaysia	8,246	106,463	—	114,709
Norway	—	19,452	—	19,452
Philippines	—	8,130	—	8,130
Russian Federation	30,978	51,899	—	82,877
Singapore	—	11,556	—	11,556
South Africa	120,917	95,868	—	216,785
Taiwan	6,325	518,262	20,171	544,758
Thailand	—	—	227,127	227,127
Turkey	—	138,857	—	138,857
All Other	646,880	—	—	646,880
Preferred Stock:
Korea (Republic of)	—	30,392	—	30,392
All Other	136,581	—	—	136,581
Warrants	199	—	—	199
Repurchase Agreements	—	449,000	—	449,000

	1,309,241	4,056,186	257,985	5,623,412

Other Financial Instruments*—Liabilities
Market Price	(26,342)	—	—	(26,342)

Totals	$1,282,899	$4,056,186	$257,985	$5,597,070

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	—	$6,473,180	—	$6,473,180
Austria	—	3,804,617	—	3,804,617
Belgium	—	172,463	—	172,463
China	$3,574,596	22,264,244	$1,152	25,839,992
Czech Republic	—	277,392	—	277,392
Denmark	—	794,296	—	794,296
Finland	—	1,850,958	—	1,850,958
France	—	27,487,692	—	27,487,692
Germany	298,944	6,499,120	—	6,798,064
Greece	260,457	783,737	108,550	1,152,744
Hong Kong	—	5,390,737	—	5,390,737
Hungary	—	1,199,316	—	1,199,316
Indonesia	—	1,751,774	—	1,751,774
Israel	240,073	1,231,731	—	1,471,804
Italy	210,347	7,201,108	—	7,411,455
Japan	—	46,059,105	—	46,059,105
Korea (Republic of)	2,982,436	9,183,685	—	12,166,121
Malaysia	—	2,974,363	—	2,974,363
Netherlands	781,338	8,130,098	—	8,911,436
New Zealand	—	859,572	—	859,572
Norway	—	4,660,179	—	4,660,179
Philippines	367,920	1,248,935	—	1,616,855
Qatar	—	260,241	—	260,241
Singapore	362,821	2,034,586	—	2,397,407
South Africa	621,152	2,142,795	—	2,763,947
Spain	—	6,278,431	—	6,278,431
Sweden	—	4,479,241	—	4,479,241
Switzerland	—	7,383,829	—	7,383,829
Taiwan	1,567,620	6,941,942	—	8,509,562
Thailand	—	1,030,099	3,949,886	4,979,985
Turkey	64,555	1,314,740	—	1,379,295
United Arab Emirates	—	635,404	—	635,404
United Kingdom	1,689,075	28,632,146	—	30,321,221
All Other	354,432,033	—	—	354,432,033
Preferred Stock	—	3,582,583	—	3,582,583
Exchange-Traded Funds	2,399,041	—	—	2,399,041
Rights:
Italy	—	—	3	3
Spain	65,779	—	—	65,779
Repurchase Agreements	—	1,486,000	—	1,486,000

	369,918,187	226,500,339	4,059,591	600,478,117

Other Financial Instruments*—Liabilities
Market Price	(63,405)	—	—	(63,405)

Totals	$369,854,782	$226,500,339	$4,059,591	$600,414,712

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Austria	$2,351	$313,542	—	$315,893
Brazil	61,443	—	—	61,443
Canada	99,234	—	—	99,234
China	32,612	116, 075	—	148,687
Ireland	18,861	73,136	—	91,997
Italy	55,744	1,031,807	—	1,087,551
Mexico	53,845	—	—	53,845
Netherlands	51,822	660,613	—	712,435
Thailand	—	—	$50,914	50,914
United Kingdom	17,642	4,584,012	—	4,601,654
All Other	—	17,835,583	—	17,835,583
Exchange-Traded Funds	501,003	—	—	501,003
Preferred Stock	—	121,860	—	121,860
Rights:
Italy	—	—	1	1
Spain	5,402	—	—	5,402
Repurchase Agreements	—	511,000	—	511,000

Totals	$899,959	$25,247,628	$50,915	$26,198,502

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$125,531,952	—	—	$125,531,952

Other Financial Instruments*—Liabilities
Market Price	(4,344)	—	—	(4,344)

Totals	$125,527,608	—	—	$125,527,608

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
IT Services	—	—	$2,529,977	$2,529,977
All Other	—	$422,468,910	—	422,468,910
Convertible Preferred Stock:
Diversified Financial Services	—	6,488,782	—	6,488,782
Healthcare-Products	—	10,483,042	—	10,483,042
All Other	$44,765,041	—	—	44,765,041
Repurchase Agreements	—	28,269,000	—	28,269,000

Totals	$44,765,041	$467,709,734	$2,529,977	$515,004,752

AllianzGI Core Bond:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$11,816,371	—	$11,816,371
U.S. Government Agency Securities	—	8,745,932	—	8,745,932
Corporate Bonds & Notes	—	8,026,674	—	8,026,674
Asset-Backed Securities	—	5,334,972	$376,974	5,711,946
Mortgage-Backed Securities	—	696,726	—	696,726
Sovereign Debt Obligations	—	678,455	—	678,455
Repurchase Agreements	—	281,000	—	281,000

	—	35,580,130	376,974	35,957,104

Other Financial Instruments*—Assets
Credit Contracts	—	149	—	149
Interest Rate Contracts	$2,057	—	—	2,057

	2,057	149	—	2,206

Other Financial Instruments*—Liabilities
Credit Contracts	—	(631)	—	(631)
Interest Rate Contracts	(14,161)	—	—	(14,161)

	(14,161)	(631)	—	(14,792)

Totals	$(12,104)	$35,579,648	$376,974	$35,944,518

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Core Plus Bond:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$13,968,003	—	$13,968,003
Corporate Bonds & Notes	—	12,768,353	—	12,768,353
U.S. Government Agency Securities	—	12,749,774	—	12,749,774
Asset-Backed Securities	—	8,329,102	$601,959	8,931,061
Mortgage-Backed Securities	—	947,297	—	947,297
Sovereign Debt Obligations	—	751,429	—	751,429
Repurchase Agreements	—	136,000	—	136,000

	—	49,649,958	601,959	50,251,917

Other Financial Instruments*—Assets
Credit Contracts	—	2,474	—	2,474
Interest Rate Contracts	$3,428	—	—	3,428

	3,428	2,474	—	5,902

Other Financial Instruments*—Liabilities
Credit Contracts	—	(947)	—	(947)
Interest Rate Contracts	(25,377)	—	—	(25,377)

	(25,377)	(947)	—	(26,324)

Totals	$(21,949)	$49,651,485	$601,959	$50,231,495

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$1,023,162	—	—	$1,023,162
China	3,207,626	$13,748,600	—	16,956,226
Hong Kong	1,142,540	555,008	—	1,697,548
India	1,823,672	1,114,638	—	2,938,310
Russian Federation	1,347,405	—	—	1,347,405
South Africa	278,033	—	—	278,033
Thailand	—	—	$2,511,151	2,511,151
United States	5,107,825	—	—	5,107,825
All Other	—	16,472,626	—	16,472,626
Preferred Stock	214,411	—	—	214,411

Totals	$14,144,674	$31,890,872	$2,511,151	$48,546,697

AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Sovereign Debt Obligations	—	$10,371,618	—	$10,371,618
Corporate Bonds & Notes	—	7,702,127	—	7,702,127
Repurchase Agreements	—	1,886,000	—	1,886,000

Totals	—	$19,959,745	—	$19,959,745

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$183,506	—	—	$183,506
China	33,756	$1,623,849	—	1,657,605
Czech Republic	22,663	54,929	—	77,592
Greece	157,656	149,506	—	307,162
India	323,516	921,388	—	1,244,904
Korea (Republic of)	147,431	1,694,400	—	1,841,831
Malaysia	31,923	508,881	—	540,804
Mexico	49,068	—	—	49,068
Peru	24,563	—	—	24,563
Russian Federation	98,486	—	$63,119	161,605
South Africa	322,300	38,956	—	361,256
Taiwan	20,008	1,626,494	—	1,646,502
Thailand	—	25,961	727,652	753,613
United Arab Emirates	34,352	—	—	34,352
All Other	—	1,096,197	—	1,096,197
Preferred Stock:
Brazil	61,046	—	—	61,046
Russian Federation	—	—	252,330	252,330

Totals	$1,510,274	$7,740,561	$1,043,101	$10,293,936

AllianzGI Europe Equity Dividend:
Investments in Securities—Assets
Common Stock:
France	$260,263	$1,127,110	—	$1,387,373
All Other	—	6,150,597	—	6,150,597

Totals	$260,263	$7,277,707	—	$7,537,970

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Australia	—	$1,031,321	—	$1,031,321
Austria	$69,432	648,163	—	717,595
Belgium	—	75,951	—	75,951
China	1,037,224	6,304,353	$12,828	7,354,405
Czech Republic	19,135	97,476	—	116,611
Denmark	6,925	178,085	—	185,010
Finland	2,497	655,692	—	658,189
France	77,247	6,134,197	—	6,211,444
Germany	12,950	1,673,250	—	1,686,200
Greece	66,827	174,405	27,780	269,012
Hong Kong	—	1,607,261	—	1,607,261
Hungary	—	381,101	—	381,101
Indonesia	—	773,448	—	773,448
Israel	77,163	591,117	—	668,280
Italy	11,122	1,382,173	—	1,393,295
Japan	—	13,969,167	—	13,969,167
Korea (Republic of)	751,219	2,503,881	—	3,255,100
Malaysia	—	737,156	—	737,156
Netherlands	202,535	1,957,314	—	2,159,849
New Zealand	37,144	458,362	—	495,506
Norway	38,192	825,779	—	863,971
Philippines	125,039	182,116	—	307,155
Poland	—	84,901	—	84,901
Russian Federation	80,137	2,969	—	83,106
Singapore	77,453	1,169,005	—	1,246,458
South Africa	—	433,731	—	433,731
Spain	—	1,713,073	—	1,713,073
Sweden	—	1,169,490	—	1,169,490
Switzerland	—	1,882,686	—	1,882,686
Taiwan	—	2,508,908	—	2,508,908
Thailand	—	116,632	1,192,694	1,309,326
Turkey	13,759	610,564	—	624,323
United Kingdom	557,454	6,695,984	—	7,253,438
All Other	96,824,200	—	—	96,824,200
Corporate Bonds & Notes	—	38,532,462	—	38,532,462
Exchange-Traded Funds	27,457,915	—	—	27,457,915
U.S. Treasury Obligations	—	24,078,178	—	24,078,178
U.S. Government Agency Securities	—	19,802,130	—	19,802,130
Sovereign Debt Obligations	—	10,391,660	—	10,391,660
Preferred Stock:
Brazil	24,320	—	—	24,320
Colombia	112,719	—	—	112,719
All Other	—	579,600	—	579,600
Rights:
Italy	—	—	1	1
Spain	13,343	—	—	13,343
Repurchase Agreements	—	18,415,000	—	18,415,000

	127,695,951	170,528,741	1,233,303	299,457,995

Other Financial Instruments*—Assets
Interest Rate Contracts	129,781	—	—	129,781
Market Price	221,059	—	—	221,059

	350,840	—	—	350,840

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(63,723)	—	—	(63,723)
Interest Rate Contracts	(13,225)	—	—	(13,225)
Market Price	(598,498)	—	—	(598,498)

	(675,446)	—	—	(675,446)

Totals	$127,371,345	$170,528,741	$1,233,303	$299,133,389

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI Global High Yield:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$20,572,976	—	$20,572,976
Repurchase Agreements	—	1,160,000	—	1,160,000
U.S. Treasury Obligations	—	696,220	—	696,220

	—	22,429,196	—	22,429,196

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	193,354	—	193,354
Market Price	$9,810	—	—	9,810

	9,810	193,354	—	203,164

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(219)	—	(219)
Interest Rate Contracts	(1,875)	—	—	(1,875)

	(1,875)	(219)	—	(2,094)

Totals	$7,935	$22,622,331	—	$22,630,266

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$404,631	—	$404,631
Denmark	—	343,843	—	343,843
France	—	386,317	—	386,317
Germany	—	2,364,632	—	2,364,632
Japan	—	1,334,139	—	1,334,139
Korea (Republic of)	—	417,977	—	417,977
Spain	—	1,249,954	—	1,249,954
Sweden	$137,143	1,125,390	—	1,262,533
Switzerland	—	787,553	—	787,553
United Kingdom	—	3,614,235	—	3,614,235
All Other	14,193,433	—	—	14,193,433
Repurchase Agreements	—	1,319,000	—	1,319,000

Totals	$14,330,576	$13,347,671	—	$27,678,247

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	—	$24,404,070	—	$24,404,070
China	—	13,978,641	—	13,978,641
Finland	—	16,876,247	—	16,876,247
France	—	61,004,668	—	61,004,668
Germany	—	3,305,043	—	3,305,043
Japan	—	23,902,760	—	23,902,760
Netherlands	—	18,537,568	—	18,537,568
Sweden	—	26,529,559	—	26,529,559
Switzerland	$2,798,475	37,209,156	—	40,007,631
United Kingdom	—	75,480,649	—	75,480,649
All Other	333,658,011	—	—	333,658,011
Repurchase Agreements	—	5,836,000	—	5,836,000

Totals	$336,456,486	$307,064,361	—	$643,520,847

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Media	—	$13,155,146	$55	$13,155,201
All Other	—	173,328,860	—	173,328,860
Preferred Stock	—	—	6,121,626	6,121,626
Common Stock	—	—	668,051	668,051
Warrants	—	—	23	23
Repurchase Agreements	—	1,655,000	—	1,655,000

Totals	—	$188,139,006	$6,789,755	$194,928,761

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Brazil	$564,884	—	—	$564,884
Canada	1,842,560	—	—	1,842,560
China	1,638,573	$860,340	—	2,498,913
India	375,447	296,545	—	671,992
Indonesia	180,451	162,960	—	343,411
Ireland	716,835	—	—	716,835
Mexico	193,020	—	—	193,020
Sweden	90,813	1,418,824	—	1,509,637
All Other	—	11,846,633	—	11,846,633
Repurchase Agreements	—	341,000	—	341,000

Totals	$5,602,583	$14,926,302	—	$20,528,885

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock	—	$187,074,958	—	$187,074,958
Preferred Stock	—	2,539,577	—	2,539,577
Repurchase Agreements	—	1,183,000	—	1,183,000

Totals	—	$190,797,535	—	$190,797,535

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$27,282,693	—	—	$27,282,693
Repurchase Agreements	—	$1,280,000	—	1,280,000

Totals	$27,282,693	$1,280,000	—	$28,562,693

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$6,345,963	—	—	$6,345,963
Chile	1,109,672	—	—	1,109,672
China	1,160,775	$42,455,666	—	43,616,441
Mexico	7,327,175	—	—	7,327,175
Peru	1,058,289	—	—	1,058,289
Philippines	985,396	—	—	985,396
Russian Federation	2,417,359	—	$3,525,227	5,942,586
South Africa	4,198,334	4,253,302	—	8,451,636
Taiwan	1,062,031	16,807,321	—	17,869,352
United Arab Emirates	1,014,311	—	—	1,014,311
All Other	—	50,209,909	—	50,209,909
Preferred Stock:
Brazil	3,325,227	—	—	3,325,227
Korea (Republic of)	—	3,783,839	—	3,783,839
Repurchase Agreements	—	8,113,000	—	8,113,000

Totals	$30,004,532	$125,623,037	$3,525,227	$159,152,796

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Belgium	$42,977	—	—	$42,977
Canada	196,373	—	—	196,373
Mexico	96,135	—	—	96,135
Peru	25,897	—	—	25,897
Russian Federation	31,050	—	—	31,050
South Africa	54,847	$38,711	—	93,558
United Kingdom	318,155	533,174	—	851,329
United States	46,350	—	—	46,350
All Other	—	2,407,653	—	2,407,653

Totals	$811,784	$2,979,538	—	$3,791,322

AllianzGI PerformanceFee Managed Futures Strategy:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$13,392,804	—	$13,392,804
Repurchase Agreements	—	350,000	—	350,000

	—	13,742,804	—	13,742,804

Other Financial Instruments*—Assets
Commodity Contracts	$114,119	—	—	114,119
Foreign Exchange Contracts	56,475	—	—	56,475
Interest Rate Contracts	42,922	10,860	—	53,782
Market Price	14,539	—	—	14,539

	228,055	10,860	—	238,915

Other Financial Instruments*—Liabilities
Commodity Contracts	(71,307)	—	—	(71,307)
Credit Contracts	—	(10,546)	—	(10,546)
Foreign Exchange Contracts	(10,510)	—	—	(10,510)
Interest Rate Contracts	(28,629)	—	—	(28,629)
Market Price	(145,194)	—	—	(145,194)

	(255,640)	(10,546)	—	(266,186)

Totals	$(27,585)	$13,743,118	—	$13,715,533

AllianzGI PerformanceFee Structured US Equity:
Investments in Securities—Assets
Exchange-Traded Funds	$27,313,465	—	—	$27,313,465
Options Purchased:
Market Price	220,162	—	—	220,162

	27,533,627	—	—	27,533,627

Investments in Securities—Liabilities
Options Written:
Market Price	(272,700)	—	—	(272,700)

Totals	$27,260,927	—	—	$27,260,927

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI PerformanceFee Structured US Fixed Income:
Investments in Securities—Assets
Exchange-Traded Funds	$24,547,268	—	—	$24,547,268
Options Purchased:
Market Price	129,519	—	—	129,519

	24,676,787	—	—	24,676,787

Investments in Securities—Liabilities
Options Written:
Market Price	(143,166)	—	—	(143,166)

Totals	$24,533,621	—	—	$24,533,621

AllianzGI Preferred Securities and Income Fund:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$9,333,573	—	$9,333,573
Convertible Preferred Stock	$582,424	—	—	582,424

Totals	$582,424	$9,333,573	—	$9,915,997

AllianzGI Real Estate Debt:
Investments in Securities—Assets
Mortgage-Backed Securities	—	$10,603,835	—	$10,603,835
Corporate Bonds & Notes	—	1,215,270	—	1,215,270
Asset-Backed Securities	—	595,213	—	595,213
U.S. Government Agency Securities	—	500,140	—	500,140
U.S. Treasury Obligations	—	689,194	—	689,194
Repurchase Agreements	—	672,000	—	672,000

	—	14,275,652	—	14,275,652

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	95,383	—	95,383

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(1,567)	—	(1,567)
Interest Rate Contracts	$(938)	—	—	(938)

	(938)	(1,567)	—	(2,505)

Totals	$(938)	$14,369,468	—	$14,368,530

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$985,556,135	—	$985,556,135
Senior Loans	—	78,336,147	—	78,336,147
Repurchase Agreements	—	61,844,000	—	61,844,000

Totals	—	$1,125,736,282	—	$1,125,736,282

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$532,993,600	—	—	$532,993,600
Repurchase Agreements	—	$40,946,000	—	40,946,000
Options Purchased:
Market Price	5,639,655	—	—	5,639,655

	538,633,255	40,946,000	—	579,579,255

Investments in Securities—Liabilities
Options Written:
Market Price	(25,172,784)	—	—	(25,172,784)

Totals	$513,460,471	$40,946,000	—	$554,406,471

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$2,644,980	—	—	$2,644,980
Options Purchased:
Market Price	41,180	$12,951	—	54,131

	2,686,160	12,951	—	2,699,111

Investments in Securities—Liabilities
Options Written:
Market Price	(160)	—	—	(160)

Totals	$2,686,000	$12,951	—	$2,698,951

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$34,415,096	—	—	$34,415,096
Repurchase Agreements	—	$909,000	—	909,000

Totals	$34,415,096	$909,000	—	$35,324,096

At June 30, 2018, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1(b)
AllianzGI Multi Asset Income	$232,074	—
AllianzGI Best Styles Emerging Markets Equity	169,373	$92,388
AllianzGI Best Styles Global Equity	5,929,322	281,062
AllianzGI Best Styles International Equity	794,377	2,351
AllianzGI Emerging Markets Consumer	104,428	—
AllianzGI Emerging Markets Small-Cap	593,035	44,558
AllianzGI Global Dynamic Allocation	1,833,343	178,887
AllianzGI Global Water	6,285,835	—
AllianzGI International Growth	680,005	—
AllianzGI International Small-Cap	11,475,018	—
AllianzGI NFJ Emerging Markets Value	8,137,649	1,014,311
AllianzGI NFJ International Small-Cap Value	533,786	—

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2017, which was applied on June 30, 2018.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2017, which was not applied on June 30, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2018, was as follows:

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/18
AllianzGI Multi Asset Income:
Investments in Securities—Assets
Rights:
Food & Staples Retailing	$9	$—	$(1)	$—	$(16)	$8	$—	$—	$—

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3		Ending Balance 6/30/18
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Korea (Republic of)	$—	$—		$—	$—	$—	$—	$10,687	***	$—		$10,687
Taiwan	—	—		—	—	—	—	20,171	†	—		20,171
Thailand	195,153	60,591		(60,591)	—	—	16,366	15,608	††	—		227,127
Rights:
Korea (Republic of)	125	—		—	—	—	(125)	—		—		—
Warrants:
Malaysia	—	—		—	—	—	199	—		(199	)†††	—

Totals	$195,278	$60,591		$(60,591)	$—	$—	$16,440	$46,466		$(199)		$257,985

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3		Ending Balance 6/30/18
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$327,578	$—		$(291,658)	$—	$7,462	$(42,230)	$—		$—		$1,152
Greece	—	—		—	—	—	—	108,550	***	—		108,550
Thailand	4,713,778	2,276,430		(3,432,659)	—	835,172	(835,530)	392,695	††	—		3,949,886
Rights:
Italy	—	—	††††	—	—	—	3	—		—		3

Totals	$5,041,356	$2,276,430		$(3,724,317)	$—	$842,634	$(877,757)	$501,245		$—		$4,059,591

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3		Ending Balance 6/30/18
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Thailand	$—	$63,781		$(17,786)	$—	$4,784	$135	$—		$—		$50,914
Rights:
Italy	—	—	††††	—	—	—	1	—		—		1

Totals	$—	$63,781		$(17,786)	$—	$4,784	$136	$—		$—		$50,915

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3		Ending Balance 6/30/18
AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Rights:
Food & Staples Retailing	$97	$—		$(15)	$—	$(174)	$92	$—		$—		$—

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3		Ending Balance 6/30/18
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
IT Services	$5,583,172	$—		$(3,200,684)	$525	$220,683	$(73,719)	$—		$—		$2,529,977

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/18
AllianzGI Core Bond:
Investments in Securities—Assets
Asset-Backed Securities	$—	$376,974		$—	$—	$—	$—	$—		$—	$376,974

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/18
AllianzGI Core Plus Bond:
Investments in Securities—Assets
Asset-Backed Securities	$—	$601,959		$—	$—	$—	$—	$—		$—	$601,959

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/18
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
China	$568,706	$—		$(587,099)	$—	$101,375	$(82,982)	$—		$—	$—
Russian Federation	420,761	2,805		(383,601)	—	218,209	(258,174)	—		—	—
Thailand	1,685,931	2,152,083		(1,197,692)	—	84,131	(213,302)	—		—	2,511,151

Totals	$2,675,398	$2,154,888		$(2,168,392)	$—	$403,715	$(554,458)	$—		$—	$2,511,151

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/18
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Russian Federation	$186,376	$85,793		$(204,362)	$—	$19,056	$(23,744)	$—		$—	$63,119
Thailand	281,516	722,015		(199,428)	—	4,924	(81,375)	—		—	727,652
Preferred Stock:
Russian Federation	—	280,399		(15,073)	—	333	(13,329)	—		—	252,330
Rights:
Korea (Republic of)	1,533	—		— #	—	—	(1,533)	—		—	—

Totals	$469,425	$1,088,207		$(418,863)	$—	$24,313	$(119,981)	$—		$—	$1,043,101

	Beginning Balance 9/30/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 6/30/18
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
China	$55,432	$13,359		$(49,499)	$—	$3,524	$(9,988)	$—		$—	$12,828
Greece	—	—		—	—	—	—	27,780	***	—	27,780
Thailand	891,846	649,232		(525,480)	—	47,886	(46,847)	176,057	††	—	1,192,694
Rights:
Italy	—	—	††††	—	—	—	1	—		—	1
Thailand	133	—		— #	—	—	(133)	—		—	—
United States	83	—		(13)	—	(142)	72	—		—	—

Totals	$947,494	$662,591		$(574,992)	$—	$51,268	$(56,895)	$203,837		$—	$1,233,303

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/18
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Media	$17,256	$—	$—	$—	$—	$(17,201)	$—	$—	$55
Preferred Stock	6,385,000	—	(489,341)	—	136,715	89,252	—	—	6,121,626
Common Stock:
Advertising	489,997	—	—	—	—	90,708	—	—	580,705
Aerospace & Defense	77,816	—	—	—	—	9,523	—	—	87,339
Media	7	—	—	—	—	—	—	—	7
Warrants:
Commercial Services	45,640	—	—	—	—	(45,618)	—	—	22
Media	1	—	—	—	—	—	—	—	1

Totals	$7,015,717	$—	$(489,341)	$—	$136,715	$126,664	$—	$—	$6,789,755

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/18
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$—	$3,502,648	$(124,143)	$—	$16,568	$130,154	$—	$—	$3,525,227
Preferred Stock:
Russian Federation	471,283	96,838	(550,756)	—	(26,228)	8,863	—	—	—

Totals	$471,283	$3,599,486	$(674,899)	$—	$(9,660)	$139,017	$—	$—	$3,525,227

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 6/30/18
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Australia	$39,195	$—	$(32,527)	$—	$15,310	$19,054	$—	$(41,032)	$—

The table above for AllianzGI Convertible, AllianzGI Core Bond and AllianzGI Core Plus Bond, includes Level 3 investments that are valued by brokers and pricing services. The inputs for these investments are not available or cannot be reasonably estimated.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2018:

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock	$227,127	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	11.98-413.67

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values(Ranges)
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$3,949,886	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	19.49-413.67
	$1,152	Market/Discount on Publicly Traded Quote	Discount to Publicly Traded Quote		88%

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock	$50,914	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	47.90-67.74

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values(Ranges)
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock	$2,511,151	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	13.42-184.90

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values(Ranges)
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock	$63,119	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.04637-$5.32779
	$727,652	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	3.08-46.75
Preferred Stock	$252,330	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.50

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values(Ranges)
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock	$1,192,694	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	9.94-413.67

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values(Ranges)
AllianzGI High Yield Bond:
Investments in Securities—Assets
Preferred Stock	$363,526	Market and Company Comparables	EV Multiples Applicable Liquidity Multiple Illiquidity Discount	0.70x (0.35x-1.04x) 1.60 30%
	$5,758,100	Market and Company Comparables	EV Multiples Illiquidity Discount	0.70x (0.35x-1.04x) 30%
Common Stock	$580,705	Market and Company Comparables	EV Multiples Illiquidity Discount	4.12 x (2.03x-13.41x) 30%
	$87,339	Market and Company Comparables	EV Multiples M&A Transaction Multiples Illiquidity Discount	0.73x (0.51x-1.02x) 0.87x (0.32x-2.12x) 40%

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$3,525,227	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$1.73-$69.39

THB—Thai Baht

*

Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 3 and into Level 2 because an evaluated price from a third-party independent pricing vendor was used on June 30, 2018.
***	Transferred out of Level 1 and into Level 3 because trading on the security was halted.
†	Transferred out of Level 2 and into Level 3 because trading on the security was halted.
††	Transferred out of Level 2 and into Level 3 due to an exchange traded closing price being unavailable or unreliable at June 30, 2018.
†††	Transferred out of Level 3 and into Level 1 because an exchange traded closing price was used on June 30, 2018.
††††	Issued via corporate action.
#	Rights were exercised/expired.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at June 30, 2018 was:

AllianzGI Best Styles Emerging Markets Equity	$31,694
AllianzGI Best Styles Global Equity	(89,416)
AllianzGI Best Styles International Equity	136
AllianzGI Convertible	17,119,540
AllianzGI Emerging Markets Consumer	(90,317)
AllianzGI Emerging Markets Small-Cap	(70,777)
AllianzGI Global Dynamic Allocation	(21,828)
AllianzGI High Yield Bond	133,738
AllianzGI NFJ Emerging Markets Value	130,154

At June 30, 2018, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2020	$45,305,894	$2,423,717	$428,308	$1,995,409
AllianzGI Retirement 2025	59,391,281	3,721,987	416,938	3,305,049
AllianzGI Retirement 2030	67,026,190	5,025,308	190,823	4,834,485
AllianzGI Retirement 2035	53,790,856	4,181,045	138,608	4,042,437
AllianzGI Retirement 2040	47,718,991	3,937,642	95,632	3,842,010
AllianzGI Retirement 2045	30,616,640	2,465,393	62,411	2,402,982
AllianzGI Retirement 2050	30,451,528	2,239,459	62,411	2,177,048
AllianzGI Retirement 2055	16,109,618	731,319	34,336	696,983
AllianzGI Multi Asset Income	40,923,394	704,264	1,747,667	(1,043,403)
AllianzGI Global Allocation	317,140,328	23,989,625	6,566,983	17,422,642
AllianzGI Best Styles Emerging Markets Equity	4,657,507	1,238,146	298,583	939,563
AllianzGI Best Styles Global Equity	547,912,361	70,757,125	18,254,774	52,502,351
AllianzGI Best Styles International Equity	24,908,679	2,521,812	1,231,989	1,289,823
AllianzGI Best Styles U.S. Equity	106,512,932	21,711,711	2,697,035	19,014,676
AllianzGI Convertible	466,821,618	52,770,009	4,586,875	48,183,134
AllianzGI Core Bond	36,012,876	38,605	106,963	(68,358)
AllianzGI Core Plus Bond	50,341,375	58,841	168,721	(109,880)
AllianzGI Emerging Markets Consumer	45,360,220	4,770,106	1,583,629	3,186,477
AllianzGI Emerging Markets Debt	21,459,007	37,137	1,536,399	(1,499,262)
AllianzGI Emerging Markets Small-Cap	9,520,916	1,414,092	641,072	773,020
AllianzGI Europe Equity Dividend	7,503,684	502,203	467,917	34,286
AllianzGI Global Dynamic Allocation	285,025,933	22,855,619	8,748,163	14,107,456
AllianzGI Global High Yield	23,063,245	348,102	781,081	(432,979)
AllianzGI Global Sustainability	23,116,360	5,320,388	758,501	4,561,887
AllianzGI Global Water	563,686,640	107,066,733	27,232,526	79,834,207
AllianzGI High Yield Bond	204,265,875	3,524,903	12,862,017	(9,337,114)
AllianzGI International Growth	16,067,563	4,861,751	400,429	4,461,322
AllianzGI International Small-Cap	159,509,638	36,186,741	4,898,844	31,287,897
AllianzGI Micro Cap	20,347,083	8,977,823	762,213	8,215,610
AllianzGI NFJ Emerging Markets Value	166,531,479	5,832,367	13,211,050	(7,378,683)
AllianzGI NFJ International Small-Cap Value	3,492,037	470,145	170,860	299,285
AllianzGI PerformanceFee Managed Futures Strategy	13,753,986	238,914	277,367	(38,453)
AllianzGI PerformanceFee Structured US Equity	27,043,745	329,437	112,255	217,182
AllianzGI PerformanceFee Structured US Fixed Income	25,183,764	88,728	738,871	(650,143)
AllianzGI Preferred Securities and Income	9,948,687	20,497	53,187	(32,690)
AllianzGI Real Estate Debt	14,462,754	103,188	197,412	(94,224)
AllianzGI Short Duration High Income	1,157,763,794	1,127,522	33,155,034	(32,027,512)
AllianzGI Structured Return	556,292,003	4,232,729	6,118,261	(1,885,532)
AllianzGI U.S. Equity Hedged	2,180,145	532,027	13,221	518,806
AllianzGI Ultra Micro Cap	22,852,597	13,328,745	857,246	12,471,499

(1) Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: August 24, 2018

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: August 24, 2018

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: August 24, 2018